UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                        Date of fiscal year end: July 31
                                                ---------

                    Date of reporting period: July 31, 2016
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Annual Report                                                      July 31, 2016

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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)
                                 FAMILY OF ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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


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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 30
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 32
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 36
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 38
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 40
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 42
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 45
Statements of Assets and Liabilities......................................... 48
Statements of Operations..................................................... 50
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 61
Report of Independent Registered Public Accounting Firm...................... 69
Additional Information....................................................... 70
Board of Trustees and Officers............................................... 76
Privacy Policy............................................................... 78


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com

                            HOW TO READ THIS REPORT

This This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2016

Dear Shareholders:

Thank you for your investment in the Sector Funds of First Trust Exchange-Traded AlphaDEX(R) Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended July 31, 2016, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December 2015 had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and from February 11, 2016 to July 31, 2016, the S&P 500(R) Index was up 19.99%.

First Trust believes that having a long-term investment horizon and investing in quality products can help you reach your goals, regardless of how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investment opportunities each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

One of the reasons cited by the Federal Reserve for not raising interest rates beyond the initial 0.25% hike in the federal funds target rate on December 16, 2015 is the slowdown in global growth. The International Monetary Fund reduced its global growth estimate for 2016 from 3.3% in April to 3.2% in July. It also shaved its 2017 estimate by 0.1% to 3.5%, according to its own release. To help put this concern into perspective, the rate was 5.4% in 2010.

The rebound in the price of crude oil is boosting Mergers & Acquisitions ("M&A") activity in the energy sector, according to Bloomberg. From February 11, 2016 (multi-year low) through August 25, 2016, the price of a barrel of crude oil rose 80.6%, from $26.21 to $47.33. Wood Mackenzie, a consulting firm, reported that more than $11 billion worth of oil and gas transactions were announced globally in July. It was the highest monthly total so far this year. Since May, deal volume has totaled $32 billion. Wood Mackenzie believes that M&A activity will continue to accelerate as oil prices stabilize. Higher energy prices, if sustained, could help boost global economic growth moving forward. Many nations around the globe rely fairly heavily on the sale of crude oil to help fund their economies, in our opinion.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds (ETFs) and other exchange-traded products (ETPs) reached a record high of $3.34 trillion globally in July 2016, according to its own release. Total assets invested in U.S. ETFs/ETPs reached a record high of $2.37 trillion in July 2016.

SECTOR INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. For the 12-month period ended July 31, 2016, U.S. Equity funds/ETFs reported net outflows totaling over $47 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported net inflows totaling $163.6 billion, compared to net outflows totaling $211.0 billion for actively managed U.S. Equity funds/ETFs.

For the 12-month period ended July 2016, investors pulled capital from sector funds/ETFs, which reported net outflows totaling $18.1 billion. Passive Sector Equity funds/ETFs reported net inflows totaling $3.1 billion, compared to net outflows totaling $21.2 billion for actively managed Sector Equity funds/ETFs. Using Morningstar fund categories, some of the major sectors reporting the highest net inflows over the past 12 months were Real Estate ($7.3 billion), Equity Energy ($5.6 billion), Utilities ($2.8 billion), Consumer Defensive ($2.3 billion) and Communications ($1.3 billion).

Slow and steady appears to be winning the race, in our opinion. Despite the moderate pace of economic growth since the previous recession ended in 2009, the current bull market in stocks is the second-longest in U.S. history at 2,701 days through July, as measured by the S&P 500(R) Index, according to Bespoke Investment Group. From March 9, 2009 to July 29, 2016, the S&P 500(R) Index posted a cumulative total return of 275.51%, according Bloomberg. From 2009 to 2015, the S&P 500(R) Index increased its annual earnings from $58.15 to $109.32, according to Bloomberg. As of August 5, 2016, Bloomberg's consensus estimates for 2016 and 2017 are $117.73 and $133.11, respectively.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Group, Inc. or its affiliates ("NYSE") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                 -2.34%      12.00%         7.36%        76.26%       92.58%
Market Price                                        -2.39%      12.00%         7.35%        76.21%       92.52%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index         -1.74%      12.77%         8.15%        82.36%      106.08%
Russell 1000(R) Index                                4.84%      13.22%         6.41%        86.03%       77.45%
S&P 500(R) Consumer Discretionary Index              3.53%      17.50%        10.05%       123.97%      142.01%
Russell 1000(R) Consumer Discretionary Index(1)      2.81%      16.74%          NA         116.82%         NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXD's one-year net asset value ("NAV") return of -2.34% underperformed the benchmark S&P 500(R) Consumer Discretionary Index return of 3.53% by -5.87%. The Auto Components industry was the best contributing and best performing industry during the period, with a 0.97% contribution and 17.4% return. The Textiles Apparel & Luxury Goods industry was the worst contributing and second worst performing industry during the period, with a -1.7% contribution and -17.1% return. The highest weighted industry during the period was Specialty Retail at an average 23.2% weighting. This industry had an average return of -0.7%. On a relative basis, the Fund underperformed the benchmark primarily because the Fund was underweight Amazon.com, Inc. within the Internet & Catalog Retail industry. Amazon.com, Inc. was held at an average weighting of 1.3% during the period versus the benchmark weighting of 10.4%. Amazon.com, Inc.'s return of 41.5% caused -2.9% of relative underperformance. The Fund's underweighting of Walt Disney Co. by 6.5%, relative to the benchmark, reversed 1.6% of underperformance. Walt Disney Co. had a return of -18.6% during the period.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       92.37%
Industrials                                   3.57
Information Technology                        1.44
Consumer Staples                              1.33
Financials                                    1.29
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Penske Automotive Group, Inc.                 1.64%
Gap (The), Inc.                               1.58
GameStop Corp., Class A                       1.51
Burlington Stores, Inc.                       1.49
Gentex Corp.                                  1.49
BorgWarner, Inc.                              1.46
Dillard's, Inc., Class A                      1.45
Lear Corp.                                    1.45
General Motors Co.                            1.45
Best Buy Co., Inc.                            1.43
                                            -------
  Total                                      14.95%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            MAY 8, 2007 - JULY 31, 2016

                 First Trust
            Consumer Discretionary        StrataQuant(R) Consumer        Russell 1000(R)        S&P 500(R) Consumer
               AlphaDEX(R) Fund             Discretionary Index               Index             Discretionary Index
5/8/07             $10,000                        $10,000                    $10,000                  $10,000
7/31/07              9,415                          9,439                      9,674                    9,418
1/31/08              8,296                          8,349                      9,261                    8,326
7/31/08              7,133                          7,194                      8,647                    7,355
1/31/09              4,347                          4,406                      5,911                    5,679
7/31/09              6,482                          6,601                      6,903                    6,667
1/31/10              7,427                          7,592                      7,611                    7,697
7/31/10              8,108                          8,319                      7,904                    8,410
1/31/11              9,984                         10,281                      9,387                   10,051
7/31/11             10,925                         11,302                      9,539                   10,806
1/31/12             10,699                         11,120                      9,757                   11,372
7/31/12             10,591                         11,024                     10,298                   12,091
1/31/13             12,657                         13,228                     11,419                   14,063
7/31/13             15,057                         15,791                     12,998                   16,770
1/31/14             15,938                         16,781                     13,957                   17,911
7/31/14             16,920                         17,876                     15,216                   18,899
1/31/15             18,238                         19,332                     15,878                   20,241
7/31/15             19,719                         20,976                     16,926                   23,374
1/31/16             17,144                         18,291                     15,591                   21,815
7/31/16             19,259                         20,608                     17,745                   24,200


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         130              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         146              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         123              0               0             0
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         105              0               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                  9.19%      16.64%        11.69%       115.93%      177.34%
Market Price                                         9.14%      16.65%        11.68%       116.02%      177.32%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index                9.85%      17.54%        12.53%       124.30%      197.21%
Russell 1000(R) Index                                4.84%      13.22%         6.41%        86.03%       77.45%
S&P 500(R) Consumer Staples Index                   11.67%      15.22%        10.89%       103.08%      159.73%
Russell 1000(R) Consumer Staples Index(1)           11.46%      15.60%          NA         106.42%         NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXG's one-year NAV return of 9.19% underperformed the benchmark S&P 500(R) Consumer Staples Index return of 11.67% by -2.48%. With a return of 7.8% and average weighting of 44.9%, Food Products was the top performing and highest weighted industry during the period, contributing 7.8% to the Fund's return. Within the industry, Tyson Foods, Inc. was the top returning security with a 67.6% return. The Food & Staples Retailing was the only industry to have a negative return during the period, with a -9.6% return. The Fund held this industry at an average 21.9% weighting, leading to a contribution of -2.0% during the period. Rite Aid Corp. was the worst performing security with a -21.4% return. On a relative basis, the Fund underperformed the benchmark primarily due to the Fund overweighting Rite Aid Corp. by 3.8%, creating -1.5% of drag, and due to the Fund underweighting the Tobacco industry by 9.7%, creating -1.2% of drag. The Tobacco industry had a return of 22.7% during the period. The well-performing Food Products industry reversed 2.3% of drag by being overweight 27.8% in the well performing industry. Tyson Foods, Inc., as mentioned above, created 1.8% of relative outperformance.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                            100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Spectrum Brands Holdings, Inc.                5.08%
Post Holdings, Inc.                           4.93
Ingredion, Inc.                               4.84
Sysco Corp.                                   4.80
TreeHouse Foods, Inc.                         4.73
Energizer Holdings, Inc.                      4.71
Mondelez International, Inc., Class A         4.55
WhiteWave Foods (The) Co.                     3.89
Bunge Ltd.                                    3.67
Tyson Foods, Inc., Class A                    3.63
                                            -------
  Total                                      44.83%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               MAY 8, 2007 - JULY 31, 2016

            First Trust Consumer Staples        StrataQuant(R) Consumer        Russell 1000(R)        S&P 500(R) Consumer
                  AlphaDEX(R) Fund                   Staples Index                  Index                Staples Index
5/8/07                $10,000                           $10,000                    $10,000                  $10,000
7/31/07                 9,555                             9,574                      9,674                    9,747
1/31/08                 8,917                             8,971                      9,261                   10,285
7/31/08                 9,091                             9,180                      8,647                   10,386
1/31/09                 7,142                             7,224                      5,646                    8,404
7/31/09                 8,442                             8,577                      6,903                    9,587
1/31/10                 9,133                             9,311                      7,611                   10,426
7/31/10                 9,790                            10,017                      7,904                   10,865
1/31/11                10,958                            11,264                      9,387                   11,840
7/31/11                12,844                            13,250                      9,539                   12,790
1/31/12                12,410                            12,853                      9,757                   13,505
7/31/12                12,455                            12,989                     10,298                   15,305
1/31/13                14,509                            15,186                     11,419                   16,073
7/31/13                17,921                            18,842                     12,998                   18,201
1/31/14                18,572                            19,596                     13,957                   18,172
7/31/14                20,635                            21,857                     15,216                   19,497
1/31/15                23,342                            24,784                     15,878                   21,971
7/31/15                25,401                            27,057                     16,926                   23,258
1/31/16                24,327                            25,980                     15,591                   23,835
7/31/16                27,737                            29,721                     17,745                   25,973


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         158              0               0             0
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         94               1               0              0
8/1/12 - 7/31/13         95               0               0              0
8/1/13 - 7/31/14         39               0               0              0
8/1/14 - 7/31/15         48               0               0              0
8/1/15 - 7/31/16         87               0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                 -12.67%     -8.20%        -2.56%       -34.80%      -21.28%
Market Price                                        -12.67%     -8.21%        -2.56%       -34.85%      -21.28%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                         -12.52%     -7.73%        -1.98%       -33.13%      -16.85%
Russell 1000(R) Index                                 4.84%     13.22%         6.41%        86.03%       77.45%
S&P 500(R) Energy Index                               2.03%      0.23%         2.35%         1.17%       23.89%
Russell 1000(R) Energy Index(1)                      -0.66%     -0.71%          NA          -3.51%         NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXN's one-year NAV return of -12.67% underperformed the benchmark S&P 500(R) Energy Index return of 2.03% by -14.70%. The Energy Equipment & Services and Oil Gas & Consumable Fuels industries each contributed about -5.75% during the period. California Resources Corp. stands out as the worst performing security with a -69.6% return during the period, contributing -2.3% to the Fund's return. Exxon Mobil Corp. and Chevron Co., the two largest energy conglomerates held within the Fund, posted solid returns of 16.4% and 21.5%, respectively, during the period. On a relative basis, the Fund underperformed the benchmark. Exxon Mobil Corp. and Chevron Co. were two of the leading contributors to the underperformance as the Fund was underweight the benchmark -25.4% and -11.3%, respectively, causing in total -5.1% of relative underperformance. Because the benchmark is market cap weighted, these two securities take the lion's share of the weighting at 41.6%. The Fund reversed 1.7% of the relative underperformance by holding Kinder Morgan, Inc., which returned -38.9% during the period, at a 2% smaller weighting.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                       96.71%
Information Technology                        3.29
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
HollyFrontier Corp.                           3.65%
Marathon Petroleum Corp.                      3.54
Valero Energy Corp.                           3.50
Tesoro Corp.                                  3.47
Antero Resources Corp.                        3.44
First Solar, Inc.                             3.29
Phillips 66                                   3.27
Dril-Quip, Inc.                               3.18
Transocean Ltd.                               3.15
Noble Corp. PLC                               3.06
                                            -------
  Total                                      33.55%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MAY 8, 2007 - JULY 31, 2016

            First Trust Energy        StrataQuant(R)        Russell 1000(R)         S&P 500(R)
             AlphaDEX(R) Fund          Energy Index              Index             Energy Index
5/8/07           $10,000                 $10,000                $10,000              $10,000
7/31/07           10,370                  10,387                  9,674               10,743
1/31/08           10,594                  10,638                  9,261               10,891
7/31/08           11,990                  12,080                  8,647               11,455
1/31/09            4,831                   4,864                  6,047                7,332
7/31/09            6,865                   6,965                  6,903                8,138
1/31/10            8,005                   8,153                  7,611                8,656
7/31/10            8,119                   8,301                  7,904                8,601
1/31/11           11,422                  11,720                  9,387               11,719
7/31/11           12,073                  12,437                  9,539               12,248
1/31/12           10,110                  10,453                  9,757               11,606
7/31/12            9,477                   9,838                 10,298               11,633
1/31/13           11,278                  11,755                 11,419               12,874
7/31/13           11,715                  12,244                 12,998               13,799
1/31/14           12,399                  13,006                 13,957               14,020
7/31/14           14,678                  15,444                 15,216               16,343
1/31/15           10,559                  11,126                 15,878               13,133
7/31/15            9,013                   9,506                 16,926               12,144
1/31/16            6,948                   7,329                 15,591               10,554
7/31/16            7,871                   8,316                 17,745               12,392


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         156              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          96              1               0             0
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          29              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                  0.22%      13.15%         3.73%       85.48%        40.18%
Market Price                                         0.18%      13.17%         3.73%       85.61%        40.17%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                      0.87%      13.99%         4.61%       92.49%        51.64%
Russell 1000(R) Index                                4.84%      13.22%         6.41%       86.03%        77.45%
S&P 500(R) Financials Index                         -3.77%      12.05%        -2.85%       76.62%       -23.42%
Russell 1000(R) Financial Services Index(1)         -1.39%      12.97%          NA         83.96%          NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXO's one-year NAV return of 0.22% outperformed the benchmark S&P 500(R) Financials Index return of -3.77% by 3.99%. It was the Real Estate Investment Trust ("REIT") industry that contributed the most to the Fund's return during the period. This industry had a return of 19.9%, an average weighting of 20.8%, and contribution of 4.4%. Digital Realty Trust, Inc. also stood out as the top performing security within the REIT industry with a 69.9% return. The Capital Market industry was the worst contributing industry with a -2.2% contribution. Notably, Waddell & Reed Financial, Inc. returned -60.9% during the period creating -0.8% contribution. On a relative basis, the Fund outperformed the benchmark primarily due to the Fund's holdings within the Banking industry. The Fund underweighted this poor performing industry (-10.3% return) by 18.6%, creating 2.5% of relative outperformance. Amongst the Diversified Financial Services industry, the Fund lost -1.2% of relative performance by having a 7.4% lower allocation and -7.3% lower return.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   90.27%
Information Technology                        6.55
Industrials                                   2.61
Consumer Discretionary                        0.57
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lazard Ltd., Class A                          1.10%
Popular, Inc.                                 1.05
Jones Lang LaSalle, Inc.                      1.03
MarketAxess Holdings, Inc.                    1.01
Franklin Resources, Inc.                      0.99
CIT Group, Inc.                               0.99
Fidelity National Information Services, Inc.  0.99
Fifth Third Bancorp                           0.99
Senior Housing Properties Trust               0.97
Santander Consumer USA Holdings, Inc.         0.97
                                            -------
  Total                                      10.09%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MAY 8, 2007 - JULY 31, 2016

            First Trust Financials         StrataQuant(R)         Russell 1000(R)           S&P 500(R)
               AlphaDEX(R) Fund           Financials Index             Index             Financials Index
5/8/07             $10,000                    $10,000                 $10,000                $10,000
7/31/07              8,955                      8,986                   9,674                  8,883
1/31/08              7,939                      8,017                   9,261                  7,875
7/31/08              6,363                      6,450                   8,647                  5,950
1/31/09              3,908                      3,976                   5,646                  3,444
7/31/09              5,412                      5,550                   6,903                  3,713
1/31/10              6,429                      6,618                   7,611                  4,081
7/31/10              6,856                      7,086                   7,904                  4,253
1/31/11              7,898                      8,199                   9,387                  4,772
7/31/11              7,558                      7,878                   9,539                  4,336
1/31/12              7,621                      7,979                   9,757                  4,162
7/31/12              7,904                      8,307                  10,298                  4,385
1/31/13              9,367                      9,886                  11,419                  5,255
7/31/13             11,021                     11,675                  12,998                  6,245
1/31/14             11,646                     12,384                  13,957                  6,482
7/31/14             12,228                     13,050                  15,216                  6,957
1/31/15             12,750                     13,656                  15,878                  7,213
7/31/15             13,987                     15,034                  16,926                  7,959
1/31/16             12,337                     13,296                  15,591                  6,954
7/31/16             14,018                     15,165                  17,745                  7,659


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         151              0               0             0
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         102              0               0             0
8/1/12 - 7/31/13          61              0               0             0
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                 -11.60%     16.72%        13.03%       116.63%      209.81%
Market Price                                        -11.64%     16.71%        13.03%       116.55%      209.81%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                    -11.08%     17.50%        13.87%       123.99%      231.63%
Russell 1000(R) Index                                 4.84%     13.22%         6.41%        86.03%       77.45%
S&P 500(R) Health Care Index                          0.01%     19.37%        10.23%       142.33%      145.74%
Russell 1000(R) Health Care Index(1)                 -1.42%     19.63%          NA         145.01%         NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXH's one-year NAV return of -11.60% underperformed the benchmark S&P 500(R) Health Care Index return of 0.01% by -11.61%. The Health Care Equipment & Supplies industry, held at an average weighting of 24.5%, had the best return of 18.8%, resulting in a contribution of 5.8%. Intuitive Surgical, Inc. was the best performing security at 48.4%. Biotechnology was the worst performing industry during the period with a return of -35.8%. This industry was held at an average weighting of 11.4%, resulting in a contribution of -9.3%. Intrexon Co. was the worst performing security with a -68.9% return. On a relative basis, the Fund underperformed the benchmark. The relative underperformance can almost all be attributed to the Health Care Providers & Services industry. In this industry, the Fund underperformed the benchmark by -11.8% and overweighted the benchmark by 23.8% in this industry during the period, creating -6.0% of relative underperformance. The Fund had a 1.4% position in Community Health Systems, Inc., a security that returned -75.2% during the period which contributed -2.4% of the drag. Relative to the benchmark, the Fund overweighted the Health Care Equipment & Supplies industry and outperformed, which reversed 1.3% of underperformance. Align Technology, Inc. led the industry in this regard with a 42.2% return, and 1.8% overweighting.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Edwards Lifesciences Corp.                    2.44%
United Therapeutics Corp.                     2.43
Veeva Systems, Inc., Class A                  2.37
Zimmer Biomet Holdings, Inc.                  2.32
ABIOMED, Inc.                                 2.30
Laboratory Corp. of America Holdings          2.28
Baxter International, Inc.                    2.26
VCA, Inc.                                     2.24
Boston Scientific Corp.                       2.21
Becton, Dickinson and Co.                     2.21
                                            -------
  Total                                      23.06%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         MAY 8, 2007 - JULY 31, 2016

            First Trust Health Care         StrataQuant(R)          Russell 1000(R)           S&P 500(R)
            AlphaDEX(R) Fund (FXH)         Health Care Index             Index             Health Care Index
5/8/07              $10,000                     $10,000                 $10,000                 $10,000
7/31/07               9,740                       9,764                   9,674                   9,222
1/31/08               9,645                       9,702                   9,261                   9,269
7/31/08               9,465                       9,573                   8,647                   8,940
1/31/09               7,330                       7,443                   5,646                   7,696
7/31/09               8,830                       9,001                   6,903                   7,974
1/31/10              10,750                      10,993                   7,611                   9,042
7/31/10              10,780                      11,068                   7,904                   8,318
1/31/11              13,190                      13,601                   9,387                   9,306
7/31/11              14,302                      14,805                   9,539                  10,142
1/31/12              14,342                      14,909                   9,757                  10,762
7/31/12              15,042                      15,667                  10,298                  11,706
1/31/13              17,867                      18,682                  11,419                  13,226
7/31/13              21,434                      22,504                  12,998                  15,877
1/31/14              25,169                      26,517                  13,957                  17,571
7/31/14              26,745                      28,259                  15,216                  19,279
1/31/15              30,802                      32,650                  15,878                  22,086
7/31/15              35,050                      37,293                  16,926                  24,576
1/31/16              26,992                      28,798                  15,591                  21,549
7/31/16              30,984                      33,161                  17,745                  24,575


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         135              0               0             0
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         118              0               0              0
8/1/12 - 7/31/13          63              0               0              0
8/1/13 - 7/31/14          35              0               0              0
8/1/14 - 7/31/15          32              0               0              0
8/1/15 - 7/31/16         115              0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                 -0.82%      10.99%        4.91%        68.43%        55.69%
Market Price                                        -0.86%      11.03%        4.91%        68.71%        55.70%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                    -0.18%      11.78%        5.68%        74.51%        66.52%
Russell 1000(R) Index                                4.84%      13.22%        6.41%        86.03%        77.45%
S&P 500(R) Industrials Index                        10.46%      13.60%        6.70%        89.15%        81.91%
Russell 1000(R) Producer Durables Index(1)           8.69%      13.61%          NA         89.24%          NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXR's one-year NAV return of -0.82% underperformed the benchmark S&P 500(R) Industrials Index return of 10.46% by -11.28%. The Commercial Services & Supplies industry led the Fund in contribution with a 1.4% contribution. This industry had a 20.8% return and was held at an average weighting of 5.6%. Tyco International PLC also led the industry with a 36.8% return. The Machinery industry was given the highest allocation during the period at 25.7%. With a relatively flat return of -0.1%, the Machinery industry contributed -1.0% to the Fund's return because of the high allocation. On a relative basis, the Fund underperformed the benchmark. The Machinery industry created -3.0% of relative underperformance by overweighting the industry by 13.2% and underperforming by -7.8%. Joy Global, Inc., in particular, was the cause of -1.1% of the relative underperformance as the Fund was overweight the -58.8% performing security by 0.6%. American Airlines Group, Inc., held within the Airlines industry, reversed 0.64% of underperformance as the Fund held the name at a 21.9% return versus the benchmarks 1.4% return.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  90.55%
Information Technology                        7.23
Health Care                                   1.12
Materials                                     1.10
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
American Airlines Group, Inc.                 2.20%
Trinity Industries, Inc.                      2.19
Alaska Air Group, Inc.                        2.02
United Continental Holdings, Inc.             2.00
JetBlue Airways Corp.                         1.94
WESCO International, Inc.                     1.90
Air Lease Corp.                               1.88
Delta Air Lines, Inc.                         1.86
KBR, Inc.                                     1.85
Copart, Inc.                                  1.80
                                            -------
  Total                                      19.64%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         MAY 8, 2007 - JULY 31, 2016

            First Trust Industrials/
               Producer Durables             StrataQuant(R)          Russell 1000(R)           S&P 500(R)
                AlphaDEX(R) Fund            Industrials Index             Index             Industrials Index
5/8/07              $10,000                      $10,000                 $10,000                 $10,000
7/31/07               9,435                        9,457                   9,674                  10,400
1/31/08               8,770                        8,820                   9,261                   9,935
7/31/08               8,792                        8,874                   8,647                   9,138
1/31/09               4,967                        5,030                   5,646                   5,934
7/31/09               6,081                        6,182                   6,903                   6,422
1/31/10               7,233                        7,384                   7,611                   7,464
7/31/10               7,854                        8,048                   7,904                   8,263
1/31/11               9,675                        9,954                   9,387                   9,982
7/31/11               9,243                        9,542                   9,539                   9,618
1/31/12               9,549                        9,904                   9,757                  10,177
7/31/12               9,177                        9,552                  10,298                  10,257
1/31/13              10,955                       11,446                  11,419                  11,594
7/31/13              12,656                       13,270                  12,998                  13,198
1/31/14              14,598                       15,368                  13,957                  14,747
7/31/14              15,496                       16,375                  15,216                  15,405
1/31/15              15,548                       16,486                  15,878                  16,340
7/31/15              15,698                       16,682                  16,926                  16,469
1/31/16              13,029                       13,885                  15,591                  15,578
7/31/16              15,567                       16,652                  17,745                  18,192


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         111              0               0             0
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         142              0               0             0
8/1/12 - 7/31/13          73              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          85              0               0             0
8/1/15 - 7/31/16          98              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                 13.48%       8.82%        7.49%        52.56%        94.81%
Market Price                                        13.52%       8.80%        7.49%        52.44%        94.80%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                      14.25%       9.64%        8.30%        58.41%       108.79%
Russell 1000(R) Index                                4.84%      13.22%        6.41%        86.03%        77.45%
S&P 500(R) Materials Index                           8.40%       7.55%        4.65%        43.87%        52.08%
Russell 1000(R) Materials and Processing Index(1)   11.02%       8.56%          NA         50.75%          NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXZ's one-year NAV return of 13.48% outperformed the benchmark S&P 500(R) Materials Index return of 8.40% by 5.08%. Resulting from an 18.8% average weighting and a 55.8% return, the Metals & Mining industry accounted for 9.2% of the Fund's return during the period. Several securities posted high returns; among them was Newmont Mining Co., which returned 157.4% and contributed 3.6% to the Fund's return. The Chemicals industry, which was given the greatest allocation during the period at 34.5%, was the worst performing and contributing industry during the period, with a -1.1% return and -0.4% contribution. On a relative basis, the Fund outperformed the benchmark. The majority of the outperformance came from the Metals & Mining industry where the Fund posted a 13.5% higher return than the benchmark and an 8.8% greater allocation, which created 4.3% of outperformance. The Chemical industry reversed -0.8% of outperformance by underperforming (-5.5%) and underweighting (-39.7%) the benchmark during the period.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    79.99%
Industrials                                  20.01
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Royal Gold, Inc.                              3.70%
Domtar Corp.                                  3.55
Dow Chemical (The) Co.                        3.41
Westlake Chemical Corp.                       3.36
Martin Marietta Materials, Inc.               3.33
Berry Plastics Group, Inc.                    3.33
USG Corp.                                     3.29
Mosaic (The) Co.                              3.25
Vulcan Materials Co.                          3.25
CF Industries Holdings, Inc.                  3.23
                                            -------
  Total                                      33.70%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     MAY 8, 2007 - JULY 31, 2016

            First Trust Materials        StrataQuant(R)         Russell 1000(R)          S&P 500(R)
              AlphaDEX(R) Fund           Materials Index             Index             Materials Index
5/8/07             $10,000                   $10,000                $10,000                $10,000
7/31/07             10,085                    10,104                  9,674                  9,956
1/31/08             10,310                    10,362                  9,261                 10,271
7/31/08             11,037                    11,128                  8,647                 10,387
1/31/09              5,255                     5,323                  5,646                  5,394
7/31/09              7,814                     7,950                  6,903                  7,499
1/31/10              9,265                     9,468                  7,611                  7,890
7/31/10             10,371                    10,617                  7,904                  8,450
1/31/11             12,736                    13,090                  9,387                 10,544
7/31/11             12,769                    13,180                  9,539                 10,572
1/31/12             12,616                    13,091                  9,757                 10,586
7/31/12             12,159                    12,665                 10,298                 10,021
1/31/13             14,771                    15,454                 11,419                 11,369
7/31/13             15,248                    16,011                 12,998                 11,899
1/31/14             17,100                    18,026                 13,957                 13,120
7/31/14             17,952                    18,987                 15,216                 14,650
1/31/15             16,665                    17,673                 15,878                 14,420
7/31/15             17,168                    18,274                 16,926                 14,029
1/31/16             14,697                    15,690                 15,591                 12,042
7/31/16             19,481                    20,876                 17,745                 15,207


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         119              0               0             0
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 7/31/16         147              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         134              0               0             0
8/1/12 - 7/31/13          87              1               0             0
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                  0.42%      10.30%        6.45%        63.29%        78.12%
Market Price                                         0.39%      10.31%        6.46%        63.34%        78.17%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                      1.09%      11.12%        7.32%        69.39%        91.91%
Russell 1000(R) Index                                4.84%      13.22%        6.41%        86.03%        77.45%
S&P 500(R) Information Technology Index              9.77%      14.79%        9.31%        99.29%       127.33%
Russell 1000(R) Technology Index(1)                  9.14%      13.67%          NA         89.76%          NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXL's one-year NAV return of 0.42% underperformed the benchmark S&P 500(R) Information Technology Index return of 9.77% by -9.35%. The Fund saw the majority of its positive return from the Electronic Equipment Instruments & Components Industry and Semiconductors & Semiconductor Equipment industry, which contributed 2.6% and 2.7%, respectively. NVIDIA Corp., held within the Semiconductors & Semiconductor Equipment industry, stood out as the top performing security in the Fund with a 190.3% return. The Communications Equipment industry lagged with a return of -16.0% and -2.1% contribution. Within this industry, Arista Networks, Inc. had a return of -33.5% and -0.8% contribution to the Fund's return. On a relative basis, the Fund underperformed the benchmark. The Software industry was the leading cause of the underperformance. The Fund held this industry at an average weighting of 23.7%, 3% higher than the benchmark, and had a return 0.5%, 17.1% lower than the benchmark. Microsoft Co.'s 10.1% lower weighting and -11.6% worse relative return caused -1.3% of the underperformance. Several other securities within the Software industry contributed to an additional -3.3% of drag. Apple, Inc., held within the Technology Hardware Storage & Peripherals industry, reversed 3.7% of relative underperformance from holding the -12.3% returning security at a 15.5% lower weighting.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       99.16%
Health Care                                   0.44
Telecommunication Services                    0.40
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
NVIDIA Corp.                                  2.40%
ON Semiconductor Corp.                        2.25
Jabil Circuit, Inc.                           2.18
Applied Materials, Inc.                       2.17
Apple, Inc.                                   2.15
Arrow Electronics, Inc.                       2.12
Cisco Systems, Inc.                           2.10
Intel Corp.                                   2.10
Skyworks Solutions, Inc.                      2.06
Avnet, Inc.                                   2.00
                                            -------
  Total                                      21.53%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JULY 31, 2016

            First Trust Technology         StrataQuant(R)         Russell 1000(R)        S&P 500(R) Information
               AlphaDEX(R) Fund           Technology Index             Index                Technology Index
5/8/07             $10,000                    $10,000                 $10,000                   $10,000
7/31/07             10,235                     10,252                   9,674                    10,160
1/31/08              9,030                      9,078                   9,261                     9,501
7/31/08              8,815                      8,895                   8,647                     9,320
1/31/09              5,205                      5,295                   5,646                     6,101
7/31/09              7,236                      7,397                   6,903                     8,416
1/31/10              8,246                      8,457                   7,611                     9,142
7/31/10              9,060                      9,330                   7,904                     9,570
1/31/11             11,868                     12,273                   9,387                    11,466
7/31/11             10,908                     11,328                   9,539                    11,407
1/31/12             11,048                     11,523                   9,757                    12,125
7/31/12             10,493                     10,986                  10,298                    12,896
1/31/13             11,488                     12,077                  11,419                    13,111
7/31/13             13,069                     13,792                  12,998                    14,332
1/31/14             15,047                     15,945                  13,957                    16,195
7/31/14             16,021                     17,035                  15,216                    18,362
1/31/15             16,916                     18,044                  15,878                    19,186
7/31/15             17,738                     18,982                  16,926                    20,708
1/31/16             15,400                     16,535                  15,591                    20,116
7/31/16             17,812                     19,189                  17,745                    22,733


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         161              0               0             0
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          92              0               0             0
8/1/12 - 7/31/13         114              0               0             0
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                    TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year      5 Years     Inception      5 Years     Inception
                                                     Ended       Ended       (5/8/07)       Ended       (5/8/07)
                                                    7/31/16     7/31/16     to 7/31/16     7/31/16     to 7/31/16
FUND PERFORMANCE
NAV                                                 22.66%      12.64%        6.76%        81.36%        82.86%
Market Price                                        22.61%      12.64%        6.75%        81.29%        82.77%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                      23.62%      13.62%        7.68%        89.38%        97.99%
Russell 1000(R) Index                                4.84%      13.22%        6.41%        86.03%        77.45%
S&P 500(R) Utilities Index                          23.10%      13.87%        6.47%        91.43%        78.42%
Russell 1000(R) Utilities Index(1)                  24.67%      13.39%          NA         87.46%          NA
-----------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXU's one-year NAV return of 22.66% underperformed the benchmark S&P 500(R) Utilities Index return of 23.10% by -0.44%. Electric Utilities, with the greatest allocation of 42.6%, was the top contributing industry with a 10.5% contribution. The top performing industry, Gas Utilities, had a 48.8% return, but only contributed 2.9% due to its lower allocation of 5.3% during the period. The Independent Power & Renewable Electricity Producers industry, with an allocation of 7.4% during the period, returned -25.5% and contributed -3.1% to the Fund's return. On a relative basis, the Fund underperformed the benchmark. The Independent Power & Renewable Electricity Producers industry accounted for -3.6% of the underperformance due to having a 5.3% greater allocation and -8.9% worse performance. Calpine Corp. accounted for -2.1% of the drag by the Fund having a 3.4% greater allocation than the benchmark in the -24.9% returning security. The Multi-Utilities industry reversed 1.8% of underperformance by having a 6.5% higher return than the benchmark during the period. SCANA Corp., within this industry, was the cause of 0.5% relative outperformance due to the Fund having a 2.5% greater allocation to the 41.8% returning security.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    63.33%
Telecommunication Services                   36.67
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Sprint Corp.                                  4.45%
CenturyLink, Inc.                             4.45
T-Mobile US, Inc.                             4.40
Telephone and Data Systems, Inc.              4.36
AT&T, Inc.                                    4.11
FirstEnergy Corp.                             4.11
Verizon Communications, Inc.                  4.07
Public Service Enterprise Group, Inc.         4.05
Level 3 Communications, Inc.                  4.03
Frontier Communications Corp.                 3.46
                                            -------
  Total                                      41.49%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     MAY 8, 2007 - JULY 31, 2016

            First Trust Utilities        StrataQuant(R)         Russell 1000(R)          S&P 500(R)
              AlphaDEX(R) Fund           Utilities Index             Index             Utilities Index
5/8/07             $10,000                   $10,000                $10,000                $10,000
7/31/07              9,185                     9,205                  9,674                  9,034
1/31/08              8,789                     8,856                  9,261                  9,588
7/31/08              8,506                     8,601                  8,647                  9,394
1/31/09              6,660                     6,760                  5,646                  7,262
7/31/09              7,440                     7,593                  6,903                  7,463
1/31/10              8,033                     8,229                  7,611                  7,777
7/31/10              8,616                     8,863                  7,904                  8,170
1/31/11              9,597                     9,912                  9,387                  8,727
7/31/11             10,083                    10,456                  9,539                  9,322
1/31/12             10,008                    10,420                  9,757                  9,970
7/31/12             10,753                    11,245                 10,298                 11,120
1/31/13             11,197                    11,750                 11,419                 10,990
7/31/13             12,464                    13,196                 12,998                 12,011
1/31/14             12,818                    13,628                 13,957                 12,220
7/31/14             14,094                    15,046                 15,216                 13,123
1/31/15             15,906                    17,032                 15,878                 15,666
7/31/15             14,907                    16,015                 16,926                 14,497
1/31/16             15,062                    16,242                 15,591                 15,276
7/31/16             18,283                    19,798                 17,745                 17,843


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         157              0               0             0
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 7/31/16         173              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12          96              0               0             0
8/1/12 - 7/31/13         109              0               0             0
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 7/31/16          78              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2016

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE        DURING THE
                                                  ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 FEBRUARY 1, 2016      JULY 31, 2016         PERIOD           PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00            $1,123.40            0.61%              $3.22
Hypothetical (5% return before expenses)            $1,000.00            $1,021.83            0.61%              $3.07

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00            $1,140.20            0.61%              $3.25
Hypothetical (5% return before expenses)            $1,000.00            $1,021.83            0.61%              $3.07

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00            $1,132.80            0.62%              $3.29
Hypothetical (5% return before expenses)            $1,000.00            $1,021.78            0.62%              $3.12

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00            $1,136.30            0.64%              $3.40
Hypothetical (5% return before expenses)            $1,000.00            $1,021.68            0.64%              $3.22

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00            $1,147.90            0.62%              $3.31
Hypothetical (5% return before expenses)            $1,000.00            $1,021.78            0.62%              $3.12

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2016


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO      EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE        DURING THE
                                                  ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 FEBRUARY 1, 2016      JULY 31, 2016         PERIOD           PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00            $1,194.80            0.68%              $3.71
Hypothetical (5% return before expenses)            $1,000.00            $1,021.48            0.68%              $3.42

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00            $1,325.50            0.66%              $3.82
Hypothetical (5% return before expenses)            $1,000.00            $1,021.58            0.66%              $3.32

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00            $1,156.60            0.63%              $3.38
Hypothetical (5% return before expenses)            $1,000.00            $1,021.73            0.63%              $3.17

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00            $1,213.90            0.61%              $3.36
Hypothetical (5% return before expenses)            $1,000.00            $1,021.83            0.61%              $3.07


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2016 through July 31, 2016), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AUTO COMPONENTS -- 5.8%
      778,528  BorgWarner, Inc.               $    25,831,559
    1,487,492  Gentex Corp.                        26,283,984
      537,387  Goodyear Tire & Rubber (The)
                  Co.                              15,406,885
      207,696  Johnson Controls, Inc.               9,537,401
      225,856  Lear Corp.                          25,623,363
                                              ---------------
                                                  102,683,192
                                              ---------------
               AUTOMOBILES -- 4.0%
    1,828,296  Ford Motor Co.                      23,146,227
      812,069  General Motors Co.                  25,612,656
      283,983  Thor Industries, Inc.               21,736,059
                                              ---------------
                                                   70,494,942
                                              ---------------
               BUILDING PRODUCTS -- 1.1%
      317,144  Fortune Brands Home &
                  Security, Inc.                   20,065,701
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
      440,488  KAR Auction Services, Inc.          18,839,672
                                              ---------------
               DISTRIBUTORS -- 2.8%
      136,188  Genuine Parts Co.                   13,923,861
      289,988  LKQ Corp. (a)                        9,972,687
      244,420  Pool Corp.                          24,999,278
                                              ---------------
                                                   48,895,826
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.3%
      399,679  H&R Block, Inc.                      9,508,363
      163,169  Service Corp. International          4,523,045
      230,964  ServiceMaster Global Holdings,
                  Inc. (a)                          8,737,368
                                              ---------------
                                                   22,768,776
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.9%
    1,128,415  Fitbit, Inc., Class A (a) (b)       15,414,149
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.3%
       58,530  Costco Wholesale Corp.               9,787,387
      188,832  Wal-Mart Stores, Inc.               13,779,071
                                              ---------------
                                                   23,566,458
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 8.9%
      132,024  Aramark                              4,733,060
       96,911  Brinker International, Inc.          4,568,385
      415,973  Carnival Corp.                      19,434,259
       69,667  Darden Restaurants, Inc.             4,288,701
      104,959  Domino's Pizza, Inc.                15,460,461
      295,156  Extended Stay America, Inc.          4,179,409
      408,031  Hilton Worldwide Holdings, Inc.      9,462,239
       89,785 Hyatt Hotels Corp., Class A (a) 4,528,755 66,386 Marriott International, Inc.,
                  Class A (b)                       4,759,876
      194,984  MGM Resorts International (a)        4,675,716


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
      346,116  Norwegian Cruise Line
                  Holdings Ltd. (a)           $    14,744,542
       65,073  Panera Bread Co., Class A (a)       14,271,810
      205,335  Royal Caribbean Cruises Ltd.        14,874,467
      158,628  Six Flags Entertainment Corp.        8,945,033
       99,748  Vail Resorts, Inc.                  14,270,946
      955,587  Wendy's (The) Co.                    9,230,970
       53,223  Yum! Brands, Inc.                    4,759,201
                                              ---------------
                                                  157,187,830
                                              ---------------
               HOUSEHOLD DURABLES -- 12.3%
      375,630  CalAtlantic Group, Inc.             13,601,562
      584,035  D.R. Horton, Inc.                   19,203,071
      433,422  Garmin Ltd.                         23,547,817
      255,999  Harman International
                  Industries, Inc.                 21,155,757
      269,801  Leggett & Platt, Inc.               14,183,439
      398,815  Lennar Corp., Class A               18,664,542
       72,671  Mohawk Industries, Inc. (a)         15,183,879
      283,892  Newell Brands, Inc.                 14,892,974
       12,914  NVR, Inc. (a)                       22,018,370
      943,316  PulteGroup, Inc.                    19,979,433
      683,225  Toll Brothers, Inc. (a)             19,137,132
       82,760  Whirlpool Corp.                     15,919,714
                                              ---------------
                                                  217,487,690
                                              ---------------
               INTERNET & CATALOG RETAIL
                  -- 2.5%
       32,108  Amazon.com, Inc. (a)                24,363,872
       41,519  Expedia, Inc.                        4,843,191
      543,509  Liberty Interactive Corp. QVC
                  Group, Class A (a)               14,571,476
                                              ---------------
                                                   43,778,539
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.6%
      738,384  Pandora Media, Inc. (a) (b)         10,042,022
                                              ---------------
               LEISURE PRODUCTS -- 2.6%
      202,840  Brunswick Corp.                     10,064,921
      218,911  Hasbro, Inc.                        17,782,140
      141,017  Mattel, Inc.                         4,707,147
      288,892  Vista Outdoor, Inc. (a)             14,459,045
                                              ---------------
                                                   47,013,253
                                              ---------------
               MEDIA -- 11.3%
       26,947  Cable One, Inc.                     14,116,994
       81,044  CBS Corp., Class B                   4,232,118
       60,297  Charter Communications, Inc.,
                  Class A (a)                      14,161,956
      252,140  Cinemark Holdings, Inc.              9,480,464
      282,023  Comcast Corp., Class A              18,966,047
      728,703  Discovery Communications,
                  Inc., Class A (a)                18,283,158
       84,206  DISH Network Corp.,
                  Class A (a)                       4,498,285
      397,956  Interpublic Group of Cos.
                  (The), Inc.                       9,176,865
      176,167  John Wiley & Sons, Inc.,
                  Class A                          10,164,836


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
      391,185  Live Nation Entertainment,
                  Inc. (a)                    $    10,726,293
       54,155  Omnicom Group, Inc.                  4,456,415
      834,192  Regal Entertainment Group,
                  Class A (b)                      19,620,196
       70,870  Scripps Networks Interactive,
                  Inc., Class A                     4,681,672
    1,117,088  Sirius XM Holdings, Inc. (a)         4,904,016
      595,135  TEGNA, Inc.                         13,033,457
      187,514  Time Warner, Inc.                   14,372,948
      112,619  Tribune Media Co., Class A           4,172,534
      443,355  Viacom, Inc., Class B               20,159,352
                                              ---------------
                                                  199,207,606
                                              ---------------
               MULTILINE RETAIL -- 7.7%
      379,237  Dillard's, Inc., Class A            25,666,760
      244,501  Dollar General Corp.                23,164,025
      243,860  Dollar Tree, Inc. (a)               23,481,279
      606,072  Kohl's Corp.                        25,206,535
      547,029  Macy's, Inc.                        19,600,049
      263,318  Target Corp.                        19,835,745
                                              ---------------
                                                  136,954,393
                                              ---------------
               PROFESSIONAL SERVICES -- 0.2%
       84,895  Nielsen Holdings PLC                 4,572,445
                                              ---------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 1.3%
      138,667  Lamar Advertising Co., Class A       9,409,943
      570,509  Outfront Media, Inc.                13,275,744
                                              ---------------
                                                   22,685,687
                                              ---------------
               ROAD & RAIL -- 1.1%
       36,803  AMERCO                              14,555,955
      136,899  Avis Budget Group, Inc. (a)          5,028,300
                                              ---------------
                                                   19,584,255
                                              ---------------
               SPECIALTY RETAIL -- 27.5%
       27,296  Advance Auto Parts, Inc.             4,636,499
      391,356  AutoNation, Inc. (a)                20,878,843
       11,575  AutoZone, Inc. (a)                   9,421,703
      531,729  Bed Bath & Beyond, Inc.             23,901,218
      751,050  Best Buy Co., Inc.                  25,235,280
      344,491  Burlington Stores, Inc. (a)         26,357,006
      275,453  Cabela's, Inc. (a)                  14,221,638
      213,380  CST Brands, Inc.                     9,542,354
      408,031  Dick's Sporting Goods, Inc.         20,927,910
      335,134  Foot Locker, Inc.                   19,980,689
      864,636  GameStop Corp., Class A             26,760,484
    1,083,030  Gap (The), Inc.                     27,931,344
       34,564  Home Depot (The), Inc.               4,778,127
       65,733  L Brands, Inc.                       4,857,669
      174,163  Lowe's Cos., Inc.                   14,330,132
      646,455  Michaels (The) Cos., Inc. (a)       17,040,554
      309,901  Murphy USA, Inc. (a)                23,750,813
       33,898  O'Reilly Automotive, Inc. (a)        9,851,776
      730,521  Penske Automotive Group, Inc.       28,943,242
      162,171  Ross Stores, Inc.                   10,027,033
      150,037  Sally Beauty Holdings, Inc. (a)      4,400,585


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
      278,859  Signet Jewelers Ltd.           $    24,514,495
    2,666,088  Staples, Inc.                       24,767,957
      303,200  Tiffany & Co.                       19,562,464
      119,043  TJX (The) Cos., Inc.                 9,728,194
      100,816  Tractor Supply Co.                   9,239,786
       94,334  Ulta Salon, Cosmetics &
                  Fragrance, Inc. (a)              24,640,984
      835,696  Urban Outfitters, Inc. (a)          24,987,310
                                              ---------------
                                                  485,216,089
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 5.7%
       86,344  Carter's, Inc.                       8,742,330
      225,651  Coach, Inc.                          9,727,815
      214,108  Kate Spade & Co. (a)                 4,644,003
      248,923  lululemon athletica, Inc. (a)       19,328,871
      185,775  Michael Kors Holdings Ltd. (a)       9,608,283
      243,887  PVH Corp.                           24,647,220
      205,158  Ralph Lauren Corp.                  20,123,948
      148,473  Skechers U.S.A., Inc.,
                  Class A (a)                       3,566,321
                                              ---------------
                                                  100,388,791
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%    1,766,847,316
               (Cost $1,668,799,712)          ---------------

               MONEY MARKET FUNDS -- 1.1%
   18,153,271  Goldman Sachs Financial
                  Square Treasury Obligations
                  Fund - Institutional Class -
                  0.23% (c) (d)                    18,153,271
      675,809  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (c)                   675,809
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.1%                          18,829,080
               (Cost $18,829,080)             ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.2%
$   7,188,372  JPMorgan Chase & Co.,
                  0.26% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $7,188,528. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 0.875%, due
                  04/15/17. The value of the
                  collateral including accrued
                  interest is $7,351,112. (d)       7,188,372


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2016

  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS
                  (CONTINUED)
$  14,891,405  RBC Capital Markets LLC,
                  0.30% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $14,891,777. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.250% to
                  1.500%, due 01/31/19 to
                  05/31/20. The value of the
                  collateral including accrued
                  interest is
                  $15,236,789. (d)            $    14,891,405
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.2%               22,079,777
               (Cost $22,079,777)             ---------------

               TOTAL INVESTMENTS -- 102.3%      1,807,756,173
               (Cost $1,709,708,569) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.3)%           (40,854,316)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,766,901,857
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $39,628,777 and the total value of the collateral held by the Fund is $40,233,048.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,713,732,997. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $155,764,081 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $61,740,905.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $1,766,847,316   $        --   $        --
Money Market Funds        18,829,080            --            --
Repurchase Agreements            --     22,079,777            --
                      ------------------------------------------
Total Investments     $1,785,676,396   $22,079,777   $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    39,628,777
Non-cash Collateral(2)                            (39,628,777)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    22,079,777
Non-cash Collateral(4)                            (22,079,777)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BEVERAGES -- 6.6%
      508,557  Constellation Brands, Inc.,
                  Class A                     $    83,723,739
      435,246  Dr Pepper Snapple Group, Inc.       42,876,084
      261,699  Monster Beverage Corp. (a)          42,036,710
                                              ---------------
                                                  168,636,533
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 13.6%
      639,614  Casey's General Stores, Inc.        85,414,053
      219,644  CVS Health Corp.                    20,365,392
      571,593  Kroger (The) Co.                    19,542,765
    2,807,595  Rite Aid Corp. (a)                  19,653,165
    2,368,251  Sysco Corp.                        122,651,719
      505,079  Walgreens Boots Alliance, Inc.      40,027,511
    1,313,486  Whole Foods Market, Inc.            40,035,053
                                              ---------------
                                                  347,689,658
                                              ---------------
               FOOD PRODUCTS -- 57.1%
    1,681,021  Archer-Daniels-Midland Co.          75,780,427
    1,422,074  Bunge Ltd.                          93,629,352
      632,164  Campbell Soup Co.                   39,364,852
      439,841  ConAgra Foods, Inc.                 20,566,965
    2,243,080  Flowers Foods, Inc.                 41,250,241
    1,010,924  General Mills, Inc.                 72,675,327
    1,449,230  Hain Celestial Group (The),
                  Inc. (a)                         76,504,852
      741,171  Hershey (The) Co.                   82,092,100
      574,560  Hormel Foods Corp.                  21,459,816
      928,563  Ingredion, Inc.                    123,721,734
      137,977  J.M. Smucker (The) Co.              21,270,534
      257,549  Kellogg Co.                         21,301,878
      950,675  Kraft Heinz (The) Co.               82,128,813
      675,908  McCormick & Co., Inc.               69,111,593
    2,640,409  Mondelez International, Inc.,
                  Class A                         116,125,188
    2,829,633  Pilgrim's Pride Corp.               65,788,967
    1,453,202  Post Holdings, Inc. (a)            125,949,017
    1,170,631  TreeHouse Foods, Inc. (a)          120,797,413
    1,259,406  Tyson Foods, Inc., Class A          92,692,282
    1,791,981  WhiteWave Foods (The) Co. (a)       99,437,026
                                              ---------------
                                                1,461,648,377
                                              ---------------
               HOUSEHOLD PRODUCTS -- 14.8%
      700,738  Church & Dwight Co., Inc.           68,840,501
      303,909  Clorox (The) Co.                    39,833,353
    2,333,754  Energizer Holdings, Inc.           120,258,343
      152,958  Kimberly-Clark Corp.                19,815,709
    1,007,166  Spectrum Brands Holdings, Inc.     129,692,766
                                              ---------------
                                                  378,440,672
                                              ---------------
               PERSONAL PRODUCTS -- 1.9%
      910,538  Nu Skin Enterprises, Inc.,
                  Class A (b)                      48,622,729
                                              ---------------
               TOBACCO -- 5.8%
    1,045,521  Altria Group, Inc.                  70,781,772
    1,559,720  Reynolds American, Inc.             78,079,583
                                              ---------------
                                                  148,861,355
                                              ---------------
               TOTAL COMMON STOCKS -- 99.8%     2,553,899,324
               (Cost $2,296,599,377)          ---------------


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               RIGHTS -- 0.0%
               FOOD & STAPLES RETAILING
                  -- 0.0%
        5,790  Safeway Casa Ley, S.A.,
                  CVR (a) (c)                 $         5,876
        5,790  Safeway PDC, LLC,
                  CVR (a) (c)                             283
                                              ---------------
               TOTAL RIGHTS -- 0.0%                     6,159
               (Cost $6,008)                  ---------------

               MONEY MARKET FUNDS -- 0.3%
    2,092,713  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.23% (d) (e)                     2,092,713
    4,910,823  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (d)                 4,910,823
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                           7,003,536
               (Cost $7,003,536)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     828,677  JPMorgan Chase & Co.,
                  0.26% (d), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of $828,695.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 0.875%, due 04/15/17. The
                  value of the collateral
                  including accrued interest
                  is $847,438. (e)                    828,677
    1,716,685  RBC Capital Markets LLC,
                  0.30% (d), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $1,716,727. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.250% to
                  1.500%, due 01/31/19 to
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $1,756,501. (e)       1,716,685
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.1%                2,545,362
               (Cost $2,545,362)              ---------------

               TOTAL INVESTMENTS -- 100.2%      2,563,454,381
               (Cost $2,306,154,283) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%            (5,154,214)
                                              ---------------
               NET ASSETS -- 100.0%           $ 2,558,300,167
                                              ===============


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JULY 31, 2016

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,651,140 and the total value of the collateral held by the Fund is $4,638,075.

(c) This investment is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2016, securities noted as such amounted to $6,159 or 0.0% of net assets.

(d)   Interest rate shown reflects yield as of July 31, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $2,312,339,341. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $278,358,117 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,243,077.

CVR   - Contingent Value Rights

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $2,553,899,324   $        --   $        --
Rights*                           --         6,159            --
Money Market Funds         7,003,536            --            --
Repurchase Agreements             --     2,545,362            --
                      ------------------------------------------
Total Investments     $2,560,902,860   $ 2,551,521   $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,651,140
Non-cash Collateral(2)                             (4,638,075)
                                              ---------------
Net Amount                                    $        13,065
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,545,362
Non-cash Collateral(4)                             (2,545,362)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               ENERGY EQUIPMENT & SERVICES
                  -- 25.9%
      200,402  Baker Hughes, Inc.             $     9,585,228
    1,486,942  Diamond Offshore Drilling, Inc.     33,783,322
      851,347  Dril-Quip, Inc. (a)                 46,338,817
      931,449  Ensco PLC, Class A                   8,541,387
    1,119,085  FMC Technologies, Inc. (a)          28,402,377
      444,592  Helmerich & Payne, Inc. (b)         27,551,366
      899,917  Nabors Industries Ltd.               8,099,253
      268,774  National Oilwell Varco, Inc.         8,694,839
    6,036,851  Noble Corp. PLC                     44,551,961
    1,211,557  Oceaneering International, Inc.     33,778,209
    1,696,861  Patterson-UTI Energy, Inc.          32,902,135
    2,048,541  Rowan Cos. PLC, Class A             31,219,765
      114,368  Schlumberger Ltd.                    9,208,911
    4,183,631  Transocean Ltd. (b)                 45,978,105
    1,629,611  Weatherford International
                  PLC (a)                           9,256,191
                                              ---------------
                                                  377,891,866
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 70.8%
    1,914,699  Antero Resources Corp. (a)          50,145,967
      324,924  Apache Corp.                        17,058,510
      702,751  Cabot Oil & Gas Corp.               17,336,867
    2,113,163  Chesapeake Energy Corp. (a)         11,453,343
      345,104  Chevron Corp.                       35,366,258
      151,585  Cimarex Energy Co.                  18,193,232
      684,552  ConocoPhillips                      27,943,413
    1,124,224  CONSOL Energy, Inc.                 21,787,461
      659,281  Continental Resources, Inc. (a)     29,041,328
      498,987  Devon Energy Corp.                  19,101,222
      327,229  Diamondback Energy, Inc. (a)        28,727,434
      216,840  EOG Resources, Inc.                 17,715,828
      233,627  EQT Corp.                           17,022,063
      318,385  Exxon Mobil Corp.                   28,320,346
      300,976  Hess Corp.                          16,147,362
    2,092,710  HollyFrontier Corp.                 53,196,688
      966,259  Kinder Morgan, Inc.                 19,644,045
    1,659,509  Kosmos Energy Ltd. (a)               9,210,275
    2,410,203  Marathon Oil Corp.                  32,875,169
    1,310,428  Marathon Petroleum Corp.            51,617,759
    1,139,074  Memorial Resource
                  Development Corp. (a)            17,063,329
      675,549  Newfield Exploration Co. (a)        29,251,272
      762,428  ONEOK, Inc.                         34,149,150
    1,336,936  Parsley Energy, Inc.,
                  Class A (a)                      38,116,045
    1,255,084  PBF Energy, Inc., Class A           28,038,577
      626,954  Phillips 66                         47,686,121
      512,996  QEP Resources, Inc.                  9,336,527
    1,105,413  SM Energy Co.                       29,989,855
    1,437,877  Southwestern Energy Co. (a)         20,964,247
      814,806  Spectra Energy Corp.                29,308,572
      858,497  Targa Resources Corp.               31,987,598
      663,956  Tesoro Corp.                        50,560,249
      975,369  Valero Energy Corp.                 50,992,291


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      976,701  Whiting Petroleum Corp. (a)    $     7,198,286
      418,148  Williams (The) Cos., Inc.           10,023,008
      761,778  World Fuel Services Corp.           36,260,633
    3,885,837  WPX Energy, Inc. (a)                38,819,512
                                              ---------------
                                                1,031,649,842
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.3%
    1,026,074  First Solar, Inc. (a)               47,897,134
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,457,438,842
               (Cost $1,465,330,063)          ---------------

               MONEY MARKET FUNDS -- 1.4%
   20,846,570  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.23% (c) (d)                    20,846,570
      347,425  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (c)                   347,425
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.4%                          21,193,995
               (Cost $21,193,995)             ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.7%
$   8,254,871  JPMorgan Chase & Co.,
                  0.26% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $8,255,049. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 0.875%, due
                  04/15/17. The value of the
                  collateral including accrued
                  interest is $8,441,756. (d)       8,254,871
   17,100,759  RBC Capital Markets LLC,
                  0.30% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $17,101,186. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.250% to
                  1.500%, due 01/31/19 to
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $17,497,386. (d)     17,100,759
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.7%               25,355,630
               (Cost $25,355,630)             ---------------


Page 30                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JULY 31, 2016

               DESCRIPTION                              VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 103.1%    $ 1,503,988,467
               (Cost $1,511,879,688) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.1)%           (45,911,167)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,458,077,300
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $46,071,713 and the total value of the collateral held by the Fund is $46,202,200.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,515,067,665. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $76,281,228 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $87,360,426.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $1,457,438,842   $        --   $        --
Money Market Funds        21,193,995            --            --
Repurchase Agreements             --    25,355,630            --
                      ------------------------------------------
Total Investments     $1,478,632,837   $25,355,630   $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    46,071,713
Non-cash Collateral(2)                            (46,071,713)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    25,355,630
Non-cash Collateral(4)                            (25,355,630)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BANKS -- 19.0%
      226,629  Associated Banc-Corp.          $     4,215,299
      390,519  Bank of America Corp.                5,658,620
      126,527  BankUnited, Inc.                     3,798,341
      109,145  BB&T Corp.                           4,024,176
       41,326  BOK Financial Corp.                  2,695,695
      203,002  CIT Group, Inc.                      7,015,749
      152,814  Citigroup, Inc.                      6,694,781
      194,522  Citizens Financial Group, Inc.       4,343,676
       62,994  Comerica, Inc.                       2,849,849
       27,044  Commerce Bancshares, Inc.            1,278,911
       40,656  Cullen/Frost Bankers, Inc.           2,760,136
      113,707  East West Bancorp, Inc.              3,891,054
      368,267  Fifth Third Bancorp                  6,989,708
      188,029  First Horizon National Corp.         2,737,702
      399,047  First Niagara Financial Group,
                  Inc.                              4,062,298
       37,016  First Republic Bank                  2,652,937
      579,674  Huntington Bancshares, Inc.          5,506,903
       83,402  JPMorgan Chase & Co.                 5,335,226
      351,737  KeyCorp                              4,115,323
       21,918  M&T Bank Corp.                       2,510,926
       97,697  PacWest Bancorp                      4,039,771
      176,739  People's United Financial, Inc.      2,679,363
       63,670  PNC Financial Services Group
                  (The), Inc.                       5,262,325
      221,079  Popular, Inc.                        7,448,151
      608,958  Regions Financial Corp.              5,584,145
       10,363  Signature Bank (a)                   1,246,047
       94,619  SunTrust Banks, Inc.                 4,001,438
       27,231  SVB Financial Group (a)              2,734,537
       44,685  Synovus Financial Corp.              1,360,211
      409,667  TCF Financial Corp.                  5,567,375
       64,246  U.S. Bancorp                         2,709,254
       82,121  Wells Fargo & Co.                    3,939,344
       39,684  Western Alliance Bancorp (a)         1,350,447
      154,665  Zions Bancorporation                 4,312,060
                                              ---------------
                                                  135,371,778
                                              ---------------
               CAPITAL MARKETS -- 10.2%
       27,606  Affiliated Managers Group,
                  Inc. (a)                          4,052,009
       28,836  Ameriprise Financial, Inc.           2,763,642
      100,035  Bank of New York Mellon
                  (The) Corp.                       3,941,379
        3,790  BlackRock, Inc.                      1,388,088
      110,306  E*TRADE Financial Corp. (a)          2,766,475
       45,021  Federated Investors, Inc.,
                  Class B                           1,421,313
      194,120  Franklin Resources, Inc.             7,025,203
       26,165  Goldman Sachs Group (The),
                  Inc.                              4,155,264
       36,598  Interactive Brokers Group,
                  Inc., Class A                     1,275,074
      202,904  Invesco Ltd.                         5,920,739
      217,515  Lazard Ltd., Class A (b)             7,773,986
      230,011  LPL Financial Holdings,
                  Inc. (c)                          6,198,796


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      199,471  Morgan Stanley                 $     5,730,802
       19,555  Northern Trust Corp.                 1,321,722
       52,559  Raymond James Financial, Inc.        2,885,489
       26,923  SEI Investments Co.                  1,211,535
       96,108  State Street Corp.                   6,321,984
       71,025  T. Rowe Price Group, Inc.            5,020,757
       45,500  TD Ameritrade Holding Corp.          1,381,380
                                              ---------------
                                                   72,555,637
                                              ---------------
               CONSUMER FINANCE -- 6.4%
      379,486  Ally Financial, Inc.                 6,845,927
       42,650  American Express Co.                 2,749,219
       81,602  Capital One Financial Corp.          5,473,862
       72,524  Discover Financial Services          4,122,264
      433,658  Navient Corp.                        6,157,944
      113,554  OneMain Holdings, Inc. (a)           3,274,897
      627,080  Santander Consumer USA
                  Holdings, Inc. (a)                6,891,609
      628,908  SLM Corp. (a)                        4,521,849
      205,001  Synchrony Financial (a)              5,715,428
                                              ---------------
                                                   45,752,999
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 5.1%
       44,736  Berkshire Hathaway, Inc.,
                  Class B (a)                       6,454,063
       19,446  CBOE Holdings, Inc.                  1,337,885
       13,293  CME Group, Inc.                      1,359,076
        8,019  FactSet Research Systems, Inc.       1,378,947
       10,126  Intercontinental Exchange, Inc.      2,675,289
       44,543  MarketAxess Holdings, Inc.           7,200,821
       13,833  Moody's Corp.                        1,466,436
       33,597  MSCI, Inc.                           2,890,686
       60,097  Nasdaq, Inc.                         4,252,464
       24,156  S&P Global, Inc.                     2,951,863
      156,974  Voya Financial, Inc.                 4,023,244
                                              ---------------
                                                   35,990,774
                                              ---------------
               INSURANCE -- 24.0%
       53,867  Aflac, Inc.                          3,893,507
        9,429  Alleghany Corp. (a)                  5,124,661
       37,039  Allstate (The) Corp.                 2,530,875
       35,055  American Financial Group, Inc.       2,562,520
       48,991  American International Group,
                  Inc.                              2,667,070
      211,511  AmTrust Financial Services,
                  Inc.                              5,048,768
       23,725  Aon PLC                              2,540,236
       18,002  Arch Capital Group Ltd. (a)          1,307,485
      136,082  Arthur J. Gallagher & Co.            6,693,874
      139,662  Aspen Insurance Holdings Ltd.        6,418,866
       30,019  Assurant, Inc.                       2,491,877
      255,327  Assured Guaranty Ltd.                6,840,210
       94,217  Axis Capital Holdings Ltd.           5,236,581
      103,724  Brown & Brown, Inc.                  3,802,522
        9,908  Chubb Ltd.                           1,241,076
       34,593  Cincinnati Financial Corp.           2,584,097
       77,158  Endurance Specialty Holdings
                  Ltd.                              5,218,196


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       35,464  Everest Re Group Ltd.          $     6,703,051
      128,853  First American Financial Corp.       5,387,344
      103,638  FNF Group                            3,904,043
       61,237  Hanover Insurance Group
                  (The), Inc.                       5,042,255
       87,585  Hartford Financial Services
                  Group (The), Inc.                 3,490,262
      133,658  Lincoln National Corp.               5,836,845
        1,365  Markel Corp. (a)                     1,295,044
       75,702  Marsh & McLennan Cos., Inc.          4,977,406
      130,100  MetLife, Inc.                        5,560,474
      268,653  Old Republic International
                  Corp.                             5,206,495
       94,547  Principal Financial Group, Inc.      4,408,727
       24,193  ProAssurance Corp.                   1,249,810
      116,013  Progressive (The) Corp.              3,771,583
       90,800  Prudential Financial, Inc.           6,836,332
       26,720  Reinsurance Group of America,
                  Inc.                              2,651,960
       33,097  RenaissanceRe Holdings Ltd.          3,889,559
       41,914  Torchmark Corp.                      2,593,219
       54,421  Travelers (The) Cos., Inc.           6,324,809
      203,774  Unum Group                           6,808,089
      133,314  Validus Holdings Ltd.                6,589,711
       64,863  W. R. Berkley Corp.                  3,774,378
        1,532  White Mountains Insurance
                  Group Ltd.                        1,258,262
      194,462  XL Group Ltd.                        6,730,330
                                              ---------------
                                                  170,492,409
                                              ---------------
               IT SERVICES -- 6.5%
       99,359  Broadridge Financial Solutions,
                  Inc.                              6,724,617
      134,677  CoreLogic, Inc. (a)                  5,424,790
       18,720  Euronet Worldwide, Inc. (a)          1,427,587
       87,918  Fidelity National Information
                  Services, Inc.                    6,992,118
       35,738  Fiserv, Inc. (a)                     3,944,046
       72,601  Global Payments, Inc.                5,420,391
       44,545  Jack Henry & Associates, Inc.        3,975,641
       97,582  Total System Services, Inc.          4,968,875
      114,448  Vantiv, Inc., Class A (a)            6,268,317
       67,555  Western Union (The) Co.              1,351,100
                                              ---------------
                                                   46,497,482
                                              ---------------
               MEDIA -- 0.6%
       96,156  Thomson Reuters Corp.                4,049,129
                                              ---------------
               PROFESSIONAL SERVICES -- 2.6%
       42,534  Dun & Bradstreet (The) Corp.         5,497,520
       50,442  Equifax, Inc.                        6,681,547
      193,719  TransUnion (a)                       6,338,486
                                              ---------------
                                                   18,517,553
                                              ---------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 23.0%
       50,057  Alexandria Real Estate
                  Equities, Inc.                    5,621,401


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
       45,620  American Tower Corp.           $     5,281,427
       68,871  Apple Hospitality REIT, Inc.         1,402,902
        7,185  AvalonBay Communities, Inc.          1,333,895
        9,816  Boston Properties, Inc.              1,395,148
      247,550  Chimera Investment Corp.             4,153,889
       87,617  Corporate Office Properties
                  Trust                             2,625,005
      110,986  Corrections Corp. of America         3,557,101
       38,318  Crown Castle International
                  Corp.                             3,717,996
       41,956  CubeSmart                            1,246,513
      116,385  CyrusOne, Inc.                       6,380,226
       59,430  Digital Realty Trust, Inc.           6,208,058
      136,451  Empire State Realty Trust,
                  Inc., Class A                     2,864,107
       16,062  EPR Properties                       1,349,529
       16,713  Equinix, Inc.                        6,231,776
       44,481  Equity Commonwealth (a)              1,335,320
       64,732  Equity LifeStyle Properties,
                  Inc.                              5,323,560
       94,051  Equity Residential                   6,394,527
       28,008  Extra Space Storage, Inc.            2,409,248
       23,473 Federal Realty Investment Trust 3,983,368 290,355 Forest City Realty Trust, Inc.,
                  Class A                           6,866,896
       75,155  Gaming and Leisure Properties,
                  Inc.                              2,692,804
      160,235  Healthcare Trust of America,
                  Inc., Class A                     5,456,002
       44,989  Hospitality Properties Trust         1,435,599
      159,845  Host Hotels & Resorts, Inc.          2,835,650
      162,629  Iron Mountain, Inc.                  6,701,941
       58,638  Kilroy Realty Corp.                  4,292,888
       82,571  Kimco Realty Corp.                   2,650,529
       32,622  Liberty Property Trust               1,349,898
       45,519  Macerich (The) Co.                   4,062,116
      891,031  MFA Financial, Inc.                  6,700,553
       12,170  Mid-America Apartment
                  Communities, Inc.                 1,290,263
       38,155  Omega Healthcare Investors,
                  Inc.                              1,316,348
      120,291  Piedmont Office Realty Trust,
                  Inc., Class A                     2,639,185
        5,061  Public Storage                       1,209,174
       61,890  Regency Centers Corp.                5,256,318
       76,659  Retail Properties of America,
                  Inc., Class A                     1,351,498
      310,984  Senior Housing Properties Trust      6,906,955
       11,951  Simon Property Group, Inc.           2,713,355
      125,053  Starwood Property Trust, Inc.        2,726,155
      128,968  Tanger Factory Outlet Centers,
                  Inc.                              5,383,124
      605,400  Two Harbors Investment Corp.         5,297,250
       88,952  Ventas, Inc.                         6,774,584
       31,735  Weingarten Realty Investors          1,370,635
       43,515  Weyerhaeuser Co.                     1,423,811
                                              ---------------
                                                  163,518,527
                                              ---------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2016

SHARES         DESCRIPTION                            VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 2.4%
       56,664  Howard Hughes (The) Corp. (a)  $     6,769,081
       66,467  Jones Lang LaSalle, Inc.             7,276,143
       89,293  Realogy Holdings Corp. (a)           2,767,190
                                              ---------------
                                                   16,812,414
                                              ---------------
               TOTAL COMMON STOCKS -- 99.8%       709,558,702
               (Cost $700,887,495)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    1,635,566  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.23% (d) (e)                     1,635,566
    1,045,018  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (d)                 1,045,018
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                           2,680,584
               (Cost $2,680,584)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$     647,655  JPMorgan Chase & Co.,
                  0.26% (d), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of $647,669.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 0.875%, due 04/15/17. The
                  value of the collateral
                  including accrued interest
                  is $662,317. (e)                    647,655
    1,341,679  RBC Capital Markets LLC,
                  0.30% (d), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $1,341,713. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.250% to
                  1.500%, due 01/31/19 to
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $1,372,798. (e)       1,341,679
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.3%                1,989,334
               (Cost $1,989,334)              ---------------
               TOTAL INVESTMENTS -- 100.5%        714,228,620
               (Cost $705,557,413) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%            (3,536,271)
                                              ---------------
               NET ASSETS -- 100.0%           $   710,692,349
                                              ===============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,786,475 and the total value of the collateral held by the Fund is $3,624,900.

(d)   Interest rate shown reflects yield as of July 31, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $707,044,298. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $46,894,589 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $39,710,267.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $  709,558,702   $        --   $        --
Money Market Funds         2,680,584            --            --
Repurchase Agreements             --     1,989,334            --
                      ------------------------------------------
Total Investments     $  712,239,286   $ 1,989,334   $        --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,786,475
Non-cash Collateral(2)                             (3,624,900)
                                              ---------------
Net Amount                                    $       161,575
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,989,334
Non-cash Collateral(4)                             (1,989,334)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 5.6%
      157,551  AbbVie, Inc.                   $    10,434,603
      323,511  Medivation, Inc. (a)                20,701,469
      113,145  Seattle Genetics, Inc. (a)           5,437,748
      230,217  United Therapeutics Corp. (a)       27,858,559
                                              ---------------
                                                   64,432,379
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 34.6%
      248,126  Abbott Laboratories                 11,103,639
      223,118  ABIOMED, Inc. (a)                   26,321,230
      242,181  Align Technology, Inc. (a)          21,590,436
      539,238  Baxter International, Inc.          25,894,209
      143,788  Becton, Dickinson and Co.           25,306,688
    1,043,410  Boston Scientific Corp. (a)         25,333,995
       82,957  C. R. Bard, Inc.                    18,559,970
       85,273  Cooper (The) Cos., Inc.             15,559,764
       73,692  DENTSPLY SIRONA, Inc.                4,719,236
      122,949  DexCom, Inc. (a)                    11,339,586
      244,501  Edwards Lifesciences Corp. (a)      28,000,255
      193,338  Hill-Rom Holdings, Inc.             10,330,049
      262,594  IDEXX Laboratories, Inc. (a)        24,628,691
       29,494  Intuitive Surgical, Inc. (a)        20,520,745
       52,694  Medtronic PLC                        4,617,575
      231,390  ResMed, Inc.                        15,938,143
      187,572  St. Jude Medical, Inc.              15,575,979
      162,797  Stryker Corp.                       18,930,035
      110,019  Teleflex, Inc.                      19,837,526
       55,602  Varian Medical Systems,
                  Inc. (a)                          5,267,734
      257,086  West Pharmaceutical Services,
                  Inc.                             20,638,864
      202,563  Zimmer Biomet Holdings, Inc.        26,564,112
                                              ---------------
                                                  396,578,461
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 37.2%
       82,530  Acadia Healthcare Co., Inc. (a)      4,662,945
      159,730  Aetna, Inc.                         18,402,493
       57,637  AmerisourceBergen Corp.              4,910,096
      251,584  AmSurg Corp. (a)                    18,871,316
      111,393  Anthem, Inc.                        14,630,357
      631,719  Brookdale Senior Living,
                  Inc. (a)                         11,667,850
      125,034  Cardinal Health, Inc.               10,452,842
      341,662  Centene Corp. (a)                   24,104,254
       76,209  Cigna Corp.                          9,827,913
      189,224  DaVita HealthCare Partners,
                  Inc. (a)                         14,672,429
      576,692  Envision Healthcare Holdings,
                  Inc. (a)                         14,180,856
      193,020  Express Scripts Holding Co. (a)     14,683,031
      189,986  HCA Holdings, Inc. (a)              14,653,620
      110,336  Henry Schein, Inc. (a)              19,968,609
       54,227  Humana, Inc.                         9,356,869
      187,182  Laboratory Corp. of America
                  Holdings (a)                     26,123,120
      373,022  LifePoint Health, Inc. (a)          22,075,442


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       78,387  McKesson Corp.                 $    15,250,975
      201,994  MEDNAX, Inc. (a)                    13,919,406
      407,342  Patterson Cos., Inc.                20,106,401
      139,818  Premier, Inc., Class A (a)           4,572,049
      239,624  Quest Diagnostics, Inc.             20,693,929
      165,419  Tenet Healthcare Corp. (a)           5,063,476
      172,694  UnitedHealth Group, Inc.            24,729,781
      145,470  Universal Health Services,
                  Inc., Class B                    18,842,729
      360,663  VCA, Inc. (a)                       25,729,698
      227,300  WellCare Health Plans, Inc. (a)     24,275,640
                                              ---------------
                                                  426,428,126
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 4.1%
      360,008  Allscripts Healthcare
                  Solutions, Inc. (a)               5,083,313
       33,127  athenahealth, Inc. (a)               4,233,300
      166,449  Cerner Corp. (a)                    10,384,753
      714,667  Veeva Systems, Inc.,
                  Class A (a)                      27,150,199
                                              ---------------
                                                   46,851,565
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 9.6%
      219,881  Agilent Technologies, Inc.          10,578,475
       68,197  Bio-Rad Laboratories, Inc.,
                  Class A (a)                       9,894,703
      172,984  Bio-Techne Corp.                    19,446,861
      177,469  Charles River Laboratories
                  International, Inc. (a)          15,604,849
      186,068  PerkinElmer, Inc.                   10,590,991
      447,216  QIAGEN N.V. (a)                     11,985,389
       69,993  Quintiles Transnational
                  Holdings, Inc. (a)                5,434,256
       66,011  Thermo Fisher Scientific, Inc.      10,485,187
      506,253  VWR Corp. (a)                       15,855,844
                                              ---------------
                                                  109,876,555
                                              ---------------
               PHARMACEUTICALS -- 8.9%
      160,511  Akorn, Inc. (a)                      5,494,292
      132,611  Bristol-Myers Squibb Co.             9,920,629
       58,055  Eli Lilly and Co.                    4,812,179
      293,272  Endo International PLC (a)           5,091,202
      120,618  Johnson & Johnson                   15,104,992
      320,957  Mallinckrodt PLC (a)                21,613,244
       79,361  Merck & Co., Inc.                    4,655,316
      338,360  Mylan N.V. (a)                      15,831,865
      415,526  Pfizer, Inc.                        15,328,754
       96,337  Zoetis, Inc.                         4,862,128
                                              ---------------
                                                  102,714,601
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%    1,146,881,687
               (Cost $1,047,707,021)          ---------------


Page 36                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
    1,706,929  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (b)           $     1,706,929
               (Cost $1,706,929)              ---------------

               TOTAL INVESTMENTS -- 100.1%      1,148,588,616
               (Cost $1,049,413,950) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (696,098)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,147,892,518
                                              ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2016.

(c) Aggregate cost for federal income tax purposes is $1,051,363,181. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $121,262,959 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,037,524.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $1,146,881,687   $        --   $        --
Money Market Funds         1,706,929            --            --
                      ------------------------------------------
Total Investments     $1,148,588,616   $        --   $        --
                      ==========================================

* See Portfolio of In vestments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               AEROSPACE & DEFENSE -- 14.7%
        4,068  Boeing (The) Co.               $       543,729
       29,541  BWX Technologies, Inc.               1,087,404
        7,589  General Dynamics Corp.               1,114,748
       31,633  HEICO Corp.                          2,198,810
        4,544  Honeywell International, Inc.          528,604
       16,595  Huntington Ingalls Industries,
                  Inc.                              2,863,965
       11,238  Lockheed Martin Corp.                2,840,180
        9,510  Northrop Grumman Corp.               2,060,151
       20,515  Raytheon Co.                         2,862,458
       64,850  Spirit AeroSystems Holdings,
                  Inc., Class A (a)                 2,813,193
       57,807  Textron, Inc.                        2,254,473
        8,014  TransDigm Group, Inc. (a)            2,240,073
                                              ---------------
                                                   23,407,788
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 2.0%
       22,534  C.H. Robinson Worldwide, Inc.        1,568,817
       10,774  Expeditors International of
                  Washington, Inc.                    532,559
        9,811  United Parcel Service, Inc.,
                  Class B                           1,060,569
                                              ---------------
                                                    3,161,945
                                              ---------------
               AIRLINES -- 11.7%
       47,841  Alaska Air Group, Inc.               3,215,872
       98,506  American Airlines Group, Inc.        3,496,963
       76,548  Delta Air Lines, Inc.                2,966,235
      168,396  JetBlue Airways Corp. (a)            3,086,699
       62,150  Spirit Airlines, Inc. (a)            2,656,912
       67,948  United Continental Holdings,
                  Inc. (a)                          3,186,082
                                              ---------------
                                                   18,608,763
                                              ---------------
               BUILDING PRODUCTS -- 1.8%
       23,987  A.O. Smith Corp.                     2,228,153
        7,611  Allegion PLC                           550,960
                                              ---------------
                                                    2,779,113
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 8.4%
       17,051  Cintas Corp.                         1,829,061
       20,281  Clean Harbors, Inc. (a)              1,042,849
       56,901  Copart, Inc. (a)                     2,870,087
       62,455  R.R. Donnelley & Sons Co.            1,119,194
       32,612  Republic Services, Inc.              1,671,691
       18,052  Rollins, Inc.                          508,705
       49,613  Tyco International PLC               2,260,864
       31,892  Waste Management, Inc.               2,108,699
                                              ---------------
                                                   13,411,150
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 4.8%
       33,265  AECOM (a)                            1,180,575
       33,951  Fluor Corp.                          1,817,058
       10,610  Jacobs Engineering Group,
                  Inc. (a)                            567,847
      210,622  KBR, Inc.                            2,952,920



SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                  (CONTINUED)
       45,705  Quanta Services, Inc. (a)      $     1,170,048
                                              ---------------
                                                    7,688,448
                                              ---------------
               CONTAINERS & PACKAGING -- 1.1%
       22,386  Avery Dennison Corp.                 1,743,646
                                              ---------------
               ELECTRICAL EQUIPMENT -- 4.9%
       22,858  AMETEK, Inc.                         1,075,012
       35,383  Eaton Corp. PLC                      2,243,636
       20,261  Emerson Electric Co.                 1,132,590
        5,007  Hubbell, Inc.                          539,905
       38,392  Regal Beloit Corp.                   2,342,296
        4,601  Rockwell Automation, Inc.              526,354
                                              ---------------
                                                    7,859,793
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.5%
       34,146  FLIR Systems, Inc.                   1,112,477
       95,865  Keysight Technologies, Inc. (a)      2,803,092
                                              ---------------
                                                    3,915,569
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.1%
       21,910  Danaher Corp.                        1,784,350
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 1.6%
        3,019  3M Co.                                 538,469
       19,998  Carlisle Cos., Inc.                  2,065,593
                                              ---------------
                                                    2,604,062
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.6%
        4,833  CoStar Group, Inc. (a)              1,004,781
                                              ---------------
               IT SERVICES -- 4.2%
        4,666  Accenture PLC, Class A                 526,372
        5,753  Automatic Data Processing, Inc.        511,729
       17,827  Booz Allen Hamilton Holding
                  Corp.                               550,498
       39,372  Genpact Ltd. (a)                     1,053,988
       28,119  Paychex, Inc.                        1,666,894
      222,707  Xerox Corp.                          2,293,882
                                              ---------------
                                                    6,603,363
                                              ---------------
               MACHINERY -- 20.3%
       44,842  AGCO Corp.                           2,159,591
        6,971  Caterpillar, Inc.                      576,920
       63,234  Colfax Corp. (a)                     1,856,550
       29,500  Crane Co.                            1,837,850
       18,796  Cummins, Inc.                        2,307,585
        6,521  Deere & Co.                            506,747
       15,377  Donaldson Co., Inc.                    555,571
       15,242  Dover Corp.                          1,088,736
       11,699  Flowserve Corp.                        559,797
        6,437  IDEX Corp.                             577,978
       87,198  ITT, Inc.                            2,765,049
        9,171  Middleby (The) Corp. (a)             1,104,005
       20,012  Nordson Corp.                        1,766,860


Page 38                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       35,069  Oshkosh Corp.                  $     1,931,951
       10,185  PACCAR, Inc.                           600,610
        9,780  Parker-Hannifin Corp.                1,116,778
        6,695  Snap-on, Inc.                        1,052,253
        9,503  Stanley Black & Decker, Inc.         1,156,515
       52,031  Terex Corp.                          1,256,028
       23,962  Toro (The) Co.                       2,203,306
      150,170  Trinity Industries, Inc.             3,485,446
       37,472  Xylem, Inc.                          1,791,536
                                              ---------------
                                                   32,257,662
                                              ---------------
               MARINE -- 1.5%
       44,699  Kirby Corp. (a)                      2,435,648
                                              ---------------
               PROFESSIONAL SERVICES -- 1.8%
       32,847  ManpowerGroup, Inc.                  2,279,582
        6,518  Verisk Analytics, Inc. (a)             555,855
                                              ---------------
                                                    2,835,437
                                              ---------------
               ROAD & RAIL -- 10.3%
       81,038  CSX Corp.                            2,295,806
       35,852  Genesee & Wyoming, Inc.,
                  Class A (a)                       2,321,417
       18,572  Kansas City Southern                 1,784,955
       24,367  Landstar System, Inc.                1,717,630
       19,653  Norfolk Southern Corp.               1,764,446
       35,042  Old Dominion Freight Line,
                  Inc. (a)                          2,441,026
       34,570  Ryder System, Inc.                   2,278,163
       19,179  Union Pacific Corp.                  1,784,606
                                              ---------------
                                                   16,388,049
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 6.8%
      104,130  Air Lease Corp.                      2,999,985
       48,052  HD Supply Holdings, Inc. (a)         1,739,002
       14,977  MSC Industrial Direct Co.,
                  Inc., Class A                     1,075,798
       24,934  United Rentals, Inc. (a)             1,986,492
       54,161  WESCO International, Inc. (a)        3,018,934
                                              ---------------
                                                   10,820,211
                                              ---------------
               TOTAL INVESTMENTS -- 100.1%        159,309,778
               (Cost $161,903,113) (b)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (141,227)
                                              ---------------
               NET ASSETS -- 100.0%           $   159,168,551
                                              ===============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $162,224,678. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,391,918 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,306,818.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $  159,309,778   $        --   $        --
                      ==========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 39

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BUILDING PRODUCTS -- 8.9%
       44,343  Lennox International, Inc.     $     6,952,982
      102,183  Masco Corp.                          3,727,636
       61,363  Owens Corning                        3,246,716
      293,161  USG Corp. (a)                        8,255,414
                                              ---------------
                                                   22,182,748
                                              ---------------
               CHEMICALS -- 36.7%
       22,255  Air Products and Chemicals,
                  Inc.                              3,325,342
       59,797  Albemarle Corp.                      5,033,113
       13,771  Ashland, Inc.                        1,559,428
       24,149  Celanese Corp., Series A             1,531,530
      327,956  CF Industries Holdings, Inc.         8,093,954
      158,998  Dow Chemical (The) Co.               8,533,423
       93,124  Eastman Chemical Co.                 6,074,479
      136,536  FMC Corp.                            6,490,921
      352,586  Huntsman Corp.                       5,450,980
       12,540  International Flavors &
                  Fragrances, Inc.                  1,670,955
       84,965  LyondellBasell Industries N.V.,
                  Class A                           6,394,466
      301,903  Mosaic (The) Co.                     8,151,381
        3,814  NewMarket Corp.                      1,632,163
       14,063  Praxair, Inc.                        1,638,902
       94,939  RPM International, Inc.              5,151,390
       67,835  Scotts Miracle-Gro (The) Co.,
                  Class A                           5,002,831
       10,767  Sherwin-Williams (The) Co.           3,227,193
       43,900  Valspar (The) Corp.                  4,674,033
      184,150  Westlake Chemical Corp.              8,423,021
                                              ---------------
                                                   92,059,505
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.8%
       35,057  Valmont Industries, Inc.             4,590,714
                                              ---------------
               CONSTRUCTION MATERIALS -- 9.3%
       81,955  Eagle Materials, Inc.                6,880,122
       41,166  Martin Marietta Materials, Inc.      8,342,290
       65,670  Vulcan Materials Co.                 8,141,767
                                              ---------------
                                                   23,364,179
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 16.7%
       39,956  AptarGroup, Inc.                     3,123,760
       61,402  Bemis Co., Inc.                      3,133,958
      203,436  Berry Plastics Group, Inc. (a)       8,340,876
       31,199  Crown Holdings, Inc. (a)             1,652,611
      378,171  Graphic Packaging Holding Co.        5,158,252
       74,600  International Paper Co.              3,417,426
      175,540  Owens-Illinois, Inc. (a)             3,298,397
       70,852  Packaging Corp. of America           5,291,936
       63,663  Sonoco Products Co.                  3,242,357
      122,006  WestRock Co.                         5,235,277
                                              ---------------
                                                   41,894,850
                                              ---------------
               ELECTRICAL EQUIPMENT -- 2.7%
       25,503  Acuity Brands, Inc.                  6,692,752
                                              ---------------


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               MACHINERY -- 4.1%
       49,647  Ingersoll-Rand PLC             $     3,289,610
      206,234  Timken (The) Co.                     6,898,528
                                              ---------------
                                                   10,188,138
                                              ---------------
               METALS & MINING -- 13.7%
      170,524  Alcoa, Inc.                          1,810,965
       63,921  Compass Minerals International,
                  Inc.                              4,448,262
      141,900  Freeport-McMoRan, Inc.               1,839,024
       40,410  Newmont Mining Corp.                 1,778,040
       31,992  Nucor Corp.                          1,716,051
       82,223  Reliance Steel & Aluminum Co.        6,449,572
      109,747  Royal Gold, Inc.                     9,278,011
      258,085  Steel Dynamics, Inc.                 6,921,840
                                              ---------------
                                                   34,241,765
                                              ---------------
               PAPER & FOREST PRODUCTS -- 3.5%
      225,756  Domtar Corp.                         8,888,014
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.6%
       44,944  Watsco, Inc.                         6,473,734
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%      250,576,399
               (Cost $237,443,597)

               MONEY MARKET FUNDS -- 0.0%
       81,483  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (b)                    81,483
               (Cost $81,483)                 ---------------

               TOTAL INVESTMENTS -- 100.0%        250,657,882
               (Cost $237,525,080) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (99,910)
                                              ---------------
               NET ASSETS -- 100.0%           $   250,557,972
                                              ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2016.

(c) Aggregate cost for federal income tax purposes is $237,852,443. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,994,793 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,189,354.


Page 40                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $  250,576,399   $        --   $        --
Money Market Funds            81,483            --            --
                      ------------------------------------------
Total Investments     $  250,657,882   $        --   $        --
                      ==========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 41

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               COMMUNICATIONS EQUIPMENT
                  -- 9.8%
       87,235 ARRIS International PLC (a) $ 2,376,281 1,058,116 Brocade Communications
                  Systems, Inc.                     9,840,479
      338,568  Cisco Systems, Inc.                 10,336,481
      313,036  CommScope Holding Co.,
                  Inc. (a)                          9,375,428
       51,197  F5 Networks, Inc. (a)                6,318,734
      431,903  Juniper Networks, Inc.               9,799,879
                                              ---------------
                                                   48,047,282
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.4%
       16,939  SBA Communications Corp.,
                  Class A (a)                       1,947,985
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 15.8%
       31,893  Amphenol Corp., Class A              1,898,271
      156,923  Arrow Electronics, Inc. (a)         10,433,810
      239,780  Avnet, Inc.                          9,854,958
      193,883  CDW Corp.                            8,323,397
       90,148  Cognex Corp.                         4,071,985
      284,576  Corning, Inc.                        6,323,279
      121,799  Dolby Laboratories, Inc.,
                  Class A                           6,127,708
       72,705  FEI Co.                              7,737,266
      111,714  Ingram Micro, Inc., Class A          3,825,087
       97,136  IPG Photonics Corp. (a)              8,187,594
      525,908  Jabil Circuit, Inc.                 10,702,228
                                              ---------------
                                                   77,485,583
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
       72,097  IMS Health Holdings, Inc. (a)        2,164,352
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 7.2%
      104,205  Akamai Technologies, Inc. (a)        5,265,479
        2,599  Alphabet, Inc., Class A (a)          2,056,693
       50,998  Facebook, Inc., Class A (a)          6,320,692
      186,859  GoDaddy, Inc., Class A (a)           5,590,821
       69,011  IAC/InterActiveCorp                  3,999,878
       20,530  LinkedIn Corp., Class A (a)          3,956,747
       21,148  VeriSign, Inc. (a)                   1,831,628
      191,973  Yelp, Inc. (a)                       6,175,771
                                              ---------------
                                                   35,197,709
                                              ---------------
               IT SERVICES -- 8.5%
      134,630  Amdocs Ltd.                          7,857,007
       31,944  Cognizant Technology Solutions
                  Corp., Class A (a)                1,836,461
       36,825  Computer Sciences Corp.              1,761,340
       33,372  DST Systems, Inc.                    4,115,769
       79,774  Gartner, Inc. (a)                    7,997,343
       51,204  International Business Machines
                  Corp.                             8,224,386


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
      162,333  Leidos Holdings, Inc. (b)      $     8,118,273
       68,250  Sabre Corp.                          1,989,488
                                              ---------------
                                                   41,900,067
                                              ---------------
               SEMICONDUCTORS &
                  SEMICONDUCTOR
                  EQUIPMENT -- 26.4%
       68,599  Analog Devices, Inc.                 4,378,674
      405,242  Applied Materials, Inc.             10,653,812
       37,504  Broadcom Ltd.                        6,074,898
      296,144  Intel Corp.                         10,323,580
       53,043  KLA-Tencor Corp.                     4,015,886
       92,443  Lam Research Corp.                   8,298,608
       83,503  Linear Technology Corp.              5,009,345
       36,020  Microchip Technology, Inc.           2,004,153
      705,924  Micron Technology, Inc. (a)          9,699,396
      206,628  NVIDIA Corp.                        11,798,459
    1,101,305  ON Semiconductor Corp. (a)          11,046,089
      105,467  Qorvo, Inc. (a)                      6,668,678
      145,059  QUALCOMM, Inc.                       9,077,792
      153,501  Skyworks Solutions, Inc.            10,134,136
      493,322  Teradyne, Inc.                       9,743,109
       93,026  Texas Instruments, Inc.              6,488,564
       84,227  Xilinx, Inc.                         4,302,315
                                              ---------------
                                                  129,717,494
                                              ---------------
               SOFTWARE -- 23.5%
      196,084  Activision Blizzard, Inc.            7,874,733
       40,561  Adobe Systems, Inc. (a)              3,969,299
       20,149  ANSYS, Inc. (a)                      1,800,515
      236,698  CA, Inc.                             8,201,586
      319,786  Cadence Design Systems,
                  Inc. (a)                          7,690,853
      105,031  CDK Global, Inc.                     6,069,742
       48,513  Citrix Systems, Inc. (a)             4,323,964
       76,928  Electronic Arts, Inc. (a)            5,871,145
       57,880  Fortinet, Inc. (a)                   2,007,857
       94,367  Guidewire Software, Inc. (a)         5,800,739
       69,624  Intuit, Inc.                         7,727,568
       60,586  Manhattan Associates, Inc. (a)       3,517,017
       25,116  NetSuite, Inc. (a)                   2,733,877
      142,391  Oracle Corp.                         5,843,727
       48,656  PTC, Inc. (a)                        1,933,103
       73,393  salesforce.com, Inc. (a)             6,003,547
       27,535  ServiceNow, Inc. (a)                 2,062,922
       33,746  Splunk, Inc. (a)                     2,110,475
      143,692  Synopsys, Inc. (a)                   7,782,359
       46,613  Tyler Technologies, Inc. (a)         7,598,851
       36,953  Ultimate Software Group (The),
                  Inc. (a)                          7,726,872
       67,902  VMware, Inc., Class A (a) (b)        4,955,488
       24,486  Workday, Inc., Class A (a)           2,040,663
                                              ---------------
                                                  115,646,902
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 8.0%
      101,606  Apple, Inc.                         10,588,361
      214,506  EMC Corp.                            6,066,230
      309,595  HP, Inc.                             4,337,426


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS (CONTINUED)
      139,914  NCR Corp. (a)                  $     4,612,964
      158,008  NetApp, Inc.                         4,163,511
      205,533  Western Digital Corp.                9,764,873
                                              ---------------
                                                   39,533,365
                                              ---------------
               TOTAL COMMON STOCKS -- 100.0%      491,640,739
               (Cost $471,381,977)            ---------------

               MONEY MARKET FUNDS -- 1.0%
    4,528,501  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.23% (c) (d)                     4,528,501
      190,632  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (c)                   190,632
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.0%                           4,719,133
               (Cost $4,719,133)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.1%
$   1,793,206  JPMorgan Chase & Co.,
                  0.26% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $1,793,245. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 0.875%, due
                  04/15/17. The value of the
                  collateral including accrued
                  interest is $1,833,803. (d)       1,793,206
    3,714,798  RBC Capital Markets LLC,
                  0.30% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $3,714,891. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.250% to
                  1.500%, due 01/31/19 to
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $3,800,958. (d)       3,714,798
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.1%                5,508,004
               (Cost $5,508,004)              ---------------

               TOTAL INVESTMENTS -- 102.1%        501,867,876
               (Cost $481,609,114) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (2.1)%           (10,389,780)
                                              ---------------
               NET ASSETS -- 100.0%           $   491,478,096
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,568,082 and the total value of the collateral held by the Fund is $10,036,505.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $483,064,157. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,360,389 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,556,670.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $  491,640,739   $        --   $        --
Money Market Funds         4,719,133            --            --
Repurchase Agreements             --     5,508,004            --
                      ------------------------------------------
Total Investments     $  496,359,872   $ 5,508,004   $        --
                      ==========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 43

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     9,568,082
Non-cash Collateral(2)                             (9,568,082)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     5,508,004
Non-cash Collateral(4)                             (5,508,004)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 44                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 23.4%
    1,738,618  AT&T, Inc.                     $    75,264,773
    2,589,647  CenturyLink, Inc.                   81,418,502
   12,166,099  Frontier Communications Corp.       63,263,715
    1,459,034  Level 3 Communications,
                  Inc. (a)                         73,827,120
    1,345,372  Verizon Communications, Inc.        74,547,063
    2,151,827  Zayo Group Holdings, Inc. (a)       60,896,704
                                              ---------------
                                                  429,217,877
                                              ---------------
               ELECTRIC UTILITIES -- 42.3%
      378,466  Alliant Energy Corp.                15,233,257
      857,477  American Electric Power Co.,
                  Inc.                             59,423,156
      700,554  Duke Energy Corp.                   59,960,417
      580,346  Edison International                44,907,174
      184,698  Entergy Corp.                       15,032,570
      501,674  Eversource Energy                   29,342,912
    1,652,930  Exelon Corp.                        61,621,230
    2,151,982  FirstEnergy Corp.                   75,147,211
    1,976,991  Great Plains Energy, Inc.           58,874,792
      916,445  Hawaiian Electric Industries,
                  Inc.                             28,455,617
      962,737  ITC Holdings Corp.                  44,526,586
      115,224  NextEra Energy, Inc.                14,782,087
      917,565  OGE Energy Corp.                    29,518,066
      705,183  PG&E Corp.                          45,089,401
      741,432  Pinnacle West Capital Corp.         58,476,742
    1,194,051  PPL Corp.                           45,027,663
      560,326  Southern (The) Co.                  29,977,441
      267,875  Westar Energy, Inc.                 14,885,814
    1,006,596  Xcel Energy, Inc.                   44,270,092
                                              ---------------
                                                  774,552,228
                                              ---------------
               GAS UTILITIES -- 2.5%
    1,184,481  Questar Corp.                       29,813,387
      332,047  UGI Corp.                           15,028,447
                                              ---------------
                                                   44,841,834
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 2.3%
    1,203,936  AES (The) Corp.                     14,868,610
    2,037,306  Calpine Corp. (a)                   27,992,584
                                              ---------------
                                                   42,861,194
                                              ---------------
               MULTI-UTILITIES -- 16.2%
      841,272  Ameren Corp.                        44,116,304
      560,360  Consolidated Edison, Inc.           44,873,629
      303,172  DTE Energy Co.                      29,565,333
      626,047  MDU Resources Group, Inc.           15,056,430
    1,611,793  Public Service Enterprise
                  Group, Inc.                      74,158,596
      397,175  SCANA Corp.                         29,764,295
      131,776  Sempra Energy                       14,743,099
      855,807  Vectren Corp.                       44,270,896
                                              ---------------
                                                  296,548,582
                                              ---------------


SHARES         DESCRIPTION                              VALUE
-------------------------------------------------------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 13.2%
   13,267,226  Sprint Corp. (a) (b)           $    81,460,768
    2,532,894  Telephone and Data Systems,
                  Inc.                             79,760,832
    1,736,206  T-Mobile US, Inc. (a)               80,455,786
                                              ---------------
                                                  241,677,386
                                              ---------------
               TOTAL COMMON STOCKS -- 99.9%     1,829,699,101
               (Cost $1,672,189,224)          ---------------

               MONEY MARKET FUNDS -- 1.2%
   22,416,177  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.23% (c) (d)                    22,416,177
      178,204  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.21% (c)                   178,204
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                          22,594,381
               (Cost $22,594,381)             ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                              VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.5%
$   8,876,407  JPMorgan Chase & Co.,
                  0.26% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $8,876,599. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 0.875%, due
                  04/15/17. The value of the
                  collateral including accrued
                  interest is $9,077,363. (d)       8,876,407

   18,388,331  RBC Capital Markets LLC,
                  0.30% (c), dated 07/29/16,
                  due 08/01/16, with a
                  maturity value of
                  $18,388,791. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.250% to
                  1.500%, due 01/31/19 to
                  05/31/20. The value of the
                  collateral including accrued
                  interest is $18,814,822. (d)     18,388,331
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS  -- 1.5%              27,264,738
               (Cost $27,264,738)             ---------------

               TOTAL INVESTMENTS -- 102.6%      1,879,558,220
               (Cost $1,722,048,343) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (2.6)%           (48,260,110)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,831,298,110
                                              ===============


                        See Notes to Financial Statements                Page 45

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JULY 31, 2016

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $49,465,682 and the total value of the collateral held by the Fund is $49,680,915.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,724,115,745. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $159,195,166 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,752,691.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2       LEVEL 3
                      ------------------------------------------
Common Stocks*        $1,829,699,101   $        --   $        --
Money Market Funds        22,594,381            --            --
Repurchase Agreements             --    27,264,738            --
                      ------------------------------------------
Total Investments     $1,852,293,482   $27,264,738   $        --
                      ==========================================

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    49,465,682
Non-cash Collateral(2)                            (49,465,682)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    27,264,738
Non-cash Collateral(4)                            (27,264,738)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 46                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2016

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value.............................................     $1,807,756,173        $2,563,454,381        $1,503,988,467
Cash  ............................................................                 --                    --                71,375
Receivables:
      Capital shares sold.........................................         10,817,766                    --                    --
      Investment securities sold..................................         21,590,521                    --             9,289,344
      Dividends...................................................            660,258             1,368,510             1,279,084
      Securities lending income...................................             64,578                 9,129                67,656
      Interest....................................................              1,110                   453                    43
      Reclaims....................................................                 --                    --                    --
Prepaid expenses..................................................             10,817                11,857                 2,393
                                                                       --------------        --------------        --------------
      TOTAL ASSETS................................................      1,840,901,223         2,564,844,330         1,514,698,362
                                                                       --------------        --------------        --------------

LIABILITIES:
Due to custodian..................................................                 --                    --                    --
Payables:
      Capital shares redeemed.....................................         21,591,454                    --             9,287,395
      Investment securities purchased.............................         10,815,522                    --                    --
      Investment advisory fees....................................            738,326             1,079,001               638,129
      Collateral for securities on loan...........................         40,233,048             4,638,075            46,202,200
      Licensing fees..............................................            244,859               336,349               198,489
      Printing fees...............................................             53,875                69,052                10,105
      Audit and tax fees..........................................             25,525                25,525                25,525
      Trustees' fees..............................................              1,101                 1,118                   953
Other liabilities.................................................            295,656               395,043               258,266
                                                                       --------------        --------------        --------------
      TOTAL LIABILITIES...........................................         73,999,366             6,544,163            56,621,062
                                                                       --------------        --------------        --------------

NET ASSETS........................................................     $1,766,901,857        $2,558,300,167        $1,458,077,300
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital...................................................     $2,038,228,034        $2,502,696,929        $1,773,443,757
Par value.........................................................            490,000               521,500             1,003,000
Accumulated net investment income (loss)..........................          1,688,212             2,198,320               455,296
Accumulated net realized gain (loss) on investments...............       (371,551,993)         (204,416,680)         (308,933,532)
Net unrealized appreciation (depreciation) on investments.........         98,047,604           257,300,098            (7,891,221)
                                                                       --------------        --------------        --------------

NET ASSETS........................................................     $1,766,901,857        $2,558,300,167        $1,458,077,300
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share........................................     $        36.06        $        49.06        $        14.54
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).........................         49,000,002            52,150,002           100,300,002
                                                                       ==============        ==============        ==============
Investments, at cost..............................................     $1,709,708,569        $2,306,154,283        $1,511,879,688
                                                                       ==============        ==============        ==============
Securities on loan, at value......................................     $   39,628,777        $    4,651,140        $   46,071,713
                                                                       ==============        ==============        ==============


Page 48                  See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $  714,228,620        $1,148,588,616        $  159,309,778        $  250,657,882        $  501,867,876        $1,879,558,220
                 --                    --                    --                    --                    --                    --

                 --                    --                    --             6,864,600                    --                    --
                 --                    --                    --                    --                    --                    --
            689,660               251,793                48,186                94,978                35,350             2,753,848
              1,679                 8,723                   441                    71                19,384                25,031
                 54                   193                     3                     2                    20                    23
                 --                    --                    --                 5,558                    --                    --
              5,047                13,628                 1,485                 2,132                 3,084                 1,833
     --------------        --------------        --------------        --------------        --------------        --------------
        714,925,060         1,148,862,953           159,359,893           257,625,223           501,925,714         1,882,338,955
     --------------        --------------        --------------        --------------        --------------        --------------


                 --                    --                29,607                    --                    --                21,780

                 --                    --                    --                    --                    --                    --
                 --                    --                    --             6,865,701                    --                    --
            298,836               482,223                67,086                99,342               202,820               773,318
          3,624,900                    --                    --                    --            10,036,505            49,680,915
             98,108               156,427                22,292                27,245                65,446               232,484
             32,132                80,298                 7,665                 5,817                20,716                10,778
             25,525                25,525                25,525                25,525                25,525                25,525
                825                   893                   725                   732                   778                   984
            152,385               225,069                38,442                42,889                95,828               295,061
     --------------        --------------        --------------        --------------        --------------        --------------
          4,232,711               970,435               191,342             7,067,251            10,447,618            51,040,845
     --------------        --------------        --------------        --------------        --------------        --------------

     $  710,692,349        $1,147,892,518        $  159,168,551        $  250,557,972        $  491,478,096        $1,831,298,110
     ==============        ==============        ==============        ==============        ==============        ==============

     $  788,590,490        $1,610,685,403        $  266,782,478        $  348,669,027        $  638,498,812        $1,716,400,601
            295,000               186,500                55,000                73,000               141,050               667,000
          1,666,832                    --                    13               207,379                50,357             3,278,572
        (88,531,180)         (562,154,051)         (105,075,605)         (111,524,236)         (167,470,885)          (46,557,940)
          8,671,207            99,174,666            (2,593,335)           13,132,802            20,258,762           157,509,877
     --------------        --------------        --------------        --------------        --------------        --------------

     $  710,692,349        $1,147,892,518        $  159,168,551        $  250,557,972        $  491,478,096        $1,831,298,110
     ==============        ==============        ==============        ==============        ==============        ==============
     $        24.09        $        61.55        $        28.94        $        34.32        $        34.84        $        27.46
     ==============        ==============        ==============        ==============        ==============        ==============

         29,500,002            18,650,002             5,500,002             7,300,002            14,105,000            66,700,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $  705,557,413        $1,049,413,950        $  161,903,113        $  237,525,080        $  481,609,114        $1,722,048,343
     ==============        ==============        ==============        ==============        ==============        ==============
     $    3,786,475        $           --        $           --        $           --        $    9,568,082        $   49,465,682
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2016

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------


INVESTMENT INCOME:
Dividends.........................................................     $   41,847,564        $   56,456,211        $   11,390,144
Securities lending income (net of fees)...........................            998,831             1,951,348             2,005,428
Interest..........................................................              5,880                 5,561                 1,386
Foreign tax withholding...........................................             (9,299)                   --               (39,310)
                                                                       --------------        --------------        --------------
      Total investment income.....................................         42,842,976            58,413,120            13,357,648
                                                                       --------------        --------------        --------------

EXPENSES:
Investment advisory fees..........................................         10,677,932            13,246,253             3,300,775
Accounting and administration fees................................            921,207             1,106,487               311,239
Licensing fees....................................................            854,236             1,059,699               264,065
Custodian fees....................................................            270,639               332,615               109,883
Printing fees.....................................................            122,425               147,075                22,890
Legal fees........................................................             79,573                82,710                24,917
Transfer agent fees...............................................             78,390                91,231                28,936
Audit and tax fees................................................             23,636                23,636                23,636
Trustees' fees and expenses.......................................             20,344                22,706                 8,538
Listing fees......................................................             12,359                10,907                 8,407
Registration and filing fees......................................            (60,332)              (38,699)                   --
Other expenses....................................................             54,063                58,958                14,514
                                                                       --------------        --------------        --------------
      Total expenses..............................................         13,054,472            16,143,578             4,117,800
                                                                       --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)......................................         29,788,504            42,269,542             9,239,848
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.................................................       (164,152,377)         (113,764,347)         (166,669,557)
      In-kind redemptions.........................................         83,817,698           234,535,376            58,618,772
                                                                       --------------        --------------        --------------
Net realized gain (loss)..........................................        (80,334,679)          120,771,029          (108,050,785)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
      investments.................................................       (100,608,196)           14,709,674            87,116,140
                                                                       --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)...........................       (180,942,875)          135,480,703           (20,934,645)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................     $ (151,154,371)       $  177,750,245        $  (11,694,797)
                                                                       ==============        ==============        ==============


Page 50                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



     $   19,855,916        $   15,131,993        $    3,389,993        $    2,641,526        $    8,620,925        $   29,464,969
            257,285               593,786                76,242                83,774               100,670               182,440
              1,452                 3,418                   275                   269                 1,524                 2,530
            (54,052)                   --                (2,398)               (8,707)                   --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         20,060,601            15,729,197             3,464,112             2,716,862             8,723,119            29,649,939
     --------------        --------------        --------------        --------------        --------------        --------------


          4,260,705            12,689,023             1,090,088               707,555             3,000,554             4,356,466
            412,505             1,016,903               106,058                70,577               289,115               405,635
            340,860             1,015,112                87,208                56,602               240,042               348,520
            214,949               366,283                64,937                35,492               125,136               138,068
             74,603               187,868                14,448                10,313                42,438                 1,959
             24,445                91,282                 1,231                   709                 8,233                21,932
             42,418                88,445                10,901                 7,076                30,005                36,241
             23,636                23,636                23,636                23,636                23,636                23,636
             11,785                25,667                 8,049                 7,345                10,324                 9,231
             10,907                10,908                 9,455                 8,407                 9,859                 9,860
            (17,475)              (58,887)                   --                    --                (7,270)                   --
             24,428                73,384                13,952                 8,335                20,196                12,408
     --------------        --------------        --------------        --------------        --------------        --------------
          5,423,766            15,529,624             1,429,963               936,047             3,792,268             5,363,956
     --------------        --------------        --------------        --------------        --------------        --------------

         14,636,835               199,573             2,034,149             1,780,815             4,930,851            24,285,983
     --------------        --------------        --------------        --------------        --------------        --------------



        (46,074,609)         (456,095,790)          (39,068,472)          (14,786,104)          (69,022,364)          (20,012,206)
         11,098,526            30,021,852            (9,071,656)            9,652,604            38,745,859            71,816,475
     --------------        --------------        --------------        --------------        --------------        --------------
        (34,976,083)         (426,073,938)          (48,140,128)           (5,133,500)          (30,276,505)           51,804,269
     --------------        --------------        --------------        --------------        --------------        --------------

        (22,876,460)         (359,011,037)           17,783,566            20,741,252            (7,729,201)          169,798,579
     --------------        --------------        --------------        --------------        --------------        --------------

        (57,852,543)         (785,084,975)          (30,356,562)           15,607,752           (38,005,706)          221,602,848
     --------------        --------------        --------------        --------------        --------------        --------------

     $  (43,215,708)       $ (784,885,402)       $  (28,322,413)       $   17,388,567        $  (33,074,855)       $  245,888,831
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                                  For the           For the           For the           For the
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2016         7/31/2015         7/31/2016         7/31/2015
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)...........................     $   29,788,504    $   17,144,908    $   42,269,542    $   37,687,210
   Net realized gain (loss)...............................        (80,334,679)        6,981,710       120,771,029       136,844,520
   Net change in unrealized appreciation (depreciation)...       (100,608,196)      155,287,353        14,709,674       249,584,367
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................       (151,154,371)      179,413,971       177,750,245       424,116,097
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................        (20,327,690)      (15,778,306)      (43,760,331)      (34,623,996)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................        528,560,536     2,396,912,813     1,224,704,586     2,761,117,420
   Cost of shares redeemed................................     (1,149,847,535)     (943,937,264)   (1,694,753,288)   (1,315,978,826)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................       (621,286,999)    1,452,975,549      (470,048,702)    1,445,138,594
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets................       (792,769,060)    1,616,611,214      (336,058,788)    1,834,630,695

NET ASSETS:
   Beginning of period....................................      2,559,670,917       943,059,703     2,894,358,955     1,059,728,260
                                                               --------------    --------------    --------------    --------------
   End of period..........................................     $1,766,901,857    $2,559,670,917    $2,558,300,167    $2,894,358,955
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period....................................     $    1,688,212    $    1,366,558    $    2,198,320    $    3,689,109
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................         68,650,002        29,250,002        63,350,002        28,100,002
   Shares sold............................................         15,500,000        67,900,000        26,950,000        65,700,000
   Shares redeemed........................................        (35,150,000)      (28,500,000)      (38,150,000)      (30,450,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period......................         49,000,002        68,650,002        52,150,002        63,350,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
    For the           For the               For the           For the               For the           For the
   Year Ended        Year Ended            Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2016         7/31/2015             7/31/2016         7/31/2015             7/31/2016         7/31/2015
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    9,239,848    $    7,901,012        $   14,636,835    $   13,561,391        $      199,573    $   (3,100,423)
   (108,050,785)     (130,793,657)          (34,976,083)       43,627,483          (426,073,938)      454,459,652
     87,116,140      (103,382,250)          (22,876,460)       23,304,273          (359,011,037)      286,370,731
 --------------    --------------        --------------    --------------        --------------    --------------

    (11,694,797)     (226,274,895)          (43,215,708)       80,493,147          (784,885,402)      737,729,960
 --------------    --------------        --------------    --------------        --------------    --------------

     (9,168,230)       (8,031,831)          (14,585,861)      (13,727,056)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


  1,744,096,367       591,038,970           330,067,936     1,345,673,913           499,800,743     3,908,392,289
   (611,447,932)     (824,365,559)         (636,550,366)   (1,241,912,041)       (2,800,608,199)   (2,564,443,942)
 --------------    --------------        --------------    --------------        --------------    --------------

  1,132,648,435      (233,326,589)         (306,482,430)      103,761,872        (2,300,807,456)    1,343,948,347
 --------------    --------------        --------------    --------------        --------------    --------------
  1,111,785,408      (467,633,315)         (364,283,999)      170,527,963        (3,085,692,858)    2,081,678,307


    346,291,892       813,925,207         1,074,976,348       904,448,385         4,233,585,376     2,151,907,069
 --------------    --------------        --------------    --------------        --------------    --------------
 $1,458,077,300    $  346,291,892        $  710,692,349    $1,074,976,348        $1,147,892,518    $4,233,585,376
 ==============    ==============        ==============    ==============        ==============    ==============

 $      455,296    $      383,678        $    1,666,832    $    1,697,737        $           --    $   (2,978,788)
 ==============    ==============        ==============    ==============        ==============    ==============


     20,450,002        29,000,002            44,000,002        41,800,002            60,800,002        40,500,002
    121,250,000        27,050,000            13,900,000        57,400,000             8,400,000        61,900,000
    (41,400,000)     (35,600,000)           (28,400,000)      (55,200,000)          (50,550,000)      (41,600,000)
 --------------    --------------        --------------    --------------        --------------    --------------
    100,300,002        20,450,002            29,500,002        44,000,002            18,650,002        60,800,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                                  For the           For the           For the           For the
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2016         7/31/2015         7/31/2016         7/31/2015
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)...........................     $    2,034,149    $    3,489,163    $    1,780,815    $    3,915,971
   Net realized gain (loss)...............................        (48,140,128)      (33,929,358)       (5,133,500)      (41,504,452)
   Net change in unrealized appreciation (depreciation)...         17,783,566         8,231,674        20,741,252         7,329,419
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................        (28,322,413)      (22,208,521)       17,388,567       (30,259,062)
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................         (2,100,096)       (4,499,510)       (1,770,475)       (4,431,046)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................        130,231,645       593,203,217       233,779,536       414,961,450
   Cost of shares redeemed................................       (320,727,167)   (1,067,446,111)     (155,309,996)     (930,224,509)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................       (190,495,522)     (474,242,894)       78,469,540      (515,263,059)
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets................       (220,918,031)     (500,950,925)       94,087,632      (549,953,167)

NET ASSETS:
   Beginning of period....................................        380,086,582       881,037,507       156,470,340       706,423,507
                                                               --------------    --------------    --------------    --------------
   End of period..........................................     $  159,168,551    $  380,086,582    $  250,557,972    $  156,470,340
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period....................................     $           13    $           --    $      207,379    $      197,039
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................         12,900,002        30,100,002         5,100,002        21,700,002
   Shares sold............................................          4,700,000        19,800,000         7,400,000        13,250,000
   Shares redeemed........................................        (12,100,000)      (37,000,000)       (5,200,000)      (29,850,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period......................          5,500,002        12,900,002         7,300,002         5,100,002
                                                               ==============    ==============    ==============    ==============


Page 54                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
    For the           For the               For the           For the
   Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2016         7/31/2015             7/31/2016         7/31/2015
----------------  ----------------      ----------------  ----------------


 $    4,930,851    $    4,742,762        $   24,285,983    $    7,696,336
    (30,276,505)      101,421,052            51,804,269       (13,177,956)
     (7,729,201)       (1,528,398)          169,798,579        (1,552,502)
 --------------    --------------        --------------    --------------

    (33,074,855)      104,635,416           245,888,831        (7,034,122)
 --------------    --------------        --------------    --------------

     (4,908,173)       (5,153,656)          (21,192,761)       (8,094,481)
 --------------    --------------        --------------    --------------


    175,513,323       973,443,594         2,662,292,317       720,678,747
   (547,023,151)   (1,006,921,759)       (1,188,257,991)   (1,207,833,663)
 --------------    --------------        --------------    --------------

   (371,509,828)      (33,478,165)        1,474,034,326      (487,154,916)
 --------------    --------------        --------------    --------------
   (409,492,856)       66,003,595         1,698,730,396      (502,283,519)


    900,970,952       834,967,357           132,567,714       634,851,233
 --------------    --------------        --------------    --------------
 $  491,478,096    $  900,970,952        $1,831,298,110    $  132,567,714
 ==============    ==============        ==============    ==============

 $       50,357    $           --        $    3,278,572    $      169,461
 ==============    ==============        ==============    ==============


     25,755,000        26,305,000             5,750,002        28,100,002
      5,450,000        29,150,000           109,500,000        28,700,000
    (17,100,000)      (29,700,000)          (48,550,000)      (51,050,000)
 --------------    --------------        --------------    --------------
     14,105,000        25,755,000            66,700,002         5,750,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    37.29     $    32.24    $    28.81    $    20.52    $    21.35
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.53           0.30          0.13          0.29          0.18
Net realized and unrealized gain (loss)           (1.43)          5.03          3.43          8.29         (0.84)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                  (0.90)          5.33          3.56          8.58         (0.66)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.33)         (0.28)        (0.13)        (0.29)        (0.17)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    36.06     $    37.29    $    32.24    $    28.81    $    20.52
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  (2.34)%        16.54%        12.37%        42.17%        (3.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,766,902     $2,559,671    $  943,060    $  737,449    $  424,739
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.61%          0.63%         0.70%         0.72%         0.72%
Ratio of net expenses to average net
   assets                                          0.61%          0.63%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.39%          0.91%         0.42%         1.20%         0.84%
Portfolio turnover rate (b)                         103%           131%          100%           99%           98%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    45.69     $    37.71    $    33.22    $    23.50    $    24.49
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.76           0.72          0.51          0.35          0.42
Net realized and unrealized gain (loss)            3.38           7.95          4.51          9.85         (1.16)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                   4.14           8.67          5.02         10.20         (0.74)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.77)         (0.69)        (0.53)        (0.48)        (0.25)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    49.06     $    45.69    $    37.71    $    33.22    $    23.50
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   9.19%         23.09%        15.14%        43.89%        (3.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $2,558,300     $2,894,359    $1,059,728    $  657,759    $  347,740
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.61%          0.62%         0.69%         0.71%         0.74%
Ratio of net expenses to average net
   assets                                          0.61%          0.62%         0.69%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.60%          1.75%         1.59%         1.37%         1.97%
Portfolio turnover rate (b)                         102%            87%          100%          107%          126%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    16.93     $    28.07    $    22.62    $    18.51    $    23.75
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.22           0.40          0.27          0.23          0.14
Net realized and unrealized gain (loss)           (2.37)        (11.14)         5.43          4.12         (5.25)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                  (2.15)        (10.74)         5.70          4.35         (5.11)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.24)         (0.40)        (0.25)        (0.24)        (0.13)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    14.54     $    16.93    $    28.07    $    22.62    $    18.51
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (12.67)%       (38.59)%       25.30%        23.62%       (21.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,458,077     $  346,292    $  813,925    $  191,135    $  123,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.62%          0.64%         0.70%         0.74%         0.76%
Ratio of net expenses to average net
   assets                                          0.62%          0.64%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.40%          1.68%         1.10%         0.82%         0.63%
Portfolio turnover rate (b)                         112%            97%           72%           93%           90%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    24.43     $    21.64    $    19.79     $   14.47    $    14.04
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.39           0.30          0.33          0.32          0.21
Net realized and unrealized gain (loss)           (0.36)          2.79          1.83          5.32          0.42
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                   0.03           3.09          2.16          5.64          0.63
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.37)         (0.30)        (0.31)        (0.32)        (0.20)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    24.09     $    24.43    $    21.64    $    19.79    $    14.47
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   0.22%         14.39%        10.95%        39.45%         4.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  710,692     $1,074,976    $  904,448    $  398,820    $  208,369
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.64%          0.64%         0.69%         0.72%         0.74%
Ratio of net expenses to average net
   assets                                          0.64%          0.64%         0.69%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.72%          1.59%         1.61%         1.92%         1.61%
Portfolio turnover rate (b)                          75%            80%           55%           65%           93%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                                                      YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------
                                                2016              2015          2014          2013          2012
                                             ----------        ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    69.63        $    53.13    $    42.58    $    30.00    $    28.54
                                             ----------        ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.00 (c) (d)     (0.05)        (0.01)         0.13          0.02
Net realized and unrealized gain (loss)           (8.08)            16.55         10.56         12.58          1.46
                                             ----------        ----------    ----------    ----------    ----------
Total from investment operations                  (8.08)            16.50         10.55         12.71          1.48
                                             ----------        ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                --                --            --         (0.13)        (0.02)
                                             ----------        ----------    ----------    ----------    ----------
Net asset value, end of period               $    61.55        $    69.63    $    53.13     $   42.58    $    30.00
                                             ==========        ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (11.60)%           31.06%        24.78%        42.49%         5.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,147,893        $4,233,585    $2,151,907    $  981,566    $  532,448
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.61%             0.62%         0.67%         0.71%         0.73%
Ratio of net expenses to average net
   assets                                          0.61%             0.62%         0.67%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              0.01%            (0.10)%       (0.01)%        0.36%         0.07%
Portfolio turnover rate (b)                         118%              125%           81%           96%          109%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    29.46     $    29.27    $    24.11    $    17.76    $    18.06
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.24           0.13          0.24          0.32          0.16
Net realized and unrealized gain (loss)           (0.51)          0.26          5.16          6.34         (0.29)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                  (0.27)          0.39          5.40          6.66         (0.13)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.25)         (0.20)        (0.24)        (0.31)        (0.17)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    28.94     $    29.46    $    29.27    $    24.11    $    17.76
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  (0.82)%         1.30%        22.44%        37.92%        (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  159,169     $  380,087    $  881,038    $  231,413    $  103,876
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.66%          0.63%         0.69%         0.74%         0.78%
Ratio of net expenses to average net
   assets                                          0.66%          0.63%         0.69%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              0.93%          0.55%         0.99%         1.65%         0.77%
Portfolio turnover rate (b)                         103%           105%           95%          110%           97%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.

(c)   Based on average shares outstanding.

(d)   Amount is less than $0.01.


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    30.68     $    32.55    $    27.93    $    22.79    $    24.22
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.41           0.47          0.35          0.57          0.29
Net realized and unrealized gain (loss)            3.65          (1.88)         4.60          5.17         (1.45)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                   4.06          (1.41)         4.95          5.74         (1.16)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.42)         (0.46)        (0.33)        (0.60)        (0.27)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    34.32     $    30.68    $    32.55    $    27.93    $    22.79
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  13.48%         (4.36)%       17.73%        25.39%        (4.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  250,558     $  156,470    $  706,424    $  251,349    $  144,689
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.66%          0.64%         0.70%         0.73%         0.73%
Ratio of net expenses to average net
   assets                                          0.66%          0.64%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.26%          1.25%         1.16%         1.75%         1.14%
Portfolio turnover rate (b)                         113%           104%           76%           82%           92%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    34.98     $    31.74    $    25.97    $    20.97    $    21.81
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.27           0.14          0.08          0.13         (0.01)
Net realized and unrealized gain (loss)           (0.14)          3.26          5.78          5.00         (0.82)
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                   0.13           3.40          5.86          5.13         (0.83)
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.27)         (0.16)        (0.09)        (0.13)        (0.01)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    34.84     $    34.98    $    31.74    $    25.97    $    20.97
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   0.42%         10.72%        22.59%        24.54%        (3.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  491,478     $  900,971    $  834,967    $  284,543    $  216,060
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63%          0.63%         0.70%         0.72%         0.74%
Ratio of net expenses to average net
   assets                                          0.63%          0.63%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              0.82%          0.53%         0.28%         0.53%        (0.06)%
Portfolio turnover rate (b)                         109%            91%           85%           82%          101%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                                                     YEAR ENDED JULY 31,
                                             -------------------------------------------------------------------
                                                2016           2015          2014          2013          2012
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    23.06     $    22.59    $    20.56    $    18.34    $    17.65
                                             ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.73           0.83          0.59          0.64          0.45
Net realized and unrealized gain (loss)            4.38           0.47          2.04          2.22          0.70
                                             ----------     ----------    ----------    ----------    ----------
Total from investment operations                   5.11           1.30          2.63          2.86          1.15
                                             ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.71)         (0.83)        (0.60)        (0.64)        (0.46)
                                             ----------     ----------    ----------    ----------    ----------
Net asset value, end of period               $    27.46     $    23.06    $    22.59    $    20.56    $    18.34
                                             ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  22.66%          5.77%        13.08%        15.91%         6.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,831,298     $  132,568    $  634,851    $  205,554    $  147,658
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.62%          0.69%         0.70%         0.73%         0.72%
Ratio of net expenses to average net
   assets                                          0.62%          0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              2.79%          2.58%         2.31%         3.53%         2.83%
Portfolio turnover rate (b)                          71%            94%           83%           74%           72%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 60                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

     First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
     First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
     First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
     First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
     First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
     First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
     First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
     First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                       StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                             StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                                       StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                                   StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                                  StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                                    StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                                   StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                                    StrataQuant(R) Utilities Index (1)


(1) This index is developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE Group"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Group. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Group, the index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2016, all the Funds except FXH, FXR and FXZ have securities in the securities lending program. During the fiscal year ended July 31, 2016, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Funds sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2016, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2016 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $    20,327,690          $            --          $            --
First Trust Consumer Staples AlphaDEX(R) Fund                       43,760,331                       --                       --
First Trust Energy AlphaDEX(R) Fund                                  9,168,230                       --                       --
First Trust Financials AlphaDEX(R) Fund                             14,585,861                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                    --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           2,100,096                       --                       --
First Trust Materials AlphaDEX(R) Fund                               1,770,475                       --                       --
First Trust Technology AlphaDEX(R) Fund                              4,908,173                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              21,192,761                       --                       --


The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2015 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $    15,778,306          $            --          $            --
First Trust Consumer Staples AlphaDEX(R) Fund                       34,623,996                       --                       --
First Trust Energy AlphaDEX(R) Fund                                  8,031,831                       --                       --
First Trust Financials AlphaDEX(R) Fund                             13,727,056                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                    --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           4,499,510                       --                       --
First Trust Materials AlphaDEX(R) Fund                               4,431,046                       --                       --
First Trust Technology AlphaDEX(R) Fund                              5,153,656                       --                       --
First Trust Utilities AlphaDEX(R) Fund                               8,094,481                       --                       --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

As of July 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $     1,688,212          $  (367,527,565)         $    94,023,176
First Trust Consumer Staples AlphaDEX(R) Fund                        2,198,320             (198,231,622)             251,115,040
First Trust Energy AlphaDEX(R) Fund                                    455,296             (305,745,555)             (11,079,198)
First Trust Financials AlphaDEX(R) Fund                              1,666,832              (87,044,295)               7,184,322
First Trust Health Care AlphaDEX(R) Fund                                    --             (560,204,820)              97,225,435
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  13             (104,754,040)              (2,914,900)
First Trust Materials AlphaDEX(R) Fund                                 207,379             (111,196,873)              12,805,439
First Trust Technology AlphaDEX(R) Fund                                 50,357             (166,015,842)              18,803,719
First Trust Utilities AlphaDEX(R) Fund                               3,278,572              (44,490,538)             155,442,475


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of July 31, 2016, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2016, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                            Capital Loss   Capital Loss   Capital Loss       Post           Total
                                              Available      Available      Available     Enactment -      Capital
                                               through        through        through          No            Loss
                                              7/31/2017      7/31/2018      7/31/2019     Expiration      Available
                                            -------------  -------------  -------------  -------------  -------------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                         $     783,283  $   1,138,594  $   9,617,858  $ 355,987,830  $ 367,527,565
First Trust Consumer Staples
   AlphaDEX(R) Fund                               422,511      1,058,131             --    196,750,980    198,231,622
First Trust Energy AlphaDEX(R) Fund             2,326,320      2,084,336      3,349,453    297,985,446    305,745,555
First Trust Financials AlphaDEX(R) Fund           671,958      1,630,337      3,464,108     81,277,892     87,044,295
First Trust Health Care AlphaDEX(R) Fund          774,570      2,582,977      1,764,162    555,083,111    560,204,820
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                               798,398      1,325,584      1,133,736    101,496,322    104,754,040
First Trust Materials AlphaDEX(R) Fund          1,265,429        886,622      7,397,299    101,647,523    111,196,873
First Trust Technology AlphaDEX(R) Fund         1,608,491      2,508,150      2,516,610    159,382,591    166,015,842
First Trust UtilitiesAlphaDEX(R) Fund             557,777      1,956,482             --     41,976,279     44,490,538

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

At the taxable year ended July 31, 2016, the following Funds' capital loss carryforwards expired in the following amounts:

                                                                Capital Loss
                                                                  Expired
                                                               --------------

First Trust Consumer Discretionary AlphaDEX(R)  Fund           $       64,889
First Trust Consumer Staples AlphaDEX(R)  Fund                         63,580
First Trust Energy AlphaDEX(R) Fund                                    73,845
First Trust Financials AlphaDEX(R) Fund                                13,300
First Trust Health Care AlphaDEX(R) Fund                               28,397
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            183,210
First Trust Materials AlphaDEX(R) Fund                                 13,424
First Trust Technology AlphaDEX(R) Fund                                22,456

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2016, the adjustments for each Fund were as follows:


                                                                                  Accumulated
                                                                 Accumulated     Net Realized
                                                               Net Investment     Gain (Loss)        Paid-in
                                                                Income (Loss)   on Investments       Capital
                                                               ---------------  ---------------  ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $    (9,139,160) $   (71,694,601) $    80,833,761
First Trust Consumer Staples AlphaDEX(R) Fund                               --     (222,572,039)     222,572,039
First Trust Energy AlphaDEX(R) Fund                                         --      (53,441,384)      53,441,384
First Trust Financials AlphaDEX(R) Fund                                (81,879)      (8,321,640)       8,403,519
First Trust Health Care AlphaDEX(R) Fund                             2,779,215      (17,369,453)      14,590,238
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              65,960       11,033,355      (11,099,315)
First Trust Materials AlphaDEX(R) Fund                                      --       (8,814,673)       8,814,673
First Trust Technology AlphaDEX(R) Fund                                 27,679      (34,153,810)      34,126,131
First Trust Utilities AlphaDEX(R) Fund                                  15,889      (69,993,282)      69,977,393


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Group. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2017.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the fiscal year ended July 31, 2016 there were no fees waived or expenses reimbursed by First Trust for the Funds. As of July 31, 2016, none of the Funds had remaining fees previously waived or expenses reimbursed that were still subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer, and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                    $ 2,217,171,599      $ 2,204,922,044
First Trust Consumer Staples AlphaDEX(R) Fund                            2,705,041,798        2,710,327,708
First Trust Energy AlphaDEX(R) Fund                                        793,855,587          789,889,216
First Trust Financials AlphaDEX(R) Fund                                    644,177,663          642,000,616
First Trust Health Care AlphaDEX(R) Fund                                 2,975,136,627        2,973,841,647
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 226,584,500          226,241,875
First Trust Materials AlphaDEX(R) Fund                                     163,482,308          163,197,898
First Trust Technology AlphaDEX(R) Fund                                    670,215,674          669,240,140
First Trust Utilities AlphaDEX(R) Fund                                     613,839,582          610,265,048

For the fiscal year ended July 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                    $   528,038,924      $ 1,148,158,112
First Trust Consumer Staples AlphaDEX(R) Fund                            1,223,292,518        1,691,784,562
First Trust Energy AlphaDEX(R) Fund                                      1,743,186,484          614,519,710
First Trust Financials AlphaDEX(R) Fund                                    329,077,172          634,499,617
First Trust Health Care AlphaDEX(R) Fund                                   499,248,808        2,795,216,339
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 130,076,498          320,369,979
First Trust Materials AlphaDEX(R) Fund                                     233,576,833          155,317,413
First Trust Technology AlphaDEX(R) Fund                                    175,077,410          546,444,463
First Trust Utilities AlphaDEX(R) Fund                                   2,657,024,824        1,184,684,038

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2016

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 30, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, and First Trust Utilities AlphaDEX(R) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), including the portfolios of investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the Funds' custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 22, 2016

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2016, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:


                                                               Dividends Received Deduction
                                                             --------------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund                      100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                             99.89%
First Trust Energy AlphaDEX(R) Fund                                       94.97%
First Trust Financials AlphaDEX(R) Fund                                   67.02%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               100.00%
First Trust Materials AlphaDEX(R) Fund                                   100.00%
First Trust Technology AlphaDEX(R) Fund                                  100.00%
First Trust Utilities AlphaDEX(R) Fund                                   100.00%


For the taxable year ended July 31, 2016, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:


                                                                Qualified Dividend Income
                                                             --------------------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                      100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                            100.00%
First Trust Energy AlphaDEX(R) Fund                                      100.00%
First Trust Financials AlphaDex(R) Fund                                   72.62%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               100.00%
First Trust Materials AlphaDEX(R) Fund                                   100.00%
First Trust Technology AlphaDEX(R) Fund                                  100.00%
First Trust Utilities AlphaDEX(R) Fund                                   100.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2016 (UNAUDITED)

international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. Certain of the Funds invest in consumer staples companies. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2016 (UNAUDITED)

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

MATERIALS AND PROCESSING COMPANIES RISK. Certain of the Funds invest in materials and processing companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TELECOMMUNICATIONS COMPANIES RISK. Certain of the Funds invest in telecommunications companies. Telecommunications companies are subject to risks, which include increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.

UTILITIES COMPANIES RISK. Certain of the Funds invest in utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2016 (UNAUDITED)


                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX(R) Fund it manages (the "Funds") in the United Kingdom in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2015, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $9,067,727. This figure is comprised of $453,849 paid (or to be paid) in fixed compensation and $8,613,878 paid (or to be paid) in variable compensation. There were a total of 13 beneficiaries of the remuneration described above. Those amounts include $5,011,396 paid (or to be paid) to senior management of First Trust Advisors L.P. and $4,056,331 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
      First Trust Energy AlphaDEX(R) Fund (FXN)
      First Trust Financials AlphaDEX(R) Fund (FXO)
      First Trust Health Care AlphaDEX(R) Fund (FXH)
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR) First Trust Materials AlphaDEX(R) Fund (FXZ)
      First Trust Technology AlphaDEX(R) Fund (FXL)
      First Trust Utilities AlphaDEX(R) Fund (FXU)

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2016 (UNAUDITED)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2017 at a meeting held on June 13, 2016. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2016 and June 13, 2016, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at a special meeting held on April 22, 2016, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 13, 2016 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. In addition, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 22, 2016 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the advisory fee rate payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2017. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2016 (UNAUDITED)

respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2015 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to one or more broad-based benchmark indexes, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2015 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis, and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2016 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST    DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                  FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton                     126         None
c/o First Trust Advisors L.P.                       Orthopedics; Limited Partner
120 E. Liberty Drive,           o Since Inception   Gundersen Real Estate Limited
  Suite 400                                         Partnership; Member, Sportsmed LLC
Wheaton, IL 60187                                   (April 2007 to November 2015)
D.O.B.: 04/51

Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.            126         Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                 Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                 Inc., ADM
  Suite 400                                                                                                       Investor Services
Wheaton, IL 60187                                                                                                 International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises                       126         Director of Trust
c/o First Trust Advisors L.P.                       (Financial and Management Consulting)                         Company of
120 E. Liberty Drive,           o Since Inception                                                                 Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             126         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                     Covenant
120 E. Liberty Drive,           o Since Inception   Harapan Educational Foundation (Educational                   Transport Inc.
  Suite 400                                         Products and Services); President and Chief                   (May 2003 to
Wheaton, IL 60187                                   Executive Officer (June 2012 to September                     May 2014)
D.O.B.: 03/54                                       2014), Servant Interactive LLC (Educational
                                                    Products and Services); President and Chief
                                                    Executive Officer (June 2012 to September
                                                    2014), Dew Learning LLC (Educational
                                                    Products and Services); President (June 2002
                                                    to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust              126         None
Chairman of the Board                               Advisors L.P. and First Trust
120 E. Liberty Drive,           o Since Inception   Portfolios L.P.; Chairman of the
  Suite 400                                         Board of Directors, BondWave LLC
Wheaton, IL 60187                                   (Software Development Company/
D.O.B.: 09/55                                       Investment Advisor) and Stonebridge
                                                    Advisors LLC (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.


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--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2016 (UNAUDITED)

                            POSITION AND           TERM OF OFFICE
        NAME, ADDRESS          OFFICES              AND LENGTH OF                        PRINCIPAL OCCUPATIONS
      AND DATE OF BIRTH      WITH TRUST                SERVICE                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS(2)
--------------------------------------------------------------------------------------------------------------------------------
James M. Dykas              President and       o Indefinite Term           Managing Director and Chief Financial Officer
120 E. Liberty Drive,       Chief Executive                                 (January 2016 to Present), Controller (January 2011
  Suite 400                 Officer             o Since January 2016        to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                           to January 2016), First Trust Advisors L.P. and First
D.O.B: 01/66                                                                Trust Portfolios L.P.

Donald P. Swade             Treasurer, Chief    o Indefinite Term           Senior Vice President (July 2016 to Present),
120 E. Liberty Drive,       Financial Officer                               Vice President (April 2012 to July 2016),
  Suite 400                 and Chief           o Since January 2016        First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187           Accounting Officer                              L.P., Vice President (September 2006 to April 2012),
D.O.B.: 08/72                                                               Guggenheim Funds Investment Advisors, LLC/
                                                                            Claymore Securities, Inc.

W. Scott Jardine            Secretary and       o Indefinite Term           General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,       Chief Legal                                     Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                 Officer             o Since Inception           BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                           Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                               Advisors LLC (Investment Advisor)

Daniel J. Lindquist         Vice President      o Indefinite Term           Managing Director (July 2012 to Present), Senior Vice
120 E. Liberty Drive,                                                       President (September 2005 to July 2012), First Trust
  Suite 400                                     o Since Inception           Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher             Chief Compliance    o Indefinite Term           Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,       Officer and                                     and First Trust Portfolios L.P.
  Suite 400                 Assistant           o Chief Compliance
Wheaton, IL 60187           Secretary             Officer Since
D.O.B.: 12/66                                     January 2011

                                                o Assistant
                                                  Secretary Since
                                                  Inception

Roger F. Testin             Vice President      o Indefinite Term           Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                       and First Trust Portfolios L.P.
  Suite 400                                     o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland                 Vice President      o Indefinite Term           Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                       Vice President (August 2005 to September 2012), First
  Suite 400                                     o Since Inception           Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 11/70

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2016 (UNAUDITED)


                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


Page 78


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


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Annual Report                                                      July 31, 2016

--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
------------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)


                                  ALPHADEX(R)
                                 FAMILY OF ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  38
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  46
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  55
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  60
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  65
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  75
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  85
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  90
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  95
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)................... 101
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)........................... 107
Statements of Assets and Liabilities........................................ 110
Statements of Operations.................................................... 113
Statements of Changes in Net Assets......................................... 116
Financial Highlights........................................................ 120
Notes to Financial Statements............................................... 127
Report of Independent Registered Public Accounting Firm..................... 136
Additional Information...................................................... 137
Board of Trustees and Officers.............................................. 143
Privacy Policy.............................................................. 145

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund's portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2016

Dear Shareholders:

Thank you for your investment in the Style Funds of First Trust Exchange-Traded AlphaDEX(R) Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended July 31, 2016, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December 2015 had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and from February 11, 2016 to July 31, 2016, the S&P 500(R) Index was up 19.99%.

First Trust believes that having a long-term investment horizon and investing in quality products can help you reach your goals, regardless of how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investment opportunities each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

One of the reasons cited by the Federal Reserve for not raising interest rates beyond the initial 0.25% hike in the federal funds target rate on December 16, 2015 is the slowdown in global growth. The International Monetary Fund reduced its global growth estimate for 2016 from 3.3% in April to 3.2% in July. It also shaved its 2017 estimate by 0.1% to 3.5%, according to its own release. To help put this concern into perspective, the rate was 5.4% in 2010.

The rebound in the price of crude oil is boosting Mergers & Acquisitions ("M&A") activity in the energy sector, according to Bloomberg. From February 11, 2016 (multi-year low) through August 25, 2016, the price of a barrel of crude oil rose 80.6%, from $26.21 to $47.33. Wood Mackenzie, a consulting firm, reported that more than $11 billion worth of oil and gas transactions were announced globally in July. It was the highest monthly total so far this year. Since May, deal volume has totaled $32 billion. Wood Mackenzie believes that M&A activity will continue to accelerate as oil prices stabilize. Higher energy prices, if sustained, could help boost global economic growth moving forward. Many nations around the globe rely fairly heavily on the sale of crude oil to help fund their economies, in our opinion.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds (ETFs) and other exchange-traded products (ETPs) reached a record high of $3.34 trillion globally in July 2016, according to its own release. Total assets invested in U.S. ETFs/ETPs reached a record high of $2.37 trillion in July 2016.

STYLE/MARKET CAP INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. For the 12-month period ended July 31, 2016, U.S. Equity funds/ETFs reported net outflows totaling over $47 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported net inflows totaling $163.6 billion, compared to net outflows totaling $211.0 billion for actively managed U.S. Equity funds/ETFs.

For the 12-month period ended July 2016, Morningstar reported the following net flows for these nine Style/Market Cap fund categories: $51.2 billion (Large Blend); $1.1 billion (Large Value); -$58.8 billion (Large Growth); -$2.2 billion (Mid-Cap Blend); -$6.4 billion (Mid-Cap Value); -$20.3 billion (Mid-Cap Growth); -$0.4 billion (Small Blend); $2.6 billion (Small Value); and -$14.4 billion (Small Growth).

Slow and steady appears to be winning the race, in our opinion. Despite the moderate pace of economic growth since the previous recession ended in 2009, the current bull market in stocks is the second-longest in U.S. history at 2,701 days through July, as measured by the S&P 500(R) Index, according to Bespoke Investment Group. From March 9, 2009 to July 29, 2016, the S&P 500(R) Index posted a cumulative total return of 275.51%, according Bloomberg. From 2009 to 2015, the S&P 500(R) Index increased its annual earnings from $58.15 to $109.32, according to Bloomberg. Currently, Bloomberg's consensus estimates for 2016 and 2017 are $117.73 and $133.11, respectively.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        3.59%        12.03%         6.22%        76.51%        74.58%
Market Price                                               3.53%        12.05%         6.22%        76.63%        74.61%

INDEX PERFORMANCE
Defined Large Cap Core Index(1)                            4.13%        12.79%         6.98%        82.50%        86.43%
Nasdaq AlphaDEX(R) Large Cap Core Index(2) (3)              N/A           N/A           N/A           N/A           N/A
Nasdaq US 500 Large Cap Index(2)                            N/A           N/A           N/A           N/A           N/A
S&P 500(R) Index                                           5.61%        13.38%         6.31%        87.36%        75.97%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Core Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns from April 8, 2016 through July 31, 2016 were 7.33% and 7.38% at NAV and Market Price, respectively. That compares to an Index return of 7.54% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FEX's one-year net asset value ("NAV") return of 3.59% underperformed the benchmark S&P 500(R) Index return of 5.61% by -2.02%. The Utilities sector was the leading contributing sector during the period with a 1.9% contribution, 24.2% return, and 8.4% average weighting. The Gas Utilities industry had an impressive 51.9% return, but was limited to a 0.2% contribution due to its small allocation of 0.4%. The Consumer Discretionary sector was given the highest weighting during the period at 19%, and due to its -3.6% return, contributed -1.1% to the Fund's return. Amongst the Consumer Discretionary sector, securities held within the Multiline Retail industry such as Kohls Co., Macy's Inc., and Nordstrom, Inc. had a -21.9% return and contributed -0.4% to the Fund's return. On a relative basis the Fund underperformed the benchmark primarily due to the Consumer Discretionary sector where the Fund was overweight the sector by 6.2% and underperformed by -7.1%, creating -1.7% of relative underperformance. The Financials sector, the second highest weighted sector during the period at 15.2%, reversed 1.3% of underperformance by outperforming the benchmark by 4.9%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.72%
Consumer Discretionary                        16.89
Information Technology                        13.40
Industrials                                   12.79
Health Care                                    8.81
Consumer Staples                               7.46
Utilities                                      7.35
Energy                                         4.02
Materials                                      3.99
Telecommunication Services                     2.57
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
American Airlines Group, Inc.                  0.54%
Gap (The), Inc.                                0.52
NVIDIA Corp.                                   0.52
WhiteWave Foods (The) Co.                      0.50
Hewlett Packard Enterprise Co.                 0.49
Edwards Lifesciences Corp.                     0.49
United Continental Holdings, Inc.              0.49
BorgWarner, Inc.                               0.48
Lear Corp.                                     0.48
General Motors Co.                             0.48
                                             -------
   Total                                       4.99%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2016

              First Trust
             Large Cap Core            Defined Large Cap           S&P 500(R)
            AlphaDEX(R) Fund              Core Index                 Index
5/8/07         $10,000                      $10,000                 $10,000
7/31/07          9,560                        9,579                   9,690
1/31/08          9,022                        9,071                   9,271
7/31/08          8,304                        8,383                   8,615
1/31/09          5,325                        5,398                   5,690
7/31/09          6,711                        6,830                   6,896
1/31/10          7,618                        7,783                   7,576
7/31/10          8,205                        8,410                   7,850
1/31/11          9,765                       10,049                   9,257
7/31/11          9,891                       10,216                   9,393
1/31/12          9,963                       10,335                   9,647
7/31/12         10,109                       10,520                  10,250
1/31/13         11,623                       12,141                  11,266
7/31/13         13,283                       13,921                  12,813
1/31/14         14,276                       15,018                  13,690
7/31/14         15,651                       16,520                  14,983
1/31/15         16,264                       17,222                  15,637
7/31/15         16,852                       17,904                  16,662
1/31/16         15,087                       16,079                  15,534
7/31/16         17,457                       18,644                  17,598


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        190                2              0              0
8/1/12 - 7/31/13        149                0              0              0
8/1/13 - 7/31/14        236                0              0              0
8/1/14 - 7/31/15        201                0              0              0
8/1/15 - 7/31/16        148                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         61                0              0              0
8/1/12 - 7/31/13        101                0              0              0
8/1/13 - 7/31/14         16                0              0              0
8/1/14 - 7/31/15         51                0              0              0
8/1/15 - 7/31/16        103                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                                            1 Year        5 Years      Inception      5 Years      Inception
                                                             Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                            7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        0.76%        10.03%         7.11%        61.25%        88.55%
Market Price                                               0.76%        10.04%         7.11%        61.34%        88.55%

INDEX PERFORMANCE
Defined Mid Cap Core Index(1)                              2.17%        10.95%         7.97%        68.11%       102.93%
Nasdaq AlphaDEX(R) Mid Cap Core Index(2) (3)                N/A           N/A           N/A           N/A           N/A
Nasdaq US 600 Mid Cap Index(2)                              N/A           N/A           N/A           N/A           N/A
S&P MidCap 400(R) Index                                    5.53%        12.28%         7.85%        78.48%       100.92%
----------------------------------------------------------------------------------------------------------------------------


(1) The Defined Mid Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Core Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 8.40% and 8.39% at NAV and Market Price, respectively. That compares to an Index return of 8.59% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNX's one-year NAV return of 0.76% underperformed the benchmark S&P MidCap 400(R) Index return of 5.53% by -4.77%. The Financials sector contributed the most during the period to the Fund's return, with a 2.5% contribution stemming from its high 21.8% allocation and 6.6% return. Amongst this sector, the Real Estate Investment Trust ("REIT") industry contributed 2.8% to the Fund's return. REITs had a return of 29.8% during the period. The Energy sector was the Fund's worst performing sector with a -29.3% return, contributing -3.1% to the Fund's return, and given an average allocation of 6.4% during the period. The two industries within the Energy sector, the Oil Gas & Consumable Fuels and the Energy Equipment & Services contributed -1.9% and -1.2%, respectively, to the Fund's return. On a relative basis the Fund underperformed the benchmark. The Energy sector caused -1.4% of the underperformance by allocating 2.8% more of the Fund's weighting to the -29.3% returning sector. Several securities contributed to this sectors underperformance including Atwood Oceanics, Inc. (-0.40%), SM Energy Co. (-0.30%), and Western Refining, Inc. (-0.20%). The Utilities sector, which was the top returning sector during the period at 31.0%, reversed 0.6% of underperformance as the Fund was slightly overweight the benchmark by 0.6%. Most securities held within the sector contributed to the outperformance as they were given slightly higher allocations than the benchmark.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    29.35%
Industrials                                   18.50
Consumer Discretionary                        15.82
Information Technology                        12.26
Health Care                                    7.68
Materials                                      4.75
Energy                                         3.58
Utilities                                      3.51
Consumer Staples                               3.24
Telecommunication Services                     1.31
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hertz Global Holdings, Inc.                    0.93%
Penske Automotive Group, Inc.                  0.44
Cirrus Logic, Inc.                             0.44
Trinity Industries, Inc.                       0.44
Radian Group, Inc.                             0.43
MGIC Investment Corp.                          0.42
LaSalle Hotel Properties                       0.41
GameStop Corp., Class A                        0.41
Popular, Inc.                                  0.40
Burlington Stores, Inc.                        0.40
                                             -------
   Total                                       4.72%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2016

              First Trust
              Mid Cap Core            Defined Mid Cap                S&P MidCap
            AlphaDEX(R) Fund             Core Index                 400(R) Index
5/8/07          $10,000                   $10,000                     $10,000
7/31/07           9,527                     9,540                       9,615
1/31/08           8,872                     8,911                       9,091
7/31/08           8,812                     8,889                       9,138
1/31/09           5,561                     5,625                       5,731
7/31/09           7,453                     7,576                       7,288
1/31/10           8,498                     8,674                       8,215
7/31/10           9,236                     9,464                       8,951
1/31/11          11,339                    11,665                      10,964
7/31/11          11,693                    12,072                      11,256
1/31/12          11,880                    12,312                      11,260
7/31/12          11,771                    12,248                      11,391
1/31/13          13,743                    14,352                      13,350
7/31/13          15,621                    16,365                      15,152
1/31/14          17,060                    17,932                      16,269
7/31/14          17,728                    18,701                      17,103
1/31/15          18,033                    19,086                      18,039
7/31/15          18,711                    19,861                      19,034
1/31/16          16,103                    17,142                      16,830
7/31/16          18,853                    20,291                      20,087

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        151                0              0              0
8/1/12 - 7/31/13        177                0              0              0
8/1/13 - 7/31/14        214                0              0              0
8/1/14 - 7/31/15        176                0              0              0
8/1/15 - 7/31/16        138                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        102                0              0              0
8/1/12 - 7/31/13         73                0              0              0
8/1/13 - 7/31/14         38                0              0              0
8/1/14 - 7/31/15         76                0              0              0
8/1/15 - 7/31/16        113                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        2.20%        10.36%         6.00%        63.71%        71.23%
Market Price                                               2.20%        10.36%         5.99%        63.72%        71.13%

INDEX PERFORMANCE
Defined Small Cap Core Index(1)                            1.46%        10.83%         6.66%        67.20%        81.33%
Nasdaq AlphaDEX(R) Small Cap Core Index(2) (3)              N/A           N/A           N/A           N/A           N/A
Nasdaq US 700 Small Cap Index(2)                            N/A           N/A           N/A           N/A           N/A
S&P SmallCap 600(R) Index                                  5.96%        13.05%         7.43%        84.63%        93.75%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Core Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 12.13% and 12.33% at NAV and Market Price, respectively. That compares to an Index return of 12.33% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYX's one-year NAV return of 2.20% underperformed the benchmark S&P SmallCap 600(R) Index return of 5.96% by -3.76%. The Information Technology sector contributed the most to the Fund's return during the period with a 2.8% contribution. This sector had a 16.2% allocation and 19.5% return. Within the Information Technology sector, the Diversified Telecommunication Services industry had an impressive 57.9% return. The Energy sector contributed -3.8% to the Fund's return as a result of the Fund allocating 4.9% to the -37.8% returning sector. The Energy Equipment & Services industry, in particular, returned -46.7% and contributed -2.3% to the Fund's return. On a relative basis the Fund underperformed the benchmark primarily due to the Energy sector. This sector had a -7.5% lower return during the period and was given a 2.0% greater allocation. It was the Energy Equipment & Services industry that created the most underperformance within the Energy sector, creating -1.6% drag from its -19.1% lower return, relative to the benchmark. The Financials and Information Technology sectors each reversed about 0.34% of drag by outperforming the benchmark.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    24.04%
Industrials                                   18.25
Consumer Discretionary                        16.30
Information Technology                        16.24
Health Care                                    9.90
Materials                                      4.77
Consumer Staples                               3.89
Energy                                         2.59
Utilities                                      2.55
Telecommunication Services                     1.47
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Advanced Micro Devices, Inc.                   0.40%
CBL & Associates Properties, Inc.              0.39
DigitalGlobe, Inc.                             0.38
Gigamon, Inc.                                  0.37
DeVry Education Group, Inc.                    0.37
Navigant Consulting, Inc.                      0.36
MaxLinear, Inc., Class A                       0.36
TrueBlue, Inc.                                 0.35
Exelixis, Inc.                                 0.35
Universal Forest Products, Inc.                0.35
                                             -------
   Total                                       3.68%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2016

              First Trust
            Small Cap Core             Defined Small Cap            S&P SmallCap
           AlphaDEX(R) Fund                Core Index               600(R) Index
5/8/07          $10,000                     $10,000                    $10,000
7/31/07           9,433                       9,454                      9,535
1/31/08           8,476                       8,534                      8,771
7/31/08           8,288                       8,382                      8,746
1/31/09           5,043                       5,124                      5,550
7/31/09           6,981                       7,125                      7,060
1/31/10           7,805                       8,001                      7,712
7/31/10           8,421                       8,667                      8,414
1/31/11          10,106                      10,442                     10,097
7/31/11          10,460                      10,846                     10,494
1/31/12          10,881                      11,315                     10,855
7/31/12          10,608                      11,080                     10,914
1/31/13          12,343                      12,944                     12,533
7/31/13          14,489                      15,241                     14,707
1/31/14          15,900                      16,802                     16,098
7/31/14          15,888                      16,844                     16,333
1/31/15          16,261                      17,300                     17,089
7/31/15          16,755                      17,873                     18,288
1/31/16          14,334                      15,335                     16,288
7/31/16          17,124                      18,134                     19,377

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        146                0              0              0
8/1/12 - 7/31/13        190                0              0              0
8/1/13 - 7/31/14        184                1              0              0
8/1/14 - 7/31/15        189                0              0              0
8/1/15 - 7/31/16         94                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        106                1              0              0
8/1/12 - 7/31/13         60                0              0              0
8/1/13 - 7/31/14         67                0              0              0
8/1/14 - 7/31/15         63                0              0              0
8/1/15 - 7/31/16        157                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        2.94%        11.00%         5.51%        68.49%        64.02%
Market Price                                               2.94%        11.00%         5.51%        68.49%        64.01%

INDEX PERFORMANCE
Defined Large Cap Value Index(1)                           4.12%        11.90%         6.36%        75.46%        76.72%
Nasdaq AlphaDEX(R) Large Cap Value Index(2) (3)             N/A           N/A           N/A           N/A           N/A
Nasdaq US 500 Large Cap Value Index(2)                      N/A           N/A           N/A           N/A           N/A
S&P 500(R) Index                                           5.61%        13.38%         6.31%        87.36%        75.97%
S&P 500(R) Value Index                                     5.79%        12.59%         4.30%        80.91%        47.50%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Value Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 6.78% and 6.74% at NAV and Market Price, respectively. That compares to an Index return of 6.99% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTA's one-year NAV return of 2.94% underperformed the benchmark S&P 500(R) Value Index return of 5.79% by -2.85%. The Energy sector contributed -1.9% to the Fund's return during the period as it had a -9.8% return and 12.3% allocation. The Oil Gas & Consumables industry contributed -1.2% of the -1.9% due to the fact that the Fund had a return of -8.6% and 9.5% allocation within the industry. The Utilities sector was by far the leading sector in terms of contribution. The Utilities sector contributed 2.9% as a result of the Fund's 23.5% return and 13.5% allocation. The Multi-Utilities and Electric Utilities industries each accounted for about 1.5% of contribution. On a relative basis, the Fund underperformed the benchmark. The Energy sector accounted for -2.3% of the underperformance due to the Fund having a -17.1% worse relative return. Several securities contributed to the sectors underperformance, including Southwestern Energy Co. (-0.4% of underperformance), Exxon Mobil Corp. (-0.38%), and HollyFrontier Co., (-0.28%). The Financials sector reversed close to 2.1% of underperformance within the Banking industry by underweighting the benchmark by 5.3% and outperforming the benchmark by 1.8%. Wells Fargo & Co., Citigroup Inc., and Bank of America Co. were the three largest contributors to the outperformance, each creating about 0.5% outperformance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    27.96%
Consumer Discretionary                        18.52
Industrials                                   11.90
Information Technology                        10.96
Utilities                                      8.90
Energy                                         6.82
Health Care                                    3.93
Materials                                      3.85
Consumer Staples                               3.78
Telecommunication Services                     3.38
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
American Airlines Group, Inc.                  1.07%
Gap (The), Inc.                                1.04
Hewlett Packard Enterprise Co.                 0.98
United Continental Holdings, Inc.              0.98
BorgWarner, Inc.                               0.96
Lear Corp.                                     0.95
General Motors Co.                             0.95
Bunge Ltd.                                     0.95
Best Buy Co., Inc.                             0.94
Kohl's Corp.                                   0.94
                                             -------
   Total                                       9.76%
                                             =======

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MAY 8, 2007 - JULY 31, 2016

              First Trust
            Large Cap Value            Defined Large Cap           S&P 500(R)                S&P 500(R)
            AlphaDEX(R) Fund              Value Index                 Index                  Value Index
5/8/07          $10,000                     $10,000                  $10,000                   $10,000
7/31/07           9,450                       9,462                    9,690                     9,586
1/31/08           8,821                       8,870                    9,271                     9,148
7/31/08           7,858                       7,933                    8,615                     8,066
1/31/09           4,993                       5,064                    5,690                     5,060
7/31/09           6,661                       6,790                    6,896                     6,157
1/31/10           7,765                       7,947                    7,576                     6,840
7/31/10           8,228                       8,447                    7,850                     7,079
1/31/11           9,688                       9,988                    9,257                     8,294
7/31/11           9,733                      10,072                    9,393                     8,153
1/31/12          10,072                      10,465                    9,647                     8,388
7/31/12          10,216                      10,655                   10,250                     8,784
1/31/13          11,957                      12,519                   11,266                    10,021
7/31/13          13,602                      14,296                   12,813                    11,446
1/31/14          14,364                      15,152                   13,690                    11,922
7/31/14          15,977                      16,912                   14,983                    13,081
1/31/15          16,113                      17,110                   15,637                    13,335
7/31/15          15,931                      16,973                   16,662                    13,944
1/31/16          14,030                      14,993                   15,534                    12,856
7/31/16          16,398                      17,673                   17,598                    14,750

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        193                0              0              0
8/1/12 - 7/31/13        201                0              0              0
8/1/13 - 7/31/14        231                0              0              0
8/1/14 - 7/31/15        197                0              0              0
8/1/15 - 7/31/16        115                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         60                0              0              0
8/1/12 - 7/31/13         49                0              0              0
8/1/13 - 7/31/14         21                0              0              0
8/1/14 - 7/31/15         55                0              0              0
8/1/15 - 7/31/16        136                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        3.96%        12.81%         6.73%        82.70%        82.43%
Market Price                                               3.86%        12.81%         6.73%        82.72%        82.39%

INDEX PERFORMANCE
Defined Large Cap Growth Index(1)                          4.56%        13.58%         7.49%        89.04%        94.86%
Nasdaq AlphaDEX(R) Large Cap Growth Index(2) (3)            N/A           N/A           N/A           N/A           N/A
Nasdaq US 500 Large Cap Growth Index(2)                     N/A           N/A           N/A           N/A           N/A
S&P 500(R) Index                                           5.61%        13.38%         6.31%        87.36%        75.97%
S&P 500(R) Growth Index                                    5.28%        14.08%         8.23%        93.23%       107.54%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Growth Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 7.26% and 7.31% at NAV and Market Price, respectively. That compares to an Index return of 7.47% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTC's one-year NAV return of 3.96% underperformed the benchmark S&P 500(R) Growth Index return of 5.28% by -1.32%. The Information Technology sector was the leading contributing sector with a 2.1% contribution. This sector was given the second highest weighting of 18.8% and had a return of 10.8%. NVIDIA Corp. notably had 190.3% return during the period and contributed 1.0%. The Health Care sector, the third highest weighted sector at 15.7%, was the worst contributing sector with a return of -1.8%, causing a -2.3% contribution. The Health Care Providers & Services industry contributed -1.3%, containing securities such as Tenet Healthcare Co. (-32.1% return), HCA Holdings, Inc. (-32.4% return), and AmerisourceBergen Co. (-17.2% return). On a relative basis, the Fund underperformed the benchmark primarily due to the Fund having a 4.6% greater allocation and -6.2% lower relative return within the Consumer Discretionary sector, causing -1.7% of underperformance. Amazon.com, Inc., held within the Consumer Discretionary sector, was held at a 1.6% lower weighting relative to the benchmark throughout the period, which created -0.5% of underperformance. The Energy sector, which made up a small portion of the Fund throughout the period at 0.7%, reversed 0.9% of underperformance by having a notable 36.6% higher return than the benchmark. Cameron International Co., within the Energy sector, in particular, had a 38.4% higher return than the benchmark.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        17.77%
Financials                                    16.62
Health Care                                   14.67
Consumer Discretionary                        14.13
Consumer Staples                              12.86
Industrials                                   12.84
Utilities                                      4.64
Materials                                      3.59
Telecommunication Services                     1.81
Energy                                         1.07
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NVIDIA Corp.                                   1.06%
WhiteWave Foods (The) Co.                      1.03
Edwards Lifesciences Corp.                     1.00
Prologis, Inc.                                 0.97
Tyson Foods, Inc., Class A                     0.96
Applied Materials, Inc.                        0.96
Cintas Corp.                                   0.96
Ulta Salon, Cosmetics & Fragrance, Inc.        0.94
T-Mobile US, Inc.                              0.94
Amazon.com, Inc.                               0.93
                                             -------
   Total                                       9.75%
                                             =======

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MAY 8, 2007 - JULY 31, 2016

              First Trust
            Large Cap Growth           Defined Large Cap            S&P 500(R)                S&P 500(R)
            AlphaDEX(R) Fund             Growth Index                 Index                  Growth Index
5/8/07          $10,000                     $10,000                  $10,000                   $10,000
7/31/07           9,740                       9,757                    9,690                     9,802
1/31/08           9,341                       9,388                    9,271                     9,410
7/31/08           8,900                       8,982                    8,615                     9,185
1/31/09           5,737                       5,807                    5,690                     6,357
7/31/09           6,730                       6,840                    6,896                     7,675
1/31/10           7,373                       7,518                    7,576                     8,341
7/31/10           8,090                       8,282                    7,850                     8,651
1/31/11           9,790                      10,064                    9,257                    10,272
7/31/11           9,985                      10,309                    9,393                    10,740
1/31/12           9,674                      10,028                    9,647                    11,023
7/31/12           9,797                      10,191                   10,250                    11,854
1/31/13          10,970                      11,446                   11,266                    12,612
7/31/13          12,582                      13,178                   12,813                    14,284
1/31/14          13,817                      14,525                   13,690                    15,633
7/31/14          14,957                      15,778                   14,983                    17,068
1/31/15          16,060                      16,999                   15,637                    18,198
7/31/15          17,549                      18,638                   16,662                    19,712
1/31/16          16,078                      17,130                   15,534                    18,545
7/31/16          18,245                      19,487                   17,598                    20,753

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        153                0              0              0
8/1/12 - 7/31/13        102                0              0              0
8/1/13 - 7/31/14        206                0              0              0
8/1/14 - 7/31/15        206                0              0              0
8/1/15 - 7/31/16        182                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        100                0              0              0
8/1/12 - 7/31/13        148                0              0              0
8/1/13 - 7/31/14         46                0              0              0
8/1/14 - 7/31/15         46                0              0              0
8/1/15 - 7/31/16         69                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        1.98%        10.47%         5.93%        64.50%        70.16%
Market Price                                               2.05%        10.48%         5.93%        64.63%        70.11%

INDEX PERFORMANCE
Defined Multi Cap Value Index(1)                           2.96%        11.37%         6.79%        71.34%       83.45%
Nasdaq AlphaDEX(R) Multi Cap Value Index(2) (3)             N/A           N/A           N/A           N/A           N/A
Nasdaq US Multi Cap Value Index(2)                          N/A           N/A           N/A           N/A           N/A
S&P Composite 1500(R) Index                                5.60%        13.28%         6.48%        86.52%        78.52%
S&P Composite 1500(R) Value Index                          6.03%        12.61%         4.59%        81.10%        51.30%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Multi Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Multi Cap Value Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 8.04% and 8.31% at NAV and Market Price, respectively. That compares to an Index return of 8.28% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAB's one-year NAV return of 1.98% underperformed the benchmark S&P Composite 1500(R) Value Index return of 6.03% by -4.05%. The Utilities sector contributed the most to the Fund's return, with a 2.5% contribution, coming from the sector's 27.7% return and 10.0% allocation. Electric Utilities were the cause of 1.2% of the Fund's return. This industry had a 5.3% allocation and 25.3% return. The Energy sector contributed -3.9% to the Fund's return as it returned -21.9% and was given an allocation of 11%. On a relative basis, the Fund underperformed the benchmark. The Energy sector contributed the most to the relative underperformance. The Fund and benchmark each had an allocation of about 11%, but the Fund had a -26.8% lower return than the benchmark. The return difference is attributable to the Energy Equipment & Services and Oil Gas & Consumable Fuels industries, having -20.4% and -26.8% lower returns than the benchmark, respectively. The Financials sector reversed 2.6% of underperformance as the Fund was underweight the benchmark in this relatively poor performing sector (0.4% return) by 4.9%. The Banking industry, in particular, was the cause of 1.9% of the outperformance as the Fund underweighted the benchmark by 5.3% and outperformed the benchmark by 6.9%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    27.88%
Consumer Discretionary                        19.12
Industrials                                   16.93
Information Technology                        10.86
Utilities                                      5.96
Energy                                         5.55
Materials                                      5.01
Health Care                                    3.28
Consumer Staples                               3.00
Telecommunication Services                     2.41
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hertz Global Holdings, Inc.                    0.55%
American Airlines Group, Inc.                  0.53
Gap (The), Inc.                                0.52
Hewlett Packard Enterprise Co.                 0.49
United Continental Holdings, Inc.              0.49
BorgWarner, Inc.                               0.48
Lear Corp.                                     0.47
General Motors Co.                             0.47
Bunge Ltd.                                     0.47
Best Buy Co., Inc.                             0.47
                                             -------
   Total                                       4.94%
                                             =======

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JULY 31, 2016

              First Trust
            Multi Cap Value            Defined Multi Cap            S&P Composite             S&P Composite 1500(R)
            AlphaDEX(R) Fund              Value Index               1500(R) Index                  Value Index
5/8/07          $10,000                     $10,000                    $10,000                       $10,000
7/31/07           9,317                       9,334                      9,678                         9,567
1/31/08           8,603                       8,655                      9,241                         9,092
7/31/08           7,870                       7,948                      8,661                         8,123
1/31/09           4,973                       5,045                      5,446                         5,336
7/31/09           6,964                       7,099                      6,931                         6,238
1/31/10           8,086                       8,275                      7,629                         6,942
7/31/10           8,611                       8,845                      7,953                         7,218
1/31/11          10,279                      10,602                      9,414                         8,479
7/31/11          10,345                      10,707                      9,571                         8,355
1/31/12          10,799                      11,224                      9,811                         8,592
7/31/12          10,720                      11,185                     10,362                         8,955
1/31/13          12,639                      13,242                     11,467                        10,254
7/31/13          14,571                      15,324                     13,054                        11,730
1/31/14          15,610                      16,484                     13,966                        12,266
7/31/14          16,812                      17,824                     15,195                        13,398
1/31/15          16,811                      17,890                     15,875                        13,675
7/31/15          16,688                      17,822                     16,905                        14,271
1/31/16          14,408                      15,444                     15,674                        13,108
7/31/16          17,018                      18,351                     17,851                        15,131

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        141                0              0              0
8/1/12 - 7/31/13        165                1              0              0
8/1/13 - 7/31/14        224                0              0              0
8/1/14 - 7/31/15        132                0              0              0
8/1/15 - 7/31/16        109                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        111                1              0              0
8/1/12 - 7/31/13         84                0              0              0
8/1/13 - 7/31/14         28                0              0              0
8/1/14 - 7/31/15        120                0              0              0
8/1/15 - 7/31/16        142                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD." The Fund commenced trading on May 9, 2007.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/8/07)        Ended       (5/8/07)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        2.66%        11.54%         6.82%        72.66%        83.79%
Market Price                                               2.60%        11.54%         6.81%        72.68%        83.75%

INDEX PERFORMANCE
Defined Multi Cap Growth Index(1)                          3.55%        12.42%         7.65%        79.60%        97.51%
Nasdaq AlphaDEX(R) Multi Cap Growth Index(2) (3)            N/A           N/A           N/A           N/A           N/A
Nasdaq US Multi Cap Growth Index(2)                         N/A           N/A           N/A           N/A           N/A
S&P Composite 1500(R) Index                                5.60%        13.28%         6.48%        86.52%        78.52%
S&P Composite 1500(R) Growth Index                         5.06%        13.87%         8.30%        91.43%       108.81%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Multi Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Multi Cap Growth Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 8.67% and 8.89% at NAV and Market Price, respectively. That compares to an Index return of 8.91% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAD's one-year NAV return of 2.66% underperformed the benchmark S&P Composite 1500(R) Growth Index return of 5.06% by -2.40%. The Financials sector contributed the most to the Fund's return with a 2.3% contribution. This sector had a 9.1% return and was given the third highest allocation amongst the various sectors at 16.1%. The REIT industry, in particular, contributed 2.8% to the Fund's return due to its 32.5% return and 7.6% allocation. The Health Care sector posted the worst return during the period at -4.2%, and due to its high allocation of 16.3%, the sector contributed -2.1% to the Fund's return. The Pharmaceuticals industry in particular had a -28.2% return and -1.1% relative contribution. On a relative basis, the Fund underperformed the benchmark primarily due to the Consumer Discretionary sector. Within this sector, -1.8% of drag was created by having a 1.9% higher weighting than the benchmark and a -6.8% lower return. Securities within the Internet & Catalog Retail industry, such as Amazon.com, Inc., which had a 41.5% return, caused -0.8% of drag as the Fund was underweight the benchmark. The Energy sector reversed 0.9% of underperformance as the Fund outperformed the benchmark by 41.8%. Several securities contributed to this outperformance including Rice Energy, Inc., which had a 59.6% return, and Parsley Energy, Inc., Class A, which had a 25.1% return.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.11%
Information Technology                        18.15
Health Care                                   15.27
Consumer Discretionary                        13.15
Industrials                                   12.52
Consumer Staples                               8.86
Utilities                                      3.83
Materials                                      3.05
Telecommunication Services                     1.58
Energy                                         1.48
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
NVIDIA Corp.                                   0.53%
WhiteWave Foods (The) Co.                      0.51
Edwards Lifesciences Corp.                     0.50
Prologis, Inc.                                 0.48
Tyson Foods, Inc., Class A                     0.48
Applied Materials, Inc.                        0.48
Cintas Corp.                                   0.47
Ulta Salon, Cosmetics & Fragrance, Inc.        0.46
T-Mobile US, Inc.                              0.46
TransDigm Group, Inc.                          0.46
                                             -------
   Total                                       4.83%
                                             =======

                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            MAY 8, 2007 - JULY 31, 2016

              First Trust
            Multi Cap Growth           Defined Multi Cap           S&P Composite             S&P Composite 1500(R)
            AlphaDEX(R) Fund              Growth Index             1500(R) Index                  Growth Index
5/8/07          $10,000                     $10,000                   $10,000                       $10,000
7/31/07           9,797                       9,818                     9,678                         9,796
1/31/08           9,217                       9,265                     9,241                         9,396
7/31/08           9,224                       9,309                     8,661                         9,223
1/31/09           5,782                       5,854                     5,689                         6,307
7/31/09           6,961                       7,078                     6,931                         7,669
1/31/10           7,641                       7,801                     7,629                         8,350
7/31/10           8,399                       8,608                     7,953                         8,725
1/31/11          10,221                      10,518                     9,414                        10,412
7/31/11          10,644                      10,997                     9,571                        10,907
1/31/12          10,438                      10,827                     9,811                        11,155
7/31/12          10,528                      10,963                    10,362                        11,916
1/31/13          11,853                      12,387                    11,467                        12,794
7/31/13          13,476                      14,136                    13,054                        14,496
1/31/14          14,858                      15,648                    13,966                        15,849
7/31/14          15,448                      16,332                    15,195                        17,180
1/31/15          16,440                      17,449                    15,875                        18,331
7/31/15          17,901                      19,072                    16,905                        19,873
1/31/16          16,034                      17,153                    15,674                        18,571
7/31/16          18,377                      19,750                    17,851                        20,879

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        156                0              0              0
8/1/12 - 7/31/13        111                0              0              0
8/1/13 - 7/31/14        196                0              0              0
8/1/14 - 7/31/15        162                0              0              0
8/1/15 - 7/31/16        106                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         97                0              0              0
8/1/12 - 7/31/13        139                0              0              0
8/1/13 - 7/31/14         56                0              0              0
8/1/14 - 7/31/15         90                0              0              0
8/1/15 - 7/31/16        145                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK." The Fund commenced trading on April 20, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        1.22%        10.05%         8.70%        61.45%        55.40%
Market Price                                               1.29%        10.03%         8.70%        61.28%        55.40%

INDEX PERFORMANCE
Defined Mid Cap Value Index(1)                             2.45%        10.96%         9.60%        68.24%        62.30%
Nasdaq AlphaDEX(R) Mid Cap Value Index(2) (3)               N/A           N/A           N/A           N/A           N/A
Nasdaq US 600 Mid Cap Value Index(2)                        N/A           N/A           N/A           N/A           N/A
S&P MidCap 400(R) Value Index                              7.81%        12.76%        11.14%        82.33%        74.70%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Value Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 7.93% and 8.11% at NAV and Market Price, respectively. That compares to an Index return of 8.16% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNK's one-year NAV return of 1.22% underperformed the benchmark S&P MidCap 400(R) Value Index return of 7.81% by -6.59%. The Utilities and Financials sectors each contributed about 2.4% to the Fund's return. The Utilities sector had a high contribution due to its 34.0% return during the period, the highest return amongst the sectors during the period. The Financials sector had a high contribution due to its high allocation of 22.2%, the highest allocation amongst the sectors during the period. The REIT industry in particular, within the Financials sector, contributed 1.5% alone to the Fund's return from its 4.4% allocation and 15.2% return. On a relative basis, the Fund underperformed the benchmark. The Energy sector caused -2.3% of underperformance as the Fund was overweight the benchmark by 3.8% and underperformed the benchmark by -4.0%. Both of the industries within the Energy sector, the Energy Equipment & Services and Oil Gas & Consumable Fuels industries, contributed about -1.15% to the Fund's return. The Utilities sector reversed 0.6% of underperformance as the Fund outperformed the benchmark by 3.2%. Electric Utilities accounted for nearly half of the Utilities sector's outperformance by having a 3.5% higher return than the benchmark.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    30.51%
Industrials                                   21.82
Consumer Discretionary                        18.40
Information Technology                         9.37
Materials                                      6.08
Energy                                         4.59
Utilities                                      3.41
Health Care                                    2.58
Telecommunication Services                     2.03
Consumer Staples                               1.21
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hertz Global Holdings, Inc.                    1.83%
Trinity Industries, Inc.                       0.87
Radian Group, Inc.                             0.86
MGIC Investment Corp.                          0.84
LaSalle Hotel Properties                       0.81
GameStop Corp., Class A                        0.81
Popular, Inc.                                  0.80
American Eagle Outfitters, Inc.                0.78
Jones Lang LaSalle, Inc.                       0.78
Rackspace Hosting, Inc.                        0.78
                                             -------
   Total                                       9.16%
                                             =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           APRIL 19, 2011 - JULY 31, 2016

              First Trust
             Mid Cap Value             Defined Mid Cap             S&P MidCap 400(R)
            AlphaDEX(R) Fund             Value Index                  Value Index
4/19/11         $10,000                    $10,000                      $10,000
7/31/11           9,625                      9,646                        9,581
1/31/12           9,982                     10,041                        9,720
7/31/12           9,935                     10,036                        9,869
1/31/13          11,765                     11,928                       11,640
7/31/13          13,549                     13,787                       13,358
1/31/14          14,657                     14,977                       14,305
7/31/14          15,487                     15,880                       15,311
1/31/15          15,205                     15,640                       15,816
7/31/15          15,351                     15,837                       16,204
1/31/16          13,091                     13,549                       14,376
7/31/16          15,539                     16,226                       17,468

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        198                0              0              0
8/1/12 - 7/31/13        157                2              0              0
8/1/13 - 7/31/14        211                1              0              0
8/1/14 - 7/31/15        188                0              0              0
8/1/15 - 7/31/16        140                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         55                0              0              0
8/1/12 - 7/31/13         91                0              0              0
8/1/13 - 7/31/14         40                0              0              0
8/1/14 - 7/31/15         64                0              0              0
8/1/15 - 7/31/16        111                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY." The Fund commenced trading on April 20, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        0.03%         9.77%         8.98%        59.41%        57.51%
Market Price                                              -0.10%         9.73%         8.96%        59.09%        57.36%

INDEX PERFORMANCE
Defined Mid Cap Growth Index(1)                            2.27%        10.93%        10.12%        68.01%        66.38%
Nasdaq AlphaDEX(R) Mid Cap Growth Index(2) (3)              N/A           N/A           N/A           N/A           N/A
Nasdaq US 600 Mid Cap Growth Index(2)                       N/A           N/A           N/A           N/A           N/A
S&P MidCap 400(R) Growth Index                             3.32%        11.74%        10.89%        74.24%        72.67%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Growth Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 8.57% and 8.43% at NAV and Market Price, respectively. That compares to an Index return of 8.79% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNY's one-year NAV return of 0.03% underperformed the benchmark S&P MidCap 400(R) Growth Index return of 3.32% by -3.29%. The Financials sector contributed the most during the period to the Fund's return, with a 2.9% contribution stemming from its high 21.8% allocation and 8.1% return. Amongst this sector, the REIT industry contributed 4.7% to the Fund's return. REITs had a return of 38.9% during the period. The Consumer Discretionary sector was the Fund's third highest weighted sector during the period at 17.8% and the Fund's worst contributing sector with a -2.7% contribution, stemming from its -5.8% return. The Hotels Restaurants & Leisure industry in particular contributed -1.1% to the Fund's return due to its higher weighting of 5.1% and return of -4.4%. On a relative basis, the Fund underperformed the benchmark. The underperformance can be attributed primarily to the Health Care sector, which was given a 13.9% allocation during the period, where the Fund underperformed the benchmark by -10.1%, creating -1.8% of drag. The Life Sciences Tools & Services industry, within the Health Care sector, was the cause of -0.8% of the underperformance. The Industrials sector, which was given a weighting of 11.1% during the period, reversed close to 1.1% of underperformance by outperforming the benchmark by 8.1%. The Airlines industry alone, within the Industrials sector, reversed 0.5% of underperformance by underweighting the poor performing industry (-26.9% return).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    28.65%
Information Technology                        17.59
Health Care                                   14.01
Consumer Discretionary                        13.52
Industrials                                   11.88
Consumer Staples                               5.51
Utilities                                      3.34
Materials                                      2.51
Energy                                         2.41
Telecommunication Services                     0.58
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Cirrus Logic, Inc.                             0.89%
Ubiquiti Networks, Inc.                        0.82
Burlington Stores, Inc.                        0.82
Veeva Systems, Inc., Class A                   0.79
MarketAxess Holdings, Inc.                     0.79
Align Technology, Inc.                         0.79
Lennox International, Inc.                     0.78
Pool Corp.                                     0.77
ABIOMED, Inc.                                  0.77
Douglas Emmett, Inc.                           0.76
                                             -------
   Total                                       7.98%
                                             =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 19, 2011 - JULY 31, 2016

              First Trust
            Mid Cap Growth              Defined Mid Cap           S&P MidCap 400(R)
           AlphaDEX(R) Fund              Growth Index                Growth Index
4/19/11        $10,000                     $10,000                     $10,000
7/31/11          9,881                       9,903                       9,910
1/31/12          9,804                       9,866                       9,779
7/31/12          9,673                       9,765                       9,861
1/31/13         11,050                      11,201                      11,485
7/31/13         12,290                      12,507                      12,894
1/31/14         13,612                      13,902                      13,883
7/31/14         13,824                      14,174                      14,345
1/31/15         14,646                      15,076                      15,414
7/31/15         15,748                      16,268                      16,711
1/31/16         13,744                      14,256                      14,724
7/31/16         15,753                      16,638                      17,266

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        201                1              0              0
8/1/12 - 7/31/13        169                0              0              0
8/1/13 - 7/31/14        200                0              0              0
8/1/14 - 7/31/15        192                0              0              0
8/1/15 - 7/31/16        106                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         51                0              0              0
8/1/12 - 7/31/13         81                0              0              0
8/1/13 - 7/31/14         52                0              0              0
8/1/14 - 7/31/15         60                0              0              0
8/1/15 - 7/31/16        145                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT." The Fund commenced trading on April 20, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        0.79%         9.67%         8.98%        58.64%        57.52%
Market Price                                               0.76%         9.61%         8.97%        58.22%        57.42%

INDEX PERFORMANCE
Defined Small Cap Value Index(1)                           0.73%        10.40%         9.72%        64.04%        63.22%
Nasdaq AlphaDEX(R) Small Cap Value Index(2) (3)             N/A           N/A           N/A           N/A           N/A
Nasdaq US 700 Small Cap Value Index(2)                      N/A           N/A           N/A           N/A           N/A
S&P SmallCap 600(R) Value Index                            8.95%        13.14%        12.00%        85.42%        81.96%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Value Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 11.42% and 11.43% at NAV and Market Price, respectively. That compares to an Index return of 11.67% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYT's one-year NAV return of 0.79% underperformed the benchmark S&P SmallCap 600(R) Value Index return of 8.95% by -8.16%. Several sectors contributed equally to the Fund's return during the period including the Information Technology (2% contribution), Industrials (1.9% contribution), Financials (1.7% contribution), and Utilities (1.6% contribution) sectors. The highest weighted sector during the period was the Consumer Discretionary sector at 19.4%, but it had a near flat contribution due to its -8.4% return. The Energy sector was the worst performing and contributing sector during the period. This sector had a -40.9% return and -7.1% contribution to the Fund's return. The contribution was tampered due to its relatively low weighting of 8.5% during the period. On a relative basis, the Fund underperformed the benchmark. It was the Energy sector that contributed the most to the relative underperformance. The Fund held the Energy sector at a 4.2% greater allocation and had a -8.2% lower return, leading to -4.7% of relative underperformance. The two industries within the Energy sector, the Oil Gas & Consumable Fuels and Energy Equipment & Services industries, each contributed about -2.3% to the underperformance, each overweighting and underperforming the benchmark. The Health Care sector reversed 0.5% of drag by underweighting the benchmark by 3.8% and outperforming the benchmark by 1.5%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    23.71%
Industrials                                   22.00
Consumer Discretionary                        21.69
Information Technology                        12.84
Materials                                      6.26
Energy                                         3.86
Consumer Staples                               3.74
Health Care                                    2.77
Utilities                                      2.54
Telecommunication Services                     0.59
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
DigitalGlobe, Inc.                             0.76%
DeVry Education Group, Inc.                    0.75
Navigant Consulting, Inc.                      0.73
TrueBlue, Inc.                                 0.71
Nelnet, Inc., Class A                          0.70
Abercrombie & Fitch Co., Class A               0.70
PRA Group, Inc.                                0.69
NRG Yield, Inc., Class C                       0.69
Barnes Group, Inc.                             0.69
Maiden Holdings Ltd.                           0.69
                                             -------
   Total                                       7.11%
                                             =======

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 19, 2011 - JULY 31, 2016

              First Trust
            Small Cap Value            Defined Small Cap           S&P SmallCap 600(R)
           AlphaDEX(R) Fund               Value Index                  Value Index
4/19/11        $10,000                      $10,000                      $10,000
7/31/11          9,930                        9,950                        9,813
1/31/12         10,692                       10,748                       10,331
7/31/12         10,005                       10,103                       10,231
1/31/13         11,945                       12,115                       11,945
7/31/13         14,241                       14,499                       14,054
1/31/14         15,577                       15,946                       15,278
7/31/14         15,931                       16,372                       15,723
1/31/15         15,996                       16,517                       16,154
7/31/15         15,630                       16,203                       16,701
1/31/16         13,090                       13,632                       14,973
7/31/16         15,754                       16,322                       18,195

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        154                3              0              0
8/1/12 - 7/31/13        177                5              0              0
8/1/13 - 7/31/14        167                0              0              0
8/1/14 - 7/31/15        164                0              0              0
8/1/15 - 7/31/16        100                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         95                1              0              0
8/1/12 - 7/31/13         67                1              0              0
8/1/13 - 7/31/14         84                0              1              0
8/1/14 - 7/31/15         88                0              0              0
8/1/15 - 7/31/16        151                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC." The Fund commenced trading on April 20, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        3.54%        10.96%        10.18%        68.20%        66.86%
Market Price                                               3.60%        10.93%        10.18%        68.00%        66.91%

INDEX PERFORMANCE
Defined Small Cap Growth Index(1)                          2.70%        11.49%        10.72%        72.25%        71.25%
Nasdaq AlphaDEX(R) Small Cap Growth Index(2) (3)            N/A           N/A           N/A           N/A           N/A
Nasdaq US 700 Small Cap Growth Index(2)                     N/A           N/A           N/A           N/A           N/A
S&P SmallCap 600(R) Growth Index                           3.27%        12.96%        12.19%        83.94%        83.61%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Growth Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 12.48% and 12.61% at NAV and Market Price, respectively. That compares to an Index return of 12.75% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYC's one-year NAV return of 3.54% outperformed the benchmark S&P SmallCap 600(R) Growth Index return of 3.27% by 0.27%. The Information Technology sector was the top contributing sector during the period at 3.8%. This sector had an 18.2% allocation and 19.3% return. Several industries within the Information Technology sector posted high returns during the period including Diversified Telecommunication Services (57.9%), IT Services (31.1%), and Semiconductors & Semiconductor Equipment (29.0%). The Health Care sector was the worst contributing sector during the period at -3.3%. This sector had a 21.1% allocation during the period, the highest amongst the sectors, and a -5.2% return. The Pharmaceuticals industry returned -27.4% during the period and contributed -1.6% to the Fund's return. On a relative basis, the Fund outperformed the benchmark primarily due to the Financials sector. This sector was given the second highest allocation during the period at 20.9%, 3.7% lower than the benchmark. The sector also had a 6.3% higher return than the benchmark, leading to 1.5% of relative outperformance. The Health Care sector reversed 2.5% of outperformance as the Fund was overweight the benchmark by 2.4% and underperformed by -8.1%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    25.83%
Information Technology                        19.87
Health Care                                   18.56
Industrials                                   12.72
Consumer Discretionary                        10.21
Consumer Staples                               4.07
Utilities                                      2.58
Materials                                      2.57
Telecommunication Services                     2.50
Energy                                         1.09
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Advanced Micro Devices, Inc.                   0.81%
Gigamon, Inc.                                  0.76
Five Prime Therapeutics, Inc.                  0.74
MaxLinear, Inc., Class A                       0.73
Exelixis, Inc.                                 0.71
Universal Forest Products, Inc.                0.70
Trinseo S.A.                                   0.70
Lexicon Pharmaceuticals, Inc.                  0.69
Nevro Corp.                                    0.68
Cooper-Standard Holding, Inc.                  0.67
                                             -------
   Total                                       7.19%
                                             =======

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 19, 2011 - JULY 31, 2016

              First Trust
           Small Cap Growth            Defined Small Cap           S&P SmallCap 600(R)
           AlphaDEX(R) Fund               Growth Index                Growth Index
4/19/11        $10,000                      $10,000                     $10,000
7/31/11          9,920                        9,942                       9,982
1/31/12          9,826                        9,878                      10,155
7/31/12         10,157                       10,253                      10,362
1/31/13         11,338                       11,488                      11,710
7/31/13         13,014                       13,244                      13,710
1/31/14         14,413                       14,723                      15,107
7/31/14         13,992                       14,362                      15,093
1/31/15         14,637                       15,088                      16,071
7/31/15         16,115                       16,676                      17,778
1/31/16         14,186                       14,743                      15,737
7/31/16         16,685                       17,126                      18,361

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        145                1              0              0
8/1/12 - 7/31/13        126                3              0              0
8/1/13 - 7/31/14        164                0              0              0
8/1/14 - 7/31/15        209                0              0              0
8/1/15 - 7/31/16        141                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        105                2              0              0
8/1/12 - 7/31/13        116                5              0              0
8/1/13 - 7/31/14         87                1              0              0
8/1/14 - 7/31/15         43                0              0              0
8/1/15 - 7/31/16        110                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

From the beginning of the period covered by this report until April 8, 2016, the First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index. Effective April 8, 2016, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until April 8, 2016, the shares of the Fund traded on the NYSE Arca. Effective April 8, 2016, the shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK." The Fund commenced trading on May 12, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select mega cap stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS               TOTAL RETURNS
                                                         1 Year        5 Years      Inception      5 Years      Inception
                                                          Ended         Ended       (5/11/11)       Ended       (5/11/11)
                                                         7/31/16       7/31/16     to 7/31/16      7/31/16     to 7/31/16

FUND PERFORMANCE
NAV                                                        0.19%         8.91%         7.69%        53.21%        47.27%
Market Price                                               0.04%         8.88%         7.67%        53.04%        47.10%

INDEX PERFORMANCE
Defined Mega Cap Index(1)                                  1.44%         9.89%         8.67%        60.27%        54.38%
Nasdaq AlphaDEX(R) Mega Cap Index(2) (3)                    N/A           N/A           N/A           N/A           N/A
Nasdaq US 500 Large Cap Index(2)                            N/A           N/A           N/A           N/A           N/A
S&P 100(R) Index                                           5.75%        13.26%        12.14%        86.37%        81.92%
-------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mega Cap Index was replaced with the Nasdaq AlphaDEX(R) Mega Cap Index. The new index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(3) The Fund's cumulative total returns for the period from April 8, 2016 through July 31, 2016 were 4.86% and 5.19% at NAV and Market Price, respectively. That compares to an Index return of 5.10% for the same period.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FMK's one-year NAV return of 0.19% underperformed the benchmark S&P 100(R) Index return of 5.75% by -5.56%. The Information Technology sector was given the greatest allocation of 22.9% and had a return of 7.5%, leading to a 1.4% contribution to the Fund's return. In the Information Technology sector, the Semiconductor & Semiconductor Equipment industry contributed 0.9%, due to its 15.6% return and 6.7% allocation. The Health Care sector deterred -3.5% of Fund performance as this sector had a -16.9% return and 11.7% allocation. The Biotechnology industry caused -1.9% of the sector's contribution. The Biotechnology industry was given an allocation of 4.1% and had a return of -28.9%. On a relative basis, the Fund underperformed the benchmark. The underperformance can be largely attributed to the Health Care sector. The Health Care sector caused -3.3% of underperformance as it had an -18.9% lower return. The Biotechnology and Pharmaceuticals industries each contributed about -1.1% of underperformance due to underperforming the benchmark by -16.1% and -23.9% respectively. The Financials sector reversed 1.7% of underperformance as the Fund was underweight the benchmark in this poor performing sector (-12.2% return) by 6.1%. The Banking industry, in particular, was the cause of 1.6% of the outperformance as the Fund underweighted the benchmark by 4.3% and outperformed the benchmark by 5.1%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                   20.00%
Consumer Discretionary                        17.86
Financials                                    17.67
Information Technology                        13.52
Consumer Staples                               9.51
Industrials                                    6.03
Telecommunication Services                     5.87
Energy                                         5.65
Utilities                                      3.89
                                             -------
   Total                                     100.00%
                                             =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
General Motors Co.                             3.64%
Intel Corp.                                    3.47
Amazon.com, Inc.                               3.46
Lockheed Martin Corp.                          3.33
UnitedHealth Group, Inc.                       3.31
Medtronic PLC                                  3.30
AT&T, Inc.                                     3.27
Mondelez International, Inc., Class A          3.16
Phillips 66                                    3.13
Gilead Sciences, Inc.                          3.11
                                             -------
   Total                                      33.18%
                                             =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 11, 2011 - JULY 31, 2016

              First Trust
               Mega Cap                Defined Mega                 S&P 100(R)
           AlphaDEX(R) Fund             Cap Index                     Index
5/11/11        $10,000                   $10,000                     $10,000
7/31/11          9,612                     9,632                       9,761
1/31/12          9,571                     9,631                      10,120
7/31/12          9,248                     9,349                      10,960
1/31/13         10,467                    10,619                      11,784
7/31/13         11,969                    12,192                      13,341
1/31/14         12,545                    12,827                      14,108
7/31/14         13,829                    14,201                      15,520
1/31/15         13,679                    14,095                      15,998
7/31/15         14,699                    15,217                      17,202
1/31/16         13,304                    13,818                      16,228
7/31/16         14,726                    15,436                      18,190

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2016 The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2011 through July 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12        183                0              0              0
8/1/12 - 7/31/13        128                0              0              0
8/1/13 - 7/31/14        158                0              0              0
8/1/14 - 7/31/15        166                0              0              0
8/1/15 - 7/31/16        145                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/11 - 7/31/12         70                0              0              0
8/1/12 - 7/31/13        122                0              0              0
8/1/13 - 7/31/14         94                0              0              0
8/1/14 - 7/31/15         86                0              0              0
8/1/15 - 7/31/16        106                0              0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2016

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 FEBRUARY 1, 2016      JULY 31, 2016       PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,157.10               0.61%              $3.27
Hypothetical (5% return before expenses)            $1,000.00           $1,021.83               0.61%              $3.07

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,170.80               0.63%              $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,021.73               0.63%              $3.17

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,194.60               0.64%              $3.49
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.64%              $3.22

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,168.80               0.62%              $3.34
Hypothetical (5% return before expenses)            $1,000.00           $1,021.78               0.62%              $3.12

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,134.80               0.62%              $3.29
Hypothetical (5% return before expenses)            $1,000.00           $1,021.78               0.62%              $3.12

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2016

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 FEBRUARY 1, 2016      JULY 31, 2016       PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,181.10               0.69%              $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.43               0.69%              $3.47

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,146.10               0.70%              $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,187.00               0.70%              $3.81
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,146.20               0.70%              $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND ( FYT)
Actual                                              $1,000.00           $1,203.50               0.70%              $3.84
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,176.10               0.70%              $3.79
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,106.90               0.70%              $3.67
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2016 through July 31, 2016), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.7%
       27,679  General Dynamics Corp.        $     4,065,768
       22,094  Honeywell International,
                 Inc.                              2,570,195
       25,886  Lockheed Martin Corp.               6,542,169
       28,896  Northrop Grumman Corp.              6,259,740
       47,237  Raytheon Co.                        6,590,979
      175,673  Textron, Inc.                       6,851,247
       24,357  TransDigm Group, Inc. (a)           6,808,269
       12,518  United Technologies Corp.           1,347,563
                                             ---------------
                                                  41,035,930
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.7%
       17,300  C.H. Robinson Worldwide, Inc.       1,204,426
       52,382  Expeditors International of
                 Washington, Inc.                  2,589,242
       16,933  FedEx Corp.                         2,741,453
       35,771  United Parcel Service, Inc.,
                 Class B                           3,866,845
                                             ---------------
                                                  10,401,966
                                             ---------------
               AIRLINES -- 1.6%
      226,881  American Airlines Group,
                 Inc.                              8,054,276
      176,299  Delta Air Lines, Inc.               6,831,586
       65,523  Southwest Airlines Co.              2,425,006
      156,497  United Continental Holdings,
                 Inc. (a)                          7,338,144
                                             ---------------
                                                  24,649,012
                                             ---------------
               AUTO COMPONENTS -- 1.3%
      217,573  BorgWarner, Inc.                    7,219,072
      200,241  Goodyear Tire & Rubber (The)
                 Co.                               5,740,910
       63,123  Lear Corp.                          7,161,304
                                             ---------------
                                                  20,121,286
                                             ---------------
               AUTOMOBILES -- 1.2%
      510,962  Ford Motor Co.                      6,468,779
      226,947  General Motors Co.                  7,157,908
       85,067  Harley-Davidson, Inc.               4,501,746
                                             ---------------
                                                  18,128,433
                                             ---------------
               BANKS -- 4.7%
      387,209  Bank of America Corp.               5,610,658
      108,211  BB&T Corp.                          3,989,740
      121,210  Citigroup, Inc.                     5,310,210
      257,162  Citizens Financial Group,
                 Inc.                              5,742,427
      292,112  Fifth Third Bancorp                 5,544,286
       36,709  First Republic Bank                 2,630,934
      574,751  Huntington Bancshares, Inc.         5,460,135
       82,684  JPMorgan Chase & Co.                5,289,295
      465,005  KeyCorp                             5,440,559
       21,728  M&T Bank Corp.                      2,489,160
       63,136  PNC Financial Services Group
                 (The), Inc.                       5,218,190
      603,797  Regions Financial Corp.             5,536,819
      125,076  SunTrust Banks, Inc.                5,289,464
       63,707  U.S. Bancorp                        2,686,524
       81,419  Wells Fargo & Co.                   3,905,669
                                             ---------------
                                                  70,144,070
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BEVERAGES -- 0.9%
       31,073  Constellation Brands, Inc.,
                 Class A                     $     5,115,548
       39,883  Dr Pepper Snapple Group,
                 Inc.                              3,928,874
       12,699  Molson Coors Brewing Co.,
                 Class B                           1,297,330
        8,001  Monster Beverage Corp. (a)          1,285,201
       12,123  PepsiCo, Inc.                       1,320,437
                                             ---------------
                                                  12,947,390
                                             ---------------
               BIOTECHNOLOGY -- 0.2%
       41,492  AbbVie, Inc.                        2,748,015
                                             ---------------
               BUILDING PRODUCTS -- 0.6%
       88,637  Fortune Brands Home &
                 Security, Inc.                    5,608,063
       83,042  Masco Corp.                         3,029,372
                                             ---------------
                                                   8,637,435
                                             ---------------
               CAPITAL MARKETS -- 2.9%
       27,369  Affiliated Managers Group,
                 Inc. (a)                          4,017,222
       42,887  Ameriprise Financial, Inc.          4,110,290
       33,064  Bank of New York Mellon
                 (The) Corp.                       1,302,721
        3,747  BlackRock, Inc.                     1,372,339
      192,469  Franklin Resources, Inc.            6,965,453
       25,944  Goldman Sachs Group (The),
                 Inc.                              4,120,167
      201,190  Invesco Ltd.                        5,870,724
      197,777  Morgan Stanley                      5,682,133
       38,780  Northern Trust Corp.                2,621,140
       26,693  SEI Investments Co.                 1,201,185
       95,301  State Street Corp.                  6,268,900
                                             ---------------
                                                  43,532,274
                                             ---------------
               CHEMICALS -- 2.2%
       18,090  Air Products and Chemicals,
                 Inc.                              2,703,008
       19,619  Celanese Corp., Series A            1,244,237
       94,598  Eastman Chemical Co.                6,170,627
       10,829  Ecolab, Inc.                        1,281,937
       20,375  International Flavors &
                 Fragrances, Inc.                  2,714,969
       86,312  LyondellBasell Industries
                 N.V., Class A                     6,495,841
      245,335  Mosaic (The) Co.                    6,624,045
       12,338  PPG Industries, Inc.                1,291,912
       11,426  Praxair, Inc.                       1,331,586
        8,742  Sherwin-Williams (The) Co.          2,620,240
                                             ---------------
                                                  32,478,402
                                             ---------------
               COMMERCIAL SERVICES &
                 SUPPLIES -- 1.3%
       65,451  Cintas Corp.                        7,020,929
      125,175  Republic Services, Inc.             6,416,471
       96,919  Waste Management, Inc.              6,408,284
                                             ---------------
                                                  19,845,684
                                             ---------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                 -- 0.9%
      223,865  Cisco Systems, Inc.           $     6,834,599
       33,848  F5 Networks, Inc. (a)               4,177,520
       30,789  Harris Corp.                        2,666,943
                                             ---------------
                                                  13,679,062
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 0.9%
       33,454  Martin Marietta Materials,
                 Inc.                              6,779,453
       53,365  Vulcan Materials Co.                6,616,193
                                             ---------------
                                                  13,395,646
                                             ---------------
               CONSUMER FINANCE -- 1.8%
      376,264  Ally Financial, Inc.                6,787,803
       42,281  American Express Co.                2,725,433
      101,122  Capital One Financial Corp.         6,783,264
       95,886  Discover Financial Services         5,450,160
      203,246  Synchrony Financial (a)             5,666,498
                                             ---------------
                                                  27,413,158
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 0.6%
       25,360  Crown Holdings, Inc. (a)            1,343,319
       60,629  International Paper Co.             2,777,414
       99,150  WestRock Co.                        4,254,527
                                             ---------------
                                                   8,375,260
                                             ---------------
               DISTRIBUTORS -- 0.4%
       12,683  Genuine Parts Co.                   1,296,710
      121,573  LKQ Corp. (a)                       4,180,895
                                             ---------------
                                                   5,477,605
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 1.4%
       35,493  Berkshire Hathaway, Inc.,
                 Class B (a)                       5,120,575
       13,180  CME Group, Inc.                     1,347,523
       10,032  Intercontinental Exchange,
                 Inc.                              2,650,455
       49,967  MSCI, Inc.                          4,299,161
       39,725  Nasdaq, Inc.                        2,810,941
       23,957  S&P Global, Inc.                    2,927,545
      103,754  Voya Financial, Inc.                2,659,215
                                             ---------------
                                                  21,815,415
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.6%
      118,916  AT&T, Inc.                          5,147,874
      221,397  CenturyLink, Inc.                   6,960,722
      124,744  Level 3 Communications,
                 Inc. (a)                          6,312,046
       11,893  SBA Communications Corp.,
                 Class A (a)                       1,367,695
       92,023  Verizon Communications, Inc.        5,098,994
                                             ---------------
                                                  24,887,331
                                             ---------------
               ELECTRIC UTILITIES -- 3.8%
       64,710  Alliant Energy Corp.                2,604,577
       54,975  American Electric Power Co.,
                 Inc.                              3,809,767
       55,776  Avangrid, Inc.                      2,517,729


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
       59,898  Duke Energy Corp.             $     5,126,670
       49,620  Edison International                3,839,596
       47,368  Entergy Corp.                       3,855,281
       64,339  Eversource Energy                   3,763,188
      141,318  Exelon Corp.                        5,268,335
      147,190  FirstEnergy Corp.                   5,139,875
       29,553  NextEra Energy, Inc.                3,791,354
       60,288  PG&E Corp.                          3,854,815
       63,383  Pinnacle West Capital Corp.         4,999,017
       68,056  PPL Corp.                           2,566,392
       47,898  Southern (The) Co.                  2,562,543
       86,058  Xcel Energy, Inc.                   3,784,831
                                             ---------------
                                                  57,483,970
                                             ---------------
               ELECTRICAL EQUIPMENT -- 1.3%
       25,908  Acuity Brands, Inc.                 6,799,036
      107,534  Eaton Corp. PLC                     6,818,731
       73,884  Emerson Electric Co.                4,130,116
       11,195  Rockwell Automation, Inc.           1,280,708
                                             ---------------
                                                  19,028,591
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.2%
       22,405  Amphenol Corp., Class A             1,333,546
      128,194  CDW Corp.                           5,503,368
      188,169  Corning, Inc.                       4,181,115
      112,467  TE Connectivity Ltd.                6,779,511
                                             ---------------
                                                  17,797,540
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 1.3%
       26,831  CVS Health Corp.                    2,487,770
      104,750  Kroger (The) Co.                    3,581,403
       46,280  Walgreens Boots Alliance,
                 Inc.                              3,667,690
       70,361  Wal-Mart Stores, Inc.               5,134,242
      160,469  Whole Foods Market, Inc.            4,891,095
                                             ---------------
                                                  19,762,200
                                             ---------------
               FOOD PRODUCTS -- 3.6%
      119,793  Archer-Daniels-Midland Co.          5,400,268
      108,588  Bunge Ltd.                          7,149,434
       77,237  Campbell Soup Co.                   4,809,548
       53,731  ConAgra Foods, Inc.                 2,512,462
       72,049  General Mills, Inc.                 5,179,603
       19,852  Ingredion, Inc.                     2,645,080
        8,430  J.M. Smucker (The) Co.              1,299,569
       14,511  Kraft Heinz (The) Co.               1,253,605
       48,170  McCormick & Co., Inc.               4,925,383
       14,156  Mead Johnson Nutrition Co.          1,262,715
       56,450  Mondelez International,
                 Inc., Class A                     2,482,671
       96,161  Tyson Foods, Inc., Class A          7,077,450
      136,833  WhiteWave Foods (The) Co. (a)       7,592,863
                                             ---------------
                                                  53,590,651
                                             ---------------
               GAS UTILITIES -- 0.3%
       63,193  Atmos Energy Corp.                  5,042,169
                                             ---------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 3.9%
       65,353  Abbott Laboratories           $     2,924,547
      142,039  Baxter International, Inc.          6,820,713
       37,872  Becton, Dickinson and Co.           6,665,472
      274,832  Boston Scientific Corp. (a)         6,672,921
       50,879  Danaher Corp.                       4,143,586
       64,408  Edwards Lifesciences
                 Corp. (a)                         7,376,004
        7,771  Intuitive Surgical, Inc. (a)        5,406,751
       74,026  Medtronic PLC                       6,486,898
       60,946  ResMed, Inc.                        4,197,961
       42,876  Stryker Corp.                       4,985,621
       31,238  Varian Medical Systems,
                 Inc. (a)                          2,959,488
                                             ---------------
                                                  58,639,962
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 3.3%
       21,031  Aetna, Inc.                         2,422,981
       16,198  AmerisourceBergen Corp.             1,379,908
       39,120  Anthem, Inc.                        5,138,021
       32,938  Cardinal Health, Inc.               2,753,617
       53,998  Centene Corp. (a)                   3,809,559
       50,843  Express Scripts Holding
                 Co. (a)                           3,867,627
       50,041  HCA Holdings, Inc. (a)              3,859,662
       29,068  Henry Schein, Inc. (a)              5,260,727
       19,717  Laboratory Corp. of America
                 Holdings (a)                      2,751,704
        6,877  McKesson Corp.                      1,337,989
       70,940  MEDNAX, Inc. (a)                    4,888,475
       63,121  Quest Diagnostics, Inc.             5,451,130
        9,100  UnitedHealth Group, Inc.            1,303,120
       38,311  Universal Health Services,
                 Inc., Class B                     4,962,424
                                             ---------------
                                                  49,186,944
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 0.2%
       43,847  Cerner Corp. (a)                    2,735,614
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.2%
       76,869  Aramark                             2,755,754
       40,564  Darden Restaurants, Inc.            2,497,120
       57,013  Hilton Worldwide Holdings,
                 Inc.                              1,322,131
       59,074  Las Vegas Sands Corp.               2,992,098
       19,330  Marriott International, Inc.,
                 Class A (b)                       1,385,961
       10,667  McDonald's Corp.                    1,254,973
       22,490  Starbucks Corp.                     1,305,544
       18,035  Wyndham Worldwide Corp.             1,280,846
       30,988  Yum! Brands, Inc.                   2,770,947
                                             ---------------
                                                  17,565,374
                                             ---------------
               HOUSEHOLD DURABLES -- 2.3%
      163,226  D.R. Horton, Inc.                   5,366,871
      121,122  Garmin Ltd.                         6,580,558
      139,324  Lennar Corp., Class A               6,520,363
        6,761  Mohawk Industries, Inc. (a)         1,412,643
       79,336  Newell Brands, Inc.                 4,161,967


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        3,601  NVR, Inc. (a)                 $     6,139,705
       23,127  Whirlpool Corp.                     4,448,710
                                             ---------------
                                                  34,630,817
                                             ---------------
               HOUSEHOLD PRODUCTS -- 1.1%
       62,428  Church & Dwight Co., Inc.           6,132,927
       37,125  Clorox (The) Co.                    4,865,974
       17,554  Colgate-Palmolive Co.               1,306,544
       18,689  Kimberly-Clark Corp.                2,421,160
       15,165  Procter & Gamble (The) Co.          1,297,972
                                             ---------------
                                                  16,024,577
                                             ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.3%
      308,788  AES (The) Corp.                     3,813,532
                                             ---------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.2%
       14,668  3M Co.                              2,616,184
                                             ---------------
               INSURANCE -- 5.9%
       53,408  Aflac, Inc.                         3,860,330
        9,343  Alleghany Corp. (a)                 5,077,921
       36,732  Allstate (The) Corp.                2,509,898
       24,284  American International
                 Group, Inc.                       1,322,021
       17,838  Arch Capital Group Ltd. (a)         1,295,574
       80,961  Arthur J. Gallagher & Co.           3,982,472
        9,832  Chubb Ltd.                          1,231,556
       34,313  Cincinnati Financial Corp.          2,563,181
       35,156  Everest Re Group, Ltd.              6,644,836
      102,766  FNF Group                           3,871,195
       86,838  Hartford Financial Services
                 Group (The), Inc.                 3,460,494
      132,539  Lincoln National Corp.              5,787,978
        4,050  Markel Corp. (a)                    3,842,438
       93,820  Marsh & McLennan Cos., Inc.         6,168,665
      129,003  MetLife, Inc.                       5,513,588
       93,742  Principal Financial Group,
                 Inc.                              4,371,190
       76,698  Progressive (The) Corp.             2,493,452
       72,029  Prudential Financial, Inc.          5,423,063
       41,553  Torchmark Corp.                     2,570,884
       43,169  Travelers (The) Cos., Inc.          5,017,101
      161,627  Unum Group                          5,399,958
      192,825  XL Group Ltd.                       6,673,673
                                             ---------------
                                                  89,081,468
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.8%
        8,975  Amazon.com, Inc. (a)                6,810,320
      151,892  Liberty Interactive Corp.
                 QVC Group Class A (a)             4,072,224
        1,022  Priceline Group (The),
                 Inc. (a)                          1,380,528
                                             ---------------
                                                  12,263,072
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.7%
       45,927  Akamai Technologies, Inc. (a)       2,320,691
        1,823  Alphabet, Inc., Class A (a)         1,442,613


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                 (CONTINUED)
       54,880  eBay, Inc. (a)                $     1,710,061
       33,714  Facebook, Inc., Class A (a)         4,178,513
       14,860  VeriSign, Inc. (a)                  1,287,025
                                             ---------------
                                                  10,938,903
                                             ---------------
               IT SERVICES -- 3.8%
       34,015  Accenture PLC, Class A              3,837,232
       41,954  Automatic Data Processing,
                 Inc.                              3,731,808
       17,437  Fidelity National
                 Information Services, Inc.        1,386,765
       47,251  Fiserv, Inc. (a)                    5,214,620
       39,555  Gartner, Inc. (a)                   3,965,389
       71,987  Global Payments, Inc.               5,374,549
       25,382  International Business
                 Machines Corp.                    4,076,857
       29,436  Jack Henry & Associates, Inc.       2,627,163
       86,348  Paychex, Inc.                       5,118,709
       47,944  Sabre Corp.                         1,397,568
       96,742  Total System Services, Inc.         4,926,103
      113,473  Vantiv, Inc., Class A (a)           6,214,916
      200,922  Western Union (The) Co.             4,018,440
      541,443  Xerox Corp.                         5,576,863
                                             ---------------
                                                  57,466,982
                                             ---------------
               LEISURE PRODUCTS -- 0.3%
       61,182  Hasbro, Inc.                        4,969,814
                                             ---------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.6%
        3,529  Mettler-Toledo International,
                 Inc. (a)                          1,451,160
       39,335  Quintiles Transnational
                 Holdings, Inc. (a)                3,053,969
       17,389  Thermo Fisher Scientific,
                 Inc.                              2,762,069
        9,137  Waters Corp. (a)                    1,452,144
                                             ---------------
                                                   8,719,342
                                             ---------------
               MACHINERY -- 1.9%
       16,951  Caterpillar, Inc.                   1,402,865
       45,701  Cummins, Inc.                       5,610,712
       31,708  Deere & Co.                         2,464,029
       55,586  Dover Corp.                         3,970,508
       12,336  Illinois Tool Works, Inc.           1,423,574
       40,341  Ingersoll-Rand PLC                  2,672,995
       49,533  PACCAR, Inc.                        2,920,961
       35,658  Parker-Hannifin Corp.               4,071,787
       23,099  Stanley Black & Decker, Inc.        2,811,148
       28,766  Xylem, Inc.                         1,375,302
                                             ---------------
                                                  28,723,881
                                             ---------------
               MEDIA -- 2.3%
       23,592  CBS Corp., Class B                  1,231,974
       11,234  Charter Communications, Inc.,
                 Class A (a)                       2,638,529
       59,116  Comcast Corp., Class A              3,975,551
      254,562  Discovery Communications,
                 Inc., Class A (a)                 6,386,961


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEDIA (CONTINUED)
      166,823  Interpublic Group of Cos.
                 (The), Inc.                 $     3,846,938
      325,197  Sirius XM Holdings, Inc. (a)        1,427,615
       69,868  Time Warner, Inc.                   5,355,382
       94,976  Twenty-First Century Fox,
                 Inc., Class A                     2,530,161
      154,883  Viacom, Inc., Class B               7,042,530
                                             ---------------
                                                  34,435,641
                                             ---------------
               METALS & MINING -- 0.4%
      277,139  Alcoa, Inc.                         2,943,216
       32,839  Newmont Mining Corp.                1,444,916
       26,002  Nucor Corp.                         1,394,747
                                             ---------------
                                                   5,782,879
                                             ---------------
               MULTILINE RETAIL -- 1.7%
       27,324  Dollar General Corp.                2,588,676
      169,375  Kohl's Corp.                        7,044,306
      191,093  Macy's, Inc.                        6,846,862
       67,522  Nordstrom, Inc. (b)                 2,986,498
       91,996  Target Corp.                        6,930,059
                                             ---------------
                                                  26,396,401
                                             ---------------
               MULTI-UTILITIES -- 2.5%
      119,869  Ameren Corp.                        6,285,930
       28,005  CMS Energy Corp.                    1,265,266
       47,901  Consolidated Edison, Inc.           3,835,912
       16,478  Dominion Resources, Inc.            1,285,614
       38,871  DTE Energy Co.                      3,790,700
       96,873  NiSource, Inc.                      2,485,761
      137,793  Public Service Enterprise
                 Group, Inc.                       6,339,856
       50,939  SCANA Corp.                         3,817,369
       22,534  Sempra Energy                       2,521,104
       98,362  WEC Energy Group, Inc.              6,384,677
                                             ---------------
                                                  38,012,189
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 4.0%
      247,223  Antero Resources Corp. (a)          6,474,770
       36,766  Chevron Corp.                       3,767,780
       21,523  Cimarex Energy Co.                  2,583,190
       88,382  ConocoPhillips                      3,607,753
       35,439  Devon Energy Corp.                  1,356,605
       41,110  Exxon Mobil Corp.                   3,656,735
      270,204  HollyFrontier Corp.                 6,868,586
       68,617  Kinder Morgan, Inc.                 1,394,984
      256,739  Marathon Oil Corp.                  3,501,920
      169,191  Marathon Petroleum Corp.            6,664,434
       80,955  Phillips 66                         6,157,437
        8,500  Pioneer Natural Resources Co.       1,381,845
       85,722  Tesoro Corp.                        6,527,730
      125,940  Valero Energy Corp.                 6,584,143
                                             ---------------
                                                  60,527,912
                                             ---------------
               PHARMACEUTICALS -- 0.7%
       34,937  Bristol-Myers Squibb Co.            2,613,637
       16,318  Eli Lilly and Co.                   1,352,599


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
        9,093  Jazz Pharmaceuticals PLC (a)  $     1,372,770
       31,778  Johnson & Johnson                   3,979,559
       22,292  Merck & Co., Inc.                   1,307,649
                                             ---------------
                                                  10,626,214
                                             ---------------
               PROFESSIONAL SERVICES
                 -- 0.4%
       40,023  Equifax, Inc.                       5,301,447
       15,837  Verisk Analytics, Inc. (a)          1,350,579
                                             ---------------
                                                   6,652,026
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 5.9%
       45,234  American Tower Corp.                5,236,740
        9,742  Boston Properties, Inc.             1,384,631
       48,541  Brixmor Property Group, Inc.        1,378,564
       29,060  Camden Property Trust               2,603,485
       37,997  Crown Castle International
                 Corp.                             3,686,849
       58,926  Digital Realty Trust, Inc.          6,155,410
      144,552  Duke Realty Corp.                   4,161,652
       13,246  Equinix, Inc.                       4,939,036
       27,767  Extra Space Storage, Inc.           2,388,517
       15,522  Federal Realty Investment
                 Trust                             2,634,083
       36,300  HCP, Inc.                           1,424,049
      396,227  Host Hotels & Resorts, Inc.         7,029,067
      163,743  Kimco Realty Corp.                  5,256,150
       30,085  Macerich (The) Co.                  2,684,785
       36,226  Mid-America Apartment
                 Communities, Inc.                 3,840,681
      130,971  Prologis, Inc.                      7,136,610
        5,023  Public Storage                      1,200,095
       74,087  Realty Income Corp.                 5,294,998
       61,360  Regency Centers Corp.               5,211,305
       17,761  Simon Property Group, Inc.          4,032,458
       12,062  SL Green Realty Corp.               1,421,145
      380,047  VEREIT, Inc.                        4,203,320
       67,459  Welltower, Inc.                     5,351,523
                                             ---------------
                                                  88,655,153
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.1%
       48,503  CBRE Group, Inc., Class A (a)       1,379,910
                                             ---------------
               ROAD & RAIL -- 1.8%
        6,853  AMERCO                              2,710,430
      246,267  CSX Corp.                           6,976,744
       47,620  J.B. Hunt Transport Services,
                 Inc.                              3,958,651
       42,770  Kansas City Southern                4,110,625
       60,358  Norfolk Southern Corp.              5,418,941
       44,166  Union Pacific Corp.                 4,109,646
                                             ---------------
                                                  27,285,037
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.3%
      267,958  Applied Materials, Inc.             7,044,616
      132,490  First Solar, Inc. (a)               6,184,633
      195,817  Intel Corp.                         6,826,181


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 (CONTINUED)
       15,277  Lam Research Corp.            $     1,371,416
       27,608  Linear Technology Corp.             1,656,204
       35,993  Maxim Integrated Products,
                 Inc.                              1,467,795
       25,314  Microchip Technology, Inc.          1,408,471
      466,774  Micron Technology, Inc. (a)         6,413,475
      136,624  NVIDIA Corp.                        7,801,230
       95,923  QUALCOMM, Inc.                      6,002,861
       61,509  Texas Instruments, Inc.             4,290,253
                                             ---------------
                                                  50,467,135
                                             ---------------
               SOFTWARE -- 2.3%
       97,249  Activision Blizzard, Inc.           3,905,520
       26,816  Adobe Systems, Inc. (a)             2,624,214
      156,507  CA, Inc.                            5,422,967
       69,452  CDK Global, Inc.                    4,013,631
       32,077  Citrix Systems, Inc. (a)            2,859,023
       50,871  Electronic Arts, Inc. (a)           3,882,475
       34,525  Intuit, Inc.                        3,831,930
       62,765  Oracle Corp.                        2,575,875
       48,522  salesforce.com, Inc. (a)            3,969,100
       23,754  Synopsys, Inc. (a)                  1,286,517
                                             ---------------
                                                  34,371,252
                                             ---------------
               SPECIALTY RETAIL -- 4.6%
       15,891  Advance Auto Parts, Inc.            2,699,245
        4,847  AutoZone, Inc. (a)                  3,945,313
      148,615  Bed Bath & Beyond, Inc.             6,680,244
      209,894  Best Buy Co., Inc.                  7,052,438
       52,393  CarMax, Inc. (a)                    3,052,416
      302,685  Gap (The), Inc.                     7,806,246
       20,126  Home Depot (The), Inc.              2,782,218
       64,902  Lowe's Cos., Inc.                   5,340,137
       14,217  O'Reilly Automotive, Inc. (a)       4,131,887
       67,976  Ross Stores, Inc.                   4,202,956
       84,734  Tiffany & Co.                       5,467,038
       66,526  TJX (The) Cos., Inc.                5,436,505
       42,261  Tractor Supply Co.                  3,873,221
       26,363  Ulta Salon, Cosmetics &
                 Fragrance, Inc. (a)               6,886,279
                                             ---------------
                                                  69,356,143
                                             ---------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.1%
      351,543  Hewlett Packard Enterprise
                 Co.                               7,389,434
      102,363  HP, Inc.                            1,434,105
       52,245  NetApp, Inc.                        1,376,656
       52,735  Seagate Technology PLC              1,689,102
      108,729  Western Digital Corp.               5,165,715
                                             ---------------
                                                  17,055,012
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.7%
       63,065  Coach, Inc.                         2,718,732
       57,339  Ralph Lauren Corp.                  5,624,382
       41,783  VF Corp.                            2,608,513
                                             ---------------
                                                  10,951,627
                                             ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TOBACCO -- 0.7%
       74,512  Altria Group, Inc.            $     5,044,462
       12,623  Philip Morris International,
                 Inc.                              1,265,582
       71,463  Reynolds American, Inc.             3,577,438
                                             ---------------
                                                   9,887,482
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 0.2%
       28,940  Fastenal Co.                        1,237,185
       11,299  W.W. Grainger, Inc.                 2,472,786
                                             ---------------
                                                   3,709,971
                                             ---------------
               WATER UTILITIES -- 0.4%
       76,007  American Water Works Co.,
                 Inc.                              6,276,658
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.9%
    1,134,266  Sprint Corp. (a) (b)                6,964,393
      148,439  T-Mobile US, Inc. (a)               6,878,663
                                             ---------------
                                                  13,843,056
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 99.9%                      1,505,466,659
               (Cost $1,394,463,583)         ---------------

               MONEY MARKET FUNDS -- 0.2%
    3,444,694  Goldman Sachs Financial
                 Square Treasury
                 Obligations Fund -
                 Institutional Class -
                 0.23% (c) (d)                     3,444,694
               (Cost $3,444,694)             ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$   1,364,037  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $1,364,067. Collateralized
                 by U.S. Treasury Note,
                 interest rate of 0.875%,
                 due 04/15/17. The value of
                 the collateral including
                 accrued interest is
                 $1,394,918. (d)                   1,364,037

    2,825,735  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $2,825,805. Collateralized
                 by U.S. Treasury Notes,
                 interest rates of 1.250%
                 to 1.500%, due 01/31/19 to
                 05/31/20. The value of the
                 collateral including
                 accrued interest is
                 $2,891,274. (d)                   2,825,735
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.3%                4,189,772
               (Cost $4,189,772)             ---------------


               DESCRIPTION                             VALUE
------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.4%   $ 1,513,101,125
               (Cost $1,402,098,049) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.4)%            (6,760,120)
                                             ---------------
               NET ASSETS -- 100.0%          $ 1,506,341,005
                                             ===============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,611,347 and the total value of the collateral held by the Fund is $7,634,466.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,405,672,958. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $143,960,662 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,532,495.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                    ----------------------------------------
Common Stocks*      $1,505,466,659    $       --   $      --
Money Market Funds       3,444,694            --          --
Repurchase
   Agreements                   --     4,189,772          --
                    ----------------------------------------
Total Investments   $1,508,911,353    $4,189,772   $      --
                    ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


Page 36                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $     7,611,347
Non-cash Collateral(2)                            (7,611,347)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $     4,189,772
Non-cash Collateral(4)                            (4,189,772)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.6%
        9,789  B/E Aerospace, Inc.           $       468,257
       10,730  Curtiss-Wright Corp.                  954,863
       21,858  Esterline Technologies
                 Corp. (a)                         1,329,622
       33,828  HEICO Corp.                         2,351,384
        5,380  Huntington Ingalls
                 Industries, Inc.                    928,480
       52,557  Spirit AeroSystems Holdings,
                 Inc., Class A (a)                 2,279,923
       18,254  Teledyne Technologies,
                 Inc. (a)                          1,916,670
                                             ---------------
                                                  10,229,199
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.1%
       17,214  XPO Logistics, Inc. (a)               509,879
                                             ---------------
               AIRLINES -- 0.3%
       50,367  Spirit Airlines, Inc. (a)           2,153,189
                                             ---------------
               AUTO COMPONENTS -- 1.1%
       75,789  Cooper Tire & Rubber Co.            2,500,279
       29,256  Gentex Corp.                          516,953
       29,092  Tenneco, Inc. (a)                   1,644,280
       34,342  Visteon Corp.                       2,407,031
                                             ---------------
                                                   7,068,543
                                             ---------------
               AUTOMOBILES -- 0.3%
       27,926  Thor Industries, Inc.               2,137,456
                                             ---------------
               BANKS -- 4.7%
      105,423  Associated Banc-Corp.               1,960,868
       39,840  BancorpSouth, Inc.                    948,989
        6,570  Bank of Hawaii Corp.                  452,804
       14,418  BOK Financial Corp.                   940,486
       70,824  CIT Group, Inc.                     2,447,677
       32,968  Comerica, Inc.                      1,491,472
       28,309  Commerce Bancshares, Inc.           1,338,733
       14,184  Cullen/Frost Bankers, Inc.            962,952
       39,674  East West Bancorp, Inc.             1,357,644
        6,984  First Citizens BancShares,
                 Inc., Class A                     1,814,304
       66,962  Fulton Financial Corp.                914,031
       22,841  Home BancShares, Inc.                 476,692
       15,135  IBERIABANK Corp.                      945,484
       49,834  MB Financial, Inc.                  1,913,127
       61,665  People's United Financial,
                 Inc.                                934,841
       77,133  Popular, Inc.                       2,598,611
       35,457  Prosperity Bancshares, Inc.         1,811,498
        9,500  SVB Financial Group (a)               953,990
       15,592  Synovus Financial Corp.               474,621
      142,926  TCF Financial Corp.                 1,942,364
        8,495  UMB Financial Corp.                   470,708
       49,561  Valley National Bancorp               449,518
       17,727  Wintrust Financial Corp.              935,986
       53,959  Zions Bancorporation                1,504,377
                                             ---------------
                                                  30,041,777
                                             ---------------
               BIOTECHNOLOGY -- 0.4%
        9,040  Kite Pharma, Inc. (a)                 511,935
       15,158  Ligand Pharmaceuticals,
                 Inc. (a)                          2,044,511
                                             ---------------
                                                   2,556,446
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BUILDING PRODUCTS -- 1.7%
       25,649  A.O. Smith Corp.              $     2,382,536
       13,019  Allegion PLC                          942,445
       11,545  Armstrong World Industries,
                 Inc. (a)                            490,316
       15,849  Lennox International, Inc.          2,485,123
       43,867  Owens Corning                       2,321,003
       83,830  USG Corp. (a)                       2,360,653
                                             ---------------
                                                  10,982,076
                                             ---------------
               CAPITAL MARKETS -- 1.9%
      103,788  BGC Partners, Inc., Class A           920,600
       25,581  Eaton Vance Corp.                     967,218
       31,412  Federated Investors, Inc.,
                 Class B                             991,677
       12,767  Interactive Brokers Group,
                 Inc., Class A                       444,802
       97,413  Janus Capital Group, Inc.           1,470,936
       15,328  Legg Mason, Inc.                      523,298
       80,249  LPL Financial Holdings,
                 Inc. (b)                          2,162,711
       27,506  Raymond James Financial, Inc.       1,510,079
       28,745  Stifel Financial Corp. (a)          1,016,136
      131,244  Waddell & Reed Financial,
                 Inc., Class A                     2,396,515
                                             ---------------
                                                  12,403,972
                                             ---------------
               CHEMICALS -- 1.8%
       17,097  Albemarle Corp.                     1,439,055
        3,938  Ashland, Inc.                         445,939
       39,041  FMC Corp.                           1,856,009
      100,818  Huntsman Corp.                      1,558,646
        1,090  NewMarket Corp.                       466,455
       18,197  Olin Corp.                            380,317
       25,652  PolyOne Corp.                         899,616
        9,049  RPM International, Inc.               490,999
       19,395  Scotts Miracle-Gro (The) Co.,
                 Class A                           1,430,381
        6,362  Sensient Technologies Corp.           469,706
       52,657  Westlake Chemical Corp.             2,408,531
                                             ---------------
                                                  11,845,654
                                             ---------------
               COMMERCIAL SERVICES &
                 SUPPLIES -- 1.8%
       17,348  Clean Harbors, Inc. (a)               892,034
       46,113  Copart, Inc. (a)                    2,325,940
       27,242  Deluxe Corp.                        1,841,287
       54,617  Healthcare Services Group,
                 Inc.                              2,119,686
       54,145  KAR Auction Services, Inc.          2,315,781
       53,428  R.R. Donnelley & Sons Co.             957,430
       30,886  Rollins, Inc.                         870,367
                                             ---------------
                                                  11,322,525
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.9%
      246,188  Brocade Communications
                 Systems, Inc.                     2,289,548
       20,314  NetScout Systems, Inc. (a)            568,386
       46,768  Ubiquiti Networks,
                 Inc. (a) (b)                      2,091,465
       12,661  ViaSat, Inc. (a)                      934,762
                                             ---------------
                                                   5,884,161
                                             ---------------


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                 -- 2.1%
       42,682  AECOM (a)                     $     1,514,784
       25,178  Dycom Industries, Inc. (a)          2,367,991
       36,702  EMCOR Group, Inc.                   2,044,301
       27,517  Fluor Corp.                         1,472,710
       18,148  Jacobs Engineering Group,
                 Inc. (a)                            971,281
      170,697  KBR, Inc.                           2,393,172
       97,752  Quanta Services, Inc. (a)           2,502,451
                                             ---------------
                                                  13,266,690
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 0.2%
       11,718  Eagle Materials, Inc.                 983,726
                                             ---------------
               CONSUMER FINANCE -- 1.0%
      151,298  Navient Corp.                       2,148,432
      218,782  Santander Consumer USA
                 Holdings, Inc. (a)                2,404,414
      292,558  SLM Corp. (a)                       2,103,492
                                             ---------------
                                                   6,656,338
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 1.9%
       11,425  AptarGroup, Inc.                      893,206
       24,187  Avery Dennison Corp.                1,883,925
       17,557  Bemis Co., Inc.                       896,109
       58,171  Berry Plastics Group,
                 Inc. (a)                          2,385,011
      108,134  Graphic Packaging Holding Co.       1,474,948
       25,097  Owens-Illinois, Inc. (a)              471,573
       27,015  Packaging Corp. of America          2,017,750
       17,567  Silgan Holdings, Inc.                 870,972
       27,306  Sonoco Products Co.                 1,390,695
                                             ---------------
                                                  12,284,189
                                             ---------------
               DISTRIBUTORS -- 0.4%
       24,037  Pool Corp.                          2,458,504
                                             ---------------
               DIVERSIFIED CONSUMER
                 SERVICES -- 0.5%
       13,634  Bright Horizons Family
                 Solutions, Inc. (a)                 914,432
       28,920  Houghton Mifflin Harcourt
                 Co. (a)                             490,194
       33,432  Service Corp. International           926,735
       22,713  ServiceMaster Global
                 Holdings, Inc. (a)                  859,233
                                             ---------------
                                                   3,190,594
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 0.5%
        6,785  CBOE Holdings, Inc.                   466,808
        2,799  FactSet Research Systems,
                 Inc.                                481,316
       15,545  MarketAxess Holdings, Inc.          2,513,005
                                             ---------------
                                                   3,461,129
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.6%
      365,993  Frontier Communications Corp.       1,903,163
       64,732  Zayo Group Holdings, Inc. (a)       1,831,916
                                             ---------------
                                                   3,735,079
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRIC UTILITIES -- 1.4%
       27,976  ALLETE, Inc.                  $     1,786,268
       59,475  Great Plains Energy, Inc.           1,771,165
       22,225  IDACORP, Inc.                       1,796,891
       41,406  OGE Energy Corp.                    1,332,031
       25,510  PNM Resources, Inc.                   876,524
       40,979  Portland General Electric Co.       1,789,553
                                             ---------------
                                                   9,352,432
                                             ---------------
               ELECTRICAL EQUIPMENT -- 0.8%
       22,800  EnerSys                             1,421,580
        8,571  Hubbell, Inc.                         924,211
       41,053  Regal Beloit Corp.                  2,504,643
                                             ---------------
                                                   4,850,434
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 2.8%
       36,512  Arrow Electronics, Inc. (a)         2,427,683
       55,790  Avnet, Inc.                         2,292,969
       10,488  Cognex Corp.                          473,743
       29,209  FLIR Systems, Inc.                    951,629
      122,359  Jabil Circuit, Inc.                 2,490,006
       77,689  Keysight Technologies, Inc. (a)     2,271,626
        7,648  Littelfuse, Inc.                      956,153
       14,302  SYNNEX Corp.                        1,437,780
       31,455  Tech Data Corp. (a)                 2,451,288
       18,555  Trimble Navigation Ltd. (a)           490,594
       26,666  Universal Display Corp. (a)         1,889,020
                                             ---------------
                                                  18,132,491
                                             ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 1.6%
        3,649  Core Laboratories N.V.                426,240
       74,313  Diamond Offshore Drilling,
                 Inc.                              1,688,391
       38,680  Dril-Quip, Inc. (a)                 2,105,352
       50,843  FMC Technologies, Inc. (a)          1,290,395
       61,877  Frank's International
                 N.V. (b)                            762,325
       20,200  Helmerich & Payne, Inc. (b)         1,251,794
       75,686  Oceaneering International,
                 Inc.                              2,110,126
       42,402  Patterson-UTI Energy, Inc.            822,175
                                             ---------------
                                                  10,456,798
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 0.5%
       17,184  Casey's General Stores, Inc.        2,294,752
        4,831  PriceSmart, Inc.                      376,238
       19,739  Sprouts Farmers Market,
                 Inc. (a)                            456,563
                                             ---------------
                                                   3,127,553
                                             ---------------
               FOOD PRODUCTS -- 2.1%
       46,887  B&G Foods, Inc.                     2,418,900
       10,199  Cal-Maine Foods, Inc.                 427,338
       72,319  Flowers Foods, Inc.                 1,329,946
       16,608  Fresh Del Monte Produce, Inc.         944,165
       18,170  Hain Celestial Group (The),
                 Inc. (a)                            959,194
        7,579  J&J Snack Foods Corp.                 921,682
       10,627  Lancaster Colony Corp.              1,381,085
       70,959  Pilgrim's Pride Corp.               1,649,797


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       19,529  Pinnacle Foods, Inc.          $       980,551
       27,331  Post Holdings, Inc. (a)             2,368,778
        4,403  TreeHouse Foods, Inc. (a)             454,346
                                             ---------------
                                                  13,835,782
                                             ---------------
               GAS UTILITIES -- 1.1%
       11,725  New Jersey Resources Corp.            436,639
       27,151  ONE Gas, Inc.                       1,763,729
       17,229  Southwest Gas Corp.                 1,335,247
       19,141  Spire, Inc.                         1,328,385
       29,968  UGI Corp.                           1,356,352
       12,769  WGL Holdings, Inc.                    903,918
                                             ---------------
                                                   7,124,270
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 2.9%
       20,680  ABIOMED, Inc. (a)                   2,439,620
       28,057  Align Technology, Inc. (a)          2,501,282
       19,730  Cantel Medical Corp.                1,320,924
        2,635  Cooper (The) Cos., Inc.               480,808
       11,396  DexCom, Inc. (a)                    1,051,053
       24,339  IDEXX Laboratories, Inc. (a)        2,282,755
       16,998  Integra LifeSciences
                 Holdings Corp. (a)                1,432,421
       24,107  Neogen Corp. (a)                    1,329,501
       30,274  NuVasive, Inc. (a)                  1,883,043
       10,198  Teleflex, Inc.                      1,838,801
       23,828  West Pharmaceutical Services,
                 Inc.                              1,912,912
                                             ---------------
                                                  18,473,120
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 2.2%
        8,158  Acadia Healthcare Co.,
                 Inc. (a)                            460,927
       23,318  AmSurg Corp. (a)                    1,749,083
       58,550  Brookdale Senior Living,
                 Inc. (a)                          1,081,419
        6,631  Chemed Corp.                          975,685
      187,553  Community Health Systems,
                 Inc. (a)                          2,395,052
       23,286  HealthSouth Corp.                   1,002,462
       34,574  LifePoint Health, Inc. (a)          2,046,089
        9,058  Molina Healthcare, Inc. (a)           514,585
       24,184  Owens & Minor, Inc.                   863,611
        9,440  Patterson Cos., Inc.                  465,959
       16,353  Tenet Healthcare Corp. (a)            500,565
       33,427  VCA, Inc. (a)                       2,384,682
                                             ---------------
                                                  14,440,119
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 0.5%
        3,274  athenahealth, Inc. (a)                418,384
        9,645  Medidata Solutions, Inc. (a)          512,632
       66,235  Veeva Systems, Inc.,
                 Class A (a)                       2,516,268
                                             ---------------
                                                   3,447,284
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS
                 & LEISURE -- 2.8%
       50,587  Bloomin' Brands, Inc.         $       909,554
       24,566  Boyd Gaming Corp. (a)                 481,739
       29,783  Brinker International, Inc.         1,403,971
        3,252  Buffalo Wild Wings, Inc. (a)          546,206
       28,167  Cheesecake Factory (The),
                 Inc.                              1,457,079
        3,578  Churchill Downs, Inc.                 469,183
        2,637  Cracker Barrel Old Country
                 Store, Inc. (b)                     415,090
       13,761  Domino's Pizza, Inc.                2,026,995
       26,304  Jack in the Box, Inc.               2,325,011
        8,531  Panera Bread Co., Class A (a)       1,871,019
       23,400  Six Flags Entertainment Corp.       1,319,526
       49,561  Texas Roadhouse, Inc.               2,340,271
       13,081  Vail Resorts, Inc.                  1,871,499
       46,987  Wendy's (The) Co.                     453,894
                                             ---------------
                                                  17,891,037
                                             ---------------
               HOUSEHOLD DURABLES -- 1.8%
       49,252  CalAtlantic Group, Inc.             1,783,415
       25,173  Harman International
                 Industries, Inc.                  2,080,297
        8,790  Helen of Troy Ltd. (a)                875,572
       26,532  Leggett & Platt, Inc.               1,394,787
       92,765  PulteGroup, Inc.                    1,964,762
       83,983  Toll Brothers, Inc. (a)             2,352,364
       16,063  Tupperware Brands Corp.             1,006,829
                                             ---------------
                                                  11,458,026
                                             ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       65,842  HRG Group, Inc. (a)                   980,387
       15,153  Spectrum Brands Holdings,
                 Inc.                              1,951,252
                                             ---------------
                                                   2,931,639
                                             ---------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.2%
       12,833  Carlisle Cos., Inc.                 1,325,521
                                             ---------------
               INSURANCE -- 5.2%
       12,864  Allied World Assurance Co.
                 Holdings AG                         527,295
       18,341  American Financial Group,
                 Inc.                              1,340,727
        7,990  American National Insurance
                 Co.                                 913,656
       48,729  Aspen Insurance Holdings Ltd.       2,239,585
       10,474  Assurant, Inc.                        869,447
       89,082  Assured Guaranty Ltd.               2,386,507
       41,090  Axis Capital Holdings Ltd.          2,283,782
       36,188  Brown & Brown, Inc.                 1,326,652
      129,438  CNO Financial Group, Inc.           2,248,338
       33,651  Endurance Specialty Holdings
                 Ltd.                              2,275,817
        2,789  Enstar Group Ltd. (a)                 464,620
       44,952  First American Financial
                 Corp.                             1,879,443
       21,368  Hanover Insurance Group
                 (The), Inc.                       1,759,441
        8,503  Mercury General Corp.                 470,811
       63,304  National General Holdings
                 Corp.                             1,305,962


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       93,727  Old Republic International
                 Corp.                       $     1,816,429
        7,896  Primerica, Inc.                       406,723
        8,442  ProAssurance Corp.                    436,114
       13,980  Reinsurance Group of America,
                 Inc.                              1,387,515
       15,395  RenaissanceRe Holdings Ltd.         1,809,220
       13,144  RLI Corp.                             896,026
       46,513  Validus Holdings Ltd.               2,299,138
       22,631  W. R. Berkley Corp.                 1,316,898
        1,072  White Mountains Insurance
                 Group Ltd.                          880,455
                                             ---------------
                                                  33,540,601
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.3%
       18,477  HSN, Inc.                             945,283
       23,180  Wayfair, Inc.,
                 Class A (a) (b)                   1,008,330
                                             ---------------
                                                   1,953,613
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.3%
       19,550  Cimpress N.V. (a)                   1,853,340
        6,200  CoStar Group, Inc. (a)              1,288,980
       28,985  GoDaddy, Inc., Class A (a)            867,231
        8,029  IAC/InterActiveCorp                   465,361
        7,154  j2 Global, Inc.                       478,174
       72,612  Pandora Media, Inc. (a) (b)           987,523
      108,342  Rackspace Hosting, Inc. (a)         2,538,453
                                             ---------------
                                                   8,479,062
                                             ---------------
               IT SERVICES -- 2.6%
       12,021  Black Knight Financial
                 Services, Inc.,
                 Class A (a)                         467,016
       13,496  Blackhawk Network Holdings,
                 Inc. (a)                            469,526
       30,500  Booz Allen Hamilton Holding
                 Corp.                               941,840
       34,662  Broadridge Financial
                 Solutions, Inc.                   2,345,924
       19,998  CACI International, Inc.,
                 Class A (a)                       1,906,409
       18,208  Computer Sciences Corp.               870,889
       18,080  Convergys Corp.                       481,832
       46,987  CoreLogic, Inc. (a)                 1,892,636
       15,529  DST Systems, Inc.                   1,915,191
        6,533  Euronet Worldwide, Inc. (a)           498,207
       50,521  Genpact Ltd. (a)                    1,352,447
       28,327  Leidos Holdings, Inc. (b)           1,416,633
       16,327  MAXIMUS, Inc.                         961,987
        7,747  Science Applications
                 International Corp.                 470,708
        5,098  WEX, Inc. (a)                         477,581
                                             ---------------
                                                  16,468,826
                                             ---------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LEISURE PRODUCTS -- 0.8%
       29,922  Brunswick Corp.               $     1,484,730
       22,115  Polaris Industries, Inc. (b)        2,183,856
       28,408  Vista Outdoor, Inc. (a)             1,421,820
                                             ---------------
                                                   5,090,406
                                             ---------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 1.1%
        6,321  Bio-Rad Laboratories, Inc.,
                 Class A (a)                         917,114
       16,033  Bio-Techne Corp.                    1,802,430
       16,447  Charles River Laboratories
                 International, Inc. (a)           1,446,185
       11,856  INC Research Holdings, Inc.,
                 Class A (a)                         527,710
        7,187  PAREXEL International
                 Corp. (a)                           480,451
        8,622  PerkinElmer, Inc.                     490,764
       21,648  PRA Health Sciences, Inc. (a)       1,004,034
       15,640  VWR Corp. (a)                         489,845
                                             ---------------
                                                   7,158,533
                                             ---------------
               MACHINERY -- 4.0%
       47,954  AGCO Corp.                          2,309,465
       16,012  Allison Transmission
                 Holdings, Inc.                      461,466
       22,291  CLARCOR, Inc.                       1,387,838
       51,247  Colfax Corp. (a)                    1,504,612
       31,877  Crane Co.                           1,985,937
       13,155  Donaldson Co., Inc.                   475,290
       20,013  Flowserve Corp.                       957,622
        5,721  Graco, Inc.                           423,411
        5,507  IDEX Corp.                            494,473
       70,670  ITT, Inc.                           2,240,946
       11,765  Middleby (The) Corp. (a)            1,416,271
        5,405  Nordson Corp.                         477,207
       37,895  Oshkosh Corp.                       2,087,636
       58,970  Timken (The) Co.                    1,972,546
       20,499  Toro (The) Co.                      1,884,883
      121,703  Trinity Industries, Inc.            2,824,727
        4,935  WABCO Holdings, Inc. (a)              494,832
       19,308  Wabtec Corp.                        1,322,598
       15,683  Woodward, Inc.                        918,083
                                             ---------------
                                                  25,639,843
                                             ---------------
               MARINE -- 0.3%
       36,223  Kirby Corp. (a)                     1,973,791
                                             ---------------
               MEDIA -- 1.7%
        1,767  Cable One, Inc.                       925,696
       37,191  Cinemark Holdings, Inc.             1,398,381
       25,989  John Wiley & Sons, Inc.,
                 Class A                           1,499,565
       15,067  Liberty Broadband Corp.,
                 Class C (a)                         953,892
       37,355  New York Times (The) Co.,
                 Class A                             484,868
       82,032  Regal Entertainment Group,
                 Class A (b)                       1,929,392


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       14,516  Scripps Networks Interactive,
                 Inc., Class A               $       958,927
       30,274  Sinclair Broadcast Group,
                 Inc., Class A                       842,223
       78,033  TEGNA, Inc.                         1,708,923
                                             ---------------
                                                  10,701,867
                                             ---------------
               METALS & MINING -- 0.8%
       24,370  Compass Minerals
                 International, Inc.               1,695,908
       23,510  Reliance Steel & Aluminum Co.       1,844,125
       42,742  Worthington Industries, Inc.        1,893,898
                                             ---------------
                                                   5,433,931
                                             ---------------
               MULTILINE RETAIL -- 0.4%
       37,294  Dillard's, Inc., Class A            2,524,058
                                             ---------------
               MULTI-UTILITIES -- 0.7%
       40,356  Avista Corp.                        1,755,486
       21,500  NorthWestern Corp.                  1,305,910
       25,746  Vectren Corp.                       1,331,841
                                             ---------------
                                                   4,393,237
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.9%
      145,808  CVR Energy, Inc. (b)                2,157,958
        9,913  Diamondback Energy, Inc. (a)          870,262
       30,693  Newfield Exploration Co. (a)        1,329,007
       66,815  Parsley Energy, Inc.,
                  Class A (a)                      1,904,896
       57,024  PBF Energy, Inc., Class A           1,273,916
       38,864  RSP Permian, Inc. (a)               1,397,161
      109,550  Western Refining, Inc.              2,284,117
       28,553  World Fuel Services Corp.           1,359,123
                                             ---------------
                                                  12,576,440
                                             ---------------
               PERSONAL PRODUCTS -- 0.1%
        7,724  Herbalife Ltd. (a)                    525,309
                                             ---------------
               PHARMACEUTICALS -- 0.5%
       15,868  Akorn, Inc. (a)                       543,162
       58,983  Catalent, Inc. (a)                  1,506,426
       24,475  Prestige Brands Holdings,
                 Inc. (a)                          1,309,412
                                             ---------------
                                                   3,359,000
                                             ---------------
               PROFESSIONAL SERVICES -- 1.2%
       11,131  Dun & Bradstreet (The) Corp.        1,438,682
       35,126  ManpowerGroup, Inc.                 2,437,744
       24,465  On Assignment, Inc. (a)               903,982
       47,379  Robert Half International,
                  Inc.                             1,731,229
       40,550  TransUnion (a)                      1,326,796
                                             ---------------
                                                   7,838,433
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 14.3%
       12,725  Acadia Realty Trust                   479,223
       17,466  Alexandria Real Estate
                 Equities, Inc.                    1,961,432
       25,648  American Campus
                 Communities, Inc.                 1,386,787


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
      110,351  American Homes 4 Rent,
                 Class A                     $     2,394,617
       10,236  Apartment Investment &
                 Management Co., Class A             470,549
       72,088  Apple Hospitality REIT, Inc.        1,468,433
       32,671  Blackstone Mortgage Trust,
                 Inc., Class A                       947,786
       26,904  Brandywine Realty Trust               453,870
       68,982  Care Capital Properties, Inc.       2,040,488
      115,160  Chimera Investment Corp.            1,932,385
       44,577  Colony Starwood Homes               1,460,343
       46,920  Communications Sales &
                 Leasing, Inc.                     1,458,274
       20,387  CoreSite Realty Corp.               1,682,539
       45,857  Corporate Office Properties
                 Trust                             1,373,876
       51,629  Corrections Corp. of America        1,654,709
       14,638  CubeSmart                             434,895
       24,363  CyrusOne, Inc.                      1,335,580
       37,635  DCT Industrial Trust, Inc.          1,890,030
       24,917  DDR Corp.                             491,862
       63,627  Douglas Emmett, Inc.                2,420,371
       38,032  DuPont Fabros Technology,
                  Inc.                             1,819,071
       19,591  Education Realty Trust, Inc.          943,111
       23,803  Empire State Realty Trust,
                 Inc., Class A                       499,625
       22,410  EPR Properties                      1,882,888
       62,066  Equity Commonwealth (a)             1,863,221
       22,587  Equity LifeStyle Properties,
                 Inc.                              1,857,555
       28,091  Equity One, Inc.                      934,588
       81,237  First Industrial Realty Trust,
                 Inc.                              2,394,054
      101,300  Forest City Realty Trust,
                 Inc., Class A                     2,395,745
       13,110  Gaming and Leisure
                 Properties, Inc.                    469,731
       39,674  GEO Group (The), Inc.               1,373,117
       49,024  Gramercy Property Trust               489,750
       38,754  Healthcare Realty Trust, Inc.       1,401,345
       41,930  Healthcare Trust of America,
                 Inc., Class A                     1,427,716
       25,681  Highwoods Properties, Inc.          1,430,945
       62,777  Hospitality Properties Trust        2,003,214
       30,980  Hudson Pacific Properties,
                 Inc.                              1,047,434
        6,819  Kilroy Realty Corp.                   499,219
       32,250  Kite Realty Group Trust               980,722
       13,635  Lamar Advertising Co.,
                 Class A                             925,271
       95,845  LaSalle Hotel Properties            2,640,530
       45,520  Liberty Property Trust              1,883,618
      148,587  Medical Properties Trust,
                 Inc.                              2,332,816
      310,867  MFA Financial, Inc.                 2,337,720
       30,097  National Health Investors,
                 Inc.                              2,364,721
       34,957  National Retail Properties,
                 Inc.                              1,858,314
      130,635  New Residential Investment
                 Corp.                             1,785,780
       13,315  Omega Healthcare Investors,
                 Inc.                                459,367


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
       20,984  Piedmont Office Realty Trust,
                 Inc., Class A               $       460,389
        7,403  Post Properties, Inc.                 470,757
       12,782  PS Business Parks, Inc.             1,417,396
       53,491  Retail Properties of America,
                 Inc., Class A                       943,046
      105,362  RLJ Lodging Trust                   2,501,294
        8,925  Ryman Hospitality Properties,
                 Inc.                                501,942
       43,399  Senior Housing Properties
                 Trust                               963,892
      141,581  Spirit Realty Capital, Inc.         1,935,412
       43,630  Starwood Property Trust, Inc.         951,134
       17,695  Sun Communities, Inc.               1,400,559
      187,241  Sunstone Hotel Investors,
                 Inc.                              2,490,305
       33,747  Tanger Factory Outlet
                 Centers, Inc.                     1,408,600
      211,217  Two Harbors Investment Corp.        1,848,149
       75,686  Urban Edge Properties               2,263,768
       19,533  W.P. Carey, Inc.                    1,419,072
       22,147  Weingarten Realty Investors           956,529
                                             ---------------
                                                  91,971,481
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.6%
        3,953  Howard Hughes (The) Corp. (a)         472,225
       23,191  Jones Lang LaSalle, Inc.            2,538,719
       31,152  Realogy Holdings Corp. (a)            965,401
                                             ---------------
                                                   3,976,345
                                             ---------------
               ROAD & RAIL -- 2.7%
       42,072  Avis Budget Group, Inc. (a)         1,545,305
       38,337  Genesee & Wyoming, Inc.,
                 Class A (a)                       2,482,321
      122,494  Hertz Global Holdings,
                 Inc. (a)                          5,963,008
       68,022  Knight Transportation, Inc.         2,029,096
       13,166  Landstar System, Inc.                 928,071
       29,979  Old Dominion Freight Line,
                 Inc. (a)                          2,088,337
       36,963  Ryder System, Inc.                  2,435,862
                                             ---------------
                                                  17,472,000
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 1.5%
       58,263  Cirrus Logic, Inc. (a)              2,830,999
       94,860  Marvell Technology Group Ltd.       1,114,605
       19,847  Monolithic Power Systems,
                 Inc.                              1,443,274
      204,989  ON Semiconductor Corp. (a)          2,056,040
       24,540  Qorvo, Inc. (a)                     1,551,664
       22,956  Teradyne, Inc.                        453,381
                                             ---------------
                                                   9,449,963
                                             ---------------
               SOFTWARE -- 3.2%
       22,465  Aspen Technology, Inc. (a)            941,059
       19,971  Blackbaud, Inc.                     1,335,061


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOFTWARE (CONTINUED)
       55,803  Cadence Design Systems,
                 Inc. (a)                    $     1,342,062
       24,659  Ellie Mae, Inc. (a)                 2,271,340
       11,998  Fair Isaac Corp.                    1,519,427
       14,310  Fortinet, Inc. (a)                    496,414
       14,638  Guidewire Software, Inc. (a)          899,798
       14,097  Manhattan Associates,
                 Inc. (a)                            818,331
       42,521  Mentor Graphics Corp.                 908,248
        6,207  NetSuite, Inc. (a)                    675,632
       14,330  Proofpoint, Inc. (a)                1,087,217
        8,342  Splunk, Inc. (a)                      521,709
       47,678  Take-Two Interactive
                 Software, Inc. (a)                1,915,702
        8,133  Tyler Technologies, Inc. (a)        1,325,842
        8,597  Ultimate Software Group
                 (The), Inc. (a)                   1,797,633
        7,898  VMware, Inc., Class A (a) (b)         576,396
       68,538  Zendesk, Inc. (a)                   2,072,589
                                             ---------------
                                                  20,504,460
                                             ---------------
               SPECIALTY RETAIL -- 4.6%
      141,870  American Eagle Outfitters,
                 Inc.                              2,542,310
       38,486  AutoNation, Inc. (a)                2,053,228
       33,878  Burlington Stores, Inc. (a)         2,592,006
       27,087  Cabela's, Inc. (a)                  1,398,502
       31,477  CST Brands, Inc.                    1,407,651
       40,123  Dick's Sporting Goods, Inc.         2,057,909
       85,025  GameStop Corp., Class A             2,631,524
       55,826  GNC Holdings, Inc., Class A         1,139,409
       63,574  Michaels Cos., (The) Inc. (a)       1,675,811
       24,380  Murphy USA, Inc. (a)                1,868,483
       71,836  Penske Automotive Group, Inc.       2,846,142
       15,369  Sally Beauty Holdings,
                 Inc. (a)                            450,773
      262,183  Staples, Inc.                       2,435,680
       82,183  Urban Outfitters, Inc. (a)          2,457,272
       34,682  Williams-Sonoma, Inc.               1,875,602
                                             ---------------
                                                  29,432,302
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.2%
       12,736  Carter's, Inc.                      1,289,520
       15,710  Columbia Sportswear Co.               899,398
       29,660  G-III Apparel Group Ltd. (a)        1,187,290
       23,983  PVH Corp.                           2,423,722
       30,418  Skechers U.S.A., Inc.,
                 Class A (a)                         730,640
       39,674  Steven Madden Ltd. (a)              1,389,383
                                             ---------------
                                                   7,919,953
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 1.1%
      379,834  MGIC Investment Corp. (a)           2,731,006
      216,892  Radian Group, Inc.                  2,797,907
       55,894  Washington Federal, Inc.            1,397,350
                                             ---------------
                                                   6,926,263
                                             ---------------
               TOBACCO -- 0.1%
       20,162  Vector Group Ltd.                     445,379
                                             ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                 & DISTRIBUTORS -- 1.7%
       84,392  Air Lease Corp.               $     2,431,333
       49,704  Beacon Roofing Supply,
                 Inc. (a)                          2,337,082
       25,961  HD Supply Holdings, Inc. (a)          939,529
       19,218  MSC Industrial Direct Co.,
                 Inc., Class A                     1,380,429
       26,943  United Rentals, Inc. (a)            2,146,549
       12,852  Watsco, Inc.                        1,851,202
                                             ---------------
                                                  11,086,124
                                             ---------------
               TRANSPORTATION INFRASTRUCTURE
                 -- 0.1%
        6,104  Macquarie Infrastructure
                 Corp.                               467,872
                                             ---------------
               WATER UTILITIES -- 0.3%
       50,702  Aqua America, Inc.                  1,756,317
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.7%
       76,196  Telephone and Data Systems,
                 Inc.                              2,399,412
       57,551  United States Cellular
                 Corp. (a)                         2,327,938
                                             ---------------
                                                   4,727,350
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 100.0%                       643,810,391
               (Cost $596,005,927)           ---------------

               MONEY MARKET FUNDS -- 0.8%
    4,966,500  Goldman Sachs Financial
                 Square Treasury
                 Obligations Fund -
                 Institutional Class -
                 0.23% (c) (d)                     4,966,500
      490,288  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.21% (c)                   490,288
                                             ---------------
               TOTAL MONEY MARKET FUNDS
                 -- 0.8%                           5,456,788
               (Cost $5,456,788)             ---------------

 PRINCIPAL
   VALUE       DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$   1,966,646  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $1,966,688. Collateralized
                 by U.S. Treasury Note,
                 interest rate of 0.875%,
                 due 04/15/17. The value of
                 the collateral including
                 accrued interest is
                 $2,011,169. (d)                   1,966,646

 PRINCIPAL
   VALUE       DESCRIPTION                             VALUE
------------------------------------------------------------
$   4,074,096  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $4,074,198. Collateralized
                 by U.S. Treasury Notes,
                 interest rates of 1.250% to
                 1.500%, due 01/31/19 to
                 05/31/20. The value of the
                 collateral including
                 accrued interest is
                 $4,168,589. (d)             $     4,074,096
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.9%                6,040,742
               (Cost $6,040,742)             ---------------

               TOTAL INVESTMENTS -- 101.7%       655,307,921
               (Cost $607,503,457) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (1.7)%           (11,163,683)
                                             ---------------
               NET ASSETS -- 100.0%          $   644,144,238
                                             ===============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,930,169 and the total value of the collateral held by the Fund is $11,007,242.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $608,871,881. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,073,999 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,637,959.


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2016

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1        LEVEL 2      LEVEL 3
                     ---------------------------------------
Common Stocks*       $643,810,391    $        --   $      --
Money Market Funds      5,456,788             --          --
Repurchase
   Agreements                  --      6,040,742          --
                     ---------------------------------------
Total Investments    $649,267,179    $ 6,040,742   $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $    10,930,169
Non-cash Collateral(2)                           (10,930,169)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $     6,040,742
Non-cash Collateral(4)                            (6,040,742)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.9%
       56,574  AAR Corp.                     $     1,366,828
       72,232  Aerojet Rocketdyne Holdings,
                 Inc. (a)                          1,362,296
       19,727  Cubic Corp.                           805,651
       61,730  DigitalGlobe, Inc. (a)              1,664,241
       53,112  Mercury Systems, Inc. (a)           1,376,663
       19,590  Moog, Inc., Class A (a)             1,078,821
       31,843  TASER International, Inc. (a)         922,173
                                             ---------------
                                                   8,576,673
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.8%
       25,503  Atlas Air Worldwide Holdings,
                 Inc. (a)                          1,102,495
       11,778  Echo Global Logistics,
                 Inc. (a)                            291,623
       17,790  Forward Air Corp.                     823,321
       27,530  Hub Group, Inc., Class A (a)        1,127,078
                                             ---------------
                                                   3,344,517
                                             ---------------
               AIRLINES -- 0.5%
       20,870  Hawaiian Holdings, Inc. (a)           950,211
       49,903  SkyWest, Inc.                       1,435,709
                                             ---------------
                                                   2,385,920
                                             ---------------
               AUTO COMPONENTS -- 1.7%
       72,950  American Axle & Manufacturing
                 Holdings, Inc. (a)                1,270,060
       16,715  Cooper-Standard Holding,
                 Inc. (a)                          1,471,756
      100,032  Dana, Inc.                          1,364,436
       18,467  Dorman Products, Inc. (a)           1,176,348
       15,564  Drew Industries, Inc.               1,425,818
       19,915  Standard Motor Products, Inc.         835,235
                                             ---------------
                                                   7,543,653
                                             ---------------
               BANKS -- 7.0%
       32,612  1st Source Corp.                    1,096,089
       17,783  Ameris Bancorp                        589,684
       13,136  BancFirst Corp.                       861,327
       12,417  Banner Corp.                          518,286
       29,431  Berkshire Hills Bancorp, Inc.         776,095
       23,256  BNC Bancorp                           564,190
       67,255  Boston Private Financial
                 Holdings, Inc.                      815,131
       23,941  Brookline Bancorp, Inc.               272,688
        9,171  Capital Bank Financial Corp.,
                 Class A                             274,121
       21,245  Chemical Financial Corp.              879,118
       17,423  City Holding Co.                      813,654
       12,854  Community Bank System, Inc.           567,247
       21,017  Customers Bancorp, Inc. (a)           540,978
       10,979  Eagle Bancorp, Inc. (a)               565,967
       15,535  FCB Financial Holdings, Inc.,
                 Class A (a)                         543,259
       57,408  First Commonwealth Financial
                 Corp.                               553,987
       40,732  First Financial Bancorp               867,999
       16,107  First Financial Bankshares,
                 Inc.                                550,376


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
       10,594  First Merchants Corp.         $       277,563
       30,077  First Midwest Bancorp, Inc.           561,538
        9,936  Glacier Bancorp, Inc.                 274,035
       33,492  Great Western Bancorp, Inc.         1,110,930
       30,344  Hancock Holding Co.                   879,673
       22,484  Hanmi Financial Corp.                 551,308
       29,932  Heartland Financial USA, Inc.       1,099,103
       25,162  Hilltop Holdings, Inc. (a)            548,028
       17,700  Hope Bancorp, Inc. (a)                272,049
        5,779  Independent Bank Corp.                290,164
       40,489  International Bancshares
                 Corp.                             1,110,208
       11,235  Lakeland Financial Corp.              576,917
       39,254  LegacyTexas Financial Group,
                 Inc.                              1,119,524
       18,448  NBT Bancorp, Inc.                     550,119
       84,304  Old National Bancorp                1,109,441
        7,813  Opus Bank                             252,204
        2,878  Park National Corp.                   257,639
        8,168  Renasant Corp.                        263,173
       10,802  S&T Bancorp, Inc.                     275,343
       21,387  ServisFirst Bancshares, Inc.        1,082,824
       11,435  Simmons First National Corp.,
                 Class A                             525,438
        3,879  South State Corp.                     282,818
       12,978  State Bank Financial Corp.            283,959
       11,294  Texas Capital Bancshares,
                 Inc. (a)                            548,211
       12,187  Tompkins Financial Corp.              886,482
       24,396  TowneBank                             559,888
       42,509  Trustmark Corp.                     1,109,485
       21,374  Union Bankshares Corp.                573,678
       28,878  United Community Banks, Inc.          555,613
        6,963  Washington Trust Bancorp,
                 Inc.                                264,315
       25,515  WesBanco, Inc.                        788,924
        5,362  Westamerica
                 Bancorporation (b)                  252,228
       10,525  Yadkin Financial Corp.                265,125
                                             ---------------
                                                  31,008,143
                                             ---------------
               BEVERAGES -- 0.4%
        5,373  Coca-Cola Bottling Co.
                 Consolidated                        765,169
       21,022  National Beverage Corp. (a)         1,205,822
                                             ---------------
                                                   1,970,991
                                             ---------------
               BIOTECHNOLOGY -- 2.2%
       23,315  Acceleron Pharma, Inc. (a)            790,845
       11,040  AMAG Pharmaceuticals,
                 Inc. (a)                            292,891
      107,204  ARIAD Pharmaceuticals,
                 Inc. (a)                          1,019,510
      169,066  Exelixis, Inc. (a) (b)              1,552,026
       25,546  Five Prime Therapeutics,
                 Inc. (a)                          1,294,927
       10,197  Genomic Health, Inc. (a)              296,019
       80,789  Ironwood Pharmaceuticals,
                 Inc. (a)                          1,141,549
       92,014  Lexicon Pharmaceuticals,
                 Inc. (a) (b)                      1,501,668
       24,452  Momenta Pharmaceuticals,
                 Inc. (a)                            275,329


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        9,651  Repligen Corp. (a)            $       276,019
       20,659  Spark Therapeutics, Inc. (a)        1,196,982
                                             ---------------
                                                   9,637,765
                                             ---------------
               BUILDING PRODUCTS -- 2.1%
       28,798  AAON, Inc.                            762,571
        7,957  American Woodmark Corp. (a)           590,648
       17,091  Apogee Enterprises, Inc.              799,004
       93,897  Builders FirstSource,
                 Inc. (a)                          1,210,332
       62,653  Griffon Corp.                       1,073,873
       33,030  NCI Building Systems,
                 Inc. (a)                            535,747
       90,626  Ply Gem Holdings, Inc. (a)          1,392,015
       19,823  Simpson Manufacturing Co.,
                 Inc.                                808,778
       11,758  Trex Co., Inc. (a)                    570,263
       14,246  Universal Forest Products,
                 Inc.                              1,540,278
                                             ---------------
                                                   9,283,509
                                             ---------------
               CAPITAL MARKETS -- 1.0%
        9,541  Artisan Partners Asset
                 Management, Inc., Class A           266,766
        6,530  Cohen & Steers, Inc.                  281,443
       49,208  Greenhill & Co., Inc.                 975,795
       79,424  KCG Holdings, Inc.,
                 Class A (a)                       1,201,685
       20,471  New Mountain Finance Corp.            273,493
       14,671  Virtu Financial, Inc.,
                 Class A                             252,341
       11,129  Virtus Investment Partners,
                 Inc. (b)                            938,063
                                             ---------------
                                                   4,189,586
                                             ---------------
               CHEMICALS -- 2.3%
       32,442  A. Schulman, Inc.                     950,875
       80,330  Calgon Carbon Corp.                 1,108,554
       32,048  Chemours (The) Co.                    298,046
       10,010  Chemtura Corp. (a)                    281,181
       39,474  Ferro Corp. (a)                       511,583
       18,008  H.B. Fuller Co.                       838,453
       28,712  Innospec, Inc.                      1,443,352
       13,948  Minerals Technologies, Inc.           910,246
       59,479  Platform Specialty Products
                 Corp. (a)                           547,207
        5,922  Quaker Chemical Corp.                 566,499
       17,744  Stepan Co.                          1,141,117
       30,757  Trinseo S.A.                        1,531,391
                                             ---------------
                                                  10,128,504
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 2.9%
       14,478  ABM Industries, Inc.                  538,726
        8,642  Brady Corp., Class A                  277,754
        9,269  Brink's (The) Co.                     304,209
       32,106  Covanta Holding Corp.                 514,338
        8,642  Essendant, Inc.                       173,186
        6,897  G&K Services, Inc., Class A           553,208
       35,340  Herman Miller, Inc.                 1,158,092
       17,041  HNI Corp.                             888,347
       69,268  Interface, Inc.                     1,237,127


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMERCIAL SERVICES
                 & SUPPLIES (CONTINUED)
       43,505  Knoll, Inc.                   $     1,098,501
       18,985  Matthews International Corp.,
                 Class A                           1,141,188
       15,246  Mobile Mini, Inc.                     495,647
        5,028  MSA Safety, Inc.                      280,965
        8,331  Multi-Color Corp.                     538,016
       97,305  Steelcase, Inc., Class A            1,410,922
        8,588  Tetra Tech, Inc.                      282,803
        9,127  UniFirst Corp.                      1,066,764
       17,241  US Ecology, Inc.                      781,017
                                             ---------------
                                                  12,740,810
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.1%
       28,318  ADTRAN, Inc.                          515,388
       33,260  EchoStar Corp., Class A (a)         1,295,477
       45,245  Finisar Corp. (a)                     848,796
        4,742  InterDigital, Inc.                    280,015
       80,678  Ixia (a)                              927,797
       11,109  NETGEAR, Inc. (a)                     571,336
       12,003  Plantronics, Inc.                     579,025
                                             ---------------
                                                   5,017,834
                                             ---------------
               CONSTRUCTION & ENGINEERING
                 -- 0.6%
       40,541  Comfort Systems USA, Inc.           1,231,636
       11,595  Granite Construction, Inc.            577,199
       55,801  Primoris Services Corp.             1,007,208
                                             ---------------
                                                   2,816,043
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 0.6%
       29,442  Headwaters, Inc. (a)                  585,601
       25,816  Summit Materials, Inc.,
                 Class A (a)                         571,566
       21,679  US Concrete, Inc. (a)               1,398,296
                                             ---------------
                                                   2,555,463
                                             ---------------
               CONSUMER FINANCE -- 0.9%
       34,459  Green Dot Corp., Class A (a)          833,908
       37,997  Nelnet, Inc., Class A               1,535,459
       54,697  PRA Group, Inc. (a)                 1,523,858
                                             ---------------
                                                   3,893,225
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 0.1%
       14,170  Greif, Inc., Class A                  568,642
                                             ---------------
               DISTRIBUTORS -- 0.1%
        5,635  Core-Mark Holding Co., Inc.           275,890
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 0.9%
       74,014  DeVry Education Group, Inc.         1,648,292
       13,230  Grand Canyon Education,
                 Inc. (a)                            556,454
       66,814  LifeLock, Inc. (a)                  1,117,798
       42,422  Regis Corp. (a)                       570,152
       22,705  Weight Watchers
                 International, Inc. (a) (b)         270,870
                                             ---------------
                                                   4,163,566
                                             ---------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.2%
        6,786  ATN International, Inc.       $       498,907
      288,929  Cincinnati Bell, Inc. (a)           1,444,645
       48,474  Consolidated Communications
                 Holdings, Inc.                    1,354,848
       89,217  Iridium Communications,
                 Inc. (a) (b)                        801,169
      173,169  Vonage Holdings Corp. (a)           1,026,892
                                             ---------------
                                                   5,126,461
                                             ---------------
               ELECTRIC UTILITIES -- 0.5%
       16,761  El Paso Electric Co.                  799,165
       14,017  MGE Energy, Inc.                      787,055
       23,657  Otter Tail Corp.                      824,446
                                             ---------------
                                                   2,410,666
                                             ---------------
               ELECTRICAL EQUIPMENT -- 0.8%
       17,610  AZZ, Inc.                           1,093,229
       53,931  Babcock & Wilcox Enterprises,
                 Inc. (a)                            828,380
       35,420  Encore Wire Corp.                   1,329,312
        7,554  Generac Holdings, Inc. (a)            285,466
                                             ---------------
                                                   3,536,387
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 4.0%
       19,827  Anixter International,
                 Inc. (a)                          1,214,998
       77,786  AVX Corp.                           1,062,557
       14,465  Badger Meter, Inc.                  1,008,789
        8,748  Belden, Inc.                          640,441
       62,431  Benchmark Electronics,
                 Inc. (a)                          1,463,383
        5,755  Coherent, Inc. (a)                    610,318
       11,038  Dolby Laboratories, Inc.,
                 Class A                             555,322
       12,914  ePlus, Inc. (a)                     1,086,196
       35,573  Fabrinet (a)                        1,343,236
       28,155  II-VI, Inc. (a)                       565,915
       50,786  Insight Enterprises, Inc. (a)       1,350,908
        6,127  Itron, Inc. (a)                       261,562
       30,858  Methode Electronics, Inc.           1,080,956
       18,072  MTS Systems Corp.                     857,155
       24,452  Plexus Corp. (a)                    1,123,325
       12,967  Rogers Corp. (a)                      887,461
       49,250  Sanmina Corp. (a)                   1,247,995
       28,464  ScanSource, Inc. (a)                1,167,878
       21,315  Vishay Intertechnology, Inc.          284,129
                                             ---------------
                                                  17,812,524
                                             ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 0.6%
       92,578  Bristow Group, Inc.                 1,000,768
      160,373  McDermott International,
                 Inc. (a)                            830,732
       16,064  Oil States International,
                 Inc. (a)                            496,699
        9,113  SEACOR Holdings, Inc. (a)             515,067
                                             ---------------
                                                   2,843,266
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 1.0%
       35,471  Smart & Final Stores,
                 Inc. (a)                    $       489,145
       34,543  SpartanNash Co.                     1,088,104
      111,898  SUPERVALU, Inc. (a)                   546,062
       22,572  United Natural Foods,
                 Inc. (a)                          1,128,149
       20,895  Weis Markets, Inc.                  1,079,645
                                             ---------------
                                                   4,331,105
                                             ---------------
               FOOD PRODUCTS -- 1.3%
       19,708  Calavo Growers, Inc.                1,296,393
       70,895  Darling Ingredients, Inc. (a)       1,118,723
       58,394  Dean Foods Co.                      1,077,953
       15,239  Sanderson Farms, Inc.               1,334,784
       20,563  Tootsie Roll Industries, Inc.         763,504
                                             ---------------
                                                   5,591,357
                                             ---------------
               GAS UTILITIES -- 0.5%
       11,971  Chesapeake Utilities Corp.            766,982
       12,223  Northwest Natural Gas Co.             793,762
       25,054  South Jersey Industries, Inc.         798,721
                                             ---------------
                                                   2,359,465
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 2.3%
        3,323  Analogic Corp.                        279,198
        1,235  Atrion Corp.                          588,848
        5,534  CONMED Corp.                          224,902
       21,715  Cynosure, Inc., Class A (a)         1,193,456
       11,081  Globus Medical, Inc.,
                 Class A (a)                         254,309
        4,685  ICU Medical, Inc. (a)                 547,021
        8,732  Insulet Corp. (a)                     309,025
        8,538  Integer Holdings Corp. (a)            189,629
       25,144  Masimo Corp. (a)                    1,331,878
       39,953  Merit Medical Systems,
                 Inc. (a)                            936,498
       17,902  Nevro Corp. (a)                     1,480,495
       48,723  NxStage Medical, Inc. (a)           1,077,266
       18,684  Orthofix International
                 N.V. (a)                            885,622
       19,326  Zeltiq Aesthetics,
                 Inc. (a) (b)                        656,118
                                             ---------------
                                                   9,954,265
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 3.8%
       24,127  Aceto Corp.                           620,305
        5,111  Adeptus Health, Inc.,
                 Class A (a) (b)                     227,797
        7,371  Air Methods Corp. (a)                 245,381
       26,158  Amedisys, Inc. (a)                  1,400,761
       33,037  AMN Healthcare Services,
                 Inc. (a)                          1,397,465
       12,678  Civitas Solutions, Inc. (a)           271,690
       18,346  CorVel Corp. (a)                      829,239
       37,725  Diplomat Pharmacy, Inc. (a)         1,355,459
       25,139  Ensign Group (The), Inc.              540,488
       34,764  HealthEquity, Inc. (a)              1,026,233
      116,953  Kindred Healthcare, Inc.            1,433,844
       24,407  LHC Group, Inc. (a)                 1,104,661
       12,047  Magellan Health, Inc. (a)             824,858
       16,316  National HealthCare Corp.           1,054,014


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS
                 & SERVICES (CONTINUED)
       21,417  PharMerica Corp. (a)          $       568,836
       23,536  Providence Service (The)
                 Corp. (a)                         1,138,436
      121,472  Select Medical Holdings
                 Corp. (a)                         1,396,928
       27,699  Surgical Care Affiliates,
                 Inc. (a)                          1,440,625
                                             ---------------
                                                  16,877,020
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 0.7%
       29,874  HealthStream, Inc. (a)                723,847
       14,997  HMS Holdings Corp. (a)                298,140
       14,663  Inovalon Holdings, Inc.,
                 Class A (a) (b)                     273,025
        7,716  Omnicell, Inc. (a)                    298,455
       33,554  Press Ganey Holdings,
                 Inc. (a)                          1,339,476
                                             ---------------
                                                   2,932,943
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.9%
       53,351  Belmond Ltd., Class A (a)             613,003
        1,309  Biglari Holdings, Inc. (a)            543,379
       18,076  BJ's Restaurants, Inc. (a)            702,072
       13,918  Bob Evans Farms, Inc.                 511,904
       11,287  Dave & Buster's
                 Entertainment, Inc. (a)             502,271
       73,835  Denny's Corp. (a)                     823,999
       48,434  Fiesta Restaurant Group,
                 Inc. (a)                          1,082,016
       10,747  Hyatt Hotels Corp.,
                 Class A (a)                         542,079
       31,578  International Speedway Corp.,
                 Class A                           1,066,389
       16,610  Interval Leisure Group, Inc.          298,648
       46,330  La Quinta Holdings, Inc. (a)          573,102
       11,568  Marriott Vacations Worldwide
                 Corp.                               882,638
       15,535  Papa John's International,
                 Inc.                              1,148,813
       18,932  Penn National Gaming,
                 Inc. (a)                            284,359
        4,834  Popeyes Louisiana Kitchen,
                 Inc. (a)                            276,892
       27,840  Red Robin Gourmet Burgers,
                 Inc. (a)                          1,346,342
       36,858  SeaWorld Entertainment,
                 Inc. (b)                            567,613
       38,764  Wingstop, Inc.                      1,007,864
                                             ---------------
                                                  12,773,383
                                             ---------------
               HOUSEHOLD DURABLES -- 2.1%
       14,093  Cavco Industries, Inc. (a)          1,400,562
       23,977  Ethan Allen Interiors, Inc.           832,721
       22,585  iRobot Corp. (a)                      856,423
       69,451  KB Home (b)                         1,090,381
       28,476  La-Z-Boy, Inc.                        860,545
       32,549  M.D.C. Holdings, Inc.                 856,690
       35,172  Meritage Homes Corp. (a)            1,279,909
       29,180  TopBuild Corp. (a)                  1,101,837
       67,025  TRI Pointe Group, Inc. (a)            901,486


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        3,653  Universal Electronics,
                 Inc. (a)                    $       282,523
                                             ---------------
                                                   9,463,077
                                             ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       60,820  Central Garden & Pet Co.,
                 Class A (a)                       1,386,088
        6,745  WD-40 Co.                             775,540
                                             ---------------
                                                   2,161,628
                                             ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 1.0%
       76,590  Dynegy, Inc. (a)                    1,158,807
       84,696  NRG Yield, Inc., Class C            1,519,446
       24,138  Ormat Technologies, Inc.            1,101,658
       34,492  Pattern Energy Group, Inc.            840,570
                                             ---------------
                                                   4,620,481
                                             ---------------
               INSURANCE -- 4.0%
       74,129  American Equity Investment
                 Life Holding Co.                  1,180,875
       17,254  AMERISAFE, Inc.                     1,009,877
       25,443  Argo Group International
                 Holdings Ltd.                     1,320,237
       45,499  Employers Holdings, Inc.            1,297,631
       13,058  FBL Financial Group, Inc.,
                 Class A                             814,427
      102,359  Genworth Financial, Inc.,
                 Class A (a)                         292,747
       23,448  Horace Mann Educators Corp.           801,453
       13,095  Infinity Property & Casualty
                 Corp.                             1,074,314
       31,106  James River Group Holdings
                 Ltd.                              1,047,028
       25,572  Kemper Corp.                          876,352
      107,877  Maiden Holdings Ltd.                1,507,042
       77,329  MBIA, Inc. (a)                        652,657
        6,761  National Western Life Group,
                 Inc., Class A                     1,278,776
        8,616  Navigators Group (The), Inc.          807,061
        8,576  Safety Insurance Group, Inc.          546,291
       27,646  Selective Insurance Group,
                 Inc.                              1,082,617
        6,377  Stewart Information Services
                 Corp.                               272,999
       24,897  United Fire Group, Inc.             1,045,674
       28,426  Universal Insurance Holdings,
                 Inc.                                617,981
                                             ---------------
                                                  17,526,039
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.1%
       12,070  Liberty TripAdvisor Holdings,
                 Inc., Class A (a)                   285,697
        5,665  Shutterfly, Inc. (a)                  301,321
                                             ---------------
                                                     587,018
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 2.6%
       26,939  2U, Inc. (a)                          942,326
       70,610  Bankrate, Inc. (a)                    562,762


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                 (CONTINUED)
       20,784  Benefitfocus, Inc. (a) (b)    $       893,712
       27,753  Cornerstone OnDemand,
                 Inc. (a)                          1,198,652
       23,783  Envestnet, Inc. (a)                   907,797
       33,999  GrubHub, Inc. (a)                   1,289,242
       12,490  LogMeIn, Inc. (a)                   1,073,016
       48,146  NIC, Inc.                           1,122,765
       28,274  Q2 Holdings, Inc. (a)                 839,172
        8,715  SPS Commerce, Inc. (a)                551,834
        3,022  Stamps.com, Inc. (a)                  229,083
       13,633  WebMD Health Corp. (a)                831,749
       26,094  Yelp, Inc. (a)                        839,444
                                             ---------------
                                                  11,281,554
                                             ---------------
               IT SERVICES -- 1.7%
       12,008  Acxiom Corp. (a)                      275,584
       33,167  Cardtronics PLC, Class A (a)        1,459,016
       13,101  CSG Systems International,
                 Inc.                                527,446
       16,994  EVERTEC, Inc.                         292,297
       20,154  ExlService Holdings, Inc. (a)         997,825
       20,949  ManTech International Corp.,
                 Class A                             827,695
       56,163  NeuStar, Inc.,
                 Class A (a) (b)                   1,414,746
       26,006  Perficient, Inc. (a)                  577,853
       18,238  Sykes Enterprises, Inc. (a)           559,724
       19,469  TeleTech Holdings, Inc.               555,645
                                             ---------------
                                                   7,487,831
                                             ---------------
               LEISURE PRODUCTS -- 0.6%
       25,865  Callaway Golf Co.                     276,755
       48,579  Smith & Wesson Holding
                 Corp. (a)                         1,430,652
       12,376  Sturm Ruger & Co., Inc.               841,568
                                             ---------------
                                                   2,548,975
                                             ---------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 0.4%
       20,421  Cambrex Corp. (a)                   1,070,265
       26,107  Luminex Corp. (a)                     559,473
                                             ---------------
                                                   1,629,738
                                             ---------------
               MACHINERY -- 4.2%
       13,227  Albany International Corp.,
                 Class A                             559,899
       33,454  American Railcar Industries,
                 Inc. (b)                          1,405,402
        9,406  Astec Industries, Inc.                566,994
       39,867  Barnes Group, Inc.                  1,512,155
       49,875  Briggs & Stratton Corp.             1,133,659
       19,837  ESCO Technologies, Inc.               840,097
      102,515  Federal Signal Corp.                1,348,072
       15,980  Franklin Electric Co., Inc.           618,746
       45,327  Greenbrier (The) Cos.,
                 Inc. (b)                          1,488,085
       17,582  Hillenbrand, Inc.                     568,778
       21,568  John Bean Technologies Corp.        1,443,330
       23,888  Kennametal, Inc.                      593,856
       24,850  Mueller Industries, Inc.              845,894


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY (CONTINUED)
       23,125  Mueller Water Products, Inc.,
                 Class A                     $       274,262
       10,927  RBC Bearings, Inc. (a)                830,780
       13,452  Rexnord Corp. (a)                     286,393
       40,519  SPX FLOW, Inc. (a)                  1,105,358
        6,391  Standex International Corp.           567,521
       17,788  Sun Hydraulics Corp.                  537,198
        9,804  Tennant Co.                           628,240
      103,968  Wabash National Corp. (a)           1,505,457
                                             ---------------
                                                  18,660,176
                                             ---------------
               MARINE -- 0.1%
        8,178  Matson, Inc.                          305,612
                                             ---------------
               MEDIA -- 1.4%
       95,612  Gannett Co., Inc.                   1,220,009
        7,486  Loral Space & Communications,
                 Inc. (a)                            262,983
       25,438  Meredith Corp.                      1,385,862
       17,059  National CineMedia, Inc.              265,779
       73,073  New Media Investment Group,
                 Inc.                              1,290,469
       11,100  Nexstar Broadcasting Group,
                 Inc., Class A (b)                   561,105
       33,335  Scholastic Corp.                    1,370,069
                                             ---------------
                                                   6,356,276
                                             ---------------
               METALS & MINING -- 0.5%
       20,711  Allegheny Technologies,
                 Inc. (b)                            368,863
        8,019  Carpenter Technology Corp.            314,746
       46,879  Commercial Metals Co.                 775,378
        8,762  Kaiser Aluminum Corp.                 725,932
                                             ---------------
                                                   2,184,919
                                             ---------------
               MULTILINE RETAIL -- 0.3%
       21,079  Big Lots, Inc.                      1,120,981
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 2.0%
      163,014  Alon USA Energy, Inc.               1,152,509
        7,367  Carrizo Oil & Gas, Inc. (a)           241,638
       16,414  CONSOL Energy, Inc.                   318,103
       79,965  Delek US Holdings, Inc.             1,001,162
       40,175  Green Plains, Inc.                    911,169
       48,456  Kosmos Energy Ltd. (a)                268,931
       50,396  Laredo Petroleum, Inc. (a)            504,968
      113,098  Oasis Petroleum, Inc. (a)             859,545
       59,910  Rice Energy, Inc. (a)               1,397,101
       16,222  SemGroup Corp., Class A               469,789
       29,342  SM Energy Co.                         796,048
       18,801  Targa Resources Corp.                 700,525
                                             ---------------
                                                   8,621,488
                                             ---------------
               PAPER & FOREST PRODUCTS
                 -- 1.3%
       46,027  Boise Cascade Co. (a)               1,250,553
       16,158  Clearwater Paper Corp. (a)          1,016,500
      101,493  KapStone Paper and Packaging
                 Corp.                             1,449,320


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS
                 (CONTINUED)
        7,297  Neenah Paper, Inc.            $       550,413
       37,427  Schweitzer-Mauduit
                 International, Inc.               1,415,115
                                             ---------------
                                                   5,681,901
                                             ---------------
               PERSONAL PRODUCTS -- 0.4%
        9,243  Inter Parfums, Inc.                   300,767
       11,434  Nu Skin Enterprises, Inc.,
                 Class A                             610,576
       16,414  Revlon, Inc., Class A (a)             582,533
        2,370  USANA Health Sciences,
                 Inc. (a)                            325,448
                                             ---------------
                                                   1,819,324
                                             ---------------
               PHARMACEUTICALS -- 0.6%
       53,838  Depomed, Inc. (a)                   1,021,307
        9,029  Dermira, Inc. (a)                     303,013
        6,804  Intra-Cellular Therapies,
                 Inc. (a)                            277,603
       22,202  Lannett Co., Inc. (a) (b)             693,146
       62,136  TherapeuticsMD, Inc. (a) (b)          482,797
                                             ---------------
                                                   2,777,866
                                             ---------------
               PROFESSIONAL SERVICES -- 2.3%
       14,923  Advisory Board (The) Co. (a)          623,184
       18,085  Exponent, Inc.                        918,899
       19,476  FTI Consulting, Inc. (a)              834,352
       13,111  Huron Consulting Group,
                 Inc. (a)                            805,933
        3,420  Insperity, Inc.                       268,436
       38,271  Korn/Ferry International              880,616
       81,760  Navigant Consulting, Inc. (a)       1,611,490
       63,512  TriNet Group, Inc. (a)              1,377,575
       69,790  TrueBlue, Inc. (a)                  1,558,411
       22,077  WageWorks, Inc. (a)                 1,364,579
                                             ---------------
                                                  10,243,475
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 9.3%
       27,371  Agree Realty Corp.                  1,388,257
        1,290  Alexander's, Inc.                     553,758
       12,446  American Assets Trust, Inc.           571,023
       32,868  Apollo Commercial Real
                 Estate Finance, Inc.                534,105
      108,901  Capstead Mortgage Corp.             1,083,565
      141,828  CBL & Associates Properties,
                 Inc.                              1,743,066
       12,013  Chatham Lodging Trust                 288,072
       56,792  Chesapeake Lodging Trust            1,435,134
       50,786  Cousins Properties, Inc.              540,363
       31,550  CYS Investments, Inc.                 282,373
      146,225  DiamondRock Hospitality Co.         1,435,930
       15,328  EastGroup Properties, Inc.          1,128,447
       64,568  Franklin Street Properties
                 Corp.                               827,762
       33,219  Global Net Lease, Inc. (b)            290,002
       45,808  Government Properties Income
                 Trust                             1,092,979


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
       24,452  Hannon Armstrong Sustainable
                 Infrastructure Capital,
                 Inc.                        $       549,926
       45,169  InfraREIT, Inc.                       797,685
       19,291  Invesco Mortgage Capital,
                 Inc.                                277,790
      163,265  Investors Real Estate
                 Trust (b)                         1,080,814
       27,537  iStar, Inc. (a)                       285,283
      104,483  Lexington Realty Trust              1,135,730
       20,421  LTC Properties, Inc.                1,093,136
       29,342  Mack-Cali Realty Corp.                827,444
       51,731  Monogram Residential Trust,
                 Inc.                                554,039
       74,181  New Senior Investment Group,
                 Inc.                                889,430
       50,301  Pebblebrook Hotel Trust             1,491,425
       12,311  Pennsylvania Real Estate
                 Investment Trust                    313,192
       65,086  PennyMac Mortgage
                 Investment Trust                  1,056,346
       62,846  Physicians Realty Trust             1,365,015
       23,586  QTS Realty Trust, Inc.,
                 Class A                           1,350,299
       53,868  Ramco-Gershenson Properties
                 Trust                             1,068,741
       76,491  Redwood Trust, Inc.                 1,091,527
       48,745  Retail Opportunity
                 Investments Corp.                 1,112,848
       62,608  Rexford Industrial Realty,
                 Inc.                              1,431,219
       12,799  Sabra Health Care REIT, Inc.          306,024
       12,838  Saul Centers, Inc.                    862,328
       40,645  Select Income REIT                  1,128,305
       55,455  STAG Industrial, Inc.               1,407,448
       99,729  Summit Hotel Properties, Inc.       1,414,157
       40,833  Terreno Realty Corp.                1,137,199
       17,226  Tier REIT, Inc.                       300,249
        9,237  Universal Health Realty
                 Income Trust                        551,172
       25,182  Washington Real Estate
                 Investment Trust                    863,491
       70,799  WP Glimcher, Inc.                     897,731
       78,690  Xenia Hotels & Resorts, Inc.        1,413,272
                                             ---------------
                                                  41,248,101
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.2%
        9,146  HFF, Inc., Class A                    258,008
       10,392  Marcus & Millichap, Inc. (a)          278,402
       14,902  St. Joe (The) Co. (a)                 274,644
                                             ---------------
                                                     811,054
                                             ---------------
               ROAD & RAIL -- 0.9%
       60,745  Heartland Express, Inc.             1,124,998
       68,549  Swift Transportation Co. (a)        1,319,568
       57,485  Werner Enterprises, Inc.            1,444,023
                                             ---------------
                                                   3,888,589
                                             ---------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                 -- 2.9%
       20,870  Advanced Energy Industries,
                 Inc. (a)                    $       849,826
      256,888  Advanced Micro Devices,
                 Inc. (a)                          1,762,252
        5,198  Ambarella, Inc. (a)                   301,380
      183,709  Amkor Technology, Inc. (a)          1,155,530
       18,710  Cabot Microelectronics Corp.          984,520
       56,219  Diodes, Inc. (a)                    1,040,614
       54,749  Entegris, Inc. (a)                    935,661
       32,979  Inphi Corp. (a)                     1,160,201
       58,511  Intersil Corp., Class A               894,048
       73,438  MaxLinear, Inc., Class A (a)        1,601,683
       18,400  MKS Instruments, Inc.                 840,512
       10,548  Power Integrations, Inc.              601,974
       11,067  Semtech Corp. (a)                     281,323
        5,418  Silicon Laboratories,
                 Inc. (a)                            288,671
       15,947  Veeco Instruments, Inc. (a)           267,431
                                             ---------------
                                                  12,965,626
                                             ---------------
               SOFTWARE -- 3.2%
       90,376  8x8, Inc. (a)                       1,242,670
       25,744  BroadSoft, Inc. (a)                 1,154,104
       52,869  Callidus Software, Inc. (a)         1,085,401
       27,565  Ebix, Inc.                          1,469,766
        6,096  Fleetmatics Group PLC (a)             261,884
       35,314  Gigamon, Inc. (a)                   1,649,870
        6,083  HubSpot, Inc. (a)                     332,071
       28,155  Infoblox, Inc. (a)                    527,062
       10,721  Monotype Imaging Holdings,
                 Inc.                                212,169
       30,558  Paycom Software, Inc. (a)           1,442,643
       24,452  Paylocity Holding Corp. (a)         1,091,537
       29,396  Pegasystems, Inc.                     820,148
        8,859  Qualys, Inc. (a)                      278,084
       35,479  RealPage, Inc. (a)                    892,297
       40,175  RingCentral, Inc.,
                 Class A (a)                         925,230
       33,771  Rovi Corp. (a)                        635,232
        8,289  Synchronoss Technologies,
                 Inc. (a)                            309,511
                                             ---------------
                                                  14,329,679
                                             ---------------
               SPECIALTY RETAIL -- 5.4%
       60,319  Aaron's, Inc.                       1,444,640
       74,140  Abercrombie & Fitch Co.,
                 Class A                           1,535,439
       15,022  Asbury Automotive Group,
                 Inc. (a)                            913,338
       37,781  Ascena Retail Group, Inc. (a)         307,159
       69,802  Barnes & Noble, Inc.                  913,010
       50,805  Buckle (The), Inc. (b)              1,391,549
       54,539  Caleres, Inc.                       1,435,466
       28,005  Cato (The) Corp., Class A           1,001,739
       24,657  Chico's FAS, Inc.                     296,131
        9,882  Children's Place (The), Inc.          825,938
       62,341  DSW, Inc., Class A                  1,512,393


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       91,001  Express, Inc. (a)             $     1,361,375
       39,240  Finish Line (The), Inc.,
                 Class A                             852,685
       28,450  Five Below, Inc. (a)                1,451,234
       20,531  Genesco, Inc. (a)                   1,425,262
       21,400  Group 1 Automotive, Inc.            1,333,648
       70,189  Guess?, Inc.                        1,033,182
       37,954  Hibbett Sports, Inc. (a)            1,325,354
        3,717  Lithia Motors, Inc., Class A          320,740
       24,702  Select Comfort Corp. (a)              589,390
       66,419  Tile Shop Holdings, Inc. (a)        1,132,444
       43,194  Vitamin Shoppe, Inc. (a)            1,263,856
                                             ---------------
                                                  23,665,972
                                             ---------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.7%
       17,654  Cray, Inc. (a)                        557,160
       53,179  Diebold, Inc.                       1,501,775
       42,509  Super Micro Computer,
                 Inc. (a)                            916,069
                                             ---------------
                                                   2,975,004
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.8%
       18,363  Deckers Outdoor Corp. (a)           1,212,142
       46,282  Fossil Group, Inc. (a)              1,462,511
       38,987  Wolverine World Wide, Inc.            954,792
                                             ---------------
                                                   3,629,445
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 1.7%
       20,762  Beneficial Bancorp, Inc.              281,533
       37,861  Capitol Federal Financial,
                 Inc.                                536,490
       24,217  Essent Group Ltd. (a)                 580,239
       71,086  EverBank Financial Corp.            1,276,705
       43,274  Flagstar Bancorp, Inc. (a)          1,142,866
       41,984  Kearny Financial Corp.                546,632
        5,979  LendingTree, Inc. (a) (b)             603,759
       53,602  Meridian Bancorp, Inc.                787,949
       23,454  Nationstar Mortgage Holdings,
                 Inc. (a)                            296,224
       35,615  Northwest Bancshares, Inc.            531,020
       19,827  PHH Corp. (a)                         289,673
       13,445  Provident Financial Services,
                 Inc.                                270,917
       11,593  Walker & Dunlop, Inc. (a)             274,406
        8,203  WSFS Financial Corp.                  288,664
                                             ---------------
                                                   7,707,077
                                             ---------------
               TOBACCO -- 0.3%
       22,867  Universal Corp.                     1,356,242
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 1.1%
       30,030  GATX Corp. (b)                      1,343,242
       18,633  Kaman Corp.                           804,200
       61,273  Rush Enterprises, Inc.,
                 Class A (a)                       1,408,054
       25,645  WESCO International, Inc. (a)       1,429,452
                                             ---------------
                                                   4,984,948
                                             ---------------


Page 52                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.4%
       18,080  American States Water Co.     $       781,056
        7,561  California Water Service
                 Group                               255,033
       20,118  SJW Corp.                             852,198
                                             ---------------
                                                   1,888,287
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.3%
       33,805  Shenandoah
                 Telecommunications Co.            1,388,709
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 100.0%                       442,566,668
               (Cost $392,779,033)           ---------------

               MONEY MARKET FUNDS -- 1.4%
    5,955,745  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)                   5,955,745
      179,976  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.21% (c)                   179,976
                                             ---------------
               TOTAL MONEY MARKET
                 FUNDS -- 1.4%                     6,135,721
               (Cost $6,135,721)             ---------------

 PRINCIPAL
   VALUE       DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.6%
$   2,358,368  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $2,358,420. Collateralized
                 by U.S. Treasury Note,
                 interest rate of 0.875%,
                 due 04/15/17. The value of
                 the collateral including
                 accrued interest is
                 $2,411,761. (d)                   2,358,368

    4,885,588  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $4,885,710. Collateralized
                 by U.S. Treasury Notes,
                 interest rates of 1.250%
                 to 1.500%, due 01/31/19 to
                 05/31/20. The value of the
                 collateral including
                 accrued interest is
                 $4,998,902. (d)                   4,885,588
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 1.6%                7,243,956
               (Cost $7,243,956)             ---------------


               DESCRIPTION                             VALUE
------------------------------------------------------------
               TOTAL INVESTMENTS -- 103.0%   $   455,946,345
               (Cost $406,158,710) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (3.0)%           (13,319,628)
                                             ---------------
               NET ASSETS -- 100.0%          $   442,626,717
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $13,065,305 and the total value of the collateral held by the Fund is $13,199,701.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $407,308,893. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,936,196 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,298,744.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1        LEVEL 2      LEVEL 3
                     ---------------------------------------
Common Stocks*       $442,566,668    $        --   $      --
Money Market Funds      6,135,721             --          --
Repurchase
   Agreements                  --      7,243,956          --
                     ---------------------------------------
Total Investments    $448,702,389    $ 7,243,956   $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $    13,065,305
Non-cash Collateral(2)                           (13,065,305)
                                             ---------------
Net Amount                                   $           --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $     7,243,956
Non-cash Collateral(4)                            (7,243,956)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
       20,405  General Dynamics Corp.        $     2,997,290
       11,891  Honeywell International, Inc.       1,383,280
      155,428  Textron, Inc.                       6,061,692
                                             ---------------
                                                  10,442,262
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.5%
       28,207  Expeditors International of
                 Washington, Inc.                  1,394,272
       18,720  FedEx Corp.                         3,030,768
                                             ---------------
                                                   4,425,040
                                             ---------------
               AIRLINES -- 3.0%
      250,900  American Airlines Group, Inc.       8,906,950
      194,977  Delta Air Lines, Inc.               7,555,358
      173,075  United Continental Holdings,
                 Inc. (a)                          8,115,487
                                             ---------------
                                                  24,577,795
                                             ---------------
               AUTO COMPONENTS -- 2.5%
      240,616  BorgWarner, Inc.                    7,983,639
      161,717  Goodyear Tire & Rubber (The)
                 Co.                               4,636,426
       69,802  Lear Corp.                          7,919,037
                                             ---------------
                                                  20,539,102
                                             ---------------
               AUTOMOBILES -- 2.4%
      565,076  Ford Motor Co.                      7,153,862
      250,990  General Motors Co.                  7,916,224
       91,605  Harley-Davidson, Inc.               4,847,737
                                             ---------------
                                                  19,917,823
                                             ---------------
               BANKS -- 9.2%
      428,215  Bank of America Corp.               6,204,835
      116,531  BB&T Corp.                          4,296,498
      134,049  Citigroup, Inc.                     5,872,687
      284,405  Citizens Financial Group,
                 Inc.                              6,350,764
      403,809  Fifth Third Bancorp                 7,664,295
      635,615  Huntington Bancshares, Inc.         6,038,342
       91,445  JPMorgan Chase & Co.                5,849,737
      514,244  KeyCorp                             6,016,655
       11,699  M&T Bank Corp.                      1,340,237
       69,818  PNC Financial Services Group
                 (The), Inc.                       5,770,458
      834,665  Regions Financial Corp.             7,653,878
      138,326  SunTrust Banks, Inc.                5,849,806
       70,449  U.S. Bancorp                        2,970,834
       87,675  Wells Fargo & Co.                   4,205,770
                                             ---------------
                                                  76,084,796
                                             ---------------
               CAPITAL MARKETS -- 4.5%
       20,183  Affiliated Managers Group,
                 Inc. (a)                          2,962,461
       46,183  Ameriprise Financial, Inc.          4,426,179
      212,855  Franklin Resources, Inc.            7,703,222
       19,123  Goldman Sachs Group (The),
                 Inc.                              3,036,923
      162,477  Invesco Ltd.                        4,741,079
      218,723  Morgan Stanley                      6,283,912


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       20,875  Northern Trust Corp.          $     1,410,941
      105,386  State Street Corp.                  6,932,291
                                             ---------------
                                                  37,497,008
                                             ---------------
               CHEMICALS -- 2.9%
        9,737  Air Products and Chemicals,
                 Inc.                              1,454,903
      104,610  Eastman Chemical Co.                6,823,710
       76,355  LyondellBasell Industries
                 N.V., Class A                     5,746,477
      271,314  Mosaic (The) Co.                    7,325,478
       13,280  PPG Industries, Inc.                1,390,549
       12,308  Praxair, Inc.                       1,434,374
                                             ---------------
                                                  24,175,491
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.9%
      198,063  Cisco Systems, Inc.                 6,046,863
       16,577  Harris Corp.                        1,435,900
                                             ---------------
                                                   7,482,763
                                             ---------------
               CONSUMER FINANCE -- 3.2%
      416,110  Ally Financial, Inc.                7,506,625
       46,761  American Express Co.                3,014,214
      111,842  Capital One Financial Corp.         7,502,361
       77,433  Discover Financial Services         4,401,292
      164,147  Synchrony Financial (a)             4,576,418
                                             ---------------
                                                  27,000,910
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 0.7%
       67,042  International Paper Co.             3,071,194
       73,094  WestRock Co.                        3,136,464
                                             ---------------
                                                   6,207,658
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 1.0%
       39,246  Berkshire Hathaway, Inc.,
                 Class B (a)                       5,662,020
      114,749  Voya Financial, Inc.                2,941,017
                                             ---------------
                                                   8,603,037
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.5%
      131,507  AT&T, Inc.                          5,692,938
      244,847  CenturyLink, Inc.                   7,697,990
      137,950  Level 3 Communications,
                 Inc. (a)                          6,980,270
                                             ---------------
                                                  20,371,198
                                             ---------------
               ELECTRIC UTILITIES -- 6.2%
       71,566  Alliant Energy Corp.                2,880,531
       59,203  American Electric Power Co.,
                 Inc.                              4,102,768
       61,684  Avangrid, Inc.                      2,784,416
       48,370  Duke Energy Corp.                   4,139,988
       53,426  Edison International                4,134,104
       51,010  Entergy Corp.                       4,151,704
       47,432  Eversource Energy                   2,774,298
      156,281  Exelon Corp.                        5,826,156
      162,773  FirstEnergy Corp.                   5,684,033


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
       64,919  PG&E Corp.                    $     4,150,921
       51,193  Pinnacle West Capital Corp.         4,037,592
       75,264  PPL Corp.                           2,838,205
       92,668  Xcel Energy, Inc.                   4,075,539
                                             ---------------
                                                  51,580,255
                                             ---------------
               ELECTRICAL EQUIPMENT -- 1.3%
       95,135  Eaton Corp. PLC                     6,032,510
       54,470  Emerson Electric Co.                3,044,873
       12,047  Rockwell Automation, Inc.           1,378,177
                                             ---------------
                                                  10,455,560
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.3%
      138,731  Corning, Inc.                       3,082,603
      124,374  TE Connectivity Ltd.                7,497,265
                                             ---------------
                                                  10,579,868
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 1.8%
       29,676  CVS Health Corp.                    2,751,559
      112,792  Kroger (The) Co.                    3,856,358
       56,828  Wal-Mart Stores, Inc.               4,146,739
      129,596  Whole Foods Market, Inc.            3,950,086
                                             ---------------
                                                  14,704,742
                                             ---------------
               FOOD PRODUCTS -- 2.0%
      132,487  Archer-Daniels-Midland Co.          5,972,514
      120,085  Bunge Ltd.                          7,906,397
       10,689  Ingredion, Inc.                     1,424,202
        9,075  J.M. Smucker (The) Co.              1,399,002
                                             ---------------
                                                  16,702,115
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 1.3%
       35,187  Abbott Laboratories                 1,574,618
      157,076  Baxter International, Inc.          7,542,790
       16,822  Varian Medical Systems,
                 Inc. (a)                          1,593,716
                                             ---------------
                                                  10,711,124
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 2.6%
       11,325  Aetna, Inc.                         1,304,753
       17,439  AmerisourceBergen Corp.             1,485,629
       43,265  Anthem, Inc.                        5,682,425
       17,731  Cardinal Health, Inc.               1,482,312
       37,482  Express Scripts Holding
                 Co. (a)                           2,851,256
       21,811  Laboratory Corp. of America
                 Holdings (a)                      3,043,943
       69,801  Quest Diagnostics, Inc.             6,028,014
                                             ---------------
                                                  21,878,332
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 0.7%
       21,838  Darden Restaurants, Inc.            1,344,347
       65,330  Las Vegas Sands Corp.               3,308,965
       19,419  Wyndham Worldwide Corp.             1,379,137
                                             ---------------
                                                   6,032,449
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES -- 1.9%
       97,823  Garmin Ltd.                   $     5,314,724
      123,263  Lennar Corp., Class A               5,768,708
       24,902  Whirlpool Corp.                     4,790,149
                                             ---------------
                                                  15,873,581
                                             ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.3%
      227,660  AES (The) Corp.                     2,811,601
                                             ---------------
               INSURANCE -- 9.2%
       39,374  Aflac, Inc.                         2,845,953
        7,551  Alleghany Corp. (a)                 4,103,969
       40,617  Allstate (The) Corp.                2,775,360
       26,152  American International Group,
                 Inc.                              1,423,715
       59,689  Arthur J. Gallagher & Co.           2,936,102
       10,582  Chubb Ltd.                          1,325,501
       18,469  Cincinnati Financial Corp.          1,379,634
       38,884  Everest Re Group, Ltd.              7,349,465
       75,766  FNF Group                           2,854,105
       93,503  Hartford Financial Services
                 Group (The), Inc.                 3,726,095
      107,033  Lincoln National Corp.              4,674,131
      142,667  MetLife, Inc.                       6,097,588
      100,940  Principal Financial Group,
                 Inc.                              4,706,832
       41,291  Progressive (The) Corp.             1,342,370
       99,567  Prudential Financial, Inc.          7,496,399
       45,959  Torchmark Corp.                     2,843,483
       47,734  Travelers (The) Cos., Inc.          5,547,645
      178,749  Unum Group                          5,972,004
      213,241  XL Group Ltd.                       7,380,271
                                             ---------------
                                                  76,780,622
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.4%
      111,990  Liberty Interactive Corp.,
                 QVC Group, Class A (a)            3,002,452
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.5%
       50,800  Akamai Technologies, Inc. (a)       2,566,924
       59,087  eBay, Inc. (a)                      1,841,151
                                             ---------------
                                                   4,408,075
                                             ---------------
               IT SERVICES -- 1.8%
       27,340  International Business
                 Machines Corp.                    4,391,351
      216,354  Western Union (The) Co.             4,327,080
      598,778  Xerox Corp.                         6,167,413
                                             ---------------
                                                  14,885,844
                                             ---------------
               MACHINERY -- 2.7%
       18,246  Caterpillar, Inc.                   1,510,039
       50,536  Cummins, Inc.                       6,204,305
       35,058  Deere & Co.                         2,724,357
       59,863  Dover Corp.                         4,276,014
       21,721  Ingersoll-Rand PLC                  1,439,233
       26,668  PACCAR, Inc.                        1,572,612
       26,296  Parker-Hannifin Corp.               3,002,740


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       30,980  Xylem, Inc.                   $     1,481,154
                                             ---------------
                                                  22,210,454
                                             ---------------
               MEDIA -- 2.8%
       63,654  Comcast Corp., Class A              4,280,732
      281,530  Discovery Communications,
                 Inc., Class A (a)                 7,063,588
       56,428  Time Warner, Inc.                   4,325,206
       51,136  Twenty-First Century Fox,
                 Inc., Class A                     1,362,263
      137,024  Viacom, Inc., Class B               6,230,481
                                             ---------------
                                                  23,262,270
                                             ---------------
               METALS & MINING -- 0.2%
      149,214  Alcoa, Inc.                         1,584,653
                                             ---------------
               MULTILINE RETAIL -- 3.2%
       14,716  Dollar General Corp.                1,394,194
      187,315  Kohl's Corp.                        7,790,431
      169,068  Macy's, Inc.                        6,057,707
      109,058  Nordstrom, Inc. (b)                 4,823,635
       81,386  Target Corp.                        6,130,807
                                             ---------------
                                                  26,196,774
                                             ---------------
               MULTI-UTILITIES -- 2.3%
       30,162  CMS Energy Corp.                    1,362,719
       35,321  Consolidated Edison, Inc.           2,828,506
       28,665  DTE Energy Co.                      2,795,411
       52,157  NiSource, Inc.                      1,338,348
      121,914  Public Service Enterprise
                 Group, Inc.                       5,609,263
       37,552  SCANA Corp.                         2,814,147
       24,918  Sempra Energy                       2,787,826
                                             ---------------
                                                  19,536,220
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 6.8%
      273,404  Antero Resources Corp. (a)          7,160,451
       39,585  Chevron Corp.                       4,056,671
       65,164  ConocoPhillips                      2,659,994
       30,309  Exxon Mobil Corp.                   2,695,985
      298,822  HollyFrontier Corp.                 7,596,055
      276,459  Marathon Oil Corp.                  3,770,901
      187,117  Marathon Petroleum Corp.            7,370,539
       89,526  Phillips 66                         6,809,348
       94,808  Tesoro Corp.                        7,219,629
      139,274  Valero Energy Corp.                 7,281,245
                                             ---------------
                                                  56,620,818
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 0.7%
      350,550  Host Hotels & Resorts, Inc.         6,218,757
                                             ---------------
               ROAD & RAIL -- 2.9%
      217,884  CSX Corp.                           6,172,654
       35,106  J.B. Hunt Transport Services,
                 Inc.                              2,918,362
       46,062  Kansas City Southern                4,427,019
       66,749  Norfolk Southern Corp.              5,992,725


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ROAD & RAIL (CONTINUED)
       47,561  Union Pacific Corp.           $     4,425,551
                                             ---------------
                                                  23,936,311
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.4%
      146,514  First Solar, Inc. (a)               6,839,274
      216,555  Intel Corp.                         7,549,107
       38,756  Maxim Integrated Products,
                 Inc.                              1,580,470
      516,205  Micron Technology, Inc. (a)         7,092,657
       77,461  QUALCOMM, Inc.                      4,847,509
                                             ---------------
                                                  27,909,017
                                             ---------------
               SOFTWARE -- 0.7%
      126,399  CA, Inc.                            4,379,725
       33,795  Oracle Corp.                        1,386,947
                                             ---------------
                                                   5,766,672
                                             ---------------
               SPECIALTY RETAIL -- 3.6%
      164,345  Bed Bath & Beyond, Inc.             7,387,308
      232,125  Best Buy Co., Inc.                  7,799,400
       28,212  CarMax, Inc. (a)                    1,643,631
      334,732  Gap (The), Inc.                     8,632,738
       68,431  Tiffany & Co.                       4,415,168
                                             ---------------
                                                  29,878,245
                                             ---------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 2.4%
      388,779  Hewlett Packard Enterprise Co.      8,172,135
      330,649  HP, Inc.                            4,632,393
       56,252  NetApp, Inc.                        1,482,240
      120,236  Western Digital Corp.               5,712,412
                                             ---------------
                                                  19,999,180
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.1%
       33,952  Coach, Inc.                         1,463,671
       63,406  Ralph Lauren Corp.                  6,219,495
       22,494  VF Corp.                            1,404,300
                                             ---------------
                                                   9,087,466
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 0.3%
       12,501  W.W. Grainger, Inc.                 2,735,844
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.9%
    1,254,393  Sprint Corp. (a)                    7,701,973
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 99.9%                        830,376,157
               (Cost $803,622,025)           ---------------

               MONEY MARKET FUNDS -- 0.3%
    1,638,046  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)                   1,638,046


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS (CONTINUED)
      794,929  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.21% (c)           $       794,929
                                             ---------------
               TOTAL MONEY MARKET FUNDS
                 -- 0.3%                           2,432,975
               (Cost $2,432,975)             ---------------

 PRINCIPAL
   VALUE       DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.2%
$     648,637  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $648,651.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $663,322. (d)                       648,637
    1,343,714  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of
                 $1,343,748. Collateralized
                 by U.S. Treasury Notes,
                 interest rates of 1.250% to
                 1.500%, due 01/31/19 to
                 05/31/20. The value of the
                 collateral including
                 accrued interest is
                 $1,374,880. (d)                   1,343,714
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.2%                1,992,351
               (Cost $1,992,351)             ---------------

               TOTAL INVESTMENTS -- 100.4%       834,801,483
               (Cost $808,047,351) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.4)%           (3,545,026)
                                             ---------------
               NET ASSETS -- 100.0%          $   831,256,457
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,635,971 and the total value of the collateral held by the Fund is $3,630,397.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $810,927,436. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $58,840,319 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,966,272.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1        LEVEL 2      LEVEL 3
                     ---------------------------------------
Common Stocks*       $830,376,157    $        --   $      --
Money Market Funds      2,432,975             --          --
Repurchase
   Agreements                  --      1,992,351          --
                     ---------------------------------------
Total Investments    $832,809,132    $ 1,992,351   $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
----------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $     3,635,971
Non-cash Collateral(2)                            (3,630,397)
                                             ---------------
Net Amount                                   $         5,574
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2016, the last business day of the period, there was sufficient collateral based on the end of the day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $     1,992,351
Non-cash Collateral(4)                            (1,992,351)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.6%
       21,795  Lockheed Martin Corp.         $     5,508,250
       24,335  Northrop Grumman Corp.              5,271,691
       39,786  Raytheon Co.                        5,551,341
       20,513  TransDigm Group, Inc. (a)           5,733,794
                                             ---------------
                                                  22,065,076
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.5%
       29,336  United Parcel Service, Inc.,
                 Class B                           3,171,222
                                             ---------------
               AIRLINES -- 0.3%
       55,179  Southwest Airlines Co.              2,042,175
                                             ---------------
               BANKS -- 0.5%
       45,149  First Republic Bank                 3,235,829
                                             ---------------
               BEVERAGES -- 2.6%
       23,237  Coca-Cola (The) Co.                 1,013,830
       26,162  Constellation Brands, Inc.,
                 Class A                           4,307,050
       44,780  Dr Pepper Snapple Group, Inc.       4,411,278
       21,394  Molson Coors Brewing Co.,
                 Class B                           2,185,611
       13,463  Monster Beverage Corp. (a)          2,162,562
       20,423  PepsiCo, Inc.                       2,224,473
                                             ---------------
                                                  16,304,804
                                             ---------------
               BIOTECHNOLOGY -- 0.9%
       51,041  AbbVie, Inc.                        3,380,445
        6,923  Amgen, Inc.                         1,190,964
       13,169  Incyte Corp. (a)                    1,187,976
                                             ---------------
                                                   5,759,385
                                             ---------------
               BUILDING PRODUCTS -- 1.4%
       74,645  Fortune Brands Home &
                 Security, Inc.                    4,722,789
      102,131  Masco Corp.                         3,725,739
                                             ---------------
                                                   8,448,528
                                             ---------------
               CAPITAL MARKETS -- 0.5%
       27,112  Bank of New York Mellon
                 (The) Corp.                       1,068,213
       21,894  SEI Investments Co.                   985,230
       14,436  T. Rowe Price Group, Inc.           1,020,481
                                             ---------------
                                                   3,073,924
                                             ---------------
               CHEMICALS -- 1.4%
       18,243  Ecolab, Inc.                        2,159,606
       25,066  International Flavors &
                 Fragrances, Inc.                  3,340,045
       10,760  Sherwin-Williams (The) Co.          3,225,095
                                             ---------------
                                                   8,724,746
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 2.7%
       55,120  Cintas Corp.                        5,912,722
      105,418  Republic Services, Inc.             5,403,727
       81,620  Waste Management, Inc.              5,396,714
                                             ---------------
                                                  16,713,163
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.9%
       38,012  F5 Networks, Inc. (a)         $     4,691,441
       46,835  Juniper Networks, Inc.              1,062,686
                                             ---------------
                                                   5,754,127
                                             ---------------
               CONSTRUCTION MATERIALS -- 1.8%
       28,172  Martin Marietta Materials, Inc.     5,709,056
       44,941  Vulcan Materials Co.                5,571,785
                                             ---------------
                                                  11,280,841
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 0.4%
       20,787  Crown Holdings, Inc. (a)            1,101,087
       22,914  Sealed Air Corp.                    1,081,083
                                             ---------------
                                                   2,182,170
                                             ---------------
               DISTRIBUTORS -- 0.6%
       99,684  LKQ Corp. (a)                       3,428,133
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 0.2%
       45,796  H&R Block, Inc.                     1,089,487
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 2.5%
       10,814  CME Group, Inc.                     1,105,623
        8,453  Intercontinental Exchange,
                 Inc.                              2,233,283
       56,109  MSCI, Inc.                          4,827,618
       48,862  Nasdaq, Inc.                        3,457,475
       29,460  S&P Global, Inc.                    3,600,012
                                             ---------------
                                                  15,224,011
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.9%
        9,758  SBA Communications Corp.,
                 Class A (a)                       1,122,170
       77,492  Verizon Communications, Inc.        4,293,832
                                             ---------------
                                                   5,416,002
                                             ---------------
               ELECTRIC UTILITIES -- 1.2%
       33,184  NextEra Energy, Inc.                4,257,175
       58,920  Southern (The) Co.                  3,152,220
                                             ---------------
                                                   7,409,395
                                             ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       21,814  Acuity Brands, Inc.                 5,724,648
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 0.9%
       37,739  Amphenol Corp., Class A             2,246,225
       78,840  CDW Corp.                           3,384,601
                                             ---------------
                                                   5,630,826
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 0.5%
       37,949  Walgreens Boots Alliance,
                 Inc.                              3,007,458
                                             ---------------
               FOOD PRODUCTS -- 5.9%
       65,041  Campbell Soup Co.                   4,050,103
       66,095  ConAgra Foods, Inc.                 3,090,602
       75,840  General Mills, Inc.                 5,452,138
       28,779  Hormel Foods Corp.                  1,074,896


Page 60                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       24,453  Kraft Heinz (The) Co.         $     2,112,495
       40,566  McCormick & Co., Inc.               4,147,873
       23,842  Mead Johnson Nutrition Co.          2,126,706
       47,541  Mondelez International, Inc.,
                 Class A                           2,090,853
       80,986  Tyson Foods, Inc., Class A          5,960,570
      115,231  WhiteWave Foods (The) Co. (a)       6,394,168
                                             ---------------
                                                  36,500,404
                                             ---------------
               GAS UTILITIES -- 0.9%
       66,515  Atmos Energy Corp.                  5,307,232
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 6.5%
       31,894  Becton, Dickinson and Co.           5,613,344
      231,449  Boston Scientific Corp. (a)         5,619,582
       53,554  Danaher Corp.                       4,361,438
       54,236  Edwards Lifesciences
                 Corp. (a)                         6,211,107
        6,543  Intuitive Surgical, Inc. (a)        4,552,357
       62,336  Medtronic PLC                       5,462,503
       49,976  ResMed, Inc.                        3,442,347
       45,139  Stryker Corp.                       5,248,763
                                             ---------------
                                                  40,511,441
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 3.3%
       44,277  Centene Corp. (a)                   3,123,742
       56,190  HCA Holdings, Inc. (a)              4,333,935
       24,475  Henry Schein, Inc. (a)              4,429,485
       59,743  MEDNAX, Inc. (a)                    4,116,890
       32,269  Universal Health Services,
                 Inc., Class B                     4,179,804
                                             ---------------
                                                  20,183,856
                                             ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
       53,924  Cerner Corp. (a)                    3,364,318
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.8%
       64,739  Aramark                             2,320,893
       96,031  Hilton Worldwide Holdings,
                 Inc.                              2,226,959
       32,554  Marriott International, Inc.,
                 Class A (b)                       2,334,122
        8,754  McDonald's Corp.                    1,029,908
       18,440  Starbucks Corp.                     1,070,442
       26,092  Yum! Brands, Inc.                   2,333,147
                                             ---------------
                                                  11,315,471
                                             ---------------
               HOUSEHOLD DURABLES -- 2.5%
      137,457  D.R. Horton, Inc.                   4,519,586
       11,400  Mohawk Industries, Inc. (a)         2,381,916
       65,060  Newell Brands, Inc.                 3,413,048
        3,037  NVR, Inc. (a)                       5,178,085
                                             ---------------
                                                  15,492,635
                                             ---------------
               HOUSEHOLD PRODUCTS -- 2.3%
       52,571  Church & Dwight Co., Inc.           5,164,575
       31,268  Clorox (The) Co.                    4,098,297


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD PRODUCTS (CONTINUED)
       29,558  Colgate-Palmolive Co.         $     2,200,002
       22,984  Kimberly-Clark Corp.                2,977,577
                                             ---------------
                                                  14,440,451
                                             ---------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.5%
       18,045  3M Co.                              3,218,506
                                             ---------------
               INSURANCE -- 1.5%
        4,541  Markel Corp. (a)                    4,308,273
       79,009  Marsh & McLennan Cos., Inc.         5,194,842
                                             ---------------
                                                   9,503,115
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 1.1%
        7,559  Amazon.com, Inc. (a)                5,735,845
          843  Priceline Group (The),
                 Inc. (a)                          1,138,733
                                             ---------------
                                                   6,874,578
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.1%
        1,498  Alphabet, Inc., Class A (a)         1,185,427
       27,652  Facebook, Inc., Class A (a)         3,427,189
       25,024  VeriSign, Inc. (a)                  2,167,329
                                             ---------------
                                                   6,779,945
                                             ---------------
               IT SERVICES -- 7.4%
       27,893  Accenture PLC, Class A              3,146,609
        5,377  Alliance Data Systems
                 Corp. (a)                         1,245,421
       47,101  Automatic Data Processing,
                 Inc.                              4,189,634
       18,401  Cognizant Technology
                 Solutions Corp.,
                 Class A (a)                       1,057,874
       49,747  Fiserv, Inc. (a)                    5,490,079
        7,358  FleetCor Technologies,
                 Inc. (a)                          1,116,061
       44,422  Gartner, Inc. (a)                   4,453,306
       60,621  Global Payments, Inc.               4,525,964
       36,209  Jack Henry & Associates, Inc.       3,231,653
       72,726  Paychex, Inc.                       4,311,197
       80,760  Sabre Corp.                         2,354,154
      101,845  Total System Services, Inc.         5,185,947
       95,565  Vantiv, Inc., Class A (a)           5,234,095
                                             ---------------
                                                  45,541,994
                                             ---------------
               LEISURE PRODUCTS -- 0.7%
       51,519  Hasbro, Inc.                        4,184,888
                                             ---------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 1.6%
        5,928  Mettler-Toledo International,
                 Inc. (a)                          2,437,653
       33,123  Quintiles Transnational
                 Holdings, Inc. (a)                2,571,670
       14,642  Thermo Fisher Scientific,
                 Inc.                              2,325,735
       15,383  Waters Corp. (a)                    2,444,820
                                             ---------------
                                                   9,779,878
                                             ---------------
               MACHINERY -- 0.9%
       20,771  Illinois Tool Works, Inc.           2,396,973
        6,674  Snap-on, Inc.                       1,048,953
       19,453  Stanley Black & Decker, Inc.        2,367,430
                                             ---------------
                                                   5,813,356
                                             ---------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 1.6%
       13,820  Charter Communications, Inc.,
                 Class A (a)                 $     3,245,903
      136,795  Interpublic Group of Cos.
                 (The), Inc.                       3,154,493
      547,742  Sirius XM Holdings, Inc. (a)        2,404,587
       10,768  Walt Disney (The) Co.               1,033,190
                                             ---------------
                                                   9,838,173
                                             ---------------
               MULTI-UTILITIES -- 1.7%
      100,950  Ameren Corp.                        5,293,818
       82,832  WEC Energy Group, Inc.              5,376,625
                                             ---------------
                                                  10,670,443
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.1%
       18,132  Cimarex Energy Co.                  2,176,203
       87,172  Devon Energy Corp.                  3,336,944
        6,966  Pioneer Natural Resources Co.       1,132,462
                                             ---------------
                                                   6,645,609
                                             ---------------
               PHARMACEUTICALS -- 1.8%
       29,415  Bristol-Myers Squibb Co.            2,200,536
       13,375  Eli Lilly and Co.                   1,108,654
        7,454  Jazz Pharmaceuticals PLC (a)        1,125,330
       35,672  Johnson & Johnson                   4,467,205
       24,361  Mylan N.V. (a)                      1,139,851
       22,195  Zoetis, Inc.                        1,120,182
                                             ---------------
                                                  11,161,758
                                             ---------------
               PROFESSIONAL SERVICES -- 1.3%
       42,125  Equifax, Inc.                       5,579,877
       26,685  Verisk Analytics, Inc. (a)          2,275,697
                                             ---------------
                                                   7,855,574
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 11.4%
       38,087  American Tower Corp.                4,409,332
        7,986  Boston Properties, Inc.             1,135,050
       39,808  Brixmor Property Group, Inc.        1,130,547
       24,470  Camden Property Trust               2,192,267
       31,154  Crown Castle International
                 Corp.                             3,022,873
       49,627  Digital Realty Trust, Inc.          5,184,036
      162,310  Duke Realty Corp.                   4,672,905
       11,161  Equinix, Inc.                       4,161,602
       23,381  Extra Space Storage, Inc.           2,011,234
       13,070  Federal Realty Investment
                 Trust                             2,217,979
       35,323  General Growth Properties,
                 Inc.                              1,128,570
       29,772  HCP, Inc.                           1,167,956
      137,894  Kimco Realty Corp.                  4,426,397
       25,337  Macerich (The) Co.                  2,261,074
       29,699  Mid-America Apartment
                 Communities, Inc.                 3,148,688
      110,296  Prologis, Inc.                      6,010,029
        4,121  Public Storage                        984,589
       62,387  Realty Income Corp.                 4,458,799
       37,741  Regency Centers Corp.               3,205,343
       14,568  Simon Property Group, Inc.          3,307,519


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
        9,894  SL Green Realty Corp.         $     1,165,711
      426,742  VEREIT, Inc.                        4,719,767
       56,809  Welltower, Inc.                     4,506,658
                                             ---------------
                                                  70,628,925
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.2%
       39,777  CBRE Group, Inc., Class A (a)       1,131,656
                                             ---------------
               ROAD & RAIL -- 0.5%
        8,437  AMERCO                              3,336,918
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.4%
      225,655  Applied Materials, Inc.             5,932,470
       12,531  Lam Research Corp.                  1,124,908
       22,638  Linear Technology Corp.             1,358,053
       42,623  Microchip Technology, Inc.          2,371,544
      115,060  NVIDIA Corp.                        6,569,926
       50,439  Texas Instruments, Inc.             3,518,120
                                             ---------------
                                                  20,875,021
                                             ---------------
               SOFTWARE -- 4.1%
       79,737  Activision Blizzard, Inc.           3,202,238
       22,587  Adobe Systems, Inc. (a)             2,210,364
       77,981  CDK Global, Inc.                    4,506,522
       39,456  Citrix Systems, Inc. (a)            3,516,713
       41,709  Electronic Arts, Inc. (a)           3,183,231
       38,769  Intuit, Inc.                        4,302,971
       39,792  salesforce.com, Inc. (a)            3,254,986
       15,863  ServiceNow, Inc. (a)                1,188,456
                                             ---------------
                                                  25,365,481
                                             ---------------
               SPECIALTY RETAIL -- 5.7%
       13,385  Advance Auto Parts, Inc.            2,273,576
        5,450  AutoZone, Inc. (a)                  4,436,136
       16,943  Home Depot (The), Inc.              2,342,200
       54,656  Lowe's Cos., Inc.                   4,497,096
       15,960  O'Reilly Automotive, Inc. (a)       4,638,455
       55,742  Ross Stores, Inc.                   3,446,528
       56,030  TJX (The) Cos., Inc.                4,578,772
       34,657  Tractor Supply Co.                  3,176,314
       22,200  Ulta Salon, Cosmetics &
                 Fragrance, Inc. (a)               5,798,862
                                             ---------------
                                                  35,187,939
                                             ---------------
               TOBACCO -- 1.5%
       62,750  Altria Group, Inc.                  4,248,175
       21,269  Philip Morris International,
                 Inc.                              2,132,430
       58,594  Reynolds American, Inc.             2,933,215
                                             ---------------
                                                   9,313,820
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 0.2%
       23,728  Fastenal Co.                        1,014,372
                                             ---------------
               WATER UTILITIES -- 0.9%
       64,003  American Water Works Co.,
                 Inc.                              5,285,368
                                             ---------------


Page 62                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.9%
      125,005  T-Mobile US, Inc. (a)         $     5,792,732
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 100.0%                       618,601,807
               (Cost $552,175,932)           ---------------

               MONEY MARKET FUNDS -- 0.0%
      428,192  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)                     428,192
               (Cost $428,192)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     169,556  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $169,560.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $173,395. (d)                       169,556
      351,252  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $351,261.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $359,399. (d)                    351,252
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.1%                  520,808
               (Cost $520,808)               ---------------

               TOTAL INVESTMENTS -- 100.1%       619,550,807
               (Cost $553,124,932) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.1)%              (852,470)
                                             ---------------
               NET ASSETS -- 100.0%          $   618,698,337
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $932,100 and the total value of the collateral held by the Fund is $949,000.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $553,490,025. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,976,529 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,915,747.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                     ---------------------------------------
Common Stocks*       $618,601,807     $       --   $      --
Money Market Funds        428,192             --          --
Repurchase
   Agreements                  --        520,808          --
                     ---------------------------------------
Total Investments    $619,029,999     $  520,808   $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 63

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $       932,100
Non-cash Collateral(2)                              (932,100)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       520,808
Non-cash Collateral(4)                              (520,808)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.7%
        5,344  AAR Corp.                     $       129,111
          936  B/E Aerospace, Inc.                    44,774
        1,242  Cubic Corp.                            50,723
          513  Curtiss-Wright Corp.                   45,652
        5,831  DigitalGlobe, Inc. (a)                157,204
        2,091  Esterline Technologies
                 Corp. (a)                           127,195
        1,259  General Dynamics Corp.                184,934
          734  Honeywell International, Inc.          85,386
          257  Huntington Ingalls Industries,
                 Inc.                                 44,353
          789  KLX, Inc. (a)                          25,485
        1,851  Moog, Inc., Class A (a)               101,935
        5,028  Spirit AeroSystems Holdings,
                 Inc., Class A (a)                   218,115
        1,310  Teledyne Technologies,
                 Inc. (a)                            137,550
        9,589  Textron, Inc.                         373,971
                                             ---------------
                                                   1,726,388
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.5%
        2,409  Atlas Air Worldwide Holdings,
                 Inc. (a)                            104,141
        1,740  Expeditors International of
                 Washington, Inc.                     86,008
        1,155  FedEx Corp.                           186,995
        1,649  Forward Air Corp.                      76,316
        1,914  Hub Group, Inc., Class A (a)           78,359
                                             ---------------
                                                     531,819
                                             ---------------
               AIRLINES -- 1.8%
       15,480  American Airlines Group, Inc.         549,540
       12,029  Delta Air Lines, Inc.                 466,124
        4,714  SkyWest, Inc.                         135,622
        4,818  Spirit Airlines, Inc. (a)             205,969
       10,678  United Continental Holdings,
                 Inc. (a)                            500,691
                                             ---------------
                                                   1,857,946
                                             ---------------
               AUTO COMPONENTS -- 2.1%
        6,891  American Axle & Manufacturing
                 Holdings, Inc. (a)                  119,972
       14,845  BorgWarner, Inc.                      492,557
        7,250  Cooper Tire & Rubber Co.              239,178
        9,449  Dana, Inc.                            128,884
        9,977  Goodyear Tire & Rubber (The)
                 Co.                                 286,041
        4,307  Lear Corp.                            488,629
        1,846  Standard Motor Products, Inc.          77,421
        2,783  Tenneco, Inc. (a)                     157,295
        3,285  Visteon Corp.                         230,246
                                             ---------------
                                                   2,220,223
                                             ---------------
               AUTOMOBILES -- 1.4%
       34,863  Ford Motor Co.                        441,365
       15,485  General Motors Co.                    488,397
        5,652  Harley-Davidson, Inc.                 299,104


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               AUTOMOBILES (CONTINUED)
        2,672  Thor Industries, Inc.         $       204,515
                                             ---------------
                                                   1,433,381
                                             ---------------
               BANKS -- 7.7%
        2,267  1st Source Corp.                       76,194
       10,085  Associated Banc-Corp.                 187,581
          827  BancFirst Corp.                        54,226
        1,906  BancorpSouth, Inc.                     45,401
       26,419  Bank of America Corp.                 382,811
        1,173  Banner Corp.                           48,961
        7,190  BB&T Corp.                            265,095
        2,728  Berkshire Hills Bancorp, Inc.          71,937
        1,379  BOK Financial Corp.                    89,952
        4,235  Boston Private Financial
                 Holdings, Inc.                       51,328
        6,775  CIT Group, Inc.                       234,144
        8,270  Citigroup, Inc.                       362,309
       17,547  Citizens Financial Group,
                 Inc.                                391,825
        1,097  City Holding Co.                       51,230
        2,103  Comerica, Inc.                         95,140
          596  Community Bank System, Inc.            26,301
        1,357  Cullen/Frost Bankers, Inc.             92,127
        3,795  East West Bancorp, Inc.               129,865
       24,914  Fifth Third Bancorp                   472,868
          501  First Citizens BancShares,
                 Inc., Class A                       130,150
        2,841  First Midwest Bancorp, Inc.            53,041
        6,406  Fulton Financial Corp.                 87,442
        2,812  Hancock Holding Co.                    81,520
        2,081  Heartland Financial USA, Inc.          76,414
        1,166  Hilltop Holdings, Inc. (a)             25,395
       39,215  Huntington Bancshares, Inc.           372,542
          724  IBERIABANK Corp.                       45,228
        2,814  International Bancshares
                 Corp.                                77,160
        5,642  JPMorgan Chase & Co.                  360,919
       31,727  KeyCorp                               371,206
          722  M&T Bank Corp.                         82,712
        7,963  Old National Bancorp                  104,793
        5,899  People's United Financial,
                 Inc.                                 89,429
        4,307  PNC Financial Services Group
                 (The), Inc.                         355,974
        7,379  Popular, Inc.                         248,599
        2,544  Prosperity Bancshares, Inc.           129,973
       51,496  Regions Financial Corp.               472,218
        8,534  SunTrust Banks, Inc.                  360,903
          454  SVB Financial Group (a)                45,591
       13,672  TCF Financial Corp.                   185,802
        1,067  Texas Capital Bancshares,
                 Inc. (a)                             51,792
        2,955  Trustmark Corp.                        77,125
        4,346  U.S. Bancorp                          183,271
          813  UMB Financial Corp.                    45,048
        2,728  United Community Banks, Inc.           52,487
        4,741  Valley National Bancorp                43,001
        5,409  Wells Fargo & Co.                     259,470
        2,365  WesBanco, Inc.                         73,126


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        1,696  Wintrust Financial Corp.      $        89,549
        5,162  Zions Bancorporation                  143,917
                                             ---------------
                                                   7,905,092
                                             ---------------
               BUILDING PRODUCTS -- 0.5%
        1,531  NCI Building Systems,
                 Inc. (a)                             24,833
        3,357  Owens Corning                         177,619
        1,248  Simpson Manufacturing Co.,
                 Inc.                                 50,918
        8,019  USG Corp. (a)                         225,815
                                             ---------------
                                                     479,185
                                             ---------------
               CAPITAL MARKETS -- 3.3%
        1,245  Affiliated Managers Group,
                 Inc. (a)                            182,741
        2,849  Ameriprise Financial, Inc.            273,048
          605  Cohen & Steers, Inc.                   26,076
        1,223  Eaton Vance Corp.                      46,242
        1,502  Federated Investors, Inc.,
                 Class B                              47,418
       13,132  Franklin Resources, Inc.              475,247
        1,180  Goldman Sachs Group (The),
                 Inc.                                187,396
        3,099  Greenhill & Co., Inc.                  61,453
       10,024  Invesco Ltd.                          292,500
        9,319  Janus Capital Group, Inc.             140,717
        7,502  KCG Holdings, Inc.,
                 Class A (a)                         113,505
        1,466  Legg Mason, Inc.                       50,049
        5,757  LPL Financial Holdings,
                 Inc. (b)                            155,151
       13,494  Morgan Stanley                        387,683
        1,288  Northern Trust Corp.                   87,056
        1,754  Raymond James Financial, Inc.          96,295
        6,502  State Street Corp.                    427,702
        1,375  Stifel Financial Corp. (a)             48,606
        1,032  Virtus Investment Partners,
                 Inc.                                 86,987
       12,555  Waddell & Reed Financial,
                 Inc., Class A                       229,254
                                             ---------------
                                                   3,415,126
                                             ---------------
               CHEMICALS -- 2.9%
        3,007  A. Schulman, Inc.                      88,135
          601  Air Products and Chemicals,
                 Inc.                                 89,801
        1,636  Albemarle Corp.                       137,702
          377  Ashland, Inc.                          42,692
        7,588  Calgon Carbon Corp.                   104,714
        6,454  Eastman Chemical Co.                  420,994
        1,829  Ferro Corp. (a)                        23,704
        3,735  FMC Corp.                             177,562
        1,134  H.B. Fuller Co.                        52,799
        9,644  Huntsman Corp.                        149,096
        2,712  Innospec, Inc.                        136,332
        4,711  LyondellBasell Industries
                 N.V., Class A                       354,550
        1,293  Minerals Technologies, Inc.            84,381
       16,739  Mosaic (The) Co.                      451,953
          104  NewMarket Corp.                        44,506
        1,227  PolyOne Corp.                          43,031


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS (CONTINUED)
          819  PPG Industries, Inc.          $        85,758
          759  Praxair, Inc.                          88,454
          559  Quaker Chemical Corp.                  53,474
        1,676  Stepan Co.                            107,784
        5,037  Westlake Chemical Corp.               230,392
                                             ---------------
                                                   2,967,814
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 0.9%
          671  ABM Industries, Inc.                   24,968
          830  Clean Harbors, Inc. (a)                42,679
        1,488  Covanta Holding Corp.                  23,838
        1,954  Deluxe Corp.                          132,071
          652  G&K Services, Inc., Class A            52,297
        2,456  Herman Miller, Inc.                    80,483
        1,073  HNI Corp.                              55,935
        4,815  Interface, Inc.                        85,996
          706  Mobile Mini, Inc.                      22,952
          466  MSA Safety, Inc.                       26,040
          787  Multi-Color Corp.                      50,824
        2,555  R.R. Donnelley & Sons Co.              45,786
        9,191  Steelcase, Inc., Class A              133,269
          796  Tetra Tech, Inc.                       26,212
          862  UniFirst Corp.                        100,751
                                             ---------------
                                                     904,101
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.0%
        1,312  ADTRAN, Inc.                           23,878
       18,840  Brocade Communications
                 Systems, Inc.                       175,212
       12,220  Cisco Systems, Inc.                   373,077
        3,142  EchoStar Corp., Class A (a)           122,381
        2,849  Finisar Corp. (a)                      53,447
        1,023  Harris Corp.                           88,612
        7,477  Ixia (a)                               85,986
        1,049  NETGEAR, Inc. (a)                      53,950
        1,943  NetScout Systems, Inc. (a)             54,365
          556  Plantronics, Inc.                      26,822
                                             ---------------
                                                   1,057,730
                                             ---------------
               CONSTRUCTION & ENGINEERING
                 -- 1.0%
        2,722  AECOM (a)                              96,604
        2,633  EMCOR Group, Inc.                     146,658
        1,755  Fluor Corp.                            93,927
        1,095  Granite Construction, Inc.             54,509
        1,736  Jacobs Engineering Group,
                 Inc. (a)                             92,911
       16,329  KBR, Inc.                             228,932
        3,879  Primoris Services Corp.                70,016
        9,351  Quanta Services, Inc. (a)             239,386
                                             ---------------
                                                   1,022,943
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 0.1%
          560  Eagle Materials, Inc.                  47,012
        2,438  Summit Materials, Inc.,
                 Class A (a)                          53,977
                                             ---------------
                                                     100,989
                                             ---------------


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 2.5%
       25,672  Ally Financial, Inc.          $       463,123
        2,885  American Express Co.                  185,967
        6,900  Capital One Financial Corp.           462,852
        4,777  Discover Financial Services           271,525
        2,170  Green Dot Corp., Class A (a)           52,514
       14,473  Navient Corp.                         205,516
        3,589  Nelnet, Inc., Class A                 145,031
        5,167  PRA Group, Inc. (a)                   143,953
       20,929  Santander Consumer USA
                 Holdings, Inc. (a)                  230,010
       20,990  SLM Corp. (a)                         150,918
       10,127  Synchrony Financial (a)               282,341
                                             ---------------
                                                   2,593,750
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 1.0%
          840  Bemis Co., Inc.                        42,874
       10,344  Graphic Packaging Holding Co.         141,092
          657  Greif, Inc., Class A                   26,366
        4,136  International Paper Co.               189,470
        2,401  Owens-Illinois, Inc. (a)               45,115
        2,584  Packaging Corp. of America            192,999
        1,680  Silgan Holdings, Inc.                  83,294
        1,741  Sonoco Products Co.                    88,669
        4,510  WestRock Co.                          193,524
                                             ---------------
                                                   1,003,403
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 0.2%
        6,991  DeVry Education Group, Inc.           155,689
        4,007  Regis Corp. (a)                        53,854
        2,104  Weight Watchers
                 International, Inc. (a) (b)          25,101
                                             ---------------
                                                     234,644
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 0.6%
        2,421  Berkshire Hathaway, Inc.,
                 Class B (a)                         349,278
        2,495  Leucadia National Corp.                45,559
        7,080  Voya Financial, Inc.                  181,460
                                             ---------------
                                                     576,297
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.5%
        8,113  AT&T, Inc.                            351,212
          641  ATN International, Inc.                47,126
       15,106  CenturyLink, Inc.                     474,933
       35,011  Frontier Communications Corp.         182,057
        8,269  Iridium Communications,
                 Inc. (a)                             74,256
        8,511  Level 3 Communications,
                 Inc. (a)                            430,656
                                             ---------------
                                                   1,560,240
                                             ---------------
               ELECTRIC UTILITIES -- 3.8%
        2,007  ALLETE, Inc.                          128,147
        4,415  Alliant Energy Corp.                  177,704


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
        3,653  American Electric Power Co.,
                 Inc.                        $       253,153
        3,806  Avangrid, Inc.                        171,803
        2,984  Duke Energy Corp.                     255,401
        3,296  Edison International                  255,044
        1,553  El Paso Electric Co.                   74,047
        3,147  Entergy Corp.                         256,134
        2,926  Eversource Energy                     171,142
        9,642  Exelon Corp.                          359,454
       10,043  FirstEnergy Corp.                     350,702
        5,689  Great Plains Energy, Inc.             169,418
        2,641  OGE Energy Corp.                       84,961
        2,192  Otter Tail Corp.                       76,391
        4,005  PG&E Corp.                            256,080
        3,158  Pinnacle West Capital Corp.           249,071
        1,220  PNM Resources, Inc.                    41,919
        3,920  Portland General Electric Co.         171,186
        4,644  PPL Corp.                             175,125
        5,717  Xcel Energy, Inc.                     251,434
                                             ---------------
                                                   3,928,316
                                             ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
        3,396  Babcock & Wilcox Enterprises,
                 Inc. (a)                             52,163
        5,870  Eaton Corp. PLC                       372,217
        3,361  Emerson Electric Co.                  187,880
        2,677  Encore Wire Corp.                     100,468
        1,454  EnerSys                                90,657
          410  Hubbell, Inc.                          44,210
        3,927  Regal Beloit Corp.                    239,586
          743  Rockwell Automation, Inc.              84,999
                                             ---------------
                                                   1,172,180
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 3.2%
        1,873  Anixter International,
                 Inc. (a)                            114,777
        3,493  Arrow Electronics, Inc. (a)           232,250
        5,337  Avnet, Inc.                           219,351
        7,348  AVX Corp.                             100,374
          826  Belden, Inc.                           60,471
        5,897  Benchmark Electronics,
                 Inc. (a)                            138,226
          544  Coherent, Inc. (a)                     57,691
        8,559  Corning, Inc.                         190,181
        1,043  Dolby Laboratories, Inc.,
                 Class A                              52,473
        1,220  ePlus, Inc. (a)                       102,614
        2,794  FLIR Systems, Inc.                     91,029
        4,797  Insight Enterprises, Inc. (a)         127,600
       11,705  Jabil Circuit, Inc.                   238,197
        5,945  Keysight Technologies,
                 Inc. (a)                            173,832
        2,145  Methode Electronics, Inc.              75,139
        1,138  MTS Systems Corp.                      53,975
        1,700  Plexus Corp. (a)                       78,098
        1,202  Rogers Corp. (a)                       82,265
        4,652  Sanmina Corp. (a)                     117,882
        2,689  ScanSource, Inc. (a)                  110,330
        1,368  SYNNEX Corp.                          137,525


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 (CONTINUED)
        7,673  TE Connectivity Ltd.          $       462,528
        3,009  Tech Data Corp. (a)                   234,491
        1,975  Vishay Intertechnology, Inc.           26,327
                                             ---------------
                                                   3,277,626
                                             ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 1.1%
        8,745  Bristow Group, Inc.                    94,534
        8,886  Diamond Offshore Drilling,
                 Inc.                                201,890
        3,700  Dril-Quip, Inc. (a)                   201,391
        3,242  FMC Technologies, Inc. (a)             82,282
        2,960  Frank's International N.V.             36,467
        1,288  Helmerich & Payne, Inc.                79,817
       14,863  McDermott International,
                 Inc. (a)                             76,990
        7,240  Oceaneering International,
                 Inc.                                201,851
        1,517  Oil States International,
                 Inc. (a)                             46,906
        4,056  Patterson-UTI Energy, Inc.             78,646
          422  SEACOR Holdings, Inc. (a)              23,851
                                             ---------------
                                                   1,124,625
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 1.1%
        1,831  CVS Health Corp.                      169,770
        6,959  Kroger (The) Co.                      237,928
       15,556  SUPERVALU, Inc. (a)                    75,913
        1,569  United Natural Foods,
                 Inc. (a)                             78,419
        3,506  Wal-Mart Stores, Inc.                 255,833
        1,974  Weis Markets, Inc.                    101,997
        7,996  Whole Foods Market, Inc.              243,718
                                             ---------------
                                                   1,163,578
                                             ---------------
               FOOD PRODUCTS -- 1.7%
        8,174  Archer-Daniels-Midland Co.            368,484
        7,409  Bunge Ltd.                            487,808
        6,697  Darling Ingredients, Inc. (a)         105,679
        4,059  Dean Foods Co.                         74,929
        4,612  Flowers Foods, Inc.                    84,815
        1,589  Fresh Del Monte Produce, Inc.          90,335
          869  Hain Celestial Group (The),
                 Inc. (a)                             45,874
          659  Ingredion, Inc.                        87,805
          560  J.M. Smucker (The) Co.                 86,330
        6,788  Pilgrim's Pride Corp.                 157,821
        1,440  Sanderson Farms, Inc.                 126,129
                                             ---------------
                                                   1,716,009
                                             ---------------
               GAS UTILITIES -- 0.3%
          770  Northwest Natural Gas Co.              50,004
        1,578  South Jersey Industries, Inc.          50,306
        1,648  Southwest Gas Corp.                   127,720
        1,911  UGI Corp.                              86,492
                                             ---------------
                                                     314,522
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 0.7%
        2,171  Abbott Laboratories           $        97,152
          308  Analogic Corp.                         25,878
        9,691  Baxter International, Inc.            465,362
          513  CONMED Corp.                           20,849
        1,038  Varian Medical Systems,
                 Inc. (a)                             98,340
                                             ---------------
                                                     707,581
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 2.4%
          699  Aetna, Inc.                            80,532
        1,076  AmerisourceBergen Corp.                91,664
        2,669  Anthem, Inc.                          350,546
        5,601  Brookdale Senior Living,
                 Inc. (a)                            103,450
        1,094  Cardinal Health, Inc.                  91,458
       17,941  Community Health Systems,
                 Inc. (a)                            229,107
        2,313  Express Scripts Holding
                 Co. (a)                             175,950
        1,114  HealthSouth Corp.                      47,958
       11,048  Kindred Healthcare, Inc.              135,449
        1,346  Laboratory Corp. of America
                 Holdings (a)                        187,848
        3,307  LifePoint Health, Inc. (a)            195,708
          759  Magellan Health, Inc. (a)              51,969
        1,541  National HealthCare Corp.              99,549
        1,157  Owens & Minor, Inc.                    41,316
        2,223  Providence Service (The)
                 Corp. (a)                           107,527
        4,306  Quest Diagnostics, Inc.               371,866
        9,180  Select Medical Holdings
                 Corp. (a)                           105,570
                                             ---------------
                                                   2,467,467
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 0.0%
        1,390  HMS Holdings Corp. (a)                 27,633
                                             ---------------
               HOTELS, RESTAURANTS
                 & LEISURE -- 1.4%
        2,472  Belmond Ltd., Class A (a)              28,403
           61  Biglari Holdings, Inc. (a)             25,322
        4,839  Bloomin' Brands, Inc.                  87,005
        1,315  Bob Evans Farms, Inc.                  48,366
        3,799  Brinker International, Inc.           179,085
        2,695  Cheesecake Factory (The),
                 Inc.                                139,412
          252  Cracker Barrel Old Country
                 Store, Inc. (b)                      39,667
        1,347  Darden Restaurants, Inc.               82,921
        1,066  Dave & Buster's
                 Entertainment, Inc. (a)              47,437
        4,575  Fiesta Restaurant Group,
                 Inc. (a)                            102,206
        1,015  Hyatt Hotels Corp.,
                 Class A (a)                          51,197
        2,983  International Speedway Corp.,
                 Class A                             100,736
        1,539  Interval Leisure Group, Inc.           27,671
        2,147  La Quinta Holdings, Inc. (a)           26,558
        4,031  Las Vegas Sands Corp.                 204,170


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS
                 & LEISURE (CONTINUED)
          728  Marriott Vacations Worldwide
                 Corp.                       $        55,547
        2,630  Red Robin Gourmet Burgers,
                 Inc. (a)                            127,187
        1,708  SeaWorld Entertainment,
                 Inc. (b)                             26,303
        1,198  Wyndham Worldwide Corp.                85,082
                                             ---------------
                                                   1,484,275
                                             ---------------
               HOUSEHOLD DURABLES -- 2.3%
        3,534  CalAtlantic Group, Inc.               127,966
        2,222  Ethan Allen Interiors, Inc.            77,170
        6,035  Garmin Ltd.                           327,882
        2,408  Harman International
                 Industries, Inc.                    198,997
        6,560  KB Home (b)                           102,992
        2,639  La-Z-Boy, Inc.                         79,751
        7,605  Lennar Corp., Class A                 355,914
        3,017  M.D.C. Holdings, Inc.                  79,408
        3,323  Meritage Homes Corp. (a)              120,924
        8,874  PulteGroup, Inc.                      187,951
        6,427  Toll Brothers, Inc. (a)               180,020
        2,028  TopBuild Corp. (a)                     76,577
        1,537  Tupperware Brands Corp.                96,339
          339  Universal Electronics,
                 Inc. (a)                             26,218
        1,536  Whirlpool Corp.                       295,465
                                             ---------------
                                                   2,333,574
                                             ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.4%
       14,046  AES (The) Corp.                       173,468
        7,235  Dynegy, Inc. (a)                      109,466
        8,000  NRG Yield, Inc., Class C              143,520
                                             ---------------
                                                     426,454
                                             ---------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.1%
          818  Carlisle Cos., Inc.                    84,491
                                             ---------------
               INSURANCE -- 8.2%
        2,429  Aflac, Inc.                           175,568
          466  Alleghany Corp. (a)                   253,271
        2,506  Allstate (The) Corp.                  171,235
        8,753  American Equity Investment
                 Life Holding Co.                    139,435
        1,170  American Financial Group,
                 Inc.                                 85,527
        1,614  American International Group,
                 Inc.                                 87,866
          764  American National Insurance
                 Co.                                  87,363
        2,403  Argo Group International
                 Holdings Ltd.                       124,692
        3,683  Arthur J. Gallagher & Co.             181,167
        4,661  Aspen Insurance Holdings Ltd.         214,220
          501  Assurant, Inc.                         41,588
        8,522  Assured Guaranty Ltd.                 228,304
        3,931  Axis Capital Holdings Ltd.            218,485


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE (CONTINUED)
          653  Chubb Ltd.                    $        81,795
        1,140  Cincinnati Financial Corp.             85,158
       12,382  CNO Financial Group, Inc.             215,075
        4,298  Employers Holdings, Inc.              122,579
        2,575  Endurance Specialty Holdings
                 Ltd.                                174,147
        2,399  Everest Re Group, Ltd.                453,435
        1,210  FBL Financial Group, Inc.,
                 Class A                              75,468
        3,225  First American Financial
                 Corp.                               134,837
        4,674  FNF Group                             176,070
        9,486  Genworth Financial, Inc.,
                 Class A (a)                          27,130
        2,044  Hanover Insurance Group
                 (The), Inc.                         168,303
        5,769  Hartford Financial Services
                 Group (The), Inc.                   229,895
        1,477  Horace Mann Educators Corp.            50,484
          910  Infinity Property & Casualty
                 Corp.                                74,656
        2,370  Kemper Corp.                           81,220
        6,604  Lincoln National Corp.                288,397
       10,190  Maiden Holdings Ltd.                  142,354
        7,305  MBIA, Inc. (a)                         61,654
        8,802  MetLife, Inc.                         376,198
          639  National Western Life Group,
                 Inc., Class A                       120,860
          798  Navigators Group (The), Inc.           74,749
        6,724  Old Republic International
                 Corp.                               130,311
        6,228  Principal Financial Group,
                 Inc.                                290,412
          807  ProAssurance Corp.                     41,690
        2,547  Progressive (The) Corp.                82,803
        6,143  Prudential Financial, Inc.            462,506
          892  Reinsurance Group of America,
                 Inc.                                 88,531
        1,473  RenaissanceRe Holdings Ltd.           173,107
          810  Safety Insurance Group, Inc.           51,597
        1,922  Selective Insurance Group,
                 Inc.                                 75,266
        2,836  Torchmark Corp.                       175,463
        2,945  Travelers (The) Cos., Inc.            342,268
        2,352  United Fire Group, Inc.                98,784
       11,028  Unum Group                            368,446
        3,559  Validus Holdings Ltd.                 175,921
        2,165  W. R. Berkley Corp.                   125,981
          103  White Mountains Insurance
                 Group Ltd.                           84,596
       13,156  XL Group Ltd.                         455,329
                                             ---------------
                                                   8,446,196
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.3%
          884  HSN, Inc.                              45,225
        6,909  Liberty Interactive Corp.
                 QVC Group Class A (a)               185,230
          525  Shutterfly, Inc. (a)                   27,925
                                             ---------------
                                                     258,380
                                             ---------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                 -- 0.5%
        3,134  Akamai Technologies,
                 Inc. (a)                    $       158,361
        3,272  Bankrate, Inc. (a)                     26,078
        3,645  eBay, Inc. (a)                        113,578
       10,364  Rackspace Hosting, Inc. (a)           242,829
                                             ---------------
                                                     540,846
                                             ---------------
               IT SERVICES -- 1.8%
        1,459  Booz Allen Hamilton Holding
                 Corp.                                45,054
        1,913  CACI International, Inc.,
                 Class A (a)                         182,366
        1,742  Computer Sciences Corp.                83,320
        1,485  DST Systems, Inc.                     183,145
        1,687  International Business
                 Machines Corp.                      270,966
        2,710  Leidos Holdings, Inc. (b)             135,527
        1,941  ManTech International Corp.,
                 Class A                              76,689
        5,305  NeuStar, Inc.,
                 Class A (a) (b)                     133,633
        2,456  Perficient, Inc. (a)                   54,572
       13,348  Western Union (The) Co.               266,960
       36,942  Xerox Corp.                           380,503
                                             ---------------
                                                   1,812,735
                                             ---------------
               LEISURE PRODUCTS -- 0.3%
        1,908  Brunswick Corp.                        94,675
        2,397  Callaway Golf Co.                      25,648
        2,115  Polaris Industries, Inc.              208,856
                                             ---------------
                                                     329,179
                                             ---------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 0.0%
          302  Bio-Rad Laboratories, Inc.,
                 Class A (a)                          43,817
                                             ---------------
               MACHINERY -- 4.2%
        3,670  AGCO Corp.                            176,747
        3,160  American Railcar Industries,
                 Inc.                                132,752
          436  Astec Industries, Inc.                 26,282
        3,766  Barnes Group, Inc.                    142,844
        4,711  Briggs & Stratton Corp.               107,081
        1,126  Caterpillar, Inc.                      93,188
        1,422  CLARCOR, Inc.                          88,534
        4,902  Colfax Corp. (a)                      143,923
        2,287  Crane Co.                             142,480
        3,118  Cummins, Inc.                         382,797
        2,163  Deere & Co.                           168,087
        1,258  Donaldson Co., Inc.                    45,452
        3,693  Dover Corp.                           263,791
        1,249  ESCO Technologies, Inc.                52,895
        7,747  Federal Signal Corp.                  101,873
          957  Flowserve Corp.                        45,792
        1,510  Franklin Electric Co., Inc.            58,467
        4,282  Greenbrier (The) Cos.,
                 Inc. (b)                            140,578
        1,661  Hillenbrand, Inc.                      53,733
        1,340  Ingersoll-Rand PLC                     88,788


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY (CONTINUED)
        6,760  ITT, Inc.                     $       214,360
        1,107  Kennametal, Inc.                       27,520
        2,303  Mueller Industries, Inc.               78,394
        2,143  Mueller Water Products,
                 Inc., Class A                        25,416
          517  Nordson Corp.                          45,646
        3,625  Oshkosh Corp.                         199,701
        1,645  PACCAR, Inc.                           97,006
        1,622  Parker-Hannifin Corp.                 185,216
        3,827  SPX FLOW, Inc. (a)                    104,401
        1,680  Sun Hydraulics Corp.                   50,736
          454  Tennant Co.                            29,092
        5,641  Timken (The) Co.                      188,691
       11,642  Trinity Industries, Inc.              270,211
        9,821  Wabash National Corp. (a)             142,208
        1,231  Wabtec Corp.                           84,324
          750  Woodward, Inc.                         43,905
        1,911  Xylem, Inc.                            91,365
                                             ---------------
                                                   4,334,276
                                             ---------------
               MARINE -- 0.1%
        2,772  Kirby Corp. (a)                       151,046
                                             ---------------
               MEDIA -- 2.3%
        2,372  Cinemark Holdings, Inc.                89,187
        3,927  Comcast Corp., Class A                264,091
       17,369  Discovery Communications,
                 Inc., Class A (a)                   435,788
        9,032  Gannett Co., Inc.                     115,248
        2,486  John Wiley & Sons, Inc.,
                 Class A                             143,442
          694  Loral Space & Communications,
                 Inc. (a)                             24,380
        1,922  Meredith Corp.                        104,711
        6,902  New Media Investment Group,
                 Inc.                                121,889
        3,573  New York Times (The) Co.,
                 Class A                              46,378
        3,149  Scholastic Corp.                      129,424
        7,465  TEGNA, Inc.                           163,484
        3,481  Time Warner, Inc.                     266,819
        3,155  Twenty-First Century Fox,
                 Inc., Class A                        84,049
        8,454  Viacom, Inc., Class B                 384,403
                                             ---------------
                                                   2,373,293
                                             ---------------
               METALS & MINING -- 0.6%
        9,206  Alcoa, Inc.                            97,768
        1,920  Allegheny Technologies, Inc.           34,195
        2,952  Commercial Metals Co.                  48,826
        1,748  Compass Minerals
                 International, Inc.                 121,643
        2,249  Reliance Steel & Aluminum Co.         176,412
        3,067  Worthington Industries, Inc.          135,899
                                             ---------------
                                                     614,743
                                             ---------------
               MULTILINE RETAIL -- 1.9%
        1,465  Big Lots, Inc.                         77,909
        3,568  Dillard's, Inc., Class A              241,482


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL (CONTINUED)
          908  Dollar General Corp.          $        86,024
       11,557  Kohl's Corp.                          480,656
       10,431  Macy's, Inc.                          373,743
        6,728  Nordstrom, Inc. (b)                   297,579
        5,021  Target Corp.                          378,232
                                             ---------------
                                                   1,935,625
                                             ---------------
               MULTI-UTILITIES -- 1.4%
        2,895  Avista Corp.                          125,933
        1,861  CMS Energy Corp.                       84,080
        2,179  Consolidated Edison, Inc.             174,494
        1,768  DTE Energy Co.                        172,415
        3,218  NiSource, Inc.                         82,574
        7,522  Public Service Enterprise
                 Group, Inc.                         346,087
        2,317  SCANA Corp.                           173,636
        1,537  Sempra Energy                         171,960
        2,463  Vectren Corp.                         127,411
                                             ---------------
                                                   1,458,590
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 4.5%
       19,248  Alon USA Energy, Inc.                 136,083
       16,868  Antero Resources Corp. (a)            441,773
        2,442  Chevron Corp.                         250,256
        4,020  ConocoPhillips                        164,096
        1,521  CONSOL Energy, Inc.                    29,477
       11,158  CVR Energy, Inc. (b)                  165,138
        9,442  Delek US Holdings, Inc.               118,214
        1,870  Exxon Mobil Corp.                     166,337
        2,530  Green Plains, Inc.                     57,380
       18,436  HollyFrontier Corp.                   468,643
       17,057  Marathon Oil Corp.                    232,658
       11,545  Marathon Petroleum Corp.              454,758
       10,683  Oasis Petroleum, Inc. (a)              81,191
        3,637  PBF Energy, Inc., Class A              81,251
        5,523  Phillips 66                           420,079
          752  SemGroup Corp., Class A                21,778
        1,848  SM Energy Co.                          50,136
        1,742  Targa Resources Corp.                  64,907
        5,849  Tesoro Corp.                          445,401
        8,593  Valero Energy Corp.                   449,242
       10,480  Western Refining, Inc.                218,508
        1,821  World Fuel Services Corp.              86,680
                                             ---------------
                                                   4,603,986
                                             ---------------
               PAPER & FOREST PRODUCTS
                 -- 0.5%
        4,348  Boise Cascade Co. (a)                 118,135
        1,123  Clearwater Paper Corp. (a)             70,648
        9,587  KapStone Paper and Packaging
                 Corp.                               136,902
          689  Neenah Paper, Inc.                     51,971
        2,828  Schweitzer-Mauduit
                 International, Inc.                 106,927
                                             ---------------
                                                     484,583
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PERSONAL PRODUCTS -- 0.1%
          857  Inter Parfums, Inc.           $        27,887
        1,080  Nu Skin Enterprises, Inc.,
                 Class A                              57,672
                                             ---------------
                                                      85,559
                                             ---------------
               PHARMACEUTICALS -- 0.1%
        5,642  Catalent, Inc. (a)                    144,097
                                             ---------------
               PROFESSIONAL SERVICES -- 0.8%
        1,805  FTI Consulting, Inc. (a)               77,326
        1,215  Huron Consulting Group,
                 Inc. (a)                             74,686
          317  Insperity, Inc.                        24,881
        3,547  Korn/Ferry International               81,617
        2,688  ManpowerGroup, Inc.                   186,547
        7,723  Navigant Consulting, Inc. (a)         152,220
        3,399  Robert Half International,
                 Inc.                                124,200
        6,592  TrueBlue, Inc. (a)                    147,199
                                             ---------------
                                                     868,676
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 4.4%
        6,896  Apple Hospitality REIT, Inc.          140,471
        2,574  Brandywine Realty Trust                43,423
       10,287  Capstead Mortgage Corp.               102,356
        6,599  Care Capital Properties, Inc.         195,198
       10,718  CBL & Associates Properties,
                 Inc.                                131,724
        4,292  Chesapeake Lodging Trust              108,459
       11,016  Chimera Investment Corp.              184,848
        2,924  Corporate Office Properties
                 Trust                                87,603
        3,704  Corrections Corp. of America          118,713
       13,813  DiamondRock Hospitality Co.           135,644
        4,453  Equity Commonwealth (a)               133,679
        9,690  Forest City Realty Trust,
                 Inc., Class A                       229,168
        5,984  Franklin Street Properties
                 Corp.                                76,715
        3,795  GEO Group (The), Inc.                 131,345
        4,504  Hospitality Properties Trust          143,723
       21,628  Host Hotels & Resorts, Inc.           383,681
        4,186  InfraREIT, Inc.                        73,925
        1,788  Invesco Mortgage Capital,
                 Inc.                                 25,747
       15,422  Investors Real Estate Trust           102,094
        9,169  LaSalle Hotel Properties              252,606
        9,870  Lexington Realty Trust                107,287
       23,790  MFA Financial, Inc.                   178,901
        3,801  Pebblebrook Hotel Trust               112,700
        6,148  PennyMac Mortgage Investment
                 Trust                                99,782
        7,225  Redwood Trust, Inc.                   103,101
       10,079  RLJ Lodging Trust                     239,275
        3,839  Select Income REIT                    106,571
        2,076  Senior Housing Properties
                 Trust                                46,108
        2,087  Starwood Property Trust, Inc.          45,496
        9,420  Summit Hotel Properties, Inc.         133,575
       17,912  Sunstone Hotel Investors, Inc.        238,230
        1,596  Tier REIT, Inc.                        27,818
       20,205  Two Harbors Investment Corp.          176,794


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
        7,433  Xenia Hotels & Resorts, Inc.  $       133,497
                                             ---------------
                                                   4,550,257
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.3%
        2,219  Jones Lang LaSalle, Inc.              242,914
        2,980  Realogy Holdings Corp. (a)             92,350
                                             ---------------
                                                     335,264
                                             ---------------
               ROAD & RAIL -- 3.1%
       13,443  CSX Corp.                             380,840
        2,934  Genesee & Wyoming, Inc.,
                 Class A (a)                         189,976
        5,738  Heartland Express, Inc.               106,268
       11,718  Hertz Global Holdings,
                 Inc. (a)                            570,432
        2,166  J.B. Hunt Transport Services,
                 Inc.                                180,059
        2,842  Kansas City Southern                  273,145
        6,507  Knight Transportation, Inc.           194,104
          630  Landstar System, Inc.                  44,409
        4,118  Norfolk Southern Corp.                369,714
        2,868  Old Dominion Freight Line,
                 Inc. (a)                            199,785
        2,829  Ryder System, Inc.                    186,431
        6,475  Swift Transportation Co. (a)          124,644
        2,934  Union Pacific Corp.                   273,009
        5,430  Werner Enterprises, Inc.              136,401
                                             ---------------
                                                   3,229,217
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 2.4%
       21,692  Amkor Technology, Inc. (a)            136,443
        1,178  Cabot Microelectronics Corp.           61,986
        3,908  Diodes, Inc. (a)                       72,337
        9,039  First Solar, Inc. (a)                 421,941
       13,361  Intel Corp.                           465,765
        5,423  Intersil Corp., Class A                82,863
       13,611  Marvell Technology Group Ltd.         159,929
        2,391  Maxim Integrated Products,
                 Inc.                                 97,505
       31,848  Micron Technology, Inc. (a)           437,592
       19,609  ON Semiconductor Corp. (a)            196,678
          489  Power Integrations, Inc.               27,907
        4,779  QUALCOMM, Inc.                        299,070
        1,478  Veeco Instruments, Inc. (a)            24,786
                                             ---------------
                                                   2,484,802
                                             ---------------
               SOFTWARE -- 0.5%
        7,798  CA, Inc.                              270,201
        4,068  Mentor Graphics Corp.                  86,892
          994  Monotype Imaging Holdings,
                 Inc.                                 19,671
        2,085  Oracle Corp.                           85,568
        1,565  Rovi Corp. (a)                         29,438
          756  VMware, Inc., Class A (a) (b)          55,173
                                             ---------------
                                                     546,943
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL -- 5.6%
        5,698  Aaron's, Inc.                 $       136,467
        7,003  Abercrombie & Fitch Co.,
                 Class A                             145,032
       13,571  American Eagle Outfitters,
                 Inc.                                243,192
        1,392  Asbury Automotive Group,
                 Inc. (a)                             84,634
        3,501  Ascena Retail Group, Inc. (a)          28,463
        3,681  AutoNation, Inc. (a)                  196,381
        6,469  Barnes & Noble, Inc.                   84,615
       10,140  Bed Bath & Beyond, Inc.               455,793
       14,321  Best Buy Co., Inc.                    481,186
        3,839  Buckle (The), Inc. (b)                105,150
        1,727  Cabela's, Inc. (a)                     89,165
        4,121  Caleres, Inc.                         108,465
        1,741  CarMax, Inc. (a)                      101,431
        1,947  Cato (The) Corp., Class A              69,644
          916  Children's Place (The), Inc.           76,559
        2,007  CST Brands, Inc.                       89,753
        3,838  Dick's Sporting Goods, Inc.           196,851
        4,711  DSW, Inc., Class A                    114,289
        8,596  Express, Inc. (a)                     128,596
        2,471  Finish Line (The), Inc.,
                 Class A                              53,695
        8,134  GameStop Corp., Class A               251,747
       20,652  Gap (The), Inc.                       532,615
        1,939  Genesco, Inc. (a)                     134,605
        5,340  GNC Holdings, Inc., Class A           108,989
        2,022  Group 1 Automotive, Inc.              126,011
        6,630  Guess?, Inc.                           97,594
        2,868  Hibbett Sports, Inc. (a)              100,151
        1,749  Murphy USA, Inc. (a)                  134,043
        5,498  Penske Automotive Group, Inc.         217,831
        1,470  Sally Beauty Holdings,
                 Inc. (a)                             43,115
        2,334  Select Comfort Corp. (a)               55,689
       25,080  Staples, Inc.                         232,993
        4,222  Tiffany & Co.                         272,404
        6,289  Urban Outfitters, Inc. (a)            188,041
        4,080  Vitamin Shoppe, Inc. (a)              119,381
        2,488  Williams-Sonoma, Inc.                 134,551
                                             ---------------
                                                   5,739,121
                                             ---------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.4%
          818  Cray, Inc. (a)                         25,816
        5,023  Diebold, Inc.                         141,850
       23,986  Hewlett Packard Enterprise
                 Co.                                 504,186
       20,400  HP, Inc.                              285,804
        3,471  NetApp, Inc.                           91,461
        4,015  Super Micro Computer,
                 Inc. (a)                             86,523
        7,418  Western Digital Corp.                 352,429
                                             ---------------
                                                   1,488,069
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.3%
        2,095  Coach, Inc.                            90,315
        1,503  Columbia Sportswear Co.                86,047
        1,735  Deckers Outdoor Corp. (a)             114,527
        4,372  Fossil Group, Inc. (a)                138,155
        2,837  G-III Apparel Group Ltd. (a)          113,565


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY
                 GOODS (CONTINUED)
        2,294  PVH Corp.                     $       231,832
        3,912  Ralph Lauren Corp.                    383,728
        2,530  Steven Madden Ltd. (a)                 88,601
        1,388  VF Corp.                               86,653
        2,455  Wolverine World Wide, Inc.             60,123
                                             ---------------
                                                   1,393,546
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.9%
        6,715  EverBank Financial Corp.              120,601
        4,088  Flagstar Bancorp, Inc. (a)            107,964
       36,335  MGIC Investment Corp. (a)             261,249
        2,174  Nationstar Mortgage Holdings,
                 Inc. (a)                             27,458
        1,650  Northwest Bancshares, Inc.             24,601
       14,313  Ocwen Financial Corp. (a)              28,626
        1,837  PHH Corp. (a)                          26,839
       20,748  Radian Group, Inc.                    267,649
        3,565  Washington Federal, Inc.               89,125
                                             ---------------
                                                     954,112
                                             ---------------
               TOBACCO -- 0.1%
        2,160  Universal Corp.                       128,110
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 1.1%
        8,073  Air Lease Corp.                       232,583
        2,837  GATX Corp.                            126,899
        1,727  Kaman Corp.                            74,537
        1,226  MSC Industrial Direct Co.,
                 Inc., Class A                        88,064
        5,788  Rush Enterprises, Inc.,
                 Class A (a)                         133,008
        1,933  United Rentals, Inc. (a)              154,002
          771  W.W. Grainger, Inc.                   168,734
        2,422  WESCO International, Inc. (a)         135,002
                                             ---------------
                                                   1,112,829
                                             ---------------
               WATER UTILITIES -- 0.0%
          701  California Water Service
                 Group                                23,645
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.9%
       77,391  Sprint Corp. (a) (b)                  475,181
        7,289  Telephone and Data Systems,
                 Inc.                                229,531
        5,505  United States Cellular
                 Corp. (a)                           222,677
                                             ---------------
                                                     927,389
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 99.9%                        103,218,333
               (Cost $99,181,511)            ---------------

               MONEY MARKET FUNDS -- 0.5%
      372,584  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)                     372,584


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
      103,243  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.21% (c)           $       103,243
                                             ---------------
               TOTAL MONEY MARKET
                 FUNDS -- 0.5%                       475,827
               (Cost $475,827)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$     147,537  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $147,540.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $150,877. (d)                       147,537
      305,636  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $305,644.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $312,725. (d)                    305,636
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.4%                  453,173
               (Cost $453,173)               ---------------

               TOTAL INVESTMENTS -- 100.8%       104,147,333
               (Cost $100,110,511) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.8)%              (851,603)
                                             ---------------
               NET ASSETS -- 100.0%          $   103,295,730
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $823,137 and the total value of the collateral held by the Fund is $825,757.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $100,678,507. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,109,174 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,640,348.


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2016

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                     ---------------------------------------
Common Stocks*       $103,218,333      $      --   $      --
Money Market Funds        475,827             --          --
Repurchase
   Agreements                  --        453,173          --
                     ---------------------------------------
Total Investments    $103,694,160      $ 453,173   $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $       823,137
Non-cash Collateral(2)                              (823,137)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       453,173
Non-cash Collateral(4)                              (453,173)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.4%
        5,751  Aerojet Rocketdyne Holdings,
                 Inc. (a)                    $       108,464
        2,728  HEICO Corp.                           189,623
        1,488  Lockheed Martin Corp.                 376,062
        4,229  Mercury Systems, Inc. (a)             109,616
        1,662  Northrop Grumman Corp.                360,039
        2,717  Raytheon Co.                          379,103
        3,381  TASER International, Inc. (a)          97,914
        1,401  TransDigm Group, Inc. (a)             391,608
                                             ---------------
                                                   2,012,429
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.3%
        2,003  United Parcel Service, Inc.,
                 Class B                             216,525
        2,776  XPO Logistics, Inc. (a)                82,225
                                             ---------------
                                                     298,750
                                             ---------------
               AIRLINES -- 0.3%
          241  Allegiant Travel Co.                   31,274
        1,630  Hawaiian Holdings, Inc. (a)            74,214
        3,768  Southwest Airlines Co.                139,454
                                             ---------------
                                                     244,942
                                             ---------------
               AUTO COMPONENTS -- 0.5%
        1,331  Cooper-Standard Holding,
                 Inc. (a)                            117,194
        1,838  Dorman Products, Inc. (a)             117,081
        1,239  Drew Industries, Inc.                 113,505
        4,718  Gentex Corp.                           83,367
                                             ---------------
                                                     431,147
                                             ---------------
               BANKS -- 2.9%
        2,084  Ameris Bancorp                         69,105
        1,059  Bank of Hawaii Corp.                   72,986
        1,186  BankUnited, Inc.                       35,604
        1,852  BNC Bancorp                            44,930
        1,870  Brookline Bancorp, Inc.                21,299
          716  Capital Bank Financial Corp.,
                 Class A                              21,401
        1,660  Chemical Financial Corp.               68,691
        2,283  Commerce Bancshares, Inc.             107,963
        2,463  Customers Bancorp, Inc. (a)            63,398
          874  Eagle Bancorp, Inc. (a)                45,055
        1,820  FCB Financial Holdings, Inc.,
                 Class A (a)                          63,645
        4,571  First Commonwealth Financial
                 Corp.                                44,110
        4,324  First Financial Bancorp                92,144
        1,887  First Financial Bankshares,
                 Inc.                                 64,479
        2,645  First Horizon National Corp.           38,511
        1,687  First Merchants Corp.                  44,199
        3,083  First Republic Bank                   220,959
        1,582  Glacier Bancorp, Inc.                  43,632
        2,667  Great Western Bancorp, Inc.            88,464
        1,790  Hanmi Financial Corp.                  43,891
        1,842  Home BancShares, Inc.                  38,443
        1,383  Hope Bancorp, Inc. (a)                 21,257


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
          920  Independent Bank Corp.        $        46,193
        3,289  Investors Bancorp, Inc.                37,363
          895  Lakeland Financial Corp.               45,958
        3,125  LegacyTexas Financial Group,
                 Inc.                                 89,125
        5,023  MB Financial, Inc.                    192,833
        2,162  NBT Bancorp, Inc.                      64,471
        1,244  Opus Bank                              40,156
          458  Park National Corp.                    41,000
          746  Pinnacle Financial Partners,
                 Inc.                                 39,620
          638  Renasant Corp.                         20,556
          844  S&T Bancorp, Inc.                      21,514
        1,703  ServisFirst Bancshares, Inc.           86,223
        1,340  Simmons First National Corp.,
                 Class A                              61,573
          303  South State Corp.                      22,092
        2,066  State Bank Financial Corp.             45,204
        1,257  Synovus Financial Corp.                38,263
          952  Tompkins Financial Corp.               69,249
        2,859  TowneBank                              65,614
        1,702  Union Bankshares Corp.                 45,682
          544  Washington Trust Bancorp,
                 Inc.                                 20,650
        1,116  Western Alliance Bancorp (a)           37,977
          822  Yadkin Financial Corp.                 20,706
                                             ---------------
                                                   2,506,188
                                             ---------------
               BEVERAGES -- 1.5%
        1,587  Coca-Cola (The) Co.                    69,241
          420  Coca-Cola Bottling Co.
                 Consolidated                         59,812
        1,787  Constellation Brands, Inc.,
                 Class A                             294,194
        3,058  Dr Pepper Snapple Group, Inc.         301,243
        1,461  Molson Coors Brewing Co.,
                 Class B                             149,256
          919  Monster Beverage Corp. (a)            147,619
        1,674  National Beverage Corp. (a)            96,021
        1,395  PepsiCo, Inc.                         151,943
                                             ---------------
                                                   1,269,329
                                             ---------------
               BIOTECHNOLOGY -- 1.7%
        3,486  AbbVie, Inc.                          230,878
        1,821  Acceleron Pharma, Inc. (a)             61,768
        1,758  AMAG Pharmaceuticals,
                 Inc. (a)                             46,640
          473  Amgen, Inc.                            81,370
        5,691  ARIAD Pharmaceuticals,
                 Inc. (a)                             54,122
       13,461  Exelixis, Inc. (a)                    123,572
        2,543  Five Prime Therapeutics,
                 Inc. (a)                            128,905
          797  Genomic Health, Inc. (a)               23,137
          899  Incyte Corp. (a)                       81,099
        6,433  Ironwood Pharmaceuticals,
                 Inc. (a)                             90,898
          729  Kite Pharma, Inc. (a)                  41,283
        7,326  Lexicon Pharmaceuticals,
                 Inc. (a) (b)                        119,560
        1,222  Ligand Pharmaceuticals,
                 Inc. (a)                            164,823
        2,585  MiMedx Group, Inc. (a)                 19,362


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        1,910  Momenta Pharmaceuticals,
                 Inc. (a)                    $        21,507
          874  Portola Pharmaceuticals,
                 Inc. (a)                             22,689
        2,939  PTC Therapeutics, Inc. (a)             17,546
          754  Repligen Corp. (a)                     21,564
        1,645  Spark Therapeutics, Inc. (a)           95,311
                                             ---------------
                                                   1,446,034
                                             ---------------
               BUILDING PRODUCTS -- 2.0%
        2,068  A.O. Smith Corp.                      192,097
        2,250  AAON, Inc.                             59,580
        1,050  Allegion PLC                           76,010
          634  American Woodmark Corp. (a)            47,062
        1,335  Apogee Enterprises, Inc.               62,411
        7,476  Builders FirstSource,
                 Inc. (a)                             96,366
        5,098  Fortune Brands Home &
                 Security, Inc.                      322,550
        4,989  Griffon Corp.                          85,511
        1,278  Lennox International, Inc.            200,390
        6,975  Masco Corp.                           254,448
        7,216  Ply Gem Holdings, Inc. (a)            110,838
        1,378  Trex Co., Inc. (a)                     66,833
        1,134  Universal Forest Products,
                 Inc.                                122,608
                                             ---------------
                                                   1,696,704
                                             ---------------
               CAPITAL MARKETS -- 0.5%
          745  Artisan Partners Asset
                 Management, Inc., Class A            20,830
        1,852  Bank of New York Mellon
                 (The) Corp.                          72,969
        8,369  BGC Partners, Inc., Class A            74,233
          467  Evercore Partners, Inc.,
                 Class A                              23,663
        1,030  Interactive Brokers Group,
                 Inc., Class A                        35,885
        1,495  SEI Investments Co.                    67,275
          986  T. Rowe Price Group, Inc.              69,701
        1,242  TPG Specialty Lending, Inc.            21,797
        2,336  Virtu Financial, Inc.,
                 Class A                              40,179
                                             ---------------
                                                     426,532
                                             ---------------
               CHEMICALS -- 1.2%
          346  Balchem Corp.                          22,099
          782  Chemtura Corp. (a)                     21,966
        1,246  Ecolab, Inc.                          147,501
        1,712  International Flavors &
                 Fragrances, Inc.                    228,124
        4,736  Platform Specialty Products
                 Corp. (a)                            43,571
        2,085  Scotts Miracle-Gro (The) Co.,
                 Class A                             153,769
          735  Sherwin-Williams (The) Co.            220,302
        2,449  Trinseo S.A.                          121,936
          498  W.R. Grace & Co.                       37,285
                                             ---------------
                                                     996,553
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 2.4%
        3,764  Cintas Corp.                  $       403,764
        3,718  Copart, Inc. (a)                      187,536
        4,404  Healthcare Services Group,
                 Inc.                                170,919
        4,366  KAR Auction Services, Inc.            186,734
        3,464  Knoll, Inc.                            87,466
        1,512  Matthews International Corp.,
                 Class A                              90,886
        7,199  Republic Services, Inc.               369,021
        3,736  Rollins, Inc.                         105,281
        1,347  US Ecology, Inc.                       61,019
        5,574  Waste Management, Inc.                368,553
                                             ---------------
                                                   2,031,179
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.9%
          566  Arista Networks, Inc. (a)              40,339
        2,596  F5 Networks, Inc. (a)                 320,398
          370  InterDigital, Inc.                     21,849
        3,198  Juniper Networks, Inc.                 72,563
        4,714  Ubiquiti Networks, Inc. (a)           210,810
        1,021  ViaSat, Inc. (a)                       75,380
                                             ---------------
                                                     741,339
                                             ---------------
               CONSTRUCTION & ENGINEERING
                 -- 0.3%
        3,228  Comfort Systems USA, Inc.              98,067
        2,030  Dycom Industries, Inc. (a)            190,921
                                             ---------------
                                                     288,988
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 1.1%
        3,450  Headwaters, Inc. (a)                   68,620
        1,924  Martin Marietta Materials,
                 Inc.                                389,899
        1,726  US Concrete, Inc. (a)                 111,327
        3,069  Vulcan Materials Co.                  380,495
                                             ---------------
                                                     950,341
                                             ---------------
               CONSUMER FINANCE -- 0.0%
          197  Credit Acceptance Corp. (a)            35,592
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 0.7%
        1,382  AptarGroup, Inc.                      108,045
        1,950  Avery Dennison Corp.                  151,885
        4,691  Berry Plastics Group,
                 Inc. (a)                            192,331
        1,420  Crown Holdings, Inc. (a)               75,217
        1,565  Sealed Air Corp.                       73,837
                                             ---------------
                                                     601,315
                                             ---------------
               DISTRIBUTORS -- 0.5%
        6,808  LKQ Corp. (a)                         234,127
        1,938  Pool Corp.                            198,219
                                             ---------------
                                                     432,346
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 0.6%
        1,649  Bright Horizons Family
                 Solutions, Inc. (a)                 110,598
        1,053  Grand Canyon Education,
                 Inc. (a)                             44,289
        3,128  H&R Block, Inc.                        74,415


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                 (CONTINUED)
        6,650  LifeLock, Inc. (a)            $       111,255
        4,044  Service Corp. International           112,100
        2,747  ServiceMaster Global
                 Holdings, Inc. (a)                  103,919
                                             ---------------
                                                     556,576
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 1.7%
        1,094  CBOE Holdings, Inc.                    75,267
          739  CME Group, Inc.                        75,555
          452  FactSet Research Systems,
                 Inc.                                 77,726
          577  Intercontinental Exchange,
                 Inc.                                152,444
        1,253  MarketAxess Holdings, Inc.            202,560
          446  Morningstar, Inc.                      37,723
        3,832  MSCI, Inc.                            329,705
        3,337  Nasdaq, Inc.                          236,126
        2,012  S&P Global, Inc.                      245,866
                                             ---------------
                                                   1,432,972
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.0%
       23,005  Cincinnati Bell, Inc. (a)             115,025
        3,860  Consolidated Communications
                 Holdings, Inc.                      107,887
          666  SBA Communications Corp.,
                 Class A (a)                          76,590
        5,292  Verizon Communications, Inc.          293,230
       17,235  Vonage Holdings Corp. (a)             102,203
        5,220  Zayo Group Holdings, Inc. (a)         147,726
                                             ---------------
                                                     842,661
                                             ---------------
               ELECTRIC UTILITIES -- 0.9%
        1,792  IDACORP, Inc.                         144,884
        1,488  MGE Energy, Inc.                       83,551
        2,266  NextEra Energy, Inc.                  290,705
        4,024  Southern (The) Co.                    215,284
                                             ---------------
                                                     734,424
                                             ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
        1,490  Acuity Brands, Inc.                   391,021
        1,402  AZZ, Inc.                              87,036
                                             ---------------
                                                     478,057
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.1%
        2,577  Amphenol Corp., Class A               153,383
        1,440  Badger Meter, Inc.                    100,426
        5,384  CDW Corp.                             231,135
        1,691  Cognex Corp.                           76,383
        2,832  Fabrinet (a)                          106,936
        2,242  II-VI, Inc. (a)                        45,064
          617  Littelfuse, Inc.                       77,137
        2,150  Universal Display Corp. (a)           152,306
          727  Zebra Technologies Corp.,
                 Class A (a)                          38,538
                                             ---------------
                                                     981,308
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                 -- 0.1%
          588  Core Laboratories N.V.        $        68,684
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 0.6%
        1,386  Casey's General Stores, Inc.          185,086
        2,824  Smart & Final Stores,
                 Inc. (a)                             38,943
        2,750  SpartanNash Co.                        86,625
        1,592  Sprouts Farmers Market,
                 Inc. (a)                             36,823
        2,592  Walgreens Boots Alliance,
                 Inc.                                205,416
                                             ---------------
                                                     552,893
                                             ---------------
               FOOD PRODUCTS -- 4.1%
        3,781  B&G Foods, Inc.                       195,062
        1,569  Calavo Growers, Inc.                  103,209
        1,645  Cal-Maine Foods, Inc.                  68,925
        4,442  Campbell Soup Co.                     276,603
        4,514  ConAgra Foods, Inc.                   211,075
        5,179  General Mills, Inc.                   372,318
        1,965  Hormel Foods Corp.                     73,393
          917  J&J Snack Foods Corp.                 111,516
        1,670  Kraft Heinz (The) Co.                 144,271
        1,142  Lancaster Colony Corp.                148,414
        2,770  McCormick & Co., Inc.                 283,232
        1,628  Mead Johnson Nutrition Co.            145,218
        3,247  Mondelez International, Inc.,
                 Class A                             142,803
        2,362  Pinnacle Foods, Inc.                  118,596
        2,204  Post Holdings, Inc. (a)               191,021
        2,183  Tootsie Roll Industries, Inc.          81,055
        5,531  Tyson Foods, Inc., Class A            407,082
        7,869  WhiteWave Foods (The) Co. (a)         436,651
                                             ---------------
                                                   3,510,444
                                             ---------------
               GAS UTILITIES -- 1.0%
        4,542  Atmos Energy Corp.                    362,406
          935  Chesapeake Utilities Corp.             59,905
        2,737  ONE Gas, Inc.                         177,796
        2,058  Spire, Inc.                           142,825
        1,545  WGL Holdings, Inc.                    109,371
                                             ---------------
                                                     852,303
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 6.1%
          437  Abaxis, Inc.                           21,614
        1,667  ABIOMED, Inc. (a)                     196,656
        2,262  Align Technology, Inc. (a)            201,657
          145  Atrion Corp.                           69,136
        2,178  Becton, Dickinson and Co.             383,328
       15,806  Boston Scientific Corp. (a)           383,770
        1,591  Cantel Medical Corp.                  106,517
        1,729  Cynosure, Inc., Class A (a)            95,026
        3,657  Danaher Corp.                         297,826
        1,378  DexCom, Inc. (a)                      127,093
        3,704  Edwards Lifesciences
                 Corp. (a)                           424,182
          866  Globus Medical, Inc.,
                 Class A (a)                          19,875
          549  ICU Medical, Inc. (a)                  64,101
        1,962  IDEXX Laboratories, Inc. (a)          184,016


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT
                 & SUPPLIES (CONTINUED)
          682  Insulet Corp. (a)             $        24,136
        1,827  Integra LifeSciences
                 Holdings Corp. (a)                  153,961
          447  Intuitive Surgical, Inc. (a)          311,005
        2,002  Masimo Corp. (a)                      106,046
        4,257  Medtronic PLC                         373,041
        1,058  Meridian Bioscience, Inc.              20,483
        3,121  Merit Medical Systems,
                 Inc. (a)                             73,156
        1,944  Neogen Corp. (a)                      107,212
        1,425  Nevro Corp. (a)                       117,847
        3,051  NuVasive, Inc. (a)                    189,772
        3,879  NxStage Medical, Inc. (a)              85,765
        1,984  Orthofix International
                 N.V. (a)                             94,042
        3,413  ResMed, Inc.                          235,087
        3,083  Stryker Corp.                         358,491
        1,028  Teleflex, Inc.                        185,359
        1,921  West Pharmaceutical Services,
                 Inc.                                154,218
        1,539  Zeltiq Aesthetics, Inc. (a)            52,249
                                             ---------------
                                                   5,216,667
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 3.4%
        1,316  Acadia Healthcare Co.,
                 Inc. (a)                             74,354
        1,921  Aceto Corp.                            49,389
          814  Adeptus Health, Inc.,
                 Class A (a) (b)                      36,280
        1,174  Air Methods Corp. (a)                  39,082
        2,083  Amedisys, Inc. (a)                    111,545
        2,630  AMN Healthcare Services,
                 Inc. (a)                            111,249
        2,350  AmSurg Corp. (a)                      176,273
        3,024  Centene Corp. (a)                     213,343
          535  Chemed Corp.                           78,720
        1,948  CorVel Corp. (a)                       88,050
        3,004  Diplomat Pharmacy, Inc. (a)           107,934
        2,946  Ensign Group (The), Inc.               63,339
        3,837  HCA Holdings, Inc. (a)                295,948
        2,768  HealthEquity, Inc. (a)                 81,711
        1,671  Henry Schein, Inc. (a)                302,418
        2,429  LHC Group, Inc. (a)                   109,936
        4,080  MEDNAX, Inc. (a)                      281,153
          730  Molina Healthcare, Inc. (a)            41,471
        1,705  PharMerica Corp. (a)                   45,285
          631  Premier, Inc., Class A (a)             20,634
        2,205  Surgical Care Affiliates,
                 Inc. (a)                            114,682
        2,204  Universal Health Services,
                 Inc., Class B                       285,484
        2,695  VCA, Inc. (a)                         192,261
                                             ---------------
                                                   2,920,541
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 0.9%
          528  athenahealth, Inc. (a)                 67,473
        3,683  Cerner Corp. (a)                      229,782
        2,334  HealthStream, Inc. (a)                 56,553


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE TECHNOLOGY (CONTINUED)
        1,145  Inovalon Holdings, Inc.,
                 Class A (a)                 $        21,320
        1,555  Medidata Solutions, Inc. (a)           82,648
        2,672  Press Ganey Holdings,
                 Inc. (a)                            106,666
        5,341  Veeva Systems, Inc.,
                 Class A (a)                         202,905
                                             ---------------
                                                     767,347
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.9%
        4,421  Aramark                               158,493
        1,919  BJ's Restaurants, Inc. (a)             74,534
        1,981  Boyd Gaming Corp. (a)                  38,847
          525  Buffalo Wild Wings, Inc. (a)           88,179
          765  Choice Hotels International,
                 Inc.                                 36,942
          577  Churchill Downs, Inc.                  75,662
        1,587  ClubCorp Holdings, Inc.                23,011
        5,768  Denny's Corp. (a)                      64,371
          243  DineEquity, Inc.                       19,773
        1,110  Domino's Pizza, Inc.                  163,503
        6,558  Hilton Worldwide Holdings,
                 Inc.                                152,080
        2,121  Jack in the Box, Inc.                 187,475
        2,223  Marriott International, Inc.,
                 Class A (b)                         159,389
          598  McDonald's Corp.                       70,355
          860  Panera Bread Co., Class A (a)         188,615
        1,237  Papa John's International,
                 Inc.                                 91,476
        1,479  Penn National Gaming,
                 Inc. (a)                             22,215
          770  Popeyes Louisiana Kitchen,
                 Inc. (a)                             44,106
        1,887  Six Flags Entertainment Corp.         106,408
          763  Sonic Corp.                            20,532
        1,259  Starbucks Corp.                        73,085
        3,996  Texas Roadhouse, Inc.                 188,691
        1,055  Vail Resorts, Inc.                    150,939
        3,789  Wendy's (The) Co.                      36,602
        3,086  Wingstop, Inc.                         80,236
        1,782  Yum! Brands, Inc.                     159,346
                                             ---------------
                                                   2,474,865
                                             ---------------
               HOUSEHOLD DURABLES -- 1.8%
        1,122  Cavco Industries, Inc. (a)            111,504
        9,387  D.R. Horton, Inc.                     308,645
        1,063  Helen of Troy Ltd. (a)                105,885
        1,764  iRobot Corp. (a)                       66,891
        2,852  Leggett & Platt, Inc.                 149,930
          779  Mohawk Industries, Inc. (a)           162,764
        4,443  Newell Brands, Inc.                   233,080
          207  NVR, Inc. (a)                         352,935
        5,236  TRI Pointe Group, Inc. (a)             70,424
                                             ---------------
                                                   1,562,058
                                             ---------------
               HOUSEHOLD PRODUCTS -- 1.6%
        4,843  Central Garden & Pet Co.,
                 Class A (a)                         110,372
        3,590  Church & Dwight Co., Inc.             352,682
        2,135  Clorox (The) Co.                      279,834
        2,019  Colgate-Palmolive Co.                 150,274


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS (CONTINUED)
        5,309  HRG Group, Inc. (a)           $        79,051
        1,570  Kimberly-Clark Corp.                  203,394
        1,222  Spectrum Brands Holdings,
                 Inc.                                157,357
          527  WD-40 Co.                              60,594
                                             ---------------
                                                   1,393,558
                                             ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.2%
        2,471  Calpine Corp. (a)                      33,951
        1,922  Ormat Technologies, Inc.               87,720
        2,694  Pattern Energy Group, Inc.             65,653
                                             ---------------
                                                     187,324
                                             ---------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.3%
        1,232  3M Co.                                219,740
                                             ---------------
               INSURANCE -- 1.6%
        1,374  AMERISAFE, Inc.                        80,420
        1,488  AmTrust Financial Services,
                 Inc.                                 35,519
        2,918  Brown & Brown, Inc.                   106,974
          450  Enstar Group Ltd. (a)                  74,966
        2,477  James River Group Holdings
                 Ltd.                                 83,376
          310  Markel Corp. (a)                      294,112
        5,396  Marsh & McLennan Cos., Inc.           354,787
        6,806  National General Holdings
                 Corp.                               140,408
        1,590  RLI Corp.                             108,390
        3,331  Universal Insurance Holdings,
                 Inc.                                 72,416
                                             ---------------
                                                   1,351,368
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.7%
          516  Amazon.com, Inc. (a)                  391,546
          943  Liberty TripAdvisor Holdings,
                 Inc., Class A (a)                    22,321
           58  Priceline Group (The),
                 Inc. (a)                             78,347
        2,804  Wayfair, Inc.,
                 Class A (a) (b)                     121,974
                                             ---------------
                                                     614,188
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 2.3%
        2,104  2U, Inc. (a)                           73,598
          102  Alphabet, Inc., Class A (a)            80,717
        1,624  Benefitfocus, Inc. (a)                 69,832
        1,970  Cimpress N.V. (a)                     186,756
        2,210  Cornerstone OnDemand,
                 Inc. (a)                             95,450
          500  CoStar Group, Inc. (a)                103,950
        1,858  Envestnet, Inc. (a)                    70,920
        1,888  Facebook, Inc., Class A (a)           233,999
        2,337  GoDaddy, Inc., Class A (a)             69,923
        2,707  GrubHub, Inc. (a)                     102,649
          577  j2 Global, Inc.                        38,567
          976  LogMeIn, Inc. (a)                      83,848
        3,834  NIC, Inc.                              89,409
       11,710  Pandora Media, Inc. (a) (b)           159,256


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES
                 (CONTINUED)
        3,002  Q2 Holdings, Inc. (a)         $        89,099
        1,021  SPS Commerce, Inc. (a)                 64,650
          236  Stamps.com, Inc. (a)                   17,890
        1,709  VeriSign, Inc. (a)                    148,016
        1,065  WebMD Health Corp. (a)                 64,975
        2,770  Yelp, Inc. (a)                         89,111
                                             ---------------
                                                   1,932,615
                                             ---------------
               IT SERVICES -- 5.1%
        1,905  Accenture PLC, Class A                214,903
          367  Alliance Data Systems
                 Corp. (a)                            85,004
        3,217  Automatic Data Processing,
                 Inc.                                286,152
        1,088  Blackhawk Network Holdings,
                 Inc. (a)                             37,851
        2,795  Broadridge Financial
                 Solutions, Inc.                     189,166
        2,641  Cardtronics PLC, Class A (a)          116,178
        1,257  Cognizant Technology
                 Solutions Corp.,
                 Class A (a)                          72,265
        1,458  Convergys Corp.                        38,856
        4,736  CoreLogic, Inc. (a)                   190,766
        1,535  CSG Systems International,
                 Inc.                                 61,799
        1,054  Euronet Worldwide, Inc. (a)            80,378
        2,706  EVERTEC, Inc.                          46,543
        2,006  ExlService Holdings, Inc. (a)          99,317
        3,397  Fiserv, Inc. (a)                      374,893
          503  FleetCor Technologies,
                 Inc. (a)                             76,295
        3,034  Gartner, Inc. (a)                     304,158
        5,432  Genpact Ltd. (a)                      145,415
        4,140  Global Payments, Inc.                 309,092
        2,473  Jack Henry & Associates, Inc.         220,715
        1,975  MAXIMUS, Inc.                         116,367
        4,967  Paychex, Inc.                         294,444
        5,515  Sabre Corp.                           160,762
        1,452  Sykes Enterprises, Inc. (a)            44,562
          805  Syntel, Inc. (a)                       36,475
        1,550  TeleTech Holdings, Inc.                44,237
        6,955  Total System Services, Inc.           354,149
        6,526  Vantiv, Inc., Class A (a)             357,429
                                             ---------------
                                                   4,358,171
                                             ---------------
               LEISURE PRODUCTS -- 0.7%
        3,518  Hasbro, Inc.                          285,767
        3,868  Smith & Wesson Holding
                 Corp. (a)                           113,913
          967  Sturm Ruger & Co., Inc.                65,756
        2,291  Vista Outdoor, Inc. (a)               114,664
                                             ---------------
                                                     580,100
                                             ---------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 1.6%
        1,293  Bio-Techne Corp.                      145,359
        1,626  Cambrex Corp. (a)                      85,219
        1,326  Charles River Laboratories
                 International, Inc. (a)             116,595
        1,912  INC Research Holdings, Inc.,
                 Class A (a)                          85,103


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS
                 & SERVICES (CONTINUED)
        2,079  Luminex Corp. (a)             $        44,553
          405  Mettler-Toledo International,
                 Inc. (a)                            166,540
        1,159  PAREXEL International
                 Corp. (a)                            77,479
        1,391  PerkinElmer, Inc.                      79,176
        1,746  PRA Health Sciences, Inc. (a)          80,980
        2,262  Quintiles Transnational
                 Holdings, Inc. (a)                  175,622
        1,000  Thermo Fisher Scientific,
                 Inc.                                158,840
        1,051  Waters Corp. (a)                      167,035
                                             ---------------
                                                   1,382,501
                                             ---------------
               MACHINERY -- 1.4%
        1,550  Albany International Corp.,
                 Class A                              65,611
          923  Graco, Inc.                            68,311
          444  IDEX Corp.                             39,867
        1,419  Illinois Tool Works, Inc.             163,752
        1,717  John Bean Technologies Corp.          114,902
          949  Middleby (The) Corp. (a)              114,241
        1,160  RBC Bearings, Inc. (a)                 88,195
        2,142  Rexnord Corp. (a)                      45,603
          456  Snap-on, Inc.                          71,669
          749  Standex International Corp.            66,511
        1,328  Stanley Black & Decker, Inc.          161,618
        2,066  Toro (The) Co.                        189,969
                                             ---------------
                                                   1,190,249
                                             ---------------
               MARINE -- 0.0%
          639  Matson, Inc.                           23,880
                                             ---------------
               MEDIA -- 1.6%
          214  Cable One, Inc.                       112,110
          944  Charter Communications, Inc.,
                 Class A (a)                         221,717
        1,901  Gray Television, Inc. (a)              18,820
        9,342  Interpublic Group of Cos.
                 (The), Inc.                         215,427
        1,215  Liberty Broadband Corp.,
                 Class C (a)                          76,922
        2,717  National CineMedia, Inc.               42,331
        1,301  Nexstar Broadcasting Group,
                 Inc., Class A                        65,766
        6,615  Regal Entertainment Group,
                 Class A (b)                         155,585
        1,756  Scripps Networks Interactive,
                 Inc., Class A                       116,001
        2,441  Sinclair Broadcast Group,
                 Inc., Class A                        67,909
       37,406  Sirius XM Holdings, Inc. (a)          164,212
          735  Walt Disney (The) Co.                  70,523
                                             ---------------
                                                   1,327,323
                                             ---------------
               METALS & MINING -- 0.1%
          685  Kaiser Aluminum Corp.                  56,752
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES -- 1.0%
        6,894  Ameren Corp.                  $       361,521
        1,734  NorthWestern Corp.                    105,323
        5,657  WEC Energy Group, Inc.                367,196
                                             ---------------
                                                     834,040
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.4%
          575  Carrizo Oil & Gas, Inc. (a)            18,860
        1,238  Cimarex Energy Co.                    148,585
        5,953  Devon Energy Corp.                    227,881
        1,199  Diamondback Energy, Inc. (a)          105,260
        1,166  Gulfport Energy Corp. (a)              33,919
        5,905  Laredo Petroleum, Inc. (a)             59,168
        3,300  Newfield Exploration Co. (a)          142,890
        5,387  Parsley Energy, Inc.,
                 Class A (a)                         153,583
          476  Pioneer Natural Resources Co.          77,383
        4,770  Rice Energy, Inc. (a)                 111,237
        3,134  RSP Permian, Inc. (a)                 112,667
                                             ---------------
                                                   1,191,433
                                             ---------------
               PERSONAL PRODUCTS -- 0.2%
        1,245  Herbalife Ltd. (a)                     84,673
        1,307  Revlon, Inc., Class A (a)              46,385
          185  USANA Health Sciences,
                 Inc. (a)                             25,404
                                             ---------------
                                                     156,462
                                             ---------------
               PHARMACEUTICALS -- 1.5%
        2,559  Akorn, Inc. (a)                        87,595
        2,009  Bristol-Myers Squibb Co.              150,293
        4,287  Depomed, Inc. (a)                      81,324
        1,438  Dermira, Inc. (a)                      48,259
          913  Eli Lilly and Co.                      75,679
        2,213  Horizon Pharma PLC (a)                 42,689
        1,265  Impax Laboratories, Inc. (a)           39,746
          531  Intra-Cellular Therapies,
                 Inc. (a)                             21,665
          509  Jazz Pharmaceuticals PLC (a)           76,844
        2,436  Johnson & Johnson                     305,060
        1,768  Lannett Co., Inc. (a)                  55,197
        1,664  Mylan N.V. (a)                         77,859
        1,974  Prestige Brands Holdings,
                 Inc. (a)                            105,609
        4,947  TherapeuticsMD, Inc. (a) (b)           38,438
        1,516  Zoetis, Inc.                           76,512
                                             ---------------
                                                   1,282,769
                                             ---------------
               PROFESSIONAL SERVICES -- 1.5%
        1,188  Advisory Board (The) Co. (a)           49,611
          591  CEB, Inc.                              35,484
          897  Dun & Bradstreet (The) Corp.          115,937
        2,877  Equifax, Inc.                         381,088
        1,440  Exponent, Inc.                         73,167
        1,973  On Assignment, Inc. (a)                72,902
        4,360  TransUnion (a)                        142,659
        5,057  TriNet Group, Inc. (a)                109,686
        1,822  Verisk Analytics, Inc. (a)            155,380
        1,758  WageWorks, Inc. (a)                   108,662
                                             ---------------
                                                   1,244,576
                                             ---------------


Page 80                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                 -- 14.6%
        1,026  Acadia Realty Trust           $        38,639
        2,179  Agree Realty Corp.                    110,519
          103  Alexander's, Inc.                      44,215
        1,408  Alexandria Real Estate
                 Equities, Inc.                      158,118
          991  American Assets Trust, Inc.            45,467
        2,757  American Campus
                 Communities, Inc.                   149,071
        8,898  American Homes 4 Rent,
                 Class A                             193,087
        2,601  American Tower Corp.                  301,118
        1,651  Apartment Investment &
                 Management Co., Class A              75,896
        2,617  Apollo Commercial Real
                 Estate Finance, Inc.                 42,526
        3,952  Blackstone Mortgage Trust,
                 Inc., Class A                       114,647
          545  Boston Properties, Inc.                77,461
        2,719  Brixmor Property Group, Inc.           77,220
        1,671  Camden Property Trust                 149,705
        1,913  Chatham Lodging Trust                  45,874
        4,792  Colony Starwood Homes                 156,986
        3,783  Communications Sales &
                 Leasing, Inc.                       117,576
        2,055  CoreSite Realty Corp.                 169,599
        4,044  Cousins Properties, Inc.               43,028
        2,128  Crown Castle International
                 Corp.                               206,480
        1,180  CubeSmart                              35,058
        2,619  CyrusOne, Inc.                        143,574
        5,024  CYS Investments, Inc.                  44,965
        3,035  DCT Industrial Trust, Inc.            152,418
        4,018  DDR Corp.                              79,315
        3,389  Digital Realty Trust, Inc.            354,015
        5,130  Douglas Emmett, Inc.                  195,145
       11,084  Duke Realty Corp.                     319,108
        3,833  DuPont Fabros Technology,
                 Inc.                                183,332
          898  EastGroup Properties, Inc.             66,111
        2,370  Education Realty Trust, Inc.          114,092
        3,838  Empire State Realty Trust,
                 Inc., Class A                        80,560
        1,807  EPR Properties                        151,824
          762  Equinix, Inc.                         284,127
        1,821  Equity LifeStyle Properties,
                 Inc.                                149,759
        3,398  Equity One, Inc.                      113,051
        1,597  Extra Space Storage, Inc.             137,374
          893  Federal Realty Investment
                 Trust                               151,542
        6,550  First Industrial Realty
                 Trust, Inc.                         193,028
        1,057  Gaming and Leisure
                 Properties, Inc.                     37,872
        2,412  General Growth Properties,
                 Inc.                                 77,063
        5,290  Global Net Lease, Inc.                 46,182
        3,647  Government Properties Income
                 Trust                                87,017
        3,953  Gramercy Property Trust                39,490


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
        1,947  Hannon Armstrong Sustainable
                 Infrastructure Capital,
                 Inc.                        $        43,788
        2,033  HCP, Inc.                              79,755
        4,166  Healthcare Realty Trust, Inc.         150,643
        3,381  Healthcare Trust of America,
                 Inc., Class A                       115,123
        1,203  Hersha Hospitality Trust               22,737
        2,761  Highwoods Properties, Inc.            153,843
        3,747  Hudson Pacific Properties,
                 Inc.                                126,686
        4,385  iStar, Inc. (a)                        45,429
          550  Kilroy Realty Corp.                    40,265
        9,417  Kimco Realty Corp.                    302,286
        2,601  Kite Realty Group Trust                79,096
        1,649  Lamar Advertising Co.,
                 Class A                             111,901
        3,670  Liberty Property Trust                151,865
        1,626  LTC Properties, Inc.                   87,040
        1,730  Macerich (The) Co.                    154,385
        3,115  Mack-Cali Realty Corp.                 87,843
       11,981  Medical Properties Trust,
                 Inc.                                188,102
        2,028  Mid-America Apartment
                 Communities, Inc.                   215,009
        6,062  Monogram Residential Trust,
                 Inc.                                 64,924
        2,427  National Health Investors,
                 Inc.                                190,689
        2,819  National Retail Properties,
                 Inc.                                149,858
       13,167  New Residential Investment
                 Corp.                               179,993
        5,795  New Senior Investment Group,
                 Inc.                                 69,482
        1,074  Omega Healthcare Investors,
                 Inc.                                 37,053
          962  Pennsylvania Real Estate
                 Investment Trust                     24,473
        5,004  Physicians Realty Trust               108,687
          597  Post Properties, Inc.                  37,963
        7,532  Prologis, Inc.                        410,419
        1,031  PS Business Parks, Inc.               114,328
          281  Public Storage                         67,137
        1,878  QTS Realty Trust, Inc.,
                 Class A                             107,515
        4,289  Ramco-Gershenson Properties
                 Trust                                85,094
        4,261  Realty Income Corp.                   304,534
        2,577  Regency Centers Corp.                 218,865
        3,881  Retail Opportunity
                 Investments Corp.                    88,603
        4,313  Retail Properties of America,
                 Inc., Class A                        76,038
        4,985  Rexford Industrial Realty,
                 Inc.                                113,957
          720  Ryman Hospitality Properties,
                 Inc.                                 40,493
        1,000  Sabra Health Care REIT, Inc.           23,910
        1,363  Saul Centers, Inc.                     91,553
          995  Simon Property Group, Inc.            225,905
          676  SL Green Realty Corp.                  79,646
       11,416  Spirit Realty Capital, Inc.           156,057
        3,532  STAG Industrial, Inc.                  89,642


                        See Notes to Financial Statements                Page 81

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
        1,902  Sun Communities, Inc.         $       150,543
        3,628  Tanger Factory Outlet
                 Centers, Inc.                       151,433
        3,251  Terreno Realty Corp.                   90,540
          735  Universal Health Realty
                 Income Trust                         43,857
        6,103  Urban Edge Properties                 182,541
       29,143  VEREIT, Inc.                          322,322
        1,967  Washington Real Estate
                 Investment Trust                     67,448
        1,786  Weingarten Realty Investors            77,137
        3,880  Welltower, Inc.                       307,800
        1,575  WP Carey, Inc.                        114,424
        7,516  WP Glimcher, Inc.                      95,303
                                             ---------------
                                                  12,469,216
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.3%
        2,717  CBRE Group, Inc., Class A (a)          77,299
        1,456  HFF, Inc., Class A                     41,074
          638  Howard Hughes (The) Corp. (a)          76,215
          812  Marcus & Millichap, Inc. (a)           21,753
        1,164  St. Joe (The) Co. (a)                  21,453
                                             ---------------
                                                     237,794
                                             ---------------
               ROAD & RAIL -- 0.4%
          576  AMERCO                                227,814
        3,392  Avis Budget Group, Inc. (a)           124,588
                                             ---------------
                                                     352,402
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.1%
        2,216  Advanced Energy Industries,
                 Inc. (a)                             90,235
       20,454  Advanced Micro Devices,
                 Inc. (a)                            140,314
          406  Ambarella, Inc. (a)                    23,540
       15,410  Applied Materials, Inc.               405,129
        4,698  Cirrus Logic, Inc. (a)                228,276
        4,277  Entegris, Inc. (a)                     73,094
        2,626  Inphi Corp. (a)                        92,383
        1,811  Integrated Device Technology,
                 Inc. (a)                             39,824
          856  Lam Research Corp.                     76,843
        1,546  Linear Technology Corp.                92,745
        5,847  MaxLinear, Inc., Class A (a)          127,523
        2,911  Microchip Technology, Inc.            161,968
        1,953  MKS Instruments, Inc.                  89,213
        2,134  Monolithic Power Systems,
                 Inc.                                155,184
        7,858  NVIDIA Corp.                          448,692
        2,638  Qorvo, Inc. (a)                       166,801
        1,851  Teradyne, Inc.                         36,557
        3,444  Texas Instruments, Inc.               240,219
                                             ---------------
                                                   2,688,540
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOFTWARE -- 5.6%
        7,196  8x8, Inc. (a)                 $        98,945
        5,445  Activision Blizzard, Inc.             218,671
        1,542  Adobe Systems, Inc. (a)               150,900
        1,811  Aspen Technology, Inc. (a)             75,863
        1,610  Blackbaud, Inc.                       107,629
        2,050  BroadSoft, Inc. (a)                    91,902
        4,500  Cadence Design Systems,
                 Inc. (a)                            108,225
        4,209  Callidus Software, Inc. (a)            86,411
        5,325  CDK Global, Inc.                      307,732
        2,694  Citrix Systems, Inc. (a)              240,116
        2,195  Ebix, Inc.                            117,037
        2,848  Electronic Arts, Inc. (a)             217,359
        1,988  Ellie Mae, Inc. (a)                   183,115
        1,290  Fair Isaac Corp.                      163,366
          971  Fleetmatics Group PLC (a)              41,714
        2,307  Fortinet, Inc. (a)                     80,030
        2,812  Gigamon, Inc. (a)                     131,377
        1,180  Guidewire Software, Inc. (a)           72,535
          475  HubSpot, Inc. (a)                      25,930
        3,299  Infoblox, Inc. (a)                     61,757
        2,648  Intuit, Inc.                          293,902
        1,137  Manhattan Associates,
                 Inc. (a)                             66,003
          118  MicroStrategy, Inc.,
                 Class A (a)                          20,637
          501  NetSuite, Inc. (a)                     54,534
        2,433  Paycom Software, Inc. (a)             114,862
        2,434  Paylocity Holding Corp. (a)           108,654
        3,121  Pegasystems, Inc.                      87,076
        1,733  Proofpoint, Inc. (a)                  131,483
        1,411  Qualys, Inc. (a)                       44,291
        3,767  RealPage, Inc. (a)                     94,740
        3,138  RingCentral, Inc.,
                 Class A (a)                          72,268
        2,718  salesforce.com, Inc. (a)              222,332
        1,083  ServiceNow, Inc. (a)                   81,138
        1,345  Splunk, Inc. (a)                       84,116
          648  Synchronoss Technologies,
                 Inc. (a)                             24,196
          745  Tableau Software, Inc.,
                 Class A (a)                          42,100
        4,806  Take-Two Interactive
                 Software, Inc. (a)                  193,105
          874  Tyler Technologies, Inc. (a)          142,479
          693  Ultimate Software Group
                 (The), Inc. (a)                     144,906
        5,526  Zendesk, Inc. (a)                     167,106
                                             ---------------
                                                   4,770,542
                                             ---------------
               SPECIALTY RETAIL -- 3.6%
          914  Advance Auto Parts, Inc.              155,252
          372  AutoZone, Inc. (a)                    302,797
        2,732  Burlington Stores, Inc. (a)           209,025
        2,265  Five Below, Inc. (a)                  115,538
        1,867  Francesca's Holdings
                 Corp. (a)                            23,730
        1,157  Home Depot (The), Inc.                159,944
          290  Lithia Motors, Inc., Class A           25,024
        3,733  Lowe's Cos., Inc.                     307,151
        5,126  Michaels (The) Cos., Inc. (a)         135,121


Page 82                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
          573  Monro Muffler Brake, Inc.     $        35,881
        1,090  O'Reilly Automotive,
                 Inc. (a)                            316,787
        3,807  Ross Stores, Inc.                     235,387
        5,288  Tile Shop Holdings, Inc. (a)           90,160
        3,826  TJX (The) Cos., Inc.                  312,661
        2,367  Tractor Supply Co.                    216,936
        1,516  Ulta Salon, Cosmetics &
                 Fragrance, Inc. (a)                 395,994
                                             ---------------
                                                   3,037,388
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.2%
        1,027  Carter's, Inc.                        103,984
        3,679  Skechers U.S.A., Inc.,
                 Class A (a)                          88,369
                                             ---------------
                                                     192,353
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.5%
        1,622  Beneficial Bancorp, Inc.               21,994
        1,165  BofI Holding, Inc. (a)                 19,595
        4,437  Capitol Federal Financial,
                 Inc.                                 62,872
        1,928  Essent Group Ltd. (a)                  46,195
        1,640  Kearny Financial Corp.                 21,353
          701  LendingTree, Inc. (a) (b)              70,787
        4,187  Meridian Bancorp, Inc.                 61,549
        1,050  Provident Financial Services,
                 Inc.                                 21,158
          906  Walker & Dunlop, Inc. (a)              21,445
        1,306  WSFS Financial Corp.                   45,958
                                             ---------------
                                                     392,906
                                             ---------------
               TOBACCO -- 0.8%
        4,285  Altria Group, Inc.                    290,095
        1,453  Philip Morris International,
                 Inc.                                145,678
        4,001  Reynolds American, Inc.               200,290
        1,626  Vector Group Ltd.                      35,918
                                             ---------------
                                                     671,981
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 0.6%
        4,008  Beacon Roofing Supply,
                 Inc. (a)                            188,456
        1,620  Fastenal Co.                           69,255
        3,140  HD Supply Holdings, Inc. (a)          113,637
        1,036  Watsco, Inc.                          149,225
                                             ---------------
                                                     520,573
                                             ---------------
               TRANSPORTATION INFRASTRUCTURE
                 -- 0.1%
          984  Macquarie Infrastructure
                 Corp.                                75,424
                                             ---------------
               WATER UTILITIES -- 0.8%
        1,412  American States Water Co.              60,999
        4,371  American Water Works Co.,
                 Inc.                                360,957
        4,088  Aqua America, Inc.                    141,608
        2,136  SJW Corp.                              90,481
                                             ---------------
                                                     654,045
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.6%
        2,692  Shenandoah
                 Telecommunications Co.      $       110,587
        8,537  T-Mobile US, Inc. (a)                 395,605
                                             ---------------
                                                     506,192
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 100.0%                        85,257,913
               (Cost $74,363,991)            ---------------

               MONEY MARKET FUNDS -- 0.4%
      280,038  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)                     280,038
       68,299  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional
                 Class - 0.21% (c)                    68,299
                                             ---------------
               TOTAL MONEY MARKET
                 FUNDS -- 0.4%                       348,337
               (Cost $348,337)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$     110,890  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $110,893.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $113,401. (d)                       110,890
      229,720  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $229,725.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $235,048. (d)                    229,720
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.4%                  340,610
               (Cost $340,610)               ---------------

               TOTAL INVESTMENTS -- 100.8%        85,946,860
               (Cost $75,052,938) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.8)%              (653,586)
                                             ---------------
               NET ASSETS -- 100.0%          $    85,293,274
                                             ===============


                        See Notes to Financial Statements                Page 83

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2016

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $612,307 and the total value of the collateral held by the Fund is $620,648.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $75,139,159. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,193,502 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $385,801.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                      --------------------------------------
Common Stocks*        $85,257,913     $       --   $      --
Money Market Funds        348,337             --          --
Repurchase
   Agreements                  --        340,610          --
                      --------------------------------------
Total Investments     $85,606,250     $  340,610   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $       612,307
Non-cash Collateral(2)                              (612,307)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       340,610
Non-cash Collateral(4)                              (340,610)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.0%
        1,412  B/E Aerospace, Inc.           $        67,543
          773  Curtiss-Wright Corp.                   68,789
        3,154  Esterline Technologies
                 Corp. (a)                           191,858
          388  Huntington Ingalls
                 Industries, Inc.                     66,961
        7,582  Spirit AeroSystems Holdings,
                 Inc., Class A (a)                   328,907
        1,976  Teledyne Technologies,
                 Inc. (a)                            207,480
                                             ---------------
                                                     931,538
                                             ---------------
               AIRLINES -- 0.7%
        7,265  Spirit Airlines, Inc. (a)             310,579
                                             ---------------
               AUTO COMPONENTS -- 2.0%
       10,933  Cooper Tire & Rubber Co.              360,679
        4,196  Tenneco, Inc. (a)                     237,158
        4,954  Visteon Corp.                         347,226
                                             ---------------
                                                     945,063
                                             ---------------
               AUTOMOBILES -- 0.7%
        4,029  Thor Industries, Inc.                 308,380
                                             ---------------
               BANKS -- 6.9%
       15,206  Associated Banc-Corp.                 282,832
        2,874  BancorpSouth, Inc.                     68,459
        2,080  BOK Financial Corp.                   135,678
       10,215  CIT Group, Inc.                       353,030
        3,170  Comerica, Inc.                        143,411
        2,046  Cullen/Frost Bankers, Inc.            138,903
        5,723  East West Bancorp, Inc.               195,841
          757  First Citizens BancShares,
                 Inc., Class A                       196,654
        9,660  Fulton Financial Corp.                131,859
        1,091  IBERIABANK Corp.                       68,155
        8,895  People's United Financial,
                 Inc.                                134,848
       11,127  Popular, Inc.                         374,869
        3,836  Prosperity Bancshares, Inc.           195,981
          684  SVB Financial Group (a)                68,687
       20,616  TCF Financial Corp.                   280,171
        1,224  UMB Financial Corp.                    67,822
        7,148  Valley National Bancorp                64,832
        2,557  Wintrust Financial Corp.              135,010
        7,783  Zions Bancorporation                  216,990
                                             ---------------
                                                   3,254,032
                                             ---------------
               BUILDING PRODUCTS -- 1.3%
        5,062  Owens Corning                         267,830
       12,092  USG Corp. (a)                         340,511
                                             ---------------
                                                     608,341
                                             ---------------
               CAPITAL MARKETS -- 2.6%
        1,846  Eaton Vance Corp.                      69,797
        2,266  Federated Investors, Inc.,
                 Class B                              71,538
       14,051  Janus Capital Group, Inc.             212,170
        2,211  Legg Mason, Inc.                       75,483
        8,681  LPL Financial Holdings, Inc.          233,953
        2,646  Raymond James Financial, Inc.         145,265


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        2,074  Stifel Financial Corp. (a)    $        73,316
       18,933  Waddell & Reed Financial,
                 Inc., Class A                       345,717
                                             ---------------
                                                   1,227,239
                                             ---------------
               CHEMICALS -- 2.6%
        2,466  Albemarle Corp.                       207,563
          569  Ashland, Inc.                          64,434
        5,632  FMC Corp.                             267,745
       14,541  Huntsman Corp.                        224,804
          158  NewMarket Corp.                        67,614
        1,851  PolyOne Corp.                          64,915
        7,594  Westlake Chemical Corp.               347,350
                                             ---------------
                                                   1,244,425
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 0.7%
        1,251  Clean Harbors, Inc. (a)                64,326
        2,947  Deluxe Corp.                          199,188
        3,852  R.R. Donnelley & Sons Co.              69,028
                                             ---------------
                                                     332,542
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.7%
       28,410  Brocade Communications
                 Systems, Inc.                       264,213
        2,932  NetScout Systems, Inc. (a)             82,037
                                             ---------------
                                                     346,250
                                             ---------------
               CONSTRUCTION & ENGINEERING
                 -- 2.9%
        4,104  AECOM (a)                             145,651
        3,970  EMCOR Group, Inc.                     221,129
        2,647  Fluor Corp.                           141,668
        2,618  Jacobs Engineering Group,
                 Inc. (a)                            140,115
       24,621  KBR, Inc.                             345,186
       14,101  Quanta Services, Inc. (a)             360,986
                                             ---------------
                                                   1,354,735
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 0.1%
          844  Eagle Materials, Inc.                  70,854
                                             ---------------
               CONSUMER FINANCE -- 1.9%
       21,824  Navient Corp.                         309,901
       31,558  Santander Consumer USA
                 Holdings, Inc. (a)                  346,822
       31,650  SLM Corp. (a)                         227,564
                                             ---------------
                                                     884,287
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 1.9%
        1,268  Bemis Co., Inc.                        64,719
       15,597  Graphic Packaging Holding Co.         212,743
        3,620  Owens-Illinois, Inc. (a)               68,020
        3,897  Packaging Corp. of America            291,067
        2,533  Silgan Holdings, Inc.                 125,586
        2,626  Sonoco Products Co.                   133,742
                                             ---------------
                                                     895,877
                                             ---------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL
                 SERVICES -- 0.1%
        3,764  Leucadia National Corp.       $        68,731
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.6%
       52,794  Frontier Communications Corp.         274,529
                                             ---------------
               ELECTRIC UTILITIES -- 1.9%
        3,028  ALLETE, Inc.                          193,338
        8,579  Great Plains Energy, Inc.             255,483
        3,980  OGE Energy Corp.                      128,036
        1,838  PNM Resources, Inc.                    63,154
        5,912  Portland General Electric Co.         258,177
                                             ---------------
                                                     898,188
                                             ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
        2,194  EnerSys                               136,796
          617  Hubbell, Inc.                          66,531
        5,922  Regal Beloit Corp.                    361,301
                                             ---------------
                                                     564,628
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 4.2%
        5,268  Arrow Electronics, Inc. (a)           350,269
        8,046  Avnet, Inc.                           330,691
        4,214  FLIR Systems, Inc.                    137,292
       17,652  Jabil Circuit, Inc.                   359,218
        8,965  Keysight Technologies,
                 Inc. (a)                            262,137
        2,061  SYNNEX Corp.                          207,192
        4,538  Tech Data Corp. (a)                   353,646
                                             ---------------
                                                   2,000,445
                                             ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 2.8%
       13,400  Diamond Offshore Drilling,
                 Inc.                                304,448
        5,578  Dril-Quip, Inc. (a)                   303,611
        4,890  FMC Technologies, Inc. (a)            124,108
        4,461  Frank's International
                 N.V. (b)                             54,959
        1,943  Helmerich & Payne, Inc.               120,408
       10,917  Oceaneering International,
                 Inc.                                304,366
        6,116  Patterson-UTI Energy, Inc.            118,589
                                             ---------------
                                                   1,330,489
                                             ---------------
               FOOD PRODUCTS -- 1.2%
        6,954  Flowers Foods, Inc.                   127,884
        2,396  Fresh Del Monte Produce, Inc.         136,212
        1,311  Hain Celestial Group (The),
                 Inc. (a)                             69,208
       10,236  Pilgrim's Pride Corp.                 237,987
                                             ---------------
                                                     571,291
                                             ---------------
               GAS UTILITIES -- 0.7%
        2,486  Southwest Gas Corp.                   192,665
        2,882  UGI Corp.                             130,439
                                             ---------------
                                                     323,104
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 2.0%
        8,446  Brookdale Senior Living,
                 Inc. (a)                    $       155,997
       27,053  Community Health Systems,
                 Inc. (a)                            345,467
        1,678  HealthSouth Corp.                      72,238
        4,987  LifePoint Health, Inc. (a)            295,131
        1,746  Owens & Minor, Inc.                    62,350
                                             ---------------
                                                     931,183
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.4%
        7,297  Bloomin' Brands, Inc.                 131,200
        5,728  Brinker International, Inc.           270,018
        4,063  Cheesecake Factory (The),
                 Inc.                                210,179
          381  Cracker Barrel Old Country
                 Store, Inc. (b)                      59,973
                                             ---------------
                                                     671,370
                                             ---------------
               HOUSEHOLD DURABLES -- 2.5%
        5,330  CalAtlantic Group, Inc.               192,999
        3,630  Harman International
                 Industries, Inc.                    299,983
       13,381  PulteGroup, Inc.                      283,410
        9,692  Toll Brothers, Inc. (a)               271,473
        2,316  Tupperware Brands Corp.               145,167
                                             ---------------
                                                   1,193,032
                                             ---------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.3%
        1,235  Carlisle Cos., Inc.                   127,563
                                             ---------------
               INSURANCE -- 7.6%
        1,763  American Financial Group,
                 Inc.                                128,875
        1,152  American National Insurance
                 Co.                                 131,731
        7,030  Aspen Insurance Holdings Ltd.         323,099
          757  Assurant, Inc.                         62,839
       12,851  Assured Guaranty Ltd.                 344,278
        5,927  Axis Capital Holdings Ltd.            329,423
       18,670  CNO Financial Group, Inc.             324,298
        3,882  Endurance Specialty Holdings
                 Ltd.                                262,540
        4,863  First American Financial
                 Corp.                               203,322
        3,081  Hanover Insurance Group
                 (The), Inc.                         253,690
       10,140  Old Republic International
                 Corp.                               196,513
        1,217  ProAssurance Corp.                     62,870
        1,344  Reinsurance Group of America,
                 Inc.                                133,392
        2,220  RenaissanceRe Holdings Ltd.           260,894
        5,368  Validus Holdings Ltd.                 265,340
        3,264  W. R. Berkley Corp.                   189,932
          155  White Mountains Insurance
                 Group Ltd.                          127,305
                                             ---------------
                                                   3,600,341
                                             ---------------


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & CATALOG RETAIL
                 -- 0.1%
        1,334  HSN, Inc.                     $        68,247
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.8%
       15,627  Rackspace Hosting, Inc. (a)           366,141
                                             ---------------
               IT SERVICES -- 2.0%
        2,201  Booz Allen Hamilton Holding
                 Corp.                                67,967
        2,884  CACI International, Inc.,
                 Class A (a)                         274,932
        2,626  Computer Sciences Corp.               125,601
        2,240  DST Systems, Inc.                     276,259
        4,087  Leidos Holdings, Inc. (b)             204,391
                                             ---------------
                                                     949,150
                                             ---------------
               LEISURE PRODUCTS -- 1.0%
        2,878  Brunswick Corp.                       142,807
        3,191  Polaris Industries, Inc. (b)          315,111
                                             ---------------
                                                     457,918
                                             ---------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 0.1%
          455  Bio-Rad Laboratories, Inc.,
                 Class A (a)                          66,016
                                             ---------------
               MACHINERY -- 5.4%
        5,534  AGCO Corp.                            266,517
        2,144  CLARCOR, Inc.                         133,485
        7,392  Colfax Corp. (a)                      217,029
        3,449  Crane Co.                             214,873
        1,897  Donaldson Co., Inc.                    68,539
        1,443  Flowserve Corp.                        69,048
       10,195  ITT, Inc.                             323,283
          779  Nordson Corp.                          68,778
        5,467  Oshkosh Corp.                         301,177
        8,507  Timken (The) Co.                      284,559
       17,556  Trinity Industries, Inc.              407,475
        1,857  Wabtec Corp.                          127,205
        1,130  Woodward, Inc.                         66,150
                                             ---------------
                                                   2,548,118
                                             ---------------
               MARINE -- 0.5%
        4,181  Kirby Corp. (a)                       227,823
                                             ---------------
               MEDIA -- 1.4%
        3,577  Cinemark Holdings, Inc.               134,495
        3,748  John Wiley & Sons, Inc.,
                 Class A                             216,260
        5,387  New York Times (The) Co.,
                 Class A                              69,923
       11,257  TEGNA, Inc.                           246,528
                                             ---------------
                                                     667,206
                                             ---------------
               METALS & MINING -- 1.4%
        2,635  Compass Minerals
                 International, Inc.                 183,370
        3,391  Reliance Steel & Aluminum Co.         265,990
        4,626  Worthington Industries, Inc.          204,978
                                             ---------------
                                                     654,338
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTILINE RETAIL -- 0.8%
        5,379  Dillard's, Inc., Class A      $       364,051
                                             ---------------
               MULTI-UTILITIES -- 0.8%
        4,365  Avista Corp.                          189,878
        3,714  Vectren Corp.                         192,125
                                             ---------------
                                                     382,003
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.8%
       16,826  CVR Energy, Inc. (b)                  249,025
        5,483  PBF Energy, Inc., Class A             122,490
       15,803  Western Refining, Inc.                329,492
        2,746  World Fuel Services Corp.             130,710
                                             ---------------
                                                     831,717
                                             ---------------
               PHARMACEUTICALS -- 0.5%
        8,508  Catalent, Inc. (a)                    217,294
                                             ---------------
               PROFESSIONAL SERVICES -- 1.0%
        4,054  ManpowerGroup, Inc.                   281,348
        5,125  Robert Half International,
                 Inc.                                187,267
                                             ---------------
                                                     468,615
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 8.3%
       10,399  Apple Hospitality REIT, Inc.          211,828
        3,880  Brandywine Realty Trust                65,456
        9,951  Care Capital Properties, Inc.         294,350
       16,611  Chimera Investment Corp.              278,733
        4,410  Corporate Office Properties
                 Trust                               132,124
        5,587  Corrections Corp. of America          179,063
        6,715  Equity Commonwealth (a)               201,584
       14,613  Forest City Realty Trust,
                 Inc., Class A                       345,597
        5,723  GEO Group (The), Inc.                 198,073
        6,791  Hospitality Properties Trust          216,701
       13,825  LaSalle Hotel Properties              380,879
       35,873  MFA Financial, Inc.                   269,765
       15,198  RLJ Lodging Trust                     360,800
        3,131  Senior Housing Properties
                 Trust                                69,539
        3,146  Starwood Property Trust, Inc.          68,583
       27,009  Sunstone Hotel Investors, Inc.        359,220
       30,467  Two Harbors Investment Corp.          266,586
                                             ---------------
                                                   3,898,881
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 1.1%
        3,347  Jones Lang LaSalle, Inc.              366,396
        4,492  Realogy Holdings Corp. (a)            139,207
                                             ---------------
                                                     505,603
                                             ---------------
               ROAD & RAIL -- 4.4%
        4,423  Genesee & Wyoming, Inc.,
                 Class A (a)                         286,389
       17,669  Hertz Global Holdings,
                 Inc. (a)                            860,127
        9,813  Knight Transportation, Inc.           292,722
          951  Landstar System, Inc.                  67,036
        4,324  Old Dominion Freight Line,
                 Inc. (a)                            301,210
        4,265  Ryder System, Inc.                    281,063
                                             ---------------
                                                   2,088,547
                                             ---------------


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                 -- 1.1%
       20,523  Marvell Technology Group Ltd. $       241,145
       29,569  ON Semiconductor Corp. (a)            296,577
                                             ---------------
                                                     537,722
                                             ---------------
               SOFTWARE -- 0.5%
        6,135  Mentor Graphics Corp.                 131,044
        1,141  VMware, Inc., Class A (a)              83,270
                                             ---------------
                                                     214,314
                                             ---------------
               SPECIALTY RETAIL -- 6.8%
       20,466  American Eagle Outfitters,
                 Inc.                                366,751
        5,550  AutoNation, Inc. (a)                  296,092
        2,604  Cabela's, Inc. (a)                    134,445
        3,028  CST Brands, Inc.                      135,412
        5,788  Dick's Sporting Goods, Inc.           296,867
       12,264  GameStop Corp., Class A               379,571
        8,054  GNC Holdings, Inc., Class A           164,382
        2,636  Murphy USA, Inc. (a)                  202,023
        8,290  Penske Automotive Group, Inc.         328,450
        2,216  Sally Beauty Holdings,
                 Inc. (a)                             64,995
       37,819  Staples, Inc.                         351,338
        9,483  Urban Outfitters, Inc. (a)            283,542
        3,751  Williams-Sonoma, Inc.                 202,854
                                             ---------------
                                                   3,206,722
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.7%
        2,267  Columbia Sportswear Co.               129,786
        4,279  G-III Apparel Group Ltd. (a)          171,288
        3,459  PVH Corp.                             349,567
        3,814  Steven Madden Ltd. (a)                133,566
                                             ---------------
                                                     784,207
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 2.0%
       54,789  MGIC Investment Corp. (a)             393,933
       31,287  Radian Group, Inc.                    403,602
        5,375  Washington Federal, Inc.              134,375
                                             ---------------
                                                     931,910
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 1.5%
       12,172  Air Lease Corp.                       350,675
        1,849  MSC Industrial Direct Co., Inc.,
                 Class A                             132,814
        2,915  United Rentals, Inc. (a)              232,238
                                             ---------------
                                                     715,727
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 1.4%
       10,990  Telephone and Data Systems,
                 Inc.                                346,075
        8,300  United States Cellular
                 Corp. (a)                           335,735
                                             ---------------
                                                     681,810
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 99.9%                         47,103,116
               (Cost $46,057,356)            ---------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.5%
      259,023  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)             $       259,023
               (Cost $259,023)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$     102,569  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $102,571.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $104,891. (d)                       102,569
      212,481  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $212,486.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $217,409. (d)                    212,481
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.7%                  315,050
               (Cost $315,050)               ---------------

               TOTAL INVESTMENTS -- 101.1%        47,677,189
               (Cost $46,631,429) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (1.1)%              (520,698)
                                             ---------------
               NET ASSETS -- 100.0%          $    47,156,491
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $571,979 and the total value of the collateral held by the Fund is $574,073.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $46,735,479. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,831,834 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,890,124.


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2016

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                      --------------------------------------
Common Stocks*        $47,103,116     $       --   $      --
Money Market Funds        259,023             --          --
Repurchase
   Agreements                  --        315,050          --
                      --------------------------------------
Total Investments     $47,362,139     $  315,050   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $       571,979
Non-cash Collateral(2)                              (571,979)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       315,050
Non-cash Collateral(4)                              (315,050)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.7%
        8,809  HEICO Corp.                   $       612,314
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.3%
        8,965  XPO Logistics, Inc. (a)               265,543
                                             ---------------
               AIRLINES -- 0.1%
          777  Allegiant Travel Co.                  100,831
                                             ---------------
               AUTO COMPONENTS -- 0.3%
       15,237  Gentex Corp.                          269,238
                                             ---------------
               BANKS -- 2.5%
        3,422  Bank of Hawaii Corp.                  235,844
        3,831  BankUnited, Inc.                      115,007
        7,372  Commerce Bancshares, Inc.             348,622
        8,542  First Horizon National Corp.          124,371
        5,948  Home BancShares, Inc.                 124,135
       10,623  Investors Bancorp, Inc.               120,677
       16,222  MB Financial, Inc.                    622,763
        2,409  Pinnacle Financial Partners,
                 Inc.                                127,942
        4,061  Synovus Financial Corp.               123,617
        3,605  Western Alliance Bancorp (a)          122,678
                                             ---------------
                                                   2,065,656
                                             ---------------
               BIOTECHNOLOGY -- 0.8%
        2,354  Kite Pharma, Inc. (a)                 133,307
        3,947  Ligand Pharmaceuticals,
                 Inc. (a)                            532,371
                                             ---------------
                                                     665,678
                                             ---------------
               BUILDING PRODUCTS -- 1.8%
        6,680  A.O. Smith Corp.                      620,505
        3,391  Allegion PLC                          245,474
        4,127  Lennox International, Inc.            647,114
                                             ---------------
                                                   1,513,093
                                             ---------------
               CAPITAL MARKETS -- 0.4%
       27,028  BGC Partners, Inc., Class A           239,738
        3,325  Interactive Brokers Group,
                 Inc., Class A                       115,843
                                             ---------------
                                                     355,581
                                             ---------------
               CHEMICALS -- 0.7%
        6,735  Scotts Miracle-Gro (The) Co.,
                 Class A                             496,706
        1,607  W.R. Grace & Co.                      120,316
                                             ---------------
                                                     617,022
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 2.5%
       12,009  Copart, Inc. (a)                      605,734
       14,222  Healthcare Services Group,
                 Inc.                                551,956
       14,100  KAR Auction Services, Inc.            603,057
       12,065  Rollins, Inc.                         339,991
                                             ---------------
                                                   2,100,738
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.3%
        1,828  Arista Networks, Inc. (a)             130,282
       15,223  Ubiquiti Networks,
                 Inc. (a) (b)                        680,773
        3,297  ViaSat, Inc. (a)                      243,417
                                             ---------------
                                                   1,054,472
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                 -- 0.7%
        6,557  Dycom Industries, Inc. (a)    $       616,686
                                             ---------------
               CONSUMER FINANCE -- 0.1%
          636  Credit Acceptance Corp. (a)           114,906
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 1.8%
        4,462  AptarGroup, Inc.                      348,839
        6,299  Avery Dennison Corp.                  490,629
       15,149  Berry Plastics Group,
                 Inc. (a)                            621,109
                                             ---------------
                                                   1,460,577
                                             ---------------
               DISTRIBUTORS -- 0.8%
        6,259  Pool Corp.                            640,171
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.3%
        5,325  Bright Horizons Family
                 Solutions, Inc. (a)                 357,148
       13,059  Service Corp. International           361,995
        8,872  ServiceMaster Global
                 Holdings, Inc. (a)                  335,628
                                             ---------------
                                                   1,054,771
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 1.5%
        3,534  CBOE Holdings, Inc.                   243,139
        1,459  FactSet Research Systems,
                 Inc.                                250,890
        4,047  MarketAxess Holdings, Inc.            654,238
        1,439  Morningstar, Inc.                     121,710
                                             ---------------
                                                   1,269,977
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.6%
       16,858  Zayo Group Holdings, Inc. (a)         477,081
                                             ---------------
               ELECTRIC UTILITIES -- 0.6%
        5,788  IDACORP, Inc.                         467,960
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.3%
        5,462  Cognex Corp.                          246,719
        1,992  Littelfuse, Inc.                      249,040
        6,944  Universal Display Corp. (a)           491,913
        2,349  Zebra Technologies Corp.,
                 Class A (a)                         124,520
                                             ---------------
                                                   1,112,192
                                             ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 0.3%
        1,900  Core Laboratories N.V.                221,939
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 0.9%
        4,475  Casey's General Stores, Inc.          597,592
        5,140  Sprouts Farmers Market,
                 Inc. (a)                            118,888
                                             ---------------
                                                     716,480
                                             ---------------
               FOOD PRODUCTS -- 3.3%
       12,210  B&G Foods, Inc.                       629,914
        5,312  Cal-Maine Foods, Inc.                 222,573
        2,961  J&J Snack Foods Corp.                 360,087


Page 90                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
        3,690  Lancaster Colony Corp.        $       479,553
        7,629  Pinnacle Foods, Inc.                  383,052
        7,117  Post Holdings, Inc. (a)               616,830
                                             ---------------
                                                   2,692,009
                                             ---------------
               GAS UTILITIES -- 1.7%
        8,839  ONE Gas, Inc.                         574,181
        6,646  Spire, Inc.                           461,232
        4,988  WGL Holdings, Inc.                    353,101
                                             ---------------
                                                   1,388,514
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 6.3%
        5,386  ABIOMED, Inc. (a)                     635,387
        7,307  Align Technology, Inc. (a)            651,419
        5,138  Cantel Medical Corp.                  343,989
        4,451  DexCom, Inc. (a)                      410,516
        6,338  IDEXX Laboratories, Inc. (a)          594,441
        5,901  Integra LifeSciences Holdings
                 Corp. (a)                           497,277
        6,277  Neogen Corp. (a)                      346,177
        9,855  NuVasive, Inc. (a)                    612,981
        3,320  Teleflex, Inc.                        598,629
        6,205  West Pharmaceutical Services,
                 Inc.                                498,137
                                             ---------------
                                                   5,188,953
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 2.2%
        4,249  Acadia Healthcare Co.,
                 Inc. (a)                            240,068
        7,590  AmSurg Corp. (a)                      569,326
        1,727  Chemed Corp.                          254,111
        2,358  Molina Healthcare, Inc. (a)           133,958
        8,705  VCA, Inc. (a)                         621,015
                                             ---------------
                                                   1,818,478
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 1.4%
        1,706  athenahealth, Inc. (a)                218,010
        5,023  Medidata Solutions, Inc. (a)          266,972
       17,249  Veeva Systems, Inc.,
                 Class A (a)                         655,290
                                             ---------------
                                                   1,140,272
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 4.9%
        6,397  Boyd Gaming Corp. (a)                 125,445
        1,694  Buffalo Wild Wings, Inc. (a)          284,524
        2,472  Choice Hotels International,
                 Inc.                                119,373
        1,863  Churchill Downs, Inc.                 244,295
        3,584  Domino's Pizza, Inc.                  527,923
        6,850  Jack in the Box, Inc.                 605,472
        2,776  Panera Bread Co., Class A (a)         608,832
        6,094  Six Flags Entertainment Corp.         343,641
       12,907  Texas Roadhouse, Inc.                 609,469
        3,406  Vail Resorts, Inc.                    487,296
       12,236  Wendy's (The) Co.                     118,200
                                             ---------------
                                                   4,074,470
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES -- 1.0%
        3,434  Helen of Troy Ltd. (a)        $       342,061
        9,212  Leggett & Platt, Inc.                 484,275
                                             ---------------
                                                     826,336
                                             ---------------
               HOUSEHOLD PRODUCTS -- 0.9%
       17,147  HRG Group, Inc. (a)                   255,319
        3,946  Spectrum Brands Holdings,
                 Inc.                                508,126
                                             ---------------
                                                     763,445
                                             ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.1%
        7,981  Calpine Corp. (a)                     109,659
                                             ---------------
               INSURANCE -- 1.8%
        4,805  AmTrust Financial Services,
                 Inc.                                114,695
        9,424  Brown & Brown, Inc.                   345,484
        1,453  Enstar Group Ltd. (a)                 242,055
       21,981  National General Holdings
                 Corp.                               453,468
        5,134  RLI Corp.                             349,985
                                             ---------------
                                                   1,505,687
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.5%
        9,055  Wayfair, Inc.,
                 Class A (a) (b)                     393,893
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 2.2%
        6,364  Cimpress N.V. (a)                     603,307
        1,614  CoStar Group, Inc. (a)                335,551
        7,547  GoDaddy, Inc., Class A (a)            225,806
        1,863  j2 Global, Inc.                       124,523
       37,818  Pandora Media, Inc. (a) (b)           514,325
                                             ---------------
                                                   1,803,512
                                             ---------------
               IT SERVICES -- 3.3%
        3,514  Blackhawk Network Holdings,
                 Inc. (a)                            122,252
        9,026  Broadridge Financial
                 Solutions, Inc.                     610,880
        4,708  Convergys Corp.                       125,468
       15,295  CoreLogic, Inc. (a)                   616,083
        3,402  Euronet Worldwide, Inc. (a)           259,437
       17,542  Genpact Ltd. (a)                      469,599
        6,377  MAXIMUS, Inc.                         375,733
        2,601  Syntel, Inc. (a)                      117,851
                                             ---------------
                                                   2,697,303
                                             ---------------
               LEISURE PRODUCTS -- 0.5%
        7,399  Vista Outdoor, Inc. (a)               370,320
                                             ---------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 2.3%
        4,175  Bio-Techne Corp.                      469,354
        4,284  Charles River Laboratories
                 International, Inc. (a)             376,692
        6,174  INC Research Holdings, Inc.,
                 Class A (a)                         274,805
        3,744  PAREXEL International
                 Corp. (a)                           250,286
        4,491  PerkinElmer, Inc.                     255,628


                        See Notes to Financial Statements               Page 91

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS
                 & SERVICES (CONTINUED)
        5,637  PRA Health Sciences, Inc. (a) $       261,444
                                             ---------------
                                                   1,888,209
                                             ---------------
               MACHINERY -- 1.6%
        2,980  Graco, Inc.                           220,550
        1,434  IDEX Corp.                            128,759
        3,064  Middleby (The) Corp. (a)              368,844
        6,673  Toro (The) Co.                        613,582
                                             ---------------
                                                   1,331,735
                                             ---------------
               MEDIA -- 2.1%
          690  Cable One, Inc.                       361,477
        3,924  Liberty Broadband Corp.,
                 Class C (a)                         248,429
       21,363  Regal Entertainment Group,
                 Class A (b)                         502,458
        5,671  Scripps Networks Interactive,
                 Inc., Class A                       374,626
        7,884  Sinclair Broadcast Group,
                 Inc., Class A                       219,333
                                             ---------------
                                                   1,706,323
                                             ---------------
               MULTI-UTILITIES -- 0.4%
        5,599  NorthWestern Corp.                    340,083
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 2.1%
        3,872  Diamondback Energy, Inc. (a)          339,923
        3,765  Gulfport Energy Corp. (a)             109,524
       10,657  Newfield Exploration Co. (a)          461,448
       17,399  Parsley Energy, Inc.,
                 Class A (a)                         496,045
       10,121  RSP Permian, Inc. (a)                 363,850
                                             ---------------
                                                   1,770,790
                                             ---------------
               PERSONAL PRODUCTS -- 0.3%
        4,022  Herbalife Ltd. (a)                    273,536
                                             ---------------
               PHARMACEUTICALS -- 1.1%
        8,265  Akorn, Inc. (a)                       282,911
        7,147  Horizon Pharma PLC (a)                137,866
        4,084  Impax Laboratories, Inc. (a)          128,319
        6,374  Prestige Brands Holdings,
                 Inc. (a)                            341,009
                                             ---------------
                                                     890,105
                                             ---------------
               PROFESSIONAL SERVICES -- 1.4%
        1,908  CEB, Inc.                             114,556
        2,899  Dun & Bradstreet (The) Corp.          374,696
        6,371  On Assignment, Inc. (a)               235,408
       14,080  TransUnion (a)                        460,698
                                             ---------------
                                                   1,185,358
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 21.9%
        3,314  Acadia Realty Trust                   124,805
        4,548  Alexandria Real Estate
                 Equities, Inc.                      510,740
        8,905  American Campus
                 Communities, Inc.                   481,493


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
       28,737  American Homes 4 Rent,
                 Class A                     $       623,593
        5,331  Apartment Investment &
                 Management Co., Class A             245,066
       12,762  Blackstone Mortgage Trust,
                 Inc., Class A                       370,226
       15,478  Colony Starwood Homes                 507,059
       12,219  Communications Sales &
                 Leasing, Inc.                       379,766
        6,636  CoreSite Realty Corp.                 547,669
        3,812  CubeSmart                             113,254
        8,460  CyrusOne, Inc.                        463,777
        9,801  DCT Industrial Trust, Inc.            492,206
       12,978  DDR Corp.                             256,186
       16,570  Douglas Emmett, Inc.                  630,323
       12,380  DuPont Fabros Technology,
                 Inc.                                592,135
        7,653  Education Realty Trust, Inc.          368,415
       12,397  Empire State Realty Trust,
                 Inc., Class A                       260,213
        5,836  EPR Properties                        490,341
        5,882  Equity LifeStyle Properties,
                 Inc.                                483,736
       10,973  Equity One, Inc.                      365,072
       21,155  First Industrial Realty
                 Trust, Inc.                         623,438
        3,413  Gaming and Leisure
                 Properties, Inc.                    122,288
       12,767  Gramercy Property Trust               127,542
       13,456  Healthcare Realty Trust, Inc.         486,569
       10,919  Healthcare Trust of America,
                 Inc., Class A                       371,792
        8,917  Highwoods Properties, Inc.            496,855
       12,101  Hudson Pacific Properties,
                 Inc.                                409,135
        1,775  Kilroy Realty Corp.                   129,948
        8,398  Kite Realty Group Trust               255,383
        5,326  Lamar Advertising Co.,
                 Class A                             361,422
       11,854  Liberty Property Trust                490,518
       38,694  Medical Properties Trust,
                 Inc.                                607,496
        7,838  National Health Investors,
                 Inc.                                615,832
        9,104  National Retail Properties,
                 Inc.                                483,969
       42,524  New Residential Investment
                 Corp.                               581,303
        3,467  Omega Healthcare Investors,
                 Inc.                                119,611
        1,928  Post Properties, Inc.                 122,602
        3,329  PS Business Parks, Inc.               369,153
       13,930  Retail Properties of America,
                 Inc., Class A                       245,586
        2,324  Ryman Hospitality Properties,
                 Inc.                                130,702
       36,871  Spirit Realty Capital, Inc.           504,027
        6,144  Sun Communities, Inc.                 486,298
       11,718  Tanger Factory Outlet
                 Centers, Inc.                       489,109
       19,710  Urban Edge Properties                 589,526
        5,087  W.P. Carey, Inc.                      369,571
        5,767  Weingarten Realty Investors           249,077
                                             ---------------
                                                  18,144,827
                                             ---------------


Page 92                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.3%
        2,059  Howard Hughes (The) Corp. (a)  $      245,968
                                             ---------------
               ROAD & RAIL -- 0.5%
       10,957  Avis Budget Group, Inc. (a)           402,451
                                             ---------------
               SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT
                 -- 2.4%
       15,172  Cirrus Logic, Inc. (a)                737,207
        5,847  Integrated Device Technology,
                 Inc. (a)                            128,576
        6,892  Monolithic Power Systems,
                 Inc.                                501,186
        8,521  Qorvo, Inc. (a)                       538,783
        5,978  Teradyne, Inc.                        118,066
                                             ---------------
                                                   2,023,818
                                             ---------------
               SOFTWARE -- 7.1%
        5,850  Aspen Technology, Inc. (a)            245,056
        5,201  Blackbaud, Inc.                       347,687
       14,532  Cadence Design Systems,
                 Inc. (a)                            349,495
        6,421  Ellie Mae, Inc. (a)                   591,438
        4,167  Fair Isaac Corp.                      527,709
        7,453  Fortinet, Inc. (a)                    258,545
        3,812  Guidewire Software, Inc. (a)          234,324
        3,671  Manhattan Associates,
                 Inc. (a)                            213,102
        1,616  NetSuite, Inc. (a)                    175,902
        5,598  Proofpoint, Inc. (a)                  424,720
        4,345  Splunk, Inc. (a)                      271,736
        2,406  Tableau Software, Inc.,
                 Class A (a)                         135,963
       15,521  Take-Two Interactive
                 Software, Inc. (a)                  623,634
        2,824  Tyler Technologies, Inc. (a)          460,368
        2,239  Ultimate Software Group
                 (The), Inc. (a)                     468,175
       17,848  Zendesk, Inc. (a)                     539,723
                                             ---------------
                                                   5,867,577
                                             ---------------
               SPECIALTY RETAIL -- 1.5%
        8,822  Burlington Stores, Inc. (a)           674,971
       16,555  Michaels Cos., (The) Inc. (a)         436,390
        1,852  Monro Muffler Brake, Inc.             115,972
                                             ---------------
                                                   1,227,333
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.8%
        3,317  Carter's, Inc.                        335,846
       11,882  Skechers U.S.A., Inc.,
                 Class A (a)                         285,406
                                             ---------------
                                                     621,252
                                             ---------------
               TOBACCO -- 0.1%
        5,250  Vector Group Ltd.                     115,972
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 1.8%
       12,943  Beacon Roofing Supply,
                 Inc. (a)                    $       608,580
       10,141  HD Supply Holdings, Inc. (a)          367,002
        3,346  Watsco, Inc.                          481,958
                                             ---------------
                                                   1,457,540
                                             ---------------
               TRANSPORTATION INFRASTRUCTURE
                 -- 0.3%
        3,179  Macquarie Infrastructure
                 Corp.                               243,670
                                             ---------------
               WATER UTILITIES -- 0.6%
       13,203  Aqua America, Inc.                    457,352
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 100.0%                        82,739,656
               (Cost $74,380,121)            ---------------

               MONEY MARKET FUNDS -- 0.9%
      709,616  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)                     709,616
               (Cost $709,616)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$     280,995  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $281,001.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $287,357. (d)                       280,995
      582,109  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $582,123.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $595,610. (d)                    582,109
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 1.0%                  863,104
               (Cost $863,104)               ---------------

               TOTAL INVESTMENTS -- 101.9%        84,312,376
               (Cost $75,952,841) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (1.9)%            (1,587,511)
                                             ---------------
               NET ASSETS -- 100.0%          $    82,724,865
                                             ===============


                        See Notes to Financial Statements                Page 93

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2016

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,560,427 and the total value of the collateral held by the Fund is $1,572,720.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $75,984,742. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,956,328 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $628,694.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                      --------------------------------------
Common Stocks*        $82,739,656     $      --    $      --
Money Market Funds        709,616            --           --
Repurchase
   Agreements                  --       863,104           --
                      --------------------------------------
Total Investments     $83,449,272     $ 863,104    $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $     1,560,427
Non-cash Collateral(2)                            (1,560,427)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       863,104
Non-cash Collateral(4)                              (863,104)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.2%
       13,990  AAR Corp.                     $       337,998
        3,250  Cubic Corp.                           132,730
       15,263  DigitalGlobe, Inc. (a)                411,491
        2,065  KLX, Inc. (a)                          66,700
        4,846  Moog, Inc., Class A (a)               266,869
                                             ---------------
                                                   1,215,788
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 1.3%
        6,305  Atlas Air Worldwide Holdings,
                 Inc. (a)                            272,565
        4,317  Forward Air Corp.                     199,791
        5,008  Hub Group, Inc., Class A (a)          205,027
                                             ---------------
                                                     677,383
                                             ---------------
               AIRLINES -- 0.7%
       12,340  SkyWest, Inc.                         355,022
                                             ---------------
               AUTO COMPONENTS -- 1.6%
       18,037  American Axle & Manufacturing
                 Holdings, Inc. (a)                  314,024
       24,733  Dana, Inc.                            337,358
        4,830  Standard Motor Products, Inc.         202,571
                                             ---------------
                                                     853,953
                                             ---------------
               BANKS -- 5.1%
        5,935  1st Source Corp.                      199,475
        2,164  BancFirst Corp.                       141,894
        3,068  Banner Corp.                          128,058
        7,138  Berkshire Hills Bancorp, Inc.         188,229
       11,086  Boston Private Financial
                 Holdings, Inc.                      134,362
        2,873  City Holding Co.                      134,169
        1,558  Community Bank System, Inc.            68,755
        7,439  First Midwest Bancorp, Inc.           138,886
        7,358  Hancock Holding Co.                   213,309
        5,445  Heartland Financial USA, Inc.         199,940
        3,053  Hilltop Holdings, Inc. (a)             66,494
        7,368  International Bancshares Corp.        202,031
       20,845  Old National Bancorp                  274,320
        2,795  Texas Capital Bancshares,
                 Inc. (a)                            135,669
        7,735  Trustmark Corp.                       201,884
        7,138  United Community Banks, Inc.          137,335
        6,190  WesBanco, Inc.                        191,395
                                             ---------------
                                                   2,756,205
                                             ---------------
               BUILDING PRODUCTS -- 0.4%
        4,005  NCI Building Systems,
                 Inc. (a)                             64,961
        3,268  Simpson Manufacturing Co.,
                 Inc.                                133,335
                                             ---------------
                                                     198,296
                                             ---------------
               CAPITAL MARKETS -- 1.4%
        1,584  Cohen & Steers, Inc.                   68,270
        8,110  Greenhill & Co., Inc.                 160,821
       19,635  KCG Holdings, Inc.,
                 Class A (a)                         297,078
        2,700  Virtus Investment Partners,
                 Inc. (b)                            227,583
                                             ---------------
                                                     753,752
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 3.1%
        7,872  A. Schulman, Inc.             $       230,728
       19,863  Calgon Carbon Corp.                   274,109
        4,788  Ferro Corp. (a)                        62,053
        2,966  H.B. Fuller Co.                       138,097
        7,098  Innospec, Inc.                        356,816
        3,384  Minerals Technologies, Inc.           220,840
        1,466  Quaker Chemical Corp.                 140,238
        4,388  Stepan Co.                            282,192
                                             ---------------
                                                   1,705,073
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 3.3%
        1,757  ABM Industries, Inc.                   65,378
        3,894  Covanta Holding Corp.                  62,382
        1,704  G&K Services, Inc., Class A           136,678
        6,432  Herman Miller, Inc.                   210,777
        2,809  HNI Corp.                             146,433
       12,602  Interface, Inc.                       225,072
        1,848  Mobile Mini, Inc.                      60,078
        1,220  MSA Safety, Inc.                       68,174
        2,059  Multi-Color Corp.                     132,970
       24,057  Steelcase, Inc., Class A              348,826
        2,084  Tetra Tech, Inc.                       68,626
        2,259  UniFirst Corp.                        264,032
                                             ---------------
                                                   1,789,426
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.8%
        3,433  ADTRAN, Inc.                           62,481
        8,221  EchoStar Corp., Class A (a)           320,208
        7,457  Finisar Corp. (a)                     139,893
       19,573  Ixia (a)                              225,090
        2,745  NETGEAR, Inc. (a)                     141,175
        1,454  Plantronics, Inc.                      70,141
                                             ---------------
                                                     958,988
                                             ---------------
               CONSTRUCTION & ENGINEERING
                 -- 0.6%
        2,869  Granite Construction, Inc.            142,819
       10,153  Primoris Services Corp.               183,261
                                             ---------------
                                                     326,080
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 0.3%
        6,381  Summit Materials, Inc.,
                 Class A (a)                         141,275
                                             ---------------
               CONSUMER FINANCE -- 1.6%
        5,681  Green Dot Corp., Class A (a)          137,480
        9,395  Nelnet, Inc., Class A                 379,652
       13,526  PRA Group, Inc. (a)                   376,835
                                             ---------------
                                                     893,967
                                             ---------------
               CONTAINERS & PACKAGING
                 -- 0.1%
        1,720  Greif, Inc., Class A                   69,024
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.1%
       18,299  DeVry Education Group, Inc.           407,519
       10,487  Regis Corp. (a)                       140,945


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                 (CONTINUED)
        5,508  Weight Watchers
                 International, Inc. (a) (b) $        65,710
                                             ---------------
                                                     614,174
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.6%
        1,680  ATN International, Inc.               123,514
       21,642  Iridium Communications,
                 Inc. (a)                            194,345
                                             ---------------
                                                     317,859
                                             ---------------
               ELECTRIC UTILITIES -- 0.7%
        4,066  El Paso Electric Co.                  193,867
        5,737  Otter Tail Corp.                      199,934
                                             ---------------
                                                     393,801
                                             ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
        8,890  Babcock & Wilcox Enterprises,
                 Inc. (a)                            136,551
        7,008  Encore Wire Corp.                     263,010
                                             ---------------
                                                     399,561
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 6.3%
        4,901  Anixter International,
                 Inc. (a)                            300,333
       19,232  AVX Corp.                             262,709
        2,163  Belden, Inc.                          158,353
       15,437  Benchmark Electronics,
                 Inc. (a)                            361,843
        1,425  Coherent, Inc. (a)                    151,121
        2,730  Dolby Laboratories, Inc.,
                 Class A                             137,346
        3,195  ePlus, Inc. (a)                       268,732
       12,558  Insight Enterprises, Inc. (a)         334,043
        5,615  Methode Electronics, Inc.             196,694
        2,980  MTS Systems Corp.                     141,342
        4,451  Plexus Corp. (a)                      204,479
        3,144  Rogers Corp. (a)                      215,175
       12,176  Sanmina Corp. (a)                     308,540
        7,041  ScanSource, Inc. (a)                  288,892
        5,172  Vishay Intertechnology, Inc.           68,943
                                             ---------------
                                                   3,398,545
                                             ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 1.2%
       22,891  Bristow Group, Inc.                   247,452
       38,907  McDermott International,
                 Inc. (a)                            201,538
        3,970  Oil States International,
                 Inc. (a)                            122,752
        1,107  SEACOR Holdings, Inc. (a)              62,568
                                             ---------------
                                                     634,310
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 1.2%
       40,718  SUPERVALU, Inc. (a)                   198,704
        4,106  United Natural Foods,
                 Inc. (a)                            205,218
        5,169  Weis Markets, Inc.                    267,082
                                             ---------------
                                                     671,004
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS -- 1.5%
       17,529  Darling Ingredients, Inc. (a) $       276,608
       10,624  Dean Foods Co.                        196,119
        3,770  Sanderson Farms, Inc.                 330,214
                                             ---------------
                                                     802,941
                                             ---------------
               GAS UTILITIES -- 0.5%
        2,015  Northwest Natural Gas Co.             130,854
        4,131  South Jersey Industries, Inc.         131,696
                                             ---------------
                                                     262,550
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 0.2%
          804  Analogic Corp.                         67,552
        1,341  CONMED Corp.                           54,498
                                             ---------------
                                                     122,050
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 2.4%
       28,916  Kindred Healthcare, Inc.              354,510
        1,985  Magellan Health, Inc. (a)             135,913
        4,034  National HealthCare Corp.             260,596
        5,821  Providence Service (The)
                 Corp. (a)                           281,562
       24,026  Select Medical Holdings
                 Corp. (a)                           276,299
                                             ---------------
                                                   1,308,880
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 0.1%
        3,638  HMS Holdings Corp. (a)                 72,323
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 3.2%
        6,472  Belmond Ltd., Class A (a)              74,363
          157  Biglari Holdings, Inc. (a)             65,172
        3,443  Bob Evans Farms, Inc.                 126,634
        2,793  Dave & Buster's
                 Entertainment, Inc. (a)             124,288
       11,977  Fiesta Restaurant Group,
                 Inc. (a)                            267,566
        2,658  Hyatt Hotels Corp.,
                 Class A (a)                         134,070
        7,809  International Speedway Corp.,
                 Class A                             263,710
        4,030  Interval Leisure Group, Inc.           72,459
        5,619  La Quinta Holdings, Inc. (a)           69,507
        1,907  Marriott Vacations Worldwide
                 Corp.                               145,504
        6,882  Red Robin Gourmet Burgers,
                 Inc. (a)                            332,814
        4,470  SeaWorld Entertainment, Inc.           68,838
                                             ---------------
                                                   1,744,925
                                             ---------------
               HOUSEHOLD DURABLES -- 2.7%
        5,819  Ethan Allen Interiors, Inc.           202,094
       17,172  KB Home                               269,600
        6,909  La-Z-Boy, Inc.                        208,790
        7,894  M.D.C. Holdings, Inc.                 207,770
        8,699  Meritage Homes Corp. (a)              316,557
        5,307  TopBuild Corp. (a)                    200,392
          888  Universal Electronics,
                 Inc. (a)                             68,678
                                             ---------------
                                                   1,473,881
                                             ---------------


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 1.2%
       18,937  Dynegy, Inc. (a)              $       286,517
       20,943  NRG Yield, Inc., Class C              375,717
                                             ---------------
                                                     662,234
                                             ---------------
               INSURANCE -- 6.4%
       22,909  American Equity Investment
                 Life Holding Co.                    364,940
        6,292  Argo Group International
                 Holdings Ltd.                       326,492
       11,253  Employers Holdings, Inc.              320,936
        3,168  FBL Financial Group, Inc.,
                 Class A                             197,588
       24,832  Genworth Financial, Inc.,
                 Class A (a)                          71,019
        3,863  Horace Mann Educators Corp.           132,037
        2,382  Infinity Property & Casualty
                 Corp.                               195,419
        6,202  Kemper Corp.                          212,542
       26,674  Maiden Holdings Ltd.                  372,636
       19,120  MBIA, Inc. (a)                        161,373
        1,670  National Western Life Group,
                 Inc., Class A                       315,864
        2,089  Navigators Group (The), Inc.          195,677
        2,121  Safety Insurance Group, Inc.          135,108
        5,031  Selective Insurance Group,
                 Inc.                                197,014
        6,156  United Fire Group, Inc.               258,552
                                             ---------------
                                                   3,457,197
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.1%
        1,374  Shutterfly, Inc. (a)                   73,083
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.1%
        8,565  Bankrate, Inc. (a)                     68,263
                                             ---------------
               IT SERVICES -- 1.3%
        5,081  ManTech International Corp.,
                 Class A                             200,750
       13,888  NeuStar, Inc., Class A (a)            349,839
        6,432  Perficient, Inc. (a)                  142,919
                                             ---------------
                                                     693,508
                                             ---------------
               LEISURE PRODUCTS -- 0.1%
        6,273  Callaway Golf Co.                      67,121
                                             ---------------
               MACHINERY -- 6.1%
        8,273  American Railcar Industries,
                 Inc.                                347,549
        1,142  Astec Industries, Inc.                 68,840
        9,858  Barnes Group, Inc.                    373,914
       12,334  Briggs & Stratton Corp.               280,352
        3,271  ESCO Technologies, Inc.               138,527
       20,277  Federal Signal Corp.                  266,642
        3,953  Franklin Electric Co., Inc.           153,060
       11,206  Greenbrier (The) Cos.,
                 Inc. (b)                            367,893
        4,348  Hillenbrand, Inc.                     140,658
        2,895  Kennametal, Inc.                       71,970


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY (CONTINUED)
        6,026  Mueller Industries, Inc.      $       205,125
        5,611  Mueller Water Products, Inc.,
                 Class A                              66,546
       10,017  SPX FLOW, Inc. (a)                    273,264
        4,398  Sun Hydraulics Corp.                  132,820
        1,189  Tennant Co.                            76,191
       25,707  Wabash National Corp. (a)             372,237
                                             ---------------
                                                   3,335,588
                                             ---------------
               MEDIA -- 2.4%
       23,642  Gannett Co., Inc.                     301,672
        1,814  Loral Space & Communications,
                 Inc. (a)                             63,726
        5,033  Meredith Corp.                        274,198
       18,068  New Media Investment Group,
                 Inc.                                319,081
        8,243  Scholastic Corp.                      338,787
                                             ---------------
                                                   1,297,464
                                             ---------------
               METALS & MINING -- 0.4%
        5,027  Allegheny Technologies, Inc.           89,531
        7,729  Commercial Metals Co.                 127,838
                                             ---------------
                                                     217,369
                                             ---------------
               MULTILINE RETAIL -- 0.4%
        3,838  Big Lots, Inc.                        204,105
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 2.7%
       50,385  Alon USA Energy, Inc.                 356,222
        3,984  CONSOL Energy, Inc.                    77,210
       24,717  Delek US Holdings, Inc.               309,457
        6,623  Green Plains, Inc.                    150,210
       27,965  Oasis Petroleum, Inc. (a)             212,534
        1,969  SemGroup Corp., Class A                57,022
        4,835  SM Energy Co.                         131,173
        4,562  Targa Resources Corp.                 169,980
                                             ---------------
                                                   1,463,808
                                             ---------------
               PAPER & FOREST PRODUCTS
                 -- 2.3%
       11,380  Boise Cascade Co. (a)                 309,195
        2,942  Clearwater Paper Corp. (a)            185,081
       25,094  KapStone Paper and Packaging
                 Corp.                               358,342
        1,804  Neenah Paper, Inc.                    136,076
        7,405  Schweitzer-Mauduit
                 International, Inc.                 279,983
                                             ---------------
                                                   1,268,677
                                             ---------------
               PERSONAL PRODUCTS -- 0.4%
        2,241  Inter Parfums, Inc.                    72,922
        2,830  Nu Skin Enterprises, Inc.,
                 Class A                             151,122
                                             ---------------
                                                     224,044
                                             ---------------
               PROFESSIONAL SERVICES -- 2.7%
        4,723  FTI Consulting, Inc. (a)              202,333
        3,179  Huron Consulting Group,
                 Inc. (a)                            195,413
          829  Insperity, Inc.                        65,068


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES
                 (CONTINUED)
        9,285  Korn/Ferry International      $       213,648
       20,218  Navigant Consulting, Inc. (a)         398,497
       17,254  TrueBlue, Inc. (a)                    385,282
                                             ---------------
                                                   1,460,241
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 7.6%
       26,926  Capstead Mortgage Corp.               267,914
       28,053  CBL & Associates Properties,
                 Inc.                                344,771
       11,233  Chesapeake Lodging Trust              283,858
       36,153  DiamondRock Hospitality Co.           355,022
       15,663  Franklin Street Properties
                 Corp.                               200,800
       10,955  InfraREIT, Inc.                       193,465
        4,680  Invesco Mortgage Capital,
                 Inc.                                 67,392
       40,367  Investors Real Estate Trust           267,230
       25,836  Lexington Realty Trust                280,837
        9,948  Pebblebrook Hotel Trust               294,958
       16,093  PennyMac Mortgage
                 Investment Trust                    261,189
       18,911  Redwood Trust, Inc.                   269,860
       10,049  Select Income REIT                    278,960
       24,659  Summit Hotel Properties, Inc.         349,665
        4,179  Tier REIT, Inc.                        72,840
       19,454  Xenia Hotels & Resorts, Inc.          349,394
                                             ---------------
                                                   4,138,155
                                             ---------------
               ROAD & RAIL -- 1.8%
       15,018  Heartland Express, Inc.               278,133
       16,950  Swift Transportation Co. (a)          326,288
       14,214  Werner Enterprises, Inc.              357,056
                                             ---------------
                                                     961,477
                                             ---------------
               SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT
                 -- 2.0%
       56,778  Amkor Technology, Inc. (a)            357,134
        3,086  Cabot Microelectronics Corp.          162,385
       10,228  Diodes, Inc. (a)                      189,320
       14,193  Intersil Corp., Class A               216,869
        1,282  Power Integrations, Inc.               73,164
        3,866  Veeco Instruments, Inc. (a)            64,833
                                             ---------------
                                                   1,063,705
                                             ---------------
               SOFTWARE -- 0.2%
        2,600  Monotype Imaging Holdings,
                 Inc.                                 51,454
        4,097  Rovi Corp. (a)                         77,065
                                             ---------------
                                                     128,519
                                             ---------------
               SPECIALTY RETAIL -- 8.5%
       14,913  Aaron's, Inc.                         357,166
       18,330  Abercrombie & Fitch Co.,
                 Class A                             379,614
        3,643  Asbury Automotive Group,
                 Inc. (a)                            221,494
        9,167  Ascena Retail Group, Inc. (a)          74,528
       16,931  Barnes & Noble, Inc.                  221,458


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       10,049  Buckle (The), Inc. (b)        $       275,242
       10,790  Caleres, Inc.                         283,993
        5,098  Cato (The) Corp., Class A             182,356
        2,399  Children's Place (The), Inc.          200,508
       12,334  DSW, Inc., Class A                    299,223
       22,500  Express, Inc. (a)                     336,600
        6,470  Finish Line (The), Inc.,
                 Class A                             140,593
        5,077  Genesco, Inc. (a)                     352,445
        5,291  Group 1 Automotive, Inc.              329,735
       17,354  Guess?, Inc.                          255,451
        7,510  Hibbett Sports, Inc. (a)              262,249
        6,110  Select Comfort Corp. (a)              145,785
       10,681  Vitamin Shoppe, Inc. (a)              312,526
                                             ---------------
                                                   4,630,966
                                             ---------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.2%
        2,139  Cray, Inc. (a)                         67,507
       13,147  Diebold, Inc.                         371,271
       10,511  Super Micro Computer,
                 Inc. (a)                            226,512
                                             ---------------
                                                     665,290
                                             ---------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.5%
        4,540  Deckers Outdoor Corp. (a)             299,686
       11,444  Fossil Group, Inc. (a)                361,630
        6,429  Wolverine World Wide, Inc.            157,446
                                             ---------------
                                                     818,762
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 1.6%
       17,575  EverBank Financial Corp.              315,647
       10,699  Flagstar Bancorp, Inc. (a)            282,561
        5,689  Nationstar Mortgage Holdings,
                 Inc. (a)                             71,852
        4,320  Northwest Bancshares, Inc.             64,411
       37,466  Ocwen Financial Corp. (a)              74,932
        4,812  PHH Corp. (a)                          70,303
                                             ---------------
                                                     879,706
                                             ---------------
               TOBACCO -- 0.6%
        5,654  Universal Corp.                       335,339
                                             ---------------
               TRADING COMPANIES
                 & DISTRIBUTORS -- 2.3%
        7,424  GATX Corp.                            332,075
        4,522  Kaman Corp.                           195,170
       15,151  Rush Enterprises, Inc.,
                 Class A (a)                         348,170
        6,340  WESCO International, Inc. (a)         353,392
                                             ---------------
                                                   1,228,807
                                             ---------------
               WATER UTILITIES -- 0.1%
        1,834  California Water Service
                 Group                                61,861
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 99.9%                         54,316,325
               (Cost $51,982,612)            ---------------


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.6%
      302,561  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)             $       302,561
               (Cost $302,561)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$     119,809  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $119,811.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $122,521. (d)                       119,809
      248,195  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $248,201.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $253,952. (d)                    248,195
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.7%                  368,004
               (Cost $368,004)               ---------------

               TOTAL INVESTMENTS -- 101.2%        54,986,890
               (Cost $52,653,177) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (1.2)%              (645,420)
                                             ---------------
               NET ASSETS -- 100.0%          $    54,341,470
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $675,110 and the total value of the collateral held by the Fund is $670,565.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $52,739,016. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,731,955 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,484,081.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                      --------------------------------------
Common Stocks*        $54,316,325      $      --   $      --
Money Market Funds        302,561             --          --
Repurchase
   Agreements                  --        368,004          --
                      --------------------------------------
Total Investments     $54,618,886      $ 368,004   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $       675,110
Non-cash Collateral(2)                              (670,565)
                                             ---------------
Net Amount                                   $         4,545
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On July 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from July 28 to July 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       368,004
Non-cash Collateral(4)                              (368,004)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 100                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.8%
       18,679  Aerojet Rocketdyne Holdings,
                 Inc. (a)                    $       352,286
       13,736  Mercury Systems, Inc. (a)             356,037
       10,980  TASER International, Inc. (a)         317,981
                                             ---------------
                                                   1,026,304
                                             ---------------
               AIRLINES -- 0.4%
        5,296  Hawaiian Holdings, Inc. (a)           241,127
                                             ---------------
               AUTO COMPONENTS -- 2.0%
        4,323  Cooper-Standard Holding,
                 Inc. (a)                            380,640
        5,970  Dorman Products, Inc. (a)             380,289
        4,024  Drew Industries, Inc.                 368,639
                                             ---------------
                                                   1,129,568
                                             ---------------
               BANKS -- 9.5%
        6,768  Ameris Bancorp                        224,427
        6,015  BNC Bancorp                           145,924
        6,075  Brookline Bancorp, Inc.                69,194
        2,326  Capital Bank Financial Corp.,
                 Class A                              69,524
        5,391  Chemical Financial Corp.              223,080
        7,998  Customers Bancorp, Inc. (a)           205,868
        2,838  Eagle Bancorp, Inc. (a)               146,299
        5,912  FCB Financial Holdings, Inc.,
                 Class A (a)                         206,743
       14,847  First Commonwealth Financial
                 Corp.                               143,274
       14,045  First Financial Bancorp               299,299
        6,130  First Financial Bankshares,
                 Inc.                                209,462
        5,478  First Merchants Corp.                 143,524
        5,138  Glacier Bancorp, Inc.                 141,706
        8,662  Great Western Bancorp, Inc.           287,319
        5,815  Hanmi Financial Corp.                 142,584
        4,491  Hope Bancorp, Inc. (a)                 69,027
        2,989  Independent Bank Corp.                150,078
        2,905  Lakeland Financial Corp.              149,172
       10,152  LegacyTexas Financial Group,
                 Inc.                                289,535
        7,020  NBT Bancorp, Inc.                     209,336
        4,041  Opus Bank                             130,443
        1,489  Park National Corp.                   133,295
        2,073  Renasant Corp.                         66,792
        2,741  S&T Bancorp, Inc.                      69,868
        5,532  ServisFirst Bancshares, Inc.          280,085
        4,352  Simmons First National Corp.,
                 Class A                             199,974
          985  South State Corp.                      71,816
        6,711  State Bank Financial Corp.            146,837
        3,093  Tompkins Financial Corp.              224,985
        9,285  TowneBank                             213,091
        5,528  Union Bankshares Corp.                148,371
        1,767  Washington Trust Bancorp,
                 Inc.                                 67,075
        2,671  Yadkin Financial Corp.                 67,282
                                             ---------------
                                                   5,345,289
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BEVERAGES -- 0.9%
        1,363  Coca-Cola Bottling Co.
                 Consolidated                $       194,105
        5,437  National Beverage Corp. (a)           311,866
                                             ---------------
                                                     505,971
                                             ---------------
               BIOTECHNOLOGY -- 4.9%
        5,916  Acceleron Pharma, Inc. (a)            200,671
        5,710  AMAG Pharmaceuticals,
                 Inc. (a)                            151,486
       18,483  ARIAD Pharmaceuticals,
                 Inc. (a)                            175,773
       43,722  Exelixis, Inc. (a)                    401,368
        8,258  Five Prime Therapeutics,
                 Inc. (a)                            418,598
        2,587  Genomic Health, Inc. (a)               75,101
       20,892  Ironwood Pharmaceuticals,
                 Inc. (a)                            295,204
       23,796  Lexicon Pharmaceuticals,
                 Inc. (a) (b)                        388,351
        8,397  MiMedx Group, Inc. (a)                 62,894
        6,203  Momenta Pharmaceuticals,
                 Inc. (a)                             69,846
        2,838  Portola Pharmaceuticals,
                 Inc. (a)                             73,674
        9,545  PTC Therapeutics, Inc. (a)             56,984
        2,449  Repligen Corp. (a)                     70,041
        5,342  Spark Therapeutics, Inc. (a)          309,515
                                             ---------------
                                                   2,749,506
                                             ---------------
               BUILDING PRODUCTS -- 3.7%
        7,307  AAON, Inc.                            193,489
        2,059  American Woodmark Corp. (a)           152,840
        4,338  Apogee Enterprises, Inc.              202,802
       24,282  Builders FirstSource,
                 Inc. (a)                            312,995
       16,203  Griffon Corp.                         277,719
       23,436  Ply Gem Holdings, Inc. (a)            359,977
        4,476  Trex Co., Inc. (a)                    217,086
        3,683  Universal Forest Products,
                 Inc.                                398,206
                                             ---------------
                                                   2,115,114
                                             ---------------
               CAPITAL MARKETS -- 0.6%
        2,420  Artisan Partners Asset
                 Management, Inc., Class A            67,663
        1,517  Evercore Partners, Inc.,
                 Class A                              76,866
        4,035  TPG Specialty Lending, Inc.            70,814
        7,588  Virtu Financial, Inc.,
                 Class A                             130,514
                                             ---------------
                                                     345,857
                                             ---------------
               CHEMICALS -- 1.2%
        1,123  Balchem Corp.                          71,726
        2,541  Chemtura Corp. (a)                     71,377
       15,381  Platform Specialty Products
                 Corp. (a)                           141,505
        7,954  Trinseo S.A.                          396,030
                                             ---------------
                                                     680,638
                                             ---------------
               COMMERCIAL SERVICES
                 & SUPPLIES -- 1.4%
       11,251  Knoll, Inc.                           284,088
        4,909  Matthews International Corp.,
                 Class A                             295,080
        4,375  US Ecology, Inc.                      198,187
                                             ---------------
                                                     777,355
                                             ---------------


                        See Notes to Financial Statements               Page 101

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                 -- 0.1%
        1,203  InterDigital, Inc.            $        71,037
                                             ---------------
               CONSTRUCTION & ENGINEERING
                 -- 0.6%
       10,483  Comfort Systems USA, Inc.             318,473
                                             ---------------
               CONSTRUCTION MATERIALS
                 -- 1.0%
       11,206  Headwaters, Inc. (a)                  222,887
        5,606  US Concrete, Inc. (a)                 361,587
                                             ---------------
                                                     584,474
                                             ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 0.9%
        3,422  Grand Canyon Education,
                 Inc. (a)                            143,929
       21,598  LifeLock, Inc. (a)                    361,335
                                             ---------------
                                                     505,264
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.9%
       74,720  Cincinnati Bell, Inc. (a)             373,600
       12,536  Consolidated Communications
                 Holdings, Inc.                      350,381
       55,977  Vonage Holdings Corp. (a)             331,944
                                             ---------------
                                                   1,055,925
                                             ---------------
               ELECTRIC UTILITIES -- 0.5%
        4,833  MGE Energy, Inc.                      271,373
                                             ---------------
               ELECTRICAL EQUIPMENT -- 0.5%
        4,555  AZZ, Inc.                             282,774
                                             ---------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.5%
        4,677  Badger Meter, Inc.                    326,174
        9,200  Fabrinet (a)                          347,392
        7,280  II-VI, Inc. (a)                       146,328
                                             ---------------
                                                     819,894
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 0.7%
        9,173  Smart & Final Stores,
                 Inc. (a)                            126,496
        8,934  SpartanNash Co.                       281,421
                                             ---------------
                                                     407,917
                                             ---------------
               FOOD PRODUCTS -- 1.1%
        5,097  Calavo Growers, Inc.                  335,280
        7,091  Tootsie Roll Industries,
                 Inc. (b)                            263,289
                                             ---------------
                                                     598,569
                                             ---------------
               GAS UTILITIES -- 0.3%
        3,037  Chesapeake Utilities Corp.            194,581
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 4.8%
        1,419  Abaxis, Inc.                           70,184
          470  Atrion Corp.                          224,096
        5,615  Cynosure, Inc., Class A (a)           308,601
        2,812  Globus Medical, Inc.,
                 Class A (a)                          64,535


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES (CONTINUED)
        1,782  ICU Medical, Inc. (a)         $       208,066
        2,215  Insulet Corp. (a)                      78,389
        6,502  Masimo Corp. (a)                      344,411
        3,436  Meridian Bioscience, Inc.              66,521
       10,137  Merit Medical Systems,
                 Inc. (a)                            237,611
        4,629  Nevro Corp. (a)                       382,818
       12,601  NxStage Medical, Inc. (a)             278,608
        6,442  Orthofix International
                 N.V. (a)                            305,351
        4,998  Zeltiq Aesthetics, Inc. (a)           169,682
                                             ---------------
                                                   2,738,873
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 5.6%
        6,241  Aceto Corp.                           160,456
        2,644  Adeptus Health, Inc.,
                 Class A (a) (b)                     117,843
        3,812  Air Methods Corp. (a)                 126,901
        6,764  Amedisys, Inc. (a)                    362,212
        8,543  AMN Healthcare Services,
                 Inc. (a)                            361,369
        6,326  CorVel Corp. (a)                      285,935
        9,756  Diplomat Pharmacy, Inc. (a)           350,533
        9,567  Ensign Group (The), Inc.              205,691
        8,990  HealthEquity, Inc. (a)                265,385
        7,890  LHC Group, Inc. (a)                   357,101
        5,539  PharMerica Corp. (a)                  147,116
        2,049  Premier, Inc., Class A (a)             67,002
        7,164  Surgical Care Affiliates,
                 Inc. (a)                            372,600
                                             ---------------
                                                   3,180,144
                                             ---------------
               HEALTH CARE TECHNOLOGY
                 -- 1.1%
        7,580  HealthStream, Inc. (a)                183,664
        3,720  Inovalon Holdings, Inc.,
                 Class A (a)                          69,266
        8,677  Press Ganey Holdings,
                 Inc. (a)                            346,386
                                             ---------------
                                                     599,316
                                             ---------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.5%
        6,232  BJ's Restaurants, Inc. (a)            242,051
        5,155  ClubCorp Holdings, Inc.                74,748
       18,734  Denny's Corp. (a)                     209,072
          790  DineEquity, Inc.                       64,282
        4,017  Papa John's International,
                 Inc.                                297,057
        4,803  Penn National Gaming,
                 Inc. (a)                             72,141
        2,501  Popeyes Louisiana Kitchen,
                 Inc. (a)                            143,257
        2,477  Sonic Corp.                            66,656
       10,025  Wingstop, Inc.                        260,650
                                             ---------------
                                                   1,429,914
                                             ---------------
               HOUSEHOLD DURABLES -- 1.4%
        3,644  Cavco Industries, Inc. (a)            362,141
        5,731  iRobot Corp. (a)                      217,319
       17,006  TRI Pointe Group, Inc. (a)            228,731
                                             ---------------
                                                     808,191
                                             ---------------


Page 102                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS -- 1.0%
       15,729  Central Garden & Pet Co.,
                 Class A (a)                 $       358,464
        1,711  WD-40 Co.                             196,731
                                             ---------------
                                                     555,195
                                             ---------------
               INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.9%
        6,243  Ormat Technologies, Inc.              284,931
        8,750  Pattern Energy Group, Inc.            213,237
                                             ---------------
                                                     498,168
                                             ---------------
               INSURANCE -- 1.4%
        4,462  AMERISAFE, Inc.                       261,161
        8,045  James River Group Holdings
                 Ltd.                                270,795
       10,818  Universal Insurance Holdings,
                 Inc.                                235,183
                                             ---------------
                                                     767,139
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 0.1%
        3,062  Liberty TripAdvisor Holdings,
                 Inc., Class A (a)                    72,477
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 5.2%
        6,835  2U, Inc. (a)                          239,088
        5,273  Benefitfocus, Inc. (a)                226,739
        7,177  Cornerstone OnDemand,
                 Inc. (a)                            309,975
        6,034  Envestnet, Inc. (a)                   230,318
        8,793  GrubHub, Inc. (a)                     333,430
        3,169  LogMeIn, Inc. (a)                     272,249
       12,450  NIC, Inc.                             290,334
        9,750  Q2 Holdings, Inc. (a)                 289,380
        3,318  SPS Commerce, Inc. (a)                210,096
          767  Stamps.com, Inc. (a)                   58,142
        3,460  WebMD Health Corp. (a)                211,094
        8,998  Yelp, Inc. (a)                        289,466
                                             ---------------
                                                   2,960,311
                                             ---------------
               IT SERVICES -- 2.4%
        8,577  Cardtronics PLC, Class A (a)          377,302
        4,987  CSG Systems International,
                 Inc.                                200,777
        8,788  EVERTEC, Inc.                         151,154
        6,516  ExlService Holdings, Inc. (a)         322,607
        4,717  Sykes Enterprises, Inc. (a)           144,765
        5,034  TeleTech Holdings, Inc.               143,670
                                             ---------------
                                                   1,340,275
                                             ---------------
               LEISURE PRODUCTS -- 1.0%
       12,562  Smith & Wesson Holding
                 Corp. (a)                           369,951
        3,140  Sturm Ruger & Co., Inc.               213,520
                                             ---------------
                                                     583,471
                                             ---------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LIFE SCIENCES TOOLS
                 & SERVICES -- 0.7%
        5,280  Cambrex Corp. (a)             $       276,725
        6,753  Luminex Corp. (a)                     144,717
                                             ---------------
                                                     421,442
                                             ---------------
               MACHINERY -- 2.2%
        5,034  Albany International Corp.,
                 Class A                             213,089
        5,578  John Bean Technologies Corp.          373,280
        3,768  RBC Bearings, Inc. (a)                286,481
        6,959  Rexnord Corp. (a)                     148,157
        2,434  Standex International Corp.           216,139
                                             ---------------
                                                   1,237,146
                                             ---------------
               MARINE -- 0.1%
        2,075  Matson, Inc.                           77,543
                                             ---------------
               MEDIA -- 0.7%
        6,176  Gray Television, Inc. (a)              61,142
        8,822  National CineMedia, Inc.              137,447
        4,224  Nexstar Broadcasting Group,
                 Inc., Class A                       213,523
                                             ---------------
                                                     412,112
                                             ---------------
               METALS & MINING -- 0.3%
        2,223  Kaiser Aluminum Corp.                 184,176
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.1%
        1,869  Carrizo Oil & Gas, Inc. (a)            61,303
       19,180  Laredo Petroleum, Inc. (a)            192,184
       15,494  Rice Energy, Inc. (a)                 361,320
                                             ---------------
                                                     614,807
                                             ---------------
               PERSONAL PRODUCTS -- 0.4%
        4,245  Revlon, Inc., Class A (a)             150,655
          602  USANA Health Sciences,
                 Inc. (a)                             82,667
                                             ---------------
                                                     233,322
                                             ---------------
               PHARMACEUTICALS -- 1.4%
       13,922  Depomed, Inc. (a)                     264,100
        4,669  Dermira, Inc. (a)                     156,692
        1,726  Intra-Cellular Therapies,
                 Inc. (a)                             70,421
        5,742  Lannett Co., Inc. (a)                 179,265
       16,070  TherapeuticsMD, Inc. (a) (b)          124,864
                                             ---------------
                                                     795,342
                                             ---------------
               PROFESSIONAL SERVICES -- 2.0%
        3,858  Advisory Board (The) Co. (a)          161,110
        4,678  Exponent, Inc.                        237,689
       16,424  TriNet Group, Inc. (a)                356,237
        5,709  WageWorks, Inc. (a)                   352,873
                                             ---------------
                                                   1,107,909
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 11.7%
        7,078  Agree Realty Corp.                    358,996
          334  Alexander's, Inc.                     143,376
        3,219  American Assets Trust, Inc.           147,688
        8,499  Apollo Commercial Real Estate
                 Finance, Inc.                       138,109


                        See Notes to Financial Statements               Page 103

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
        6,215  Chatham Lodging Trust         $       149,036
       13,133  Cousins Properties, Inc.              139,735
       16,319  CYS Investments, Inc.                 146,055
        2,917  EastGroup Properties, Inc.            214,750
       17,180  Global Net Lease, Inc.                149,981
       11,845  Government Properties Income
                 Trust                               282,622
        6,323  Hannon Armstrong Sustainable
                 Infrastructure Capital,
                 Inc.                                142,204
        3,907  Hersha Hospitality Trust               73,842
       14,243  iStar, Inc. (a)                       147,558
        5,280  LTC Properties, Inc.                  282,638
       10,118  Mack-Cali Realty Corp.                285,328
       19,688  Monogram Residential Trust,
                 Inc.                                210,859
       18,822  New Senior Investment Group,
                 Inc.                                225,676
        3,124  Pennsylvania Real Estate
                 Investment Trust                     79,475
       16,252  Physicians Realty Trust               352,993
        6,099  QTS Realty Trust, Inc.,
                 Class A                             349,168
       13,931  Ramco-Gershenson Properties
                 Trust                               276,391
       12,606  Retail Opportunity
                 Investments Corp.                   287,795
       16,190  Rexford Industrial Realty,
                 Inc.                                370,103
        3,246  Sabra Health Care REIT, Inc.           77,612
        4,426  Saul Centers, Inc.                    297,294
       11,472  STAG Industrial, Inc.                 291,159
       10,560  Terreno Realty Corp.                  294,096
        2,388  Universal Health Realty
                 Income Trust                        142,492
        6,390  Washington Real Estate
                 Investment Trust                    219,113
       24,412  WP Glimcher, Inc.                     309,544
                                             ---------------
                                                   6,585,688
                                             ---------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT -- 0.5%
        4,729  HFF, Inc., Class A                    133,405
        2,638  Marcus & Millichap, Inc. (a)           70,672
        3,781  St. Joe (The) Co. (a)                  69,684
                                             ---------------
                                                     273,761
                                             ---------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.7%
        7,197  Advanced Energy Industries,
                 Inc. (a)                            293,062
       66,433  Advanced Micro Devices,
                 Inc. (a)                            455,730
        1,319  Ambarella, Inc. (a)                    76,476
       13,893  Entegris, Inc. (a)                    237,431
        8,529  Inphi Corp. (a)                       300,050
       18,992  MaxLinear, Inc., Class A (a)          414,215


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 (CONTINUED)
        6,345  MKS Instruments, Inc.         $       289,840
                                             ---------------
                                                   2,066,804
                                             ---------------
               SOFTWARE -- 7.0%
       23,371  8x8, Inc. (a)                         321,351
        6,658  BroadSoft, Inc. (a)                   298,478
       13,672  Callidus Software, Inc. (a)           280,686
        7,129  Ebix, Inc.                            380,118
        3,153  Fleetmatics Group PLC (a)             135,453
        9,133  Gigamon, Inc. (a)                     426,694
        1,542  HubSpot, Inc. (a)                      84,178
       10,715  Infoblox, Inc. (a)                    200,585
          382  MicroStrategy, Inc.,
                 Class A (a)                          66,808
        7,902  Paycom Software, Inc. (a)             373,054
        7,903  Paylocity Holding Corp. (a)           352,790
       10,136  Pegasystems, Inc.                     282,794
        4,582  Qualys, Inc. (a)                      143,829
       12,234  RealPage, Inc. (a)                    307,685
       10,194  RingCentral, Inc.,
                 Class A (a)                         234,768
        2,103  Synchronoss Technologies,
                 Inc. (a)                             78,526
                                             ---------------
                                                   3,967,797
                                             ---------------
               SPECIALTY RETAIL -- 1.5%
        7,357  Five Below, Inc. (a)                  375,281
        6,063  Francesca's Holdings
                 Corp. (a)                            77,061
          943  Lithia Motors, Inc., Class A           81,371
       17,176  Tile Shop Holdings, Inc. (a)          292,851
                                             ---------------
                                                     826,564
                                             ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 2.3%
        5,268  Beneficial Bancorp, Inc.               71,434
        3,783  BofI Holding, Inc. (a) (b)             63,630
       14,410  Capitol Federal Financial,
                 Inc.                                204,190
        6,262  Essent Group Ltd. (a)                 150,037
        5,327  Kearny Financial Corp.                 69,358
        2,276  LendingTree, Inc. (a) (b)             229,830
       13,600  Meridian Bancorp, Inc.                199,920
        3,411  Provident Financial Services,
                 Inc.                                 68,732
        2,940  Walker & Dunlop, Inc. (a)              69,590
        4,244  WSFS Financial Corp.                  149,346
                                             ---------------
                                                   1,276,067
                                             ---------------
               WATER UTILITIES -- 0.9%
        4,587  American States Water Co.             198,159
        6,937  SJW Corp.                             293,851
                                             ---------------
                                                     492,010
                                             ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.6%
        8,742  Shenandoah
                 Telecommunications Co.              359,121
                                             ---------------
               TOTAL COMMON STOCKS
                 -- 100.0%                        56,492,095
               (Cost $49,069,898)            ---------------


Page 104                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.4%
      223,991  Goldman Sachs Financial
                 Square Treasury Obligations
                 Fund - Institutional Class
                 - 0.23% (c) (d)             $       223,991
               (Cost $223,991)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$      88,696  JPMorgan Chase & Co.,
                 0.26% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $88,698.
                 Collateralized by U.S.
                 Treasury Note, interest
                 rate of 0.875%, due
                 04/15/17. The value of the
                 collateral including
                 accrued interest is
                 $90,704. (d)                         88,696
      183,743  RBC Capital Markets LLC,
                 0.30% (c), dated 07/29/16,
                 due 08/01/16, with a
                 maturity value of $183,748.
                 Collateralized by U.S.
                 Treasury Notes, interest
                 rates of 1.250% to 1.500%,
                 due 01/31/19 to 05/31/20.
                 The value of the collateral
                 including accrued interest
                 is $188,005. (d)                    183,743
                                             ---------------
               TOTAL REPURCHASE
                 AGREEMENTS -- 0.5%                  272,439
               (Cost $272,439)               ---------------

               TOTAL INVESTMENTS -- 100.9%        56,988,525
               (Cost $49,566,328) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.9)%              (486,929)
                                             ---------------
               NET ASSETS -- 100.0%          $    56,501,596
                                             ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $481,835 and the total value of the collateral held by the Fund is $496,430.

(c)   Interest rate shown reflects yield as of July 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $49,636,353. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,661,268 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $309,096.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1         LEVEL 2     LEVEL 3
                      --------------------------------------
Common Stocks*        $56,492,095      $      --   $      --
Money Market Funds        223,991             --          --
Repurchase
   Agreements                  --        272,439          --
                      --------------------------------------
Total Investments     $56,716,086      $ 272,439   $      --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                        See Notes to Financial Statements               Page 105

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2016

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $       481,835
Non-cash Collateral(2)                              (481,835)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $       272,439
Non-cash Collateral(4)                              (272,439)
                                             ---------------
Net Amount                                   $            --
                                             ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 106                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 4.0%
          836  Honeywell International, Inc. $        97,252
        1,959  Lockheed Martin Corp.                 495,098
                                             ---------------
                                                     592,350
                                             ---------------
               AIR FREIGHT & LOGISTICS
                 -- 0.7%
          903  United Parcel Service, Inc.,
                 Class B                              97,614
                                             ---------------
               AUTOMOBILES -- 6.3%
       30,941  Ford Motor Co.                        391,713
       17,179  General Motors Co.                    541,826
                                             ---------------
                                                     933,539
                                             ---------------
               BANKS -- 8.2%
       29,309  Bank of America Corp.                 424,688
        9,175  Citigroup, Inc.                       401,957
        4,694  JPMorgan Chase & Co.                  300,275
        2,054  Wells Fargo & Co.                      98,530
                                             ---------------
                                                   1,225,450
                                             ---------------
               BIOTECHNOLOGY -- 5.4%
          639  Amgen, Inc.                           109,927
          804  Biogen, Inc. (a)                      233,104
        5,828  Gilead Sciences, Inc.                 463,151
                                             ---------------
                                                     806,182
                                             ---------------
               CAPITAL MARKETS -- 2.2%
       11,228  Morgan Stanley                        322,580
                                             ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 2.8%
       13,556  Cisco Systems, Inc.                   413,865
                                             ---------------
               DIVERSIFIED FINANCIAL
                 SERVICES -- 1.9%
        2,015  Berkshire Hathaway, Inc.,
                 Class B (a)                        290,704
                                             ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 5.9%
       11,251  AT&T, Inc.                            487,056
        6,965  Verizon Communications, Inc.          385,930
                                             ---------------
                                                     872,986
                                             ---------------
               ELECTRIC UTILITIES -- 3.9%
        3,400  Duke Energy Corp.                     291,006
        1,491  NextEra Energy, Inc.                  191,280
        1,813  Southern (The) Co.                     96,996
                                             ---------------
                                                     579,282
                                             ---------------
               FOOD & STAPLES RETAILING
                 -- 2.6%
        5,326  Wal-Mart Stores, Inc.                 388,638
                                             ---------------
               FOOD PRODUCTS -- 3.2%
       10,683  Mondelez International, Inc.,
                 Class A                             469,838
                                             ---------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 7.4%
        2,888  Danaher Corp.                         235,199
        5,603  Medtronic PLC                         490,991


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES (CONTINUED)
        3,246  Stryker Corp.                 $       377,445
                                             ---------------
                                                   1,103,635
                                             ---------------
               HEALTH CARE PROVIDERS
                 & SERVICES -- 5.8%
        2,388  Aetna, Inc.                           275,121
        1,283  Express Scripts Holding
                 Co. (a)                              97,598
        3,443  UnitedHealth Group, Inc.              493,038
                                             ---------------
                                                     865,757
                                             ---------------
               INSURANCE -- 2.6%
        1,488  Chubb Ltd.                            186,387
        4,882  MetLife, Inc.                         208,657
                                             ---------------
                                                     395,044
                                             ---------------
               INTERNET & CATALOG RETAIL
                 -- 3.5%
          679  Amazon.com, Inc. (a)                  515,232
                                             ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.7%
          851  Facebook, Inc., Class A (a)           105,473
                                             ---------------
               IT SERVICES -- 0.7%
          641  International Business
                 Machines Corp.                      102,957
                                             ---------------
               MEDIA -- 4.7%
        5,966  Comcast Corp., Class A                401,213
        2,644  Time Warner, Inc.                     202,663
          994  Walt Disney (The) Co.                  95,374
                                             ---------------
                                                     699,250
                                             ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 5.6%
        1,855  Chevron Corp.                         190,100
        2,075  Exxon Mobil Corp.                     184,571
        6,128  Phillips 66                           466,096
                                             ---------------
                                                     840,767
                                             ---------------
               PHARMACEUTICALS -- 1.3%
        1,603  Johnson & Johnson                     200,744
                                             ---------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 2.7%
        3,423  American Tower Corp.                  396,281
                                             ---------------
               ROAD & RAIL -- 1.4%
        2,229  Union Pacific Corp.                   207,408
                                             ---------------
               SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT
                 -- 6.5%
       14,822  Intel Corp.                           516,695
        5,445  QUALCOMM, Inc.                        340,748
        1,552  Texas Instruments, Inc.               108,252
                                             ---------------
                                                     965,695
                                             ---------------
               SPECIALTY RETAIL -- 3.4%
        3,684  Lowe's Cos., Inc.                     303,120
        2,518  TJX (The) Cos., Inc.                  205,771
                                             ---------------
                                                     508,891
                                             ---------------


                        See Notes to Financial Statements               Page 107

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JULY 31, 2016

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 2.8%
        4,068  Apple, Inc.                   $       423,926
                                             ---------------
               TOBACCO -- 3.7%
        4,230  Altria Group, Inc.                    286,371
        5,409  Reynolds American, Inc.               270,775
                                             ---------------
                                                     557,146
                                             ---------------

               TOTAL INVESTMENTS -- 99.9%         14,881,234
               (Cost $14,228,599) (b)
               NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                  16,204
                                             ---------------
               NET ASSETS -- 100.0%          $    14,897,438
                                             ===============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $14,242,119. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $877,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $238,089.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1        LEVEL 2      LEVEL 3
                      --------------------------------------
Common Stocks*        $14,881,234     $      --   $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


Page 108                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2016

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,513,101,125    $    655,307,921    $    455,946,345
Cash................................................................            751,025                  --                  --
Receivables:
      Investment securities sold....................................         11,727,504                  --                  --
      Dividends.....................................................          1,254,440             331,610             218,375
      Securities lending income.....................................              7,955              20,976              31,143
      Interest......................................................                 --                  27                  22
Prepaid expenses....................................................              8,055               3,950               3,314
                                                                       ----------------    ----------------    ----------------
      TOTAL ASSETS..................................................      1,526,850,104         655,664,484         456,199,199
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --               8,742
Payables:
      Capital shares redeemed.......................................         11,724,792                  --                  --
      Investment advisory fees......................................            646,926             267,550             182,842
      Collateral for securities on loan.............................          7,634,466          11,007,242          13,199,701
      Licensing fees................................................            150,070              57,653              36,688
      Printing fees.................................................             72,692              39,375              28,905
      Audit and tax fees............................................             25,525              25,525              25,525
      Trustees' fees................................................              1,055                 805                 767
Other liabilities...................................................            253,573             122,096              89,312
                                                                       ----------------    ----------------    ----------------
      TOTAL LIABILITIES.............................................         20,509,099          11,520,246          13,572,482
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,506,341,005    $    644,144,238    $    442,626,717
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,601,163,875    $    761,509,894    $    549,574,308
Par value...........................................................            321,000             122,000              90,500
Accumulated net investment income (loss)............................          1,362,972             693,958             432,402
Accumulated net realized gain (loss) on investments.................       (207,509,918)       (165,986,078)       (157,258,128)
Net unrealized appreciation (depreciation) on investments...........        111,003,076          47,804,464          49,787,635
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,506,341,005    $    644,144,238    $    442,626,717
                                                                       ================    ================    ================

NET ASSET VALUE, per share..........................................   $          46.93    $          52.80    $          48.91
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         32,100,002          12,200,002           9,050,002
                                                                       ================    ================    ================
Investments, at cost................................................   $  1,402,098,049    $    607,503,457    $    406,158,710
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      7,611,347    $     10,930,169    $     13,065,305
                                                                       ================    ================    ================


Page 110                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    834,801,483    $    619,550,807    $    104,147,333    $     85,946,860    $     47,677,189    $     84,312,376
              --             161,897                  --                  --              52,681                  --

              --                  --                  --                  --                  --                  --
         716,702             419,562              75,025              45,414              27,295              34,029
           3,408               3,547               1,061               1,917                 609               3,200
              66                  --                   7                   8                  --                  --
           3,963               3,389               2,189               2,307                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     835,525,622         620,139,202         104,225,615          85,996,506          47,757,774          84,349,605
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                  --                  --                  --               4,610

              --                  --                  --                  --                  --                  --
         347,458             265,336              43,096              27,813              27,210              47,410
       3,630,397             949,000             825,757             620,648             574,073           1,572,720
          76,608              57,280               5,065               3,497                  --                  --
          44,154              33,137               7,228               6,688                  --                  --
          25,525              25,525              25,525              25,525                  --                  --
             836                 801                 715                 711                  --                  --
         144,187             109,786              22,499              18,350                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       4,269,165           1,440,865             929,885             703,232             601,283           1,624,740
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    831,256,457    $    618,698,337    $    103,295,730    $     85,293,274    $     47,156,491    $     82,724,865
================    ================    ================    ================    ================    ================


$    996,736,455    $    652,177,768    $    139,204,330    $    100,710,463    $     59,215,324    $     95,362,081
         198,000             120,000              23,000              16,000              16,000              26,500
       1,007,759             226,809             145,530              33,218              56,645              56,940
    (193,439,889)       (100,252,115)        (40,113,952)        (26,360,329)        (13,177,238)        (21,080,191)
      26,754,132          66,425,875           4,036,822          10,893,922           1,045,760           8,359,535
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    831,256,457    $    618,698,337    $    103,295,730    $     85,293,274    $     47,156,491    $     82,724,865
================    ================    ================    ================    ================    ================

$          41.98    $          51.56    $          44.91    $          53.31    $          29.47    $          31.22
================    ================    ================    ================    ================    ================

      19,800,002          12,000,002           2,300,002           1,600,002           1,600,002           2,650,002
================    ================    ================    ================    ================    ================
$    808,047,351    $    553,124,932    $    100,110,511    $     75,052,938    $     46,631,429    $     75,952,841
================    ================    ================    ================    ================    ================
$      3,635,971    $        932,100    $        823,137    $        612,307    $        571,979    $      1,560,427
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 2016

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $     54,986,890    $     56,988,525    $     14,881,234
Cash................................................................             22,479              17,876               2,211
Receivables:
      Investment securities sold....................................                 --                  --                  --
      Dividends.....................................................             30,697              20,631              23,408
      Securities lending income.....................................              1,433               2,898                  --
      Interest......................................................                 --                  --                  --
Prepaid expenses....................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      TOTAL ASSETS..................................................         55,041,499          57,029,930          14,906,853
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --                  --
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment advisory fees......................................             29,464              31,904               9,415
      Collateral for securities on loan.............................            670,565             496,430                  --
      Licensing fees................................................                 --                  --                  --
      Printing fees.................................................                 --                  --                  --
      Audit and tax fees............................................                 --                  --                  --
      Trustees' fees................................................                 --                  --                  --
Other liabilities...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      TOTAL LIABILITIES.............................................            700,029             528,334               9,415
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $     54,341,470    $     56,501,596    $     14,897,438
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $     71,605,337    $     68,986,183    $     18,001,664
Par value...........................................................             18,000              17,000               5,500
Accumulated net investment income (loss)............................             61,097              19,721              26,886
Accumulated net realized gain (loss) on investments.................        (19,676,677)        (19,943,505)         (3,789,247)
Net unrealized appreciation (depreciation) on investments...........          2,333,713           7,422,197             652,635
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $     54,341,470    $     56,501,596    $     14,897,438
                                                                       ================    ================    ================

NET ASSET VALUE, per share..........................................   $          30.19    $          33.24    $          27.09
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          1,800,002           1,700,002             550,002
                                                                       ================    ================    ================
Investments, at cost................................................   $     52,653,177    $     49,566,328    $     14,228,599
                                                                       ================    ================    ================
Securities on loan, at value........................................   $        675,110    $        481,835    $             --
                                                                       ================    ================    ================


Page 112                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2016

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................   $     33,097,645    $     12,347,940    $      6,747,145
Securities lending income (net of fees)...............................             15,133             462,135             845,321
Interest..............................................................                684                 821                 557
Foreign tax withholding...............................................                 --              (3,739)             (4,198)
                                                                         ----------------    ----------------    ----------------
      Total investment income.........................................         33,113,462          12,807,157           7,588,825
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees..............................................          8,106,246           3,718,893           2,544,170
Accounting and administration fees....................................            728,144             361,841             252,652
Licensing fees........................................................            502,313             239,072             168,589
Custodian fees........................................................            195,010             137,448             117,388
Printing fees.........................................................            160,729              86,560              63,990
Transfer agent fees...................................................             65,531              37,189              25,442
Legal fees............................................................             53,623              23,588              17,199
Audit and tax fees....................................................             23,636              23,636              23,636
Trustees' fees and expenses...........................................             16,557              11,343               9,953
Listing fees..........................................................             10,861               9,409               8,407
Registration and filing fees..........................................            (24,737)            (10,164)            (10,122)
Other expenses........................................................             42,353              23,390              16,726
                                                                         ----------------    ----------------    ----------------
      Total expenses..................................................          9,880,266           4,662,205           3,238,030
      Less fees waived and expenses reimbursed by the investment
         advisor......................................................                 --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Net expenses....................................................          9,880,266           4,662,205           3,238,030
                                                                         ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)..........................................         23,233,196           8,144,952           4,350,795
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................       (110,461,408)        (80,514,569)        (84,311,787)
      In-kind redemptions.............................................         95,191,884          38,009,054          27,736,696
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)..............................................        (15,269,524)        (42,505,515)        (56,575,091)
                                                                         ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments...         12,871,561            (171,616)         28,813,288
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................         (2,397,963)        (42,677,131)        (27,761,803)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................   $     20,835,233    $    (34,532,179)   $    (23,411,008)
                                                                         ================    ================    ================


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JULY 31, 2016

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FTA)               (FTC)               (FAB)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................   $     23,842,837    $      8,894,682    $      2,856,698
Securities lending income (net of fees)...............................              9,392               6,904               2,390
Interest..............................................................              1,052                 121                 175
Foreign tax withholding...............................................                 --                  --                (607)
                                                                         ----------------    ----------------    ----------------
      Total investment income.........................................         23,853,281           8,901,707           2,858,656
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees..............................................          4,553,382           3,281,026             625,892
Accounting and administration fees....................................            439,296             320,933              71,850
Licensing fees........................................................            289,141             212,800              53,492
Custodian fees........................................................            117,453              84,789              24,402
Printing fees.........................................................             91,453              74,627              15,646
Transfer agent fees...................................................             44,991              32,810               6,259
Legal fees............................................................             27,229              20,520               4,050
Audit and tax fees....................................................             23,636              23,636              23,636
Trustees' fees and expenses...........................................             12,249              10,642               7,372
Listing fees..........................................................             10,861               9,408              11,411
Registration and filing fees..........................................            (14,535)             (5,455)             (2,637)
Other expenses........................................................             28,833              16,590               6,580
                                                                         ----------------    ----------------    ----------------
      Total expenses..................................................          5,623,989           4,082,326             847,953
      Less fees waived and expenses reimbursed by the investment
         advisor......................................................                 --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Net expenses....................................................          5,623,989           4,082,326             847,953
                                                                         ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)..........................................         18,229,292           4,819,381           2,010,703
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................        (93,319,619)        (50,192,435)        (18,735,408)
      In-kind redemptions.............................................         15,510,695          71,582,497             (93,595)
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)..............................................        (77,808,924)         21,390,062         (18,829,003)
                                                                         ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments...         57,696,381         (8,534,955)          10,608,894
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................        (20,112,543)         12,855,107          (8,220,109)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................   $     (1,883,251)   $     17,674,488    $     (6,209,406)
                                                                         ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 114                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      1,111,005    $      1,055,205    $        962,478    $        811,433    $        653,894    $        390,699
           4,873              32,804              41,264               3,038               6,970                  --
             112                  --                  --                  --                  --                  --
             (80)               (380)               (239)               (716)                 --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,115,910           1,087,629           1,003,503             813,755             660,864             390,699
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         466,567             348,060 (a)         667,117 (a)         357,831 (a)         452,053 (a)         114,252 (a)
          55,215                  --                  --                  --                  --                  --
          44,278                  --                  --                  --                  --                  --
          19,133                  --                  --                  --                  --                  --
          14,887                  --                  --                  --                  --                  --
           4,666                  --                  --                  --                  --                  --
           2,495                  --                  --                  --                  --                  --
          23,636                  --                  --                  --                  --                  --
           7,208                  --                  --                  --                  --                  --
          11,006                  --                  --                  --                  --                  --
            (117)                 --                  --                  --                  --                  --
           4,780                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         653,754             348,060             667,117             357,831             452,053             114,252

            (561)                 --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         653,193             348,060             667,117             357,831             452,053             114,252
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         462,717             739,569             336,386             455,924             208,811             276,447
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



      (8,890,920)         (9,104,708)        (12,883,544)        (13,454,649)        (11,508,038)         (1,431,163)
       7,908,386           1,360,699           8,598,020           2,665,847           7,036,545           1,211,271
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (982,534)         (7,744,009)         (4,285,524)        (10,788,802)         (4,471,493)           (219,892)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         785,668           5,496,990          (2,084,750)          8,928,504             180,422            (195,421)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (196,866)         (2,247,019)         (6,370,274)         (1,860,298)         (4,291,071)           (415,313)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        265,851    $     (1,507,450)   $     (6,033,888)   $     (1,404,374)   $     (4,082,260)   $       (138,866)
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                              For the            For the            For the            For the
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2016          7/31/2015          7/31/2016          7/31/2015
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).........................  $    23,233,196    $    20,337,672    $     8,144,952    $     8,849,947
   Net realized gain (loss).............................      (15,269,524)        65,987,776        (42,505,515)        26,563,931
   Net change in unrealized appreciation
      (depreciation)....................................       12,871,561         22,668,735           (171,616)         1,230,195
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations...................................       20,835,233        108,994,183        (34,532,179)        36,644,073
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income................................      (22,823,931)       (20,028,256)        (7,755,496)        (8,693,486)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold............................      360,719,580      1,308,357,788        118,232,591        380,892,336
   Cost of shares redeemed..............................     (784,813,444)      (616,442,267)      (448,752,652)      (252,985,305)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.....................     (424,093,864)       691,915,521       (330,520,061)       127,907,031
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets..............     (426,082,562)       780,881,448       (372,807,736)       155,857,618

NET ASSETS:
   Beginning of period..................................    1,932,423,567      1,151,542,119      1,016,951,974        861,094,356
                                                          ---------------    ---------------    ---------------    ---------------
   End of period........................................  $ 1,506,341,005    $ 1,932,423,567    $   644,144,238    $ 1,016,951,974
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period..................................  $     1,362,972    $       951,349    $       693,958    $       297,557
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..............       42,050,002         26,650,002         19,200,002         17,000,002
   Shares sold..........................................        8,100,000         28,800,000          2,350,000          7,050,000
   Shares redeemed......................................      (18,050,000)       (13,400,000)        (9,350,000)        (4,850,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period....................       32,100,002         42,050,002         12,200,002         19,200,002
                                                          ===============    ===============    ===============    ===============


Page 116                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
  For the Year     For the Year    For the Year     For the Year    For the Year     For the Year    For the Year     For the Year
     Ended            Ended           Ended            Ended           Ended            Ended           Ended            Ended
   7/31/2016        7/31/2015       7/31/2016        7/31/2015       7/31/2016        7/31/2015       7/31/2016        7/31/2015
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    4,350,795   $    4,547,990  $   18,229,292   $   21,475,987  $    4,819,381   $    3,387,517  $    2,010,703   $    2,604,789
    (56,575,091)       8,797,083     (77,808,924)      53,998,362      21,390,062       19,423,285     (18,829,003)       6,158,735

     28,813,288       11,325,066      57,696,381      (77,570,887)     (8,534,955)      53,218,109      10,608,894      (10,980,973)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (23,411,008)      24,670,139      (1,883,251)      (2,096,538)     17,674,488       76,028,911      (6,209,406)      (2,217,449)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (4,081,541)      (4,451,731)    (18,294,192)     (21,473,202)     (4,618,806)      (3,360,670)     (1,983,056)      (2,607,591)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     67,117,666      358,071,930      75,101,924    1,002,793,376     516,977,365      436,368,800      12,659,650      137,296,874
   (298,880,828)    (196,957,460)   (405,415,052)    (819,084,676)   (593,100,019)    (131,564,680)    (98,058,016)    (111,571,399)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

   (231,763,162)     161,114,470    (330,313,128)     183,708,700     (76,122,654)     304,804,120     (85,398,366)      25,725,475
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
   (259,255,711)     181,332,878    (350,490,571)     160,138,960     (63,066,972)     377,472,361     (93,590,828)      20,900,435


    701,882,428      520,549,550   1,181,747,028    1,021,608,068     681,765,309      304,292,948     196,886,558      175,986,123
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  442,626,717   $  701,882,428  $  831,256,457   $1,181,747,028  $  618,698,337   $  681,765,309  $  103,295,730   $  196,886,558
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $      432,402   $      159,294  $    1,007,759   $    1,072,659  $      226,809   $       24,632  $      145,530   $      117,883
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


     14,550,002       11,300,002      28,400,002       24,050,002      13,650,002        7,100,002       4,400,002        3,850,002
      1,450,000        7,200,000       1,900,000       23,300,000      10,650,000        9,300,000         300,000        2,950,000
     (6,950,000)      (3,950,000)    (10,500,000)     (18,950,000)    (12,300,000)      (2,750,000)     (2,400,000)      (2,400,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      9,050,002       14,550,002      19,800,002       28,400,002      12,000,002       13,650,002       2,300,002        4,400,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                              For the            For the            For the            For the
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2016          7/31/2015          7/31/2016          7/31/2015
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).........................  $       462,717    $       348,838    $       739,569    $       941,157
   Net realized gain (loss).............................         (982,534)         4,513,518         (7,744,009)           307,815
   Net change in unrealized appreciation
      (depreciation)....................................          785,668          6,006,422          5,496,990         (2,241,372)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations...................................          265,851         10,868,778         (1,507,450)          (992,400)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income................................         (428,710)          (360,300)          (728,316)          (931,865)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold............................       62,083,079         69,661,337         26,848,523         30,751,492
   Cost of shares redeemed..............................      (67,906,113)       (49,952,550)       (52,845,363)       (54,611,356)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.....................       (5,823,034)        19,708,787        (25,996,840)       (23,859,864)
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets..............       (5,985,893)        30,217,265        (28,232,606)       (25,784,129)

NET ASSETS:
   Beginning of period..................................       91,279,167         61,061,902         75,389,097        101,173,226
                                                          ---------------    ---------------    ---------------    ---------------
   End of period........................................  $    85,293,274    $    91,279,167    $    47,156,491    $    75,389,097
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period..................................  $        33,218    $            --    $        56,645    $        45,244
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..............        1,750,002          1,350,002          2,550,002          3,350,002
   Shares sold..........................................        1,250,000          1,400,000            950,000          1,000,000
   Shares redeemed......................................       (1,400,000)        (1,000,000)        (1,900,000)        (1,800,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period....................        1,600,002          1,750,002          1,600,002          2,550,002
                                                          ===============    ===============    ===============    ===============


Page 118                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
  For the Year     For the Year    For the Year     For the Year    For the Year     For the Year    For the Year     For the Year
     Ended            Ended           Ended            Ended           Ended            Ended           Ended            Ended
   7/31/2016        7/31/2015       7/31/2016        7/31/2015       7/31/2016        7/31/2015       7/31/2016        7/31/2015
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $      336,386   $      310,990  $      455,924   $      611,454  $      208,811   $       39,943  $      276,447   $      235,617
     (4,285,524)          68,646     (10,788,802)       1,319,785      (4,471,493)      (1,453,510)       (219,892)         998,668

     (2,084,750)       8,532,300       8,928,504       (3,567,066)        180,422        6,782,813        (195,421)         (81,912)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (6,033,888)       8,911,936      (1,404,374)      (1,635,827)     (4,082,260)       5,369,246        (138,866)       1,152,373
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (299,960)        (338,555)       (405,321)        (624,290)       (173,635)         (34,135)       (262,771)        (239,441)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     61,500,779       90,321,466      34,468,378       56,706,307      45,751,871       70,180,467      11,625,854       19,813,751
    (86,714,895)     (26,044,308)    (50,807,784)     (44,065,997)    (73,486,039)     (20,581,155)    (14,190,560)     (15,980,041)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (25,214,116)      64,277,158     (16,339,406)      12,640,310     (27,734,168)      49,599,312      (2,564,706)       3,833,710
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    (31,547,964)      72,850,539     (18,149,101)      10,380,193     (31,990,063)      54,934,423      (2,966,343)       4,746,642


    114,272,829       41,422,290      72,490,571       62,110,378      88,491,659       33,557,236      17,863,781       13,117,139
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $   82,724,865   $  114,272,829  $   54,341,470   $   72,490,571  $   56,501,596   $   88,491,659  $   14,897,438   $   17,863,781
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $       56,940   $           --  $       61,097   $       10,494  $       19,721   $           --  $       26,886   $       13,210
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      3,650,002        1,500,002       2,400,002        2,000,002       2,750,002        1,200,002         650,002          500,002
      2,100,000        3,000,000       1,200,000        1,750,000       1,500,000        2,250,000         450,000          750,000
     (3,100,000)        (850,000)     (1,800,000)      (1,350,000)     (2,550,000)        (700,000)       (550,000)        (600,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      2,650,002        3,650,002       1,800,002        2,400,002       1,700,002        2,750,002         550,002          650,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    45.96    $    43.21    $    37.10    $    28.66    $    28.38
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.64          0.57          0.49          0.48          0.35
Net realized and unrealized gain (loss)                 0.95          2.75          6.10          8.45          0.26
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        1.59          3.32          6.59          8.93          0.61
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.62)        (0.57)        (0.48)        (0.49)        (0.33)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    46.93    $    45.96    $    43.21    $    37.10    $    28.66
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        3.59%         7.67%        17.83%        31.41%         2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $1,506,341    $1,932,424    $1,151,542    $  500,829    $  326,690
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.61%         0.61%         0.64%         0.66%         0.70%
Ratio of net expenses to average net assets             0.61%         0.61%         0.64%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.43%         1.25%         1.25%         1.47%         1.27%
Portfolio turnover rate (b)                              109%           91%           78%           78%           95%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    52.97    $    50.65    $    44.95    $    34.19    $    34.17
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.56          0.51          0.31          0.42          0.21
Net realized and unrealized gain (loss)                (0.21)         2.31          5.75         10.71          0.01
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.35          2.82          6.06         11.13          0.22
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.52)        (0.50)        (0.36)        (0.37)        (0.20)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    52.80    $    52.97    $    50.65     $   44.95    $    34.19
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        0.76%         5.55%        13.49%        32.71%         0.66%

RATIOS/SUPPLEMENTAL DATA:                         $  644,144    $1,016,952    $  861,094     $ 485,456    $  294,075
Net assets, end of period (in 000's)
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.63%         0.62%         0.64%         0.66%         0.70%
Ratio of net expenses to average net assets             0.63%         0.62%         0.64%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.10%         0.97%         0.64%         1.04%         0.63%
Portfolio turnover rate (b)                              126%          102%           81%           81%           94%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    48.24    $    46.07    $    42.20    $    31.20    $    30.93
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.39          0.35          0.22          0.34          0.17
Net realized and unrealized gain (loss)                 0.64          2.17          3.86         11.00          0.27
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        1.03          2.52          4.08         11.34          0.44
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.36)        (0.35)        (0.21)        (0.34)        (0.17)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    48.91    $    48.24    $    46.07     $   42.20    $    31.20
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        2.20%         5.45%         9.66%        36.58%         1.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  442,627    $  701,882    $  520,550     $ 289,082    $  140,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.64%         0.63%         0.66%         0.70%         0.70%
Ratio of net expenses to average net assets             0.64%         0.63%         0.66%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.86%         0.73%         0.49%         0.87%         0.56%
Portfolio turnover rate (b)                              126%           97%           89%           85%          101%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    41.61    $    42.48    $    36.78    $    28.11    $    27.18
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.78 (c)      0.77          0.69          0.58          0.40
Net realized and unrealized gain (loss)                 0.38         (0.87)         5.69          8.66          0.93
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        1.16         (0.10)         6.38          9.24          1.33
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.79)        (0.77)        (0.68)        (0.57)        (0.40)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    41.98    $    41.61    $    42.48    $    36.78    $    28.11
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        2.94%        (0.29)%       17.46%        33.15%         4.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  831,256    $1,181,747    $1,021,608    $  467,124    $  247,370
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.62%         0.62%         0.64%         0.67%         0.70%
Ratio of net expenses to average net assets             0.62%         0.62%         0.64%         0.67%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   2.00%         1.77%         1.80%         1.85%         1.56%
Portfolio turnover rate (b)                               94%           78%           68%           69%           88%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Based on average shares outstanding.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    49.95    $    42.86    $    36.26    $    28.54    $    29.33
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.35          0.32          0.23          0.30          0.24
Net realized and unrealized gain (loss)                 1.60          7.09          6.61          7.75         (0.80)
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        1.95          7.41          6.84          8.05         (0.56)
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.34)        (0.32)        (0.24)        (0.33)        (0.23)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    51.56    $    49.95    $    42.86     $   36.26    $    28.54
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        3.96%        17.32%        18.88%        28.42%        (1.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  618,698    $  681,765    $  304,293     $ 170,419    $  129,864
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.62%         0.63%         0.66%         0.70%         0.70%
Ratio of net expenses to average net assets             0.62%         0.63%         0.66%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.73%         0.68%         0.58%         0.88%         0.86%
Portfolio turnover rate (b)                              149%          143%          138%          141%          162%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    44.75    $    45.71    $    40.10    $    29.93    $    29.24
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.70          0.64          0.55          0.51          0.36
Net realized and unrealized gain (loss)                 0.13         (0.96)         5.60         10.16          0.69
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.83         (0.32)         6.15         10.67          1.05
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.67)        (0.64)        (0.54)        (0.50)        (0.36)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    44.91    $    44.75    $    45.71    $    40.10    $    29.93
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        1.98%        (0.74)%       15.38%        35.92%         3.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  103,296    $  196,887    $  175,986    $   92,227    $   47,882
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.68%         0.70%         0.70%         0.76%         0.80%
Ratio of net expenses to average net assets             0.68%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.61%         1.36%         1.29%         1.46%         1.24%
Portfolio turnover rate (b)                               96%           82%           74%           70%           90%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    52.16    $    45.23    $    39.59    $    31.16    $    31.66
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.24          0.23          0.12          0.26          0.16
Net realized and unrealized gain (loss)                 1.13          6.94          5.67          8.42         (0.51)
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        1.37          7.17          5.79          8.68         (0.35)
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.22)        (0.24)        (0.15)        (0.25)        (0.15)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    53.31    $    52.16    $    45.23    $    39.59    $    31.16
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        2.66%        15.89%        14.63%        28.01%        (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   85,293    $   91,279    $   61,062     $  37,609    $   29,606
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%         0.72%         0.74%         0.85%         0.85%
Ratio of net expenses to average net assets             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.50%         0.48%         0.27%         0.74%         0.48%
Portfolio turnover rate (b)                              160%          135%          139%          147%          155%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    29.56    $    30.20    $    26.63    $    19.74    $    19.27
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.43          0.39          0.24          0.25          0.15
Net realized and unrealized gain (loss)                (0.10)        (0.64)         3.56          6.89          0.47
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.33         (0.25)         3.80          7.14          0.62
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.42)        (0.39)        (0.23)        (0.25)        (0.15)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    29.47    $    29.56    $    30.20    $    26.63    $    19.74
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        1.22%        (0.87)%       14.30%        36.37%         3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   47,156    $   75,389    $  101,173     $  21,302    $    8,885
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.49%         1.27%         0.90%         0.96%         0.98%
Portfolio turnover rate (b)                              114%           88%           84%           66%          100%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    31.31    $    27.61    $    24.62    $    19.50    $    19.93
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.11          0.13          0.07          0.18          0.02
Net realized and unrealized gain (loss)                (0.11)         3.71          3.00          5.07         (0.44)
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.00          3.84          3.07          5.25         (0.42)
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.09)        (0.14)        (0.08)        (0.13)        (0.01)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    31.22    $    31.31    $    27.61    $    24.62    $    19.50
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        0.03%        13.91%        12.49%        27.05%        (2.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   82,725    $  114,273    $   41,422    $   22,161    $   16,572
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.35%         0.42%         0.08%         0.83%         0.11%
Portfolio turnover rate (b)                              193%          159%          148%          156%          166%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    30.20    $    31.06    $    27.96    $    19.81    $    19.80
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.26          0.28          0.23          0.20          0.14
Net realized and unrealized gain (loss)                (0.04)        (0.85)         3.09          8.15          0.01
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.22         (0.57)         3.32          8.35          0.15
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.23)        (0.29)        (0.22)        (0.20)        (0.14)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    30.19    $    30.20    $    31.06    $    27.96    $    19.81
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        0.79%        (1.89)%       11.86%        42.34%         0.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   54,341    $   72,491    $   62,110    $   44,743    $    5,944
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.89%         0.86%         0.72%         1.32%         0.82%
Portfolio turnover rate (b)                              125%           96%           86%          104%          103%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    32.18    $    27.96    $    26.01    $    20.37    $    19.92
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.09          0.04         (0.01)         0.05          0.02
Net realized and unrealized gain (loss)                 1.04          4.20          1.97          5.66          0.46
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        1.13          4.24          1.96          5.71          0.48
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.07)        (0.02)        (0.01)        (0.07)        (0.03)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    33.24    $    32.18    $    27.96    $    26.01    $    20.37
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        3.54%        15.17%         7.52%        28.14%         2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   56,502    $   88,492    $   33,557     $  13,007    $    9,167
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.32%         0.09%        (0.10)%        0.17%         0.14%
Portfolio turnover rate (b)                              161%          153%          175%          147%          162%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                                         YEAR ENDED JULY 31,
                                                  ------------------------------------------------------------------
                                                     2016          2015          2014          2013          2012
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period              $    27.48    $    26.23    $    22.97    $    18.00    $    18.89
                                                  ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.45          0.37          0.31          0.28          0.18
Net realized and unrealized gain (loss)                (0.42)         1.27          3.24          4.97         (0.90)
                                                  ----------    ----------    ----------    ----------    ----------
Total from investment operations                        0.03          1.64          3.55          5.25         (0.72)
                                                  ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.42)        (0.39)        (0.29)        (0.28)        (0.17)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                    $    27.09    $    27.48    $    26.23    $    22.97    $    18.00
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                        0.19%         6.29%        15.54%        29.42%        (3.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $   14,897    $   17,864    $   13,117    $   10,335    $   10,801
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets             0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.69%         1.40%         1.28%         1.32%         1.28%
Portfolio turnover rate (b)                              145%          134%          125%          135%          164%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") (1) First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") (1) First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") (1) First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") (1) First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") (1) First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") (1) First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") (1) First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") (1) First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") (1) First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") (1) First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") (1) First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK") (1)

(1) Formerly traded on the NYSE Arca, Inc.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Effective April 8, 2016, the investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     NASDAQ AlphaDEX(R) Large Cap Core Index (2)
First Trust Mid Cap Core AlphaDEX(R) Fund                       NASDAQ AlphaDEX(R) Mid Cap Core Index (2)
First Trust Small Cap Core AlphaDEX(R) Fund                     NASDAQ AlphaDEX(R) Small Cap Core Index (2)
First Trust Large Cap Value AlphaDEX(R) Fund                    NASDAQ AlphaDEX(R) Large Cap Value Index (2)
First Trust Large Cap Growth AlphaDEX(R) Fund                   NASDAQ AlphaDEX(R) Large Cap Growth Index (2)
First Trust Multi Cap Value AlphaDEX(R) Fund                    NASDAQ AlphaDEX(R) Multi Cap Value Index (2)
First Trust Multi Cap Growth AlphaDEX(R) Fund                   NASDAQ AlphaDEX(R) Multi Cap Growth Index (2)
First Trust Mid Cap Value AlphaDEX(R) Fund                      NASDAQ AlphaDEX(R) Mid Cap Value Index (2)
First Trust Mid Cap Growth AlphaDEX(R) Fund                     NASDAQ AlphaDEX(R) Mid Cap Growth Index (2)
First Trust Small Cap Value AlphaDEX(R) Fund                    NASDAQ AlphaDEX(R) Small Cap Value Index (2)
First Trust Small Cap Growth AlphaDEX(R) Fund                   NASDAQ AlphaDEX(R) Small Cap Growth Index (2)
First Trust Mega Cap AlphaDEX(R) Fund                           NASDAQ AlphaDEX(R) Mega Cap Index (2)

(2) Effective April 8, 2016, the Fund's underlying index was changed from Defined Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities". For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2016, all the Funds except for FMK have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2016, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2016, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  22,823,931               $     --                   $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,755,496                     --                         --
First Trust Small Cap Core AlphaDEX(R) Fund                      4,081,541                     --                         --
First Trust Large Cap Value AlphaDEX(R) Fund                    18,294,192                     --                         --
First Trust Large Cap Growth AlphaDEX(R) Fund                    4,618,806                     --                         --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,983,056                     --                         --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      428,710                     --                         --
First Trust Mid Cap Value AlphaDEX(R) Fund                         728,316                     --                         --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        299,960                     --                         --
First Trust Small Cap Value AlphaDEX(R) Fund                       405,321                     --                         --
First Trust Small Cap Growth AlphaDEX(R) Fund                      173,635                     --                         --
First Trust Mega Cap AlphaDEX(R) Fund                              262,771                     --                         --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2015 was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  20,028,256               $     --                   $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                        8,693,486                     --                         --
First Trust Small Cap Core AlphaDEX(R) Fund                      4,451,731                     --                         --
First Trust Large Cap Value AlphaDEX(R) Fund                    21,473,202                     --                         --
First Trust Large Cap Growth AlphaDEX(R) Fund                    3,360,670                     --                         --
First Trust Multi Cap Value AlphaDEX(R) Fund                     2,607,591                     --                         --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      360,300                     --                         --
First Trust Mid Cap Value AlphaDEX(R) Fund                         931,865                     --                         --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        338,555                     --                         --
First Trust Small Cap Value AlphaDEX(R) Fund                       624,290                     --                         --
First Trust Small Cap Growth AlphaDEX(R) Fund                       34,135                     --                         --
First Trust Mega Cap AlphaDEX(R) Fund                              239,441                     --                         --

As of July 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $   1,362,972           $ (203,935,009)         $ 107,428,167
First Trust Mid Cap Core AlphaDEX(R) Fund                             693,958             (164,617,654)            46,436,040
First Trust Small Cap Core AlphaDEX(R) Fund                           432,402             (156,107,945)            48,637,452
First Trust Large Cap Value AlphaDEX(R) Fund                        1,007,759             (190,559,804)            23,874,047
First Trust Large Cap Growth AlphaDEX(R) Fund                         226,809              (99,887,022)            66,060,782
First Trust Multi Cap Value AlphaDEX(R) Fund                          145,530              (39,545,956)             3,468,826
First Trust Multi Cap Growth AlphaDEX(R) Fund                          33,218              (26,274,108)            10,807,701
First Trust Mid Cap Value AlphaDEX(R) Fund                             56,645              (13,073,188)               941,710
First Trust Mid Cap Growth AlphaDEX(R) Fund                            56,940              (21,048,290)             8,327,634
First Trust Small Cap Value AlphaDEX(R) Fund                           61,097              (19,590,838)             2,247,874
First Trust Small Cap Growth AlphaDEX(R) Fund                          19,721              (19,873,480)             7,352,172
First Trust Mega Cap AlphaDEX(R) Fund                                  26,886               (3,775,727)               639,115

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of July 31, 2016, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2016, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016


                                                      Capital Loss   Capital Loss   Capital Loss        Post           Total
                                                        Available      Available      Available     Enactment -       Capital
                                                         through        through        through           No            Loss
                                                        7/31/2017      7/31/2018      7/31/2019      Expiration      Available
                                                      -------------  -------------  -------------  --------------  -------------
First Trust Large Cap Core AlphaDEX(R) Fund            $ 2,600,275    $ 2,800,653    $ 1,020,863    $197,513,218    $203,935,009
First Trust Mid Cap Core AlphaDEX(R) Fund                1,985,474      2,119,642      1,502,304     159,010,234     164,617,654
First Trust Small Cap Core AlphaDEX(R) Fund              1,882,188      1,600,982      1,258,833     151,365,942     156,107,945
First Trust Large Cap Value AlphaDEX(R) Fund             2,272,260      5,098,300        298,768     182,890,476     190,559,804
First Trust Large Cap Growth AlphaDEX(R) Fund           10,217,162      3,224,180      1,803,151      84,642,529      99,887,022
First Trust Multi Cap Value AlphaDEX(R) Fund             1,331,945      1,180,819        322,362      36,710,830      39,545,956
First Trust Multi Cap Growth AlphaDEX(R) Fund            2,554,292      1,438,794        345,171      21,935,851      26,274,108
First Trust Mid Cap Value AlphaDEX(R) Fund                      --             --             --      13,073,188      13,073,188
First Trust Mid Cap Growth AlphaDEX(R) Fund                     --             --             --      21,048,290      21,048,290
First Trust Small Cap Value AlphaDEX(R) Fund                    --             --             --      19,590,838      19,590,838
First Trust Small Cap Growth AlphaDEX(R) Fund                   --             --             --      19,873,480      19,873,480
First Trust Mega Cap AlphaDEX(R) Fund                           --             --             --       3,775,727       3,775,727

At the taxable year ended July 31, 2016, the following Funds' capital loss carryforwards expired in the following amounts:

                                                          Capital Loss
                                                             Expired
                                                          -------------
First Trust Large Cap Core AlphaDEX(R)Fund                  $   8,528
First Trust Mid Cap Core AlphaDEX(R) Fund                      84,882
First Trust Small Cap Core AlphaDEX(R) Fund                   111,735
First Trust Large Cap Value AlphaDEX(R) Fund                   80,299
First Trust Large Cap Growth AlphaDEX(R) Fund                 162,514
First Trust Multi Cap Value AlphaDEX(R) Fund                   56,799
First Trust Multi Cap Growth AlphaDEX(R) Fund                 241,100

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2016, the adjustments for each Fund were as follows:

                                                                                  Accumulated
                                                           Accumulated           Net Realized
                                                         Net Investment           Gain (Loss)              Paid-in
                                                          Income (Loss)         on Investments             Capital
                                                        -----------------      -----------------      -----------------
First Trust Large Cap Core AlphaDEX(R) Fund                $     2,358           $ (89,766,295)         $ 89,763,937
First Trust Mid Cap Core AlphaDEX(R) Fund                        6,945             (33,975,059)           33,968,114
First Trust Small Cap Core AlphaDEX(R) Fund                      3,854             (23,462,325)           23,458,471
First Trust Large Cap Value AlphaDEX(R) Fund                        --             (11,620,171)           11,620,171
First Trust Large Cap Growth AlphaDEX(R) Fund                    1,602             (70,320,107)           70,318,505
First Trust Multi Cap Value AlphaDEX(R) Fund                        --               1,953,298            (1,953,298)
First Trust Multi Cap Growth AlphaDEX(R) Fund                     (789)             (7,519,026)            7,519,815
First Trust Mid Cap Value AlphaDEX(R) Fund                         148                (737,373)              737,225
First Trust Mid Cap Growth AlphaDEX(R) Fund                     20,514              (8,385,119)            8,364,605
First Trust Small Cap Value AlphaDEX(R) Fund                        --              (2,038,319)            2,038,319
First Trust Small Cap Growth AlphaDEX(R) Fund                  (15,455)             (6,609,315)            6,624,770
First Trust Mega Cap AlphaDEX(R) Fund                               --              (1,172,351)            1,172,351

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

Effective April 8, 2016, First Trust Portfolios L.P. ("FTP") entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. Prior to April 8, 2016, FTP had licensing agreements with Standard & Poors Financial Services LLP. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2017.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended July 31, 2016 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                                     Fees Waived or Expenses Borne by
                                                                                      First Trust Subject to Recovery
                                                                           -----------------------------------------------------
                                                Advisory       Expense        Year          Year          Year
                                                   Fee          Reim-         Ended         Ended         Ended
                                                 Waivers     bursements     7/31/2014     7/31/2015     7/31/2016       Total
                                               -----------   -----------   -----------   -----------   -----------   -----------
First Trust Multi Cap Growth AlphaDEX(R) Fund   $     561      $    --      $  23,302     $  11,781     $     561     $  35,644

At July 31, 2016, none of the Funds, other than First Trust Multi Cap Growth AlphaDEX(R) Fund, had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer, and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each Fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $ 1,778,232,147      $ 1,775,916,462
First Trust Mid Cap Core AlphaDEX(R) Fund                             946,959,860          946,845,545
First Trust Small Cap Core AlphaDEX(R) Fund                           645,815,218          645,416,276
First Trust Large Cap Value AlphaDEX(R) Fund                          862,251,777          862,123,543
First Trust Large Cap Growth AlphaDEX(R) Fund                         981,063,808          975,790,779
First Trust Multi Cap Value AlphaDEX(R) Fund                          122,742,268          122,718,190
First Trust Multi Cap Growth AlphaDEX(R) Fund                         148,880,225          148,705,924
First Trust Mid Cap Value AlphaDEX(R) Fund                             58,477,754           58,514,650
First Trust Mid Cap Growth AlphaDEX(R) Fund                           184,639,943          184,342,912
First Trust Small Cap Value AlphaDEX(R) Fund                           66,124,306           66,242,328
First Trust Small Cap Growth AlphaDEX(R) Fund                         104,307,858          104,251,824
First Trust Mega Cap AlphaDEX(R) Fund                                  23,701,042           23,677,962

For the fiscal year ended July 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $   360,380,556      $   783,456,525
First Trust Mid Cap Core AlphaDEX(R) Fund                             118,177,655          448,042,552
First Trust Small Cap Core AlphaDEX(R) Fund                            66,878,111          298,370,737
First Trust Large Cap Value AlphaDEX(R) Fund                           75,022,827          404,261,845
First Trust Large Cap Growth AlphaDEX(R) Fund                         513,082,190          592,725,519
First Trust Multi Cap Value AlphaDEX(R) Fund                           12,625,142           97,865,553
First Trust Multi Cap Growth AlphaDEX(R) Fund                          62,034,434           67,869,983
First Trust Mid Cap Value AlphaDEX(R) Fund                             26,828,796           52,783,935
First Trust Mid Cap Growth AlphaDEX(R) Fund                            61,430,467           86,798,038
First Trust Small Cap Value AlphaDEX(R) Fund                           34,350,858           50,599,017
First Trust Small Cap Growth AlphaDEX(R) Fund                          45,686,152           73,488,303
First Trust Mega Cap AlphaDEX(R) Fund                                  11,615,978           14,198,213


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Creation
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities           Redemption
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 30, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, and First Trust Mega Cap AlphaDEX(R) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), including the portfolios of investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the Funds' custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 22, 2016


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2016, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                    Dividends Received Deduction
                                                    ----------------------------
First Trust Large Cap Core AlphaDEX(R) Fund                   100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                     100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                   100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                  100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                 100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                  100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                 100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                    100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                   100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                  100.00%
First Trust Small Cap Growth AlphaDEX(R) Fund                 100.00%
First Trust Mega Cap AlphaDEX(R) Fund                         100.00%

For the taxable year ended July 31, 2016, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                      Qualified Dividend Income
                                                    ----------------------------
First Trust Large Cap Core AlphaDEX(R) Fund                   100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                     100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                   100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                  100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                 100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                  100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                 100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                    100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                   100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                  100.00%
First Trust Small Cap Growth AlphaDEX(R) Fund                 100.00%
First Trust Mega Cap AlphaDEX(R) Fund                         100.00%


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial residential and real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Certain of the Funds utilize a growth stocks investment strategy and are thus subject to growth stocks investment risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components , industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Funds normally invest at least 90% of their assets in common stocks that comprise the applicable Index. The securities of companies represented in the Indices generally have market capitalizations that are consistent with the name of each Index. To determine the market capitalization range of such securities, each Fund uses the current range of the applicable Index. However, the Funds will not sell a security because the security has exceeded or fallen below the current market capitalization range of the applicable Index. Because of market movement, there can be no assurance that the securities in the Funds will stay within a given market capitalization range. As a result, the Funds may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Certain of the Funds invest in small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. Certain of the Funds utilize a value investment strategy and thus are exposed to value investment risk. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX(R) Funds it manages (the "Funds") in the United Kingdom in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2015, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $9,067,727. This figure is comprised of $453,849 paid (or to be paid) in fixed compensation and $8,613,878 paid (or to be paid) in variable compensation. There were a total of 13 beneficiaries of the remuneration described above. Those amounts include $5,011,396 paid (or to be paid) to senior management of First Trust Advisors L.P. and $4,056,331 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following twelve series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2017 at a meeting held on June 13, 2016. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2016 and June 13, 2016, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate or unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at a special meeting held on April 22, 2016, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 13, 2016 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee or unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. In addition, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 22, 2016 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

For FEX, FNX, FYX, FAD, FAB, FTC and FTA (the "Non-Unitary Fee Funds"), the Board considered the advisory fee rate payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2017. For each Non-Unitary Fee Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Non-Unitary Fee Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor.

For FNK, FNY, FYT, FYC and FMK (the "Unitary Fee Funds"), the Board considered the unitary fee rate payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that, as part of the unitary fee, the Advisor is responsible for each Unitary Fee Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because the Unitary Fee Funds pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2016

the total (net) expense ratio of each Non-Unitary Fee Fund and the unitary fee for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory and unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2015 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was consistent with the Fund's prospectus. The Board noted that effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX stock selection methodology. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to one or more broad-based benchmark indexes, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee and unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Unitary Fee Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2015 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis, and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2016 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST    DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                  FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician; President, Wheaton                     126         None
c/o First Trust Advisors L.P.                       Orthopedics; Limited Partner
120 E. Liberty Drive,           o Since Inception   Gundersen Real Estate Limited
  Suite 400                                         Partnership; Member, Sportsmed LLC
Wheaton, IL 60187                                   (April 2007 to November 2015)
D.O.B.: 04/51

Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.            126         Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                 Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                 Inc., ADM
  Suite 400                                                                                                       Investor Services
Wheaton, IL 60187                                                                                                 International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises                       126         Director of Trust
c/o First Trust Advisors L.P.                       (Financial and Management Consulting)                         Company of
120 E. Liberty Drive,           o Since Inception                                                                 Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating             126         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                     Covenant
120 E. Liberty Drive,           o Since Inception   Harapan Educational Foundation (Educational                   Transport Inc.
  Suite 400                                         Products and Services); President and Chief                   (May 2003 to
Wheaton, IL 60187                                   Executive Officer (June 2012 to September                     May 2014)
D.O.B.: 03/54                                       2014), Servant Interactive LLC (Educational
                                                    Products and Services); President and Chief
                                                    Executive Officer (June 2012 to September
                                                    2014), Dew Learning LLC (Educational
                                                    Products and Services); President (June 2002
                                                    to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust              126         None
Chairman of the Board                               Advisors L.P. and First Trust
120 E. Liberty Drive,           o Since Inception   Portfolios L.P.; Chairman of the
  Suite 400                                         Board of Directors, BondWave LLC
Wheaton, IL 60187                                   (Software Development Company/
D.O.B.: 09/55                                       Investment Advisor) and Stonebridge
                                                    Advisors LLC (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2016 (UNAUDITED)

                            POSITION AND           TERM OF OFFICE
        NAME, ADDRESS          OFFICES              AND LENGTH OF                        PRINCIPAL OCCUPATIONS
      AND DATE OF BIRTH      WITH TRUST                SERVICE                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS(2)
--------------------------------------------------------------------------------------------------------------------------------
James M. Dykas              President and       o Indefinite Term           Managing Director and Chief Financial Officer
120 E. Liberty Drive,       Chief Executive                                 (January 2016 to Present), Controller (January 2011
  Suite 400                 Officer             o Since January 2016        to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                           to January 2016), First Trust Advisors L.P. and First
D.O.B: 01/66                                                                Trust Portfolios L.P.

Donald P. Swade             Treasurer, Chief    o Indefinite Term           Senior Vice President (July 2016 to Present),
120 E. Liberty Drive,       Financial Officer                               Vice President (April 2012 to July 2016),
  Suite 400                 and Chief           o Since January 2016        First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187           Accounting Officer                              L.P., Vice President (September 2006 to April 2012),
D.O.B.: 08/72                                                               Guggenheim Funds Investment Advisors, LLC/
                                                                            Claymore Securities, Inc.

W. Scott Jardine            Secretary and       o Indefinite Term           General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,       Chief Legal                                     Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                 Officer             o Since Inception           BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                           Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                               Advisors LLC (Investment Advisor)

Daniel J. Lindquist         Vice President      o Indefinite Term           Managing Director (July 2012 to Present), Senior Vice
120 E. Liberty Drive,                                                       President (September 2005 to July 2012), First Trust
  Suite 400                                     o Since Inception           Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher             Chief Compliance    o Indefinite Term           Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,       Officer and                                     and First Trust Portfolios L.P.
  Suite 400                 Assistant           o Chief Compliance
Wheaton, IL 60187           Secretary             Officer Since
D.O.B.: 12/66                                     January 2011

                                                o Assistant
                                                  Secretary Since
                                                  Inception

Roger F. Testin             Vice President      o Indefinite Term           Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                       and First Trust Portfolios L.P.
  Suite 400                                     o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland                 Vice President      o Indefinite Term           Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                       Vice President (August 2005 to September 2012), First
  Suite 400                                     o Since Inception           Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 11/70

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2016 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

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


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $420,000 for 2015 and $420,000 for 2016.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2015 and $0 for 2016.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2015 and $0 for 2016.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $61,425 for 2015 and $61,425 for 2016. These fees were for tax consultation.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2015 and $0 for 2016.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2015 and $0 for 2016.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2015 and $0 for 2016 for the Adviser and $0 for 2015 and $0 for 2016 for the Distributor.


      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                    Adviser and Distributor:
           -----------                    ------------------------

             (b) 0%                                (b) 0%

             (c) 0%                                (c) 0%

             (d) 0%                                (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2015 were $61,425 for the registrant, $12,700 for the registrant's investment adviser and $36,700 for the registrant's distributor, and for 2016 were $61,425 for the registrant, $23,000 for the registrant's investment adviser and $42,100 for the registrant's distributor.


      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      First Trust Exchange-Traded AlphaDEX(R) Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 22, 2016
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 22, 2016
     ---------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 22, 2016
     ---------------------

* Print the name and title of each signing officer under his or her signature.